As filed with the Securities and Exchange Commission on February 25, 2004

                                      Securities Act Registration No. 333-111641

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-effective Amendment No. 1 Post-effective Amendment No. _____
                        (Check appropriate box or boxes)

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               11 Greenway Plaza, Suite 100, Houston, Texas 77046
               --------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

PETER A. DAVIDSON, ESQUIRE                MARTHA J. HAYS, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1735 Market Street
Suite 100                                 51st Floor
Houston, TX 77046                         Philadelphia, PA 19103

    Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

    The title of the securities being registered is INVESCO VIF-Technology Fund Series I and II and INVESCO VIF-Utilities Fund Series I and II. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

(AIM INVESTMENTS LOGO APPEARS HERE)--Servicemark--

                        AIM V.I. GLOBAL UTILITIES FUND,

                  A PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173


                                                               February 26, 2004


Dear Contract Owner:

     As you may be aware, AMVESCAP PLC, the parent company of AIM V.I. Global Utilities Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     Shares of AIM V.I. Global Utilities Fund (the Fund) are sold to and held by separate accounts of various insurance companies to fund variable annuity or variable life insurance contracts offered by the insurance companies. The separate accounts invest in shares of the Fund in accordance with instructions from variable annuity or variable life contract owners. Except as otherwise might be provided by applicable law, the separate accounts provide pass-through voting to contract owners, and you, as a contract owner, have the right to instruct the separate account on how to vote shares of the Fund held by the separate account under your contract.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all retail AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all retail INVESCO Funds and the retail AIM Funds (including the Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. The Fund is one of the funds that AMVESCAP PLC recommended, and its Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of the Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/ prospectus seeks your vote in favor of the persons nominated to serve as trustees.


     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card or voting instruction card in the enclosed postage paid return envelope. If you attend the meeting, you may vote in person, with proper authorization from your life insurance company. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from us reminding you to vote.


                                          Sincerely,


                                                   -s- Robert H. Graham

                                          --------------------------------------
                                                     Robert H. Graham
                                                  Chairman and President

                        AIM V.I. GLOBAL UTILITIES FUND,

                                 A PORTFOLIO OF
                          AIM VARIABLE INSURANCE FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON APRIL 2, 2004


     We cordially invite you to attend our Special Meeting of Shareholders to:


          1. Approve an Agreement and Plan of Reorganization, and in connection therewith, the sale of all of the Fund's assets and the termination of the Fund as a designated series of AIM Variable Insurance Funds ("Trust"), (the "Agreement") under the agreement:



          - all of the assets of AIM V.I. Global Utilities Fund (the "Fund"), an investment portfolio of Trust, will be transferred to INVESCO VIF-Utilities Fund ("Buying Fund"), an investment portfolio of INVESCO Variable Investment Funds, Inc. ("Buyer"); and



          - Buying Fund will assume the liabilities of the Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of the Fund.



          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.


          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.


     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on April 2, 2004, at 3:00 p.m., Central Time.


     Shares of the Fund are sold to and held by separate accounts of various insurance companies to fund variable annuity or variable life insurance contracts offered by the insurance companies. The separate accounts invest in shares of the Fund in accordance with instructions from variable annuity or variable life contract owners. Except as otherwise might be provided by applicable law, the separate accounts provide pass-through voting to contract owners, and you, as a contract owner, have the right to instruct the separate account on how to vote shares of the Fund held by the separate account under your contract.

     The Board is sending this Notice of Special Meeting of Shareholders, Combined Proxy Statement and Prospectus, and proxy solicitation materials to (i) all separate accounts, which are the shareholders who owned shares of common stock in the Fund at the close of business on January 9, 2004 (the record date), and (ii) all contract owners who had their variable annuity or variable life contract values allocated to the Fund as of the close of business on January 9, 2004 and who are entitled to instruct the corresponding separate account on how to vote.


     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE PRESIDENT OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.


                                                   -s- Robert H. Graham
                                          --------------------------------------

                                                     Robert H. Graham


                                                  Chairman and President



February 26, 2004

   AIM V.I. GLOBAL UTILITIES FUND,          INVESCO VIF-UTILITIES FUND,
            A PORTFOLIO OF                         A PORTFOLIO OF
     AIM VARIABLE INSURANCE FUNDS        INVESCO VARIABLE INVESTMENT FUNDS,
     11 GREENWAY PLAZA, SUITE 100                       INC.
      HOUSTON, TEXAS 77046-1173             11 GREENWAY PLAZA, SUITE 100
            (800) 410-4246                   HOUSTON, TEXAS 77046-1173
                                                   (800) 410-4246


                    COMBINED PROXY STATEMENT AND PROSPECTUS

                               FEBRUARY 26, 2004



     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM V.I. Global Utilities Fund. The Special Meeting will be held on April 2, 2004. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card or voting instruction card on or about February 26, 2004 to all shareholders entitled to vote.


     Each series of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds are used solely as an investment vehicle for variable annuity and variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds directly. As a contract owner of a variable annuity or variable life insurance contract that offers one or more series of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in a series of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds.


     In accordance with current law, the life insurance company separate accounts, which are the shareholders of record of the AIM Variable Insurance Funds, in effect, pass along their voting rights to the contract owners. Essentially, each life insurance company seeks instructions as to how its contract owners wish the life insurance company to vote the shares of the AIM Variable Insurance Funds (i) technically owned by the life insurance company, but (ii) beneficially owned by the contract owners. The life insurance companies communicate directly with contract owners about the procedures that the life insurance companies follow in seeking instructions and voting shares under the particular separate accounts. Each share of an investment portfolio of the AIM Variable Insurance Funds that a contract owner beneficially owns entitles that contract owner to one vote on each proposal set forth in this Proxy Statement/Prospectus (a fractional share has a fractional vote).



     All references in this Proxy Statement/Prospectus to "shareholder" or "shareholders" shall mean the "contract owner/separate account" or the "contract owners/separate accounts," respectively. All references in this Proxy Statement/Prospectus to "you" or "your" shall mean the "contract owner/separate account." All references in this Proxy Statement/Prospectus to "proxy card" shall mean the "proxy card" or "voting instruction card" you have received from the Board of Trustees of AIM Variable Insurance Funds (the "Board") or from your applicable life insurance company.



     At the Special Meeting, we are asking shareholders of AIM V.I. Global Utilities Fund (your Fund) to vote on three Proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of AIM Variable Insurance Funds ("Trust"), with INVESCO VIF-Utilities Fund ("Buying Fund"), an investment portfolio of INVESCO Variable Investment Funds, Inc. ("Buyer" or "Company") (the "Reorganization") and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.


     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.


     The Board has approved the Agreement and the Reorganization as being in the best interests of your Fund.


     Trust and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Trust and Buying Fund is a series of Buyer. A I M Advisors, Inc. ("AIM") serves as the investment advisor to your Fund and INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposal described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.


     The following documents are on file with the Securities and Exchange Commission (the "SEC"):



     - Prospectus of your Fund dated May 1, 2003, as supplemented June 12, 2003, August 18, 2003, August 20, 2003, November 20, 2003, December 12, 2003,
       December 16, 2003 and January 16, 2004 (the "Selling Fund Prospectus") (this document is also incorporated by reference into this Proxy Statement/Prospectus);



     - Statement of Additional Information relating to the Selling Fund dated May 1, 2003, as revised September 1, 2003 and as supplemented October 21, 2003;



     - Prospectus of Buying Fund dated April 30, 2003, as supplemented October 21, 2003, November 20, 2003, December 16, 2003 and January 16, 2004 (the
       "Buying Fund Prospectus") (this document, a copy of which is attached as Appendix II, is also incorporated by reference into this Proxy Statement/Prospectus);



     - Statement of Additional Information relating to the Buying Fund dated April 30, 2003; and



     - Statement of Additional Information relating to the Reorganization, dated February 26, 2004 (this document is also incorporated by reference into this Proxy Statement/Prospectus).



     The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust and Buyer.



     Copies of the Selling Fund Prospectus and the related Statement of Additional Information are available without charge by writing to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 410-4246. Copies of the Buying Fund Prospectus and related Statement of Additional Information are available without charge by writing to INVESCO Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 410-4246.


     The remaining Proposal to be voted on is the election of 16 trustees to the Board of Trustees of Trust. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of Trust.

     Both Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits." If you have not received such report(s) or would like to receive an additional copy, please contact A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or call (800) 410-4246. Such report(s) will be furnished free of charge.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison Fee Table and Expense Example..................    3
  Fee Table.................................................    3
  Expense Example...........................................    4
  Comparison of Performance of Your Fund and Buying Fund....    5
  AIM V.I. Global Utilities Fund............................    6
  INVESCO VIF-Utilities Fund................................    7
  Comparison of Investment Objectives and Principal
     Strategies.............................................    7
  Comparison of Principal Service Providers.................    9
  Comparison of Multiple Class Structures...................    9
  Comparison of Sales Charges...............................    9
  Comparison of Distribution and Purchase and Redemption
     Procedures.............................................    9
  The Board's Recommendation on Proposal 1..................    9
RISK FACTORS................................................    9
  Risks Associated with Buying Fund.........................    9
  Investment Style Risk.....................................   10
  Sector Risk...............................................   10
  Potential Conflicts.......................................   10
  Market Risk...............................................   10
  Foreign Securities Risks..................................   10
  Liquidity Risk............................................   11
  Counterparty Risk.........................................   11
  Lack of Timely Information Risk...........................   12
  Portfolio Turnover Risk...................................   12
  General Risks.............................................   12
  Comparison of Risks of Buying Fund and Your Fund..........   12
INFORMATION ABOUT BUYING FUND...............................   12
  Description of Buying Fund Shares.........................   12
  Management's Discussion of Fund Performance...............   13
  Financial Highlights......................................   13
  Pending Shareholder Proposals for Buying Fund.............   13
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................   13
  Terms of the Reorganization...............................   13
  The Reorganization........................................   13
  Board Considerations......................................   14
  Other Terms...............................................   15
  Federal Income Tax Consequences...........................   15
  Accounting Treatment......................................   16

                                                              PAGE
                                                              ----
RIGHTS OF SHAREHOLDERS......................................   16
  General...................................................   16
  Liability of Shareholders.................................   17
  Election of Directors/Trustees; Terms.....................   17
  Removal of Directors/Trustees.............................   17
  Meetings of Shareholders..................................   17
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   18
  Dissolution and Termination...............................   19
  Voting Rights of Shareholders.............................   19
  Dissenters' Rights........................................   19
  Amendments to Organization Documents......................   19
CAPITALIZATION..............................................   20
INTERESTS OF CERTAIN PERSONS................................   20
LEGAL MATTERS...............................................   20
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   20
CERTAIN CIVIL PROCEEDINGS AND LAWSUITS......................   21
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   23
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   23
  Background................................................   23
  Structure of the Board of Trustees........................   24
  Nominees for Trustees.....................................   24
  The Board's Recommendation on Proposal 2..................   27
  Committees of the Board...................................   27
  Audit Committee...........................................   27
  Governance Committee......................................   28
  Investments Committee.....................................   29
  Valuation Committee.......................................   29
  Special Committee Relating to Market Timing Issues........   29
  Board and Committee Meeting Attendance....................   29
  Shareholder Communications with the Board.................   30
  Trustee's Compensation....................................   30
  Retirement Plan for Trustees..............................   31
  Deferred Compensation Agreements..........................   31
  Officers of Trust.........................................   32
  Security Ownership of Management..........................   32
  Trustee Ownership of Your Fund's Shares...................   32
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   32
  Proxy Statement/Prospectus................................   32
  Time and Place of Special Meeting.........................   32
  Voting in Person..........................................   32
  Voting by Proxy...........................................   32
  Quorum Requirement and Adjournment........................   33
  Vote Necessary to Approve Each Proposal...................   33
  Proxy Solicitation........................................   33

                                                              PAGE
                                                              ----
  Other Matters.............................................   33
  Shareholder Proposals.....................................   34
  Ownership of Shares.......................................   34
INDEPENDENT PUBLIC ACCOUNTANTS..............................   34
  Fees Billed by TWB Related to Trust.......................   35
  Fees Billed by TWB Related to AIM and AIM Affiliates......   35



EXHIBIT A     Classes of Shares of Your Fund and Corresponding Classes of
              Shares of Buying Fund.......................................  A-1
EXHIBIT B     Comparison of Principal Service Providers...................  B-1
EXHIBIT C     Financial Highlights of Buying Fund.........................  C-1
EXHIBIT D     Officers of Trust...........................................  D-1
EXHIBIT E     Security Ownership of Management............................  E-1
EXHIBIT F     Shares Outstanding of Each Class of Your Fund on Record
              Date........................................................  F-1
EXHIBIT G     Ownership of Shares of Your Fund............................  G-1
EXHIBIT H     Ownership of Shares of Buying Fund..........................  H-1



APPENDIX I    Agreement and Plan of Reorganization for AIM V.I. Global
              Utilities Fund..............................................  APPENDIX I
APPENDIX II   Prospectus of Buying Fund...................................  APPENDIX II
APPENDIX III  Discussion of Performance of Buying Fund....................  APPENDIX III
APPENDIX IV   Governance Committee Charter................................  APPENDIX IV
APPENDIX V    Pre-Approval of Audit and Non-Audit Services Policies and
              Procedures..................................................  APPENDIX V



     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMINVESTMENTS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC. AIM TRIMARK IS A SERVICE MARK OF A I M MANAGEMENT GROUP INC. AND AIM FUNDS MANAGEMENT INC.


     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION


     Your Fund is one of 99 portfolios advised by AIM and Buying Fund is one of 13 portfolios advised by INVESCO. Proposals 1 and 2 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary component of AMVESCAP's integration initiative that you are being asked to vote on in this Proxy Statement/Prospectus is the:



     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization of Selling Fund into Buying Fund is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. PROPOSAL 1 RELATES TO THIS COMPONENT OF AMVESCAP'S INTEGRATION INITIATIVE.



     The following additional series of actions are also being taken in connection with AMVESCAP's integration initiative. However, you are not being asked to vote on these items.



     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.



     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology.



     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The idea of this component is to have AIM replace INVESCO as the AMVESCAP entity primarily responsible for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. In connection with this item, each INVESCO Fund (currently advised by INVESCO), including Buying Fund, is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States so that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. (Buying Fund and other INVESCO Fund shareholders will be voting on certain aspects of this item through other proxy documents.)



     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts. (Buying Fund and other INVESCO Fund shareholders will be voting on certain aspects of this item through other proxy documents.)



     In considering the integration initiative proposed by AMVESCAP, the directors/trustees of the AIM Funds and the directors of the INVESCO Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. PROPOSAL 2 RELATES TO THE ELECTION OF TRUSTEES OF YOUR FUND.



     YOU ARE BEING ASKED TO APPROVE PROPOSAL 2 SO THAT, IN THE EVENT THAT PROPOSAL 1 IS NOT APPROVED, YOUR FUND WILL STILL BE ABLE TO TAKE ADVANTAGE OF THESE OTHER BENEFITS OF AMVESCAP'S INTEGRATION. WE WILL BE UNABLE TO DETERMINE WHETHER PROPOSAL 2 SHOULD GO FORWARD UNTIL WE HAVE DETERMINED WHETHER PROPOSAL 1 HAS BEEN APPROVED. THEREFORE, EVEN IF YOU VOTE IN FAVOR OF PROPOSAL 1, IT IS STILL IMPORTANT THAT YOU VOTE ON PROPOSAL 2. FOR INFORMATION ABOUT THE SPECIAL MEETING AND VOTING ON PROPOSALS 1 AND 2, SEE "INFORMATION ABOUT THE SPECIAL MEETING AND VOTING." FOR A DESCRIPTION OF THE VOTE NECESSARY TO APPROVE EACH OF PROPOSALS 1 AND 2, SEE "INFORMATION ABOUT THE SPECIAL MEETING AND VOTING -- VOTE NECESSARY TO APPROVE EACH PROPOSAL."


                                 PROPOSAL 1 --
                           APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent trustees, has determined that the Reorganization is in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Trust, a Delaware statutory trust. Buying Fund is a series of Buyer, a Maryland corporation. The Board of Directors of Buyer is soliciting the proxies of the shareholders of Buyer's series portfolios to vote on an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust in order to provide Buyer with greater flexibility in conducting its business operations. If approved by Buyer's shareholders, the consummation of the redomestication of Buyer as a Delaware statutory trust will occur after the consummation of the Reorganization.


     If shareholders of your Fund approve the Agreement and other closing conditions are satisfied, then:



          1. all of the assets of your Fund will be transferred to Buying Fund;



          2. Buying Fund will assume the liabilities of your Fund; and



          3. Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, (as shown on Exhibit A, to this Proxy Statement/Prospectus).



     For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."


     Trust and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.


COMPARISON FEE TABLE AND EXPENSE EXAMPLE



FEE TABLE



     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Series I and Series II shares of your Fund and Buying Fund. Series II shares of Buying Fund were not available as of December 31, 2003 and will not be offered for sale prior to the reorganization of your Fund into Buying Fund. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of your Fund into Buying Fund are also provided. The table does not reflect fees associated when a separate account invests in the Funds or any costs associated with ownership of a variable annuity or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.


                                              YOUR FUND                                 BUYING FUND
                                          (AS OF 12/31/03)                           (AS OF 12/31/03)
                                 -----------------------------------       -------------------------------------
                                    SERIES I            SERIES II             SERIES I              SERIES II
                                     SHARES               SHARES               SHARES               SHARES(1)
                                 --------------       --------------       --------------         --------------
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum Sales Charge (Load)
 Imposed on Purchase (as a
 percentage of offering
 price)........................             N/A                  N/A                  N/A                    N/A
Maximum Deferred Sales Charge
 (as a percentage of original
 purchase price or redemption
 proceeds, as applicable)......             N/A                  N/A                  N/A                    N/A
ANNUAL FUND OPERATING
 EXPENSES(2) (expenses that are
 deducted from fund assets)
Management fees................            0.65%                0.65%                0.60%                  0.60%
Distribution and/or Service
 (12b-1) Fees..................            None                 0.25%                None                   0.25%
Other Expenses.................            0.71%                0.71%                0.57%(3)               0.57%(3)(4)
Total Annual Fund Operating
 Expenses......................            1.36%                1.61%                1.17%                  1.42%
Fee Waiver.....................            0.06%(5)             0.16%(6)               --(7)                  --(7)
Net Expense....................            1.30%                1.45%                1.17%                  1.42%

                                              BUYING FUND
                                          PRO FORMA COMBINED
                                 -------------------------------------
                                    SERIES I              SERIES II
                                     SHARES               SHARES(1)
                                 --------------         --------------
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum Sales Charge (Load)
 Imposed on Purchase (as a
 percentage of offering
 price)........................             N/A                    N/A
Maximum Deferred Sales Charge
 (as a percentage of original
 purchase price or redemption
 proceeds, as applicable)......             N/A                    N/A
ANNUAL FUND OPERATING
 EXPENSES(2) (expenses that are
 deducted from fund assets)
Management fees................            0.60%                  0.60%
Distribution and/or Service
 (12b-1) Fees..................            None                   0.25%
Other Expenses.................           0. 55%(3)               0.55%(3)(4)
Total Annual Fund Operating
 Expenses......................            1.15%                  1.40%
Fee Waiver.....................              --(7)                  --(7)
Net Expense....................            1.15%                  1.40%


---------------


"N/A" in the table above means "not applicable."



(1) As of December 31, 2003, Buying Fund offered only one series of shares, which are referred to in this Proxy Statement/Prospectus as Series I shares. The numbers for Series II shares reflect Buying Fund's December 31, 2003 amounts, plus a 12b-1 fee of 0.25%.



(2) Figures shown in the table are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(3) Buying Fund has adopted new forms of administrative services and transfer agency agreements which will be effective May 1, 2004. These new forms of agreements are the same as those currently in place for Selling Fund. As a result, Buying Fund's Other Expenses have been restated to reflect the changes in fees in Buying Fund new agreements. Had Buying Fund not adopted these new forms of administrative services and transfer agency agreements, Buying Fund's Other Expenses would have been 0.48% for

Series I Shares of Buying Fund, 0.48% for Series II Shares of Buying Fund, 0.49% for Series I Shares of Buying Fund, Pro Forma Combined and 0.49% for Series II Shares of Buying Fund, Pro Forma Combined. Because Buying Fund's board of directors has already approved the adoption of these new forms of agreements to go effective May 1, 2004, your vote on the items described in this Proxy Statement/Prospectus will have no impact on these changes.



(4) Other Expenses for Series II shares are based on estimated average net assets for the current fiscal year.



(5) The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2004.



(6) The Fund's advisor and/or distributor have contractually agreed to waive fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's and distributor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap; (i) interest; (ii) taxes; ((iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2004.



(7) Effective June 1, 2002, and ending immediately prior to the consummation of the merger between Selling Fund and Buying Fund which is expected to be on April 30, 2004, the Fund's advisor is entitled to reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and Buying Fund if such reimbursement does not cause the Fund to exceed its then current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.



EXPENSE EXAMPLE



     This Example is intended to help you compare the costs of investing in different classes of your Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of your Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above. This Example does not reflect fees associated when a separate account invests in the Funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                         ONE    THREE   FIVE     TEN
                                                         YEAR   YEARS   YEARS   YEARS
                                                         ----   -----   -----   ------
YOUR FUND
Series I...............................................  $132   $425    $739    $1,630
Series II..............................................  $148   $492    $861    $1,898
BUYING FUND
Series I...............................................  $119   $372    $644    $1,420
Series II..............................................  $145   $449    $776    $1,702
BUYING FUND -- PRO FORMA COMBINED
Series I...............................................  $117   $365    $633    $1,398
Series II..............................................  $143   $443    $766    $1,680



     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT YOUR FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.



     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.



COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND



     For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/ Prospectus under the heading "Certain Civil Proceedings and Lawsuits." For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

AIM V.I. GLOBAL UTILITIES FUND



     The bar chart and table shown below provide an indication of the risks of investing in your Fund. Your Fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown does not reflect charges at the separate account level; if they did, the performance shown would be lower.



                  (AIM VI GLOBAL UTILITIES SERIES I BAR CHART)

1995...................................................................   26.74%
1996...................................................................   12.07%
1997...................................................................   21.63%
1998...................................................................   16.49%
1999...................................................................   33.56%
2000...................................................................   -2.28%
2001...................................................................  -27.93%
2002...................................................................  -25.53%
2003...................................................................  -19.03%



     During the periods shown in the bar chart, the highest quarterly return was 25.88% (quarter ended December 31, 1999), and the lowest quarterly return was (20.19)% (quarter ended September 30, 2002).



                                                                 SINCE     INCEPTION
                                            1 YEAR   5 YEARS   INCEPTION     DATE
                                            ------   -------   ---------   ---------
AIM V.I. Global Utilities Series I........  19.03%   (3.57)%     5.18%     5/04/1994
AIM V.I. Global Utilities Series II.......  18.94%   (3.76)%     4.94%     5/04/1994
Standard & Poor's 500 Index(1)............  29.67%   (0.57)%    11.76%     4/30/1994
Lipper Utility Fund Index(2)..............  21.57%   (1.67)%     6.41%     4/30/1994


---------------


(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the fund) is included for comparison to a peer-group.



(2) The Lipper Utility Fund Index measurers the performance of the 30 largest utility funds charted by Lipper Inc., an independent mutual funds performance monitor.

INVESCO VIF-UTILITIES FUND



     The bar chart and table shown below provide an indication of the risks of investing in Buying Fund. Buying Fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown does not reflect charges at the separate account level; if they did, the performance shown would be lower.



                     (INVESCO VIF UTILITIES FUND BAR CHART)

1995...................................................................    9.08%
1996...................................................................   12.76%
1997...................................................................   23.41%
1998...................................................................   25.48%
1999...................................................................   19.13%
2000...................................................................    5.28%
2001...................................................................  -32.41%
2002...................................................................  -20.32%
2003...................................................................   17.47%



     During the periods shown in the bar chart, the highest quarterly return was 17.18% (quarter ended December 31, 1998), and the lowest quarterly return was (21.60)% (quarter ended September 30, 2001).



                                                                 SINCE       INCEPTION
                                            1 YEAR   5 YEARS   INCEPTION        DATE
                                            ------   -------   ---------     ----------
INVESCO VIF -- Utilities Fund(1)..........  17.47%   (4.52)%     4.69%(2)    12/30/1994
Standard & Poor's 500 Index(3)............  28.67%   (0.57)%    12.20%(2)
Custom Utilities Index(4).................  24.22%   (1.24)%     7.53%(2)
Lipper Utility Fund Index(5)..............  21.57%   (1.67)%     7.40%(2)


---------------


(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



(2) The Fund commenced investment operations on January 3, 1995. Index comparisons begin on December 31, 1994.



(3) The Standard & Poor's 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the fund and are reflected in its annual return.



(4) The Custom Utilities Index is an index created by A I M Advisors, Inc.



(5) The Lipper Utility Fund Index measures the performance of the 30 largest utility funds charted by Lipper Inc., an independent mutual funds performance monitor.


COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES


     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund. The chart below shows the similarities and differences in your Fund's and Buying Fund's investment objectives and strategies.


     The investment objective or goal of Buying Fund is classified as fundamental, which means that the Board of Directors of Buyer cannot change it without shareholder approval. The investment objective of your Fund is not classified as fundamental, which means that the Board of Trustees can change it without shareholder approval.


     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies, although your Fund is a non-diversified fund and Buying Fund is a diversified fund (as the terms "non-diversified" and "diversified" are defined under the 1940 Act).



     As a non-diversified fund, your Fund may, with respect to 50% of its assets, invest more than 5% of its assets in the securities of any one issuer. In contrast, as a diversified fund, Buying Fund is not permitted, with respect to 75% of its total assets, to purchase the securities of any one issuer if, as a result of such purchase, either



     (i) more than 5% of Buying Fund's total assets would be invested in the securities of that one issuer, or



     (ii) Buying Fund would hold more than 10% of the outstanding voting securities of that one issuer.



     The percentage limitations above do not apply to Buying Fund if the securities in question are issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or are securities of other investment companies. Generally speaking, a non-diversified fund may have a higher concentration of securities from a fewer number of issuers.


     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.


       AIM V.I. GLOBAL UTILITIES FUND                   INVESCO VIF -- UTILITIES FUND
                 (YOUR FUND)                                    (BUYING FUND)
       ------------------------------                   -----------------------------
                                    INVESTMENT OBJECTIVE
- high total return                             - capital growth and income
                                    INVESTMENT STRATEGIES
- invests at least 80% of its net assets,       - invests at least 80% of its net assets in
  plus any borrowings for investment              the equity securities and equity-related
  purposes, in securities of domestic and         instruments of companies engaged in the
  foreign public utility companies                utilities-related industries
- invests primarily in marketable equity        - considers a company to be in the utilities
  securities, including convertible               sector if it meets at least one of the
  securities and debt securities, but its         following tests:
  investments may include synthetic               -- at least 50% of its gross income or its
  instruments such as warrants, futures,              net sales must come from activities in
  options, exchange-traded funds and American     -- at least 50% of its assets must be
  Depositary Receipts;                                devoted to producing revenues from the
                                                      utilities sector; or
                                                  -- based on other available information, it
                                                      is determined that its primary business
                                                      is within the utilities sector
                                                - utilities-related sector companies
                                                  includes, but are not limited to, companies
                                                  that produce, generate, transmit, or
                                                  distribute natural gas or electricity, as
                                                  well as companies that provide
                                                  telecommunications services, including
                                                  local, long distance and wireless
- may invest in non-utility securities, but     - INVESCO seeks to keep the portfolio divided
  generally will invest in securities of          among the electric utilities, natural gas,
  companies that derive revenues from and         telecommunications industries; weightings
  utility-related activities such as              within the various industry segments are
  providing services, equipment or fuel           continually monitored, and INVESCO adjusts
  sources to utilities                            the portfolio weightings depending on the
                                                  prevailing economic conditions.

       AIM V.I. GLOBAL UTILITIES FUND                   INVESCO VIF -- UTILITIES FUND
                 (YOUR FUND)                                    (BUYING FUND)
       ------------------------------                   -----------------------------
- such companies may include those that
  provide maintenance service to electric,
  telephone or natural gas utilities;
  companies that provide energy sources such
  As coal or uranium; fuel services and
  equipment companies; companies that provide
  pollution control for water utilities; and
  companies that build pipelines or turbines
  which help produce electricity
- may invest up to 80% of its total assets in   - may invest up to 25% of its assets in
  foreign securities, including securities of     securities of non-U.S. issuers (securities
  issuers located in developing countries         of Canadian issuers and American Depositary
                                                  Receipts are not subject to this 25%
                                                  limitation)
- invests in the securities of companies        - no corresponding strategy
  located in at least four different
  countries, including the U.S., and may
  invest a significant amount of its assets
  in the securities of U.S. issuers
- may invest up to 25% of its total assets in   - may purchase convertible securities
  convertible securities                          including convertible debt obligations and
                                                  convertible preferred stock, although not a
                                                  principal investment strategy
- may invest up to 25% of its total assets in   - may invest in debt securities, although not
  non-convertible bonds                           a principal investment strategy
- may invest up to 10% of its total assets in   - may invest in junk bonds which INVESCO
  lower-quality debt securities (i.e. "junk       believes are not highly speculative and
  bonds")                                         which are rated at least CCC by S&P or Caa
                                                  by Moody's, although not a principal
                                                  investment strategy
- non-diversified
- focuses on securities that have favorable     - diversified
  prospects for high total return
                                                - uses a research-orientated bottom-up
                                                  investment approach, focusing on company
                                                  fundamentals and growth prospects when
                                                  selecting securities, and generally
                                                  emphasizes companies that INVESCO believes
                                                  are strongly managed and will generate
                                                  above-average long-term capital
                                                  appreciation
                                                - invests primarily in equity securities that
                                                  INVESCO believes will rise in price faster
                                                  than other securities, as well as in
                                                  options and other investments whose values
                                                  are based upon the values of equity
                                                  securities



COMPARISON OF PRINCIPAL SERVICE PROVIDERS



     A comparison of principal services providers can be found at Exhibit B.



COMPARISON OF MULTIPLE CLASS STRUCTURES



     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. Series II shares of Buying Fund are not currently available and will not be offered for sale prior to the Reorganization. A registration statement registering the Series II shares of Buying Fund is expected to be filed with the SEC on or about February 13, 2004 and will become effective prior to the Reorganization. For information regarding the features of each of the share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES


     No sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. In addition, no sales charges are applicable to Series I shares of either your Fund or Buying Fund or to Series II shares of your Fund. (No sales charges will be applicable to Series II shares of Buying Fund.) There may be, however, sales and additional other expenses, such as insurance charges and surrender charges, associated with your variable annuity or variable life contract that uses the Buying Fund, and/or the Selling Fund, as an underlying investment vehicle.


COMPARISON OF DISTRIBUTION AND PURCHASE AND REDEMPTION PROCEDURES

     Shares of your Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. Shares of Buying Fund are distributed by INVESCO Distributors, Inc., a registered broker-dealer and indirect wholly owned subsidiary of AMVESCAP. If shareholders of Buyer do not approve the redomestication of Buyer's series portfolios as new series portfolios of Trust, AIM Distributors will replace INVESCO Distributors, Inc. as distributor of Buying Fund effective April 30, 2004.


     Your Fund has adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of its Series II shares. Your Fund has engaged AIM Distributors to provide such services either directly or through third parties. The Fee Tables on page 3 include comparative information about the distribution and service fees payable by the Series II shares of your Fund and Buying Fund. The Series II shares of Buying Fund will have the same distribution and/or service (Rule 12b-1) fees as the Series II shares of your Fund.


     The purchase and redemption procedures of your Fund and Buying Fund are substantially the same. For information regarding the purchase and redemption procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     Buying Fund is generally subject to risks that affect the utilities sector. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of Buying Fund's holdings. The recent trend towards deregulation in the utilities industries presents special risks. Some companies may be faced with increased competition and may become less profitable. Buying Fund is also subject to the following specific risks:

INVESTMENT STYLE RISK

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

SECTOR RISK

     Buying Fund is concentrated in a comparatively narrow segment of the economy. This means Buying Fund's investment concentration in the utilities sector is higher than most mutual funds and the broad securities market. Consequently, Buying Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in Buying Fund tend to go up and down more rapidly.

POTENTIAL CONFLICTS


     Although it is unlikely, there potentially may be differing interests involving Buying Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board of Directors of Buyer will monitor events for any potential conflicts. In the event that the Board of Directors of Buyer determines that a potential conflict exists, the relevant insurance company(ies) will, at their expense and to the extent reasonably practical (as determined by a majority of the disinterested directors of Buyer) take whatever steps are necessary to remedy or eliminate the conflict.


MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of Buying Fund's investment. Certain stocks selected for Buying Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size or large companies.

FOREIGN SECURITIES RISKS

     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Buying Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risks also includes the following:

          Currency Risk. A change in the exchange rate between U.S. Dollars and a foreign currency may reduce the value of Buying Fund's investment in a security valued in the foreign currency, or based on that currency value.

          Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          Diplomatic Risk. A change in the diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK


     Buying Fund's portfolio is liquid if Buying Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity. The principal risk of investing in illiquid securities is that Buying Fund may be unable to dispose of them at the time desired or at a reasonable price.



COUNTERPARTY RISK



     This is a risk associated primarily with repurchase agreements and certain derivatives transactions. (Generally, repurchase agreements are agreements under which a fund acquires ownership of a security from an entity such as a bank that agrees to repurchase the security at a mutually agreed upon price and time.) The risk is that the other party in the transaction, the entity from whom the security is initially purchased, will not fulfill its contractual obligation to complete the transaction with Buying Fund.


LACK OF TIMELY INFORMATION RISK

     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


PORTFOLIO TURNOVER RISK



     Buying Fund's investments may be bought and sold relatively frequently. A high turnover rate may lower Buying Fund's performance because it results in higher brokerage commissions.


GENERAL RISKS

     Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

     No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

     Possible Loss of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and Buying Fund will not reimburse you for any of these losses.

     Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of Buying Fund's underlying investments.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund is a non-diversified fund and Buying Fund is a diversified fund. This means that your Fund may invest in fewer issuers than Buying Fund. As a result, your Fund's performance is affected to a greater extent by the performance of any individual security it holds than is the performance of Buying Fund. Further, your Fund may be subject to greater investment and credit risk than the more broadly invested Buying Fund. However, since Buying Fund seeks to keep its portfolio divided among three industries, Buying Fund may be subject to greater industry sector risk than your Fund.

     Your Fund has a greater ability to invest in foreign securities compared to Buying Fund, which can only invest up to 25% of its total assets in foreign securities. Because your Fund has no such restrictions, it may be subject to greater foreign securities exposure than Buying Fund.


     Your Fund may invest up to 25% of its total assets in debt securities, including up to 10% of its total assets in lower quality debt-securities such as junk bonds, which are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Buying Fund may invest in debt securities including junk bonds, but it is not a principal investment strategy of Buying Fund. As a result, your Fund's potentially greater exposure to junk bonds may give it greater exposure to credit risks.


                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value by the shareholder or by Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Directors of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different class-specific expenses. When issued, share of Buying Fund are fully paid and nonassessable, which means that shareholders of Buying Fund cannot be assessed additional funds to cover any liabilities of Buying Fund. Shares of Buying Fund are freely transferable. Shares of Buying Fund have no preemptive rights (rights of current shareholders to maintain a proportionate share of ownership in Buying Fund by purchasing additional shares of Buying
Fund), subscription rights (rights of current shareholders to purchase additional shares of Buying Fund in an amount proportionate to their current holdings) or conversion rights (rights of current shareholders to exchange Buying Fund's shares for another security of Buying Fund at a predetermined conversion rate during a stated conversion period).


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended December 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS


     For more information about Buying Fund's financial performance, see the Financial Highlights of Buying Fund at Exhibit C, which is more current than and should be read in lieu of the "Financial Highlights" section of the Buying Fund Prospectus that is attached to this Proxy Statement/Prospectus as Appendix II. The financial statements should be read in conjunction with disclosures, included in the Proxy Statement/ Prospectus under the heading "Certain Civil Proceedings and Lawsuits."


PENDING SHAREHOLDER PROPOSALS FOR BUYING FUND

     As previously discussed, the Board of Directors of Buyer is soliciting the shareholders of Buying Fund to vote on a new investment advisory agreement between AIM and Buying Fund, a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO, for Buying Fund, and an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION


     The consummation of the Reorganization (the "Closing") is expected to occur on April 30, 2004, at 8:00 a.m., Eastern Time (the "Effective Time"). The Closing will be based on values calculated as of the close of regular trading on the New York Stock Exchange on April 29, 2004 (the "Valuation Date").



     At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for Buying Fund's account in exchange for Buying Fund's assumption of the liabilities of your Fund. Buyer shall deliver to the shareholders of your Fund a number of shares of the corresponding class of Buying Fund having an aggregate net asset value equal to the value of the net assets of your Fund. Upon delivery of your Fund's assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.



     In order for your Fund to continue to qualify as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising from undistributed investment company taxable income or net capital gain, Trust will declare one or more dividends on or before the Valuation Date. Such dividend will be payable to the shareholders of your Fund.



     Such dividend, together with all previous such dividends, shall have the effect of distributing:



     - all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2003 and for the short taxable year beginning on January 1, 2004 and ending on the Closing; and



     - all of your Fund's net capital gain recognized in its taxable year ended December 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).


     Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Agreement.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at an in-person meeting of the Board held on November 6, 2003, at which preliminary discussions of the Reorganization took place. The Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on December 9-10, 2003.

     Over the course of the two Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:


     - The investment objective and principal investment strategies of your Fund and Buying Fund, noting that the objective and strategies of Buying Fund generally were similar to those of your Fund.



     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization, noting that, both before and after contractual expense limitations, the expenses of Buying Fund and the pro forma expenses of Buying Fund were less than those of your Fund as of June 30, 2003.



     - The comparative performance of your Fund and Buying Fund, noting that Buying Fund generally had superior performance to your Fund.



     - The comparative sizes of your Fund and Buying Fund, noting that Buying Fund was larger.



     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund. In that regard, the Board noted that tax issues, including the treatment of capital loss carryforwards, are of less consequence to variable fund shareholders because their shares are held in tax-deferred accounts and they are not taxed on fund distributions.



     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization


     The Board noted that AMVESCAP or one of its subsidiaries, on behalf of AIM, will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Directors of Buyer consider the Reorganization at an in-person meeting of the Board of Directors held on November 6, 2003, at which preliminary discussions of the Reorganization took place. The Board of Directors of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Directors held on December 9-10, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Trust and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Trust and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Agreement; and

     - Trust and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Trustees of Trust and the Board of Directors of Buyer may waive without shareholder approval any default by Trust or Buyer or any failure by Trust or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund do not approve the Agreement or if the Closing does not occur on or before June 30, 2004.

FEDERAL INCOME TAX CONSEQUENCES


     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change.



     The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:



     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;



     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;



     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;



     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and



     - Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund in determining its taxable income, subject to all relevant conditions and limitations on the use of such tax benefits.



     Neither Trust nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Trust and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust or Buyer are incorrect in any material respect.



     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.


ACCOUNTING TREATMENT


     For financial statement purposes, the Reorganization will be accounted for as a combination of the funds and not as a purchase of the assets of your Fund at their current fair market values. Accordingly, the book cost of the assets of your Fund will be recorded on the financial statements of the Buying Fund using the same book cost of such assets as has been used by your Fund.


                             RIGHTS OF SHAREHOLDERS

GENERAL

     Buyer is a Maryland corporation. Trust is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Buyer are substantially similar to those of the trustees of Trust.

     There are, however, certain differences between the two forms of organization. The operations of Buyer, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

     As discussed above under "Summary -- The Reorganization," if approved by Buyer's shareholders, Buyer will be redomesticated as a Delaware statutory trust after the consummation of the Reorganization. If such redomestication occurs, the discussion below of the liabilities of shareholders of a Maryland corporation will be inapplicable to Buyer.


LIABILITY OF SHAREHOLDERS


     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.



     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitations of liability extended to shareholders of private for-profit corporations. However, there is a remote possibility that shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations. This might occur if the courts of another state that does not recognize the limited liability granted to shareholders by Delaware law were to apply the laws of such other state to a controversy involving the trust's obligations.



     The Declaration of Trust provides that shareholders of the Trust are not subject to any personal liability for acts or obligations of the Trust. The Declaration of Trust requires that every written agreement, obligation or other undertaking made by the Trust contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder.



     Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote. Even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.


ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Buyer have elected a majority of the directors of Buyer. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Trust have elected a majority of the trustees of Trust. Such trustees serve for the life of Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Buyer may be removed by the affirmative vote of a majority of the holders of a majority of the outstanding shares of Buyer.

     A trustee of Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Trust.

MEETINGS OF SHAREHOLDERS

     Buyer is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Buyer provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Trust is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION


     The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law.



     Under Maryland law:



     - a corporation is permitted to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty;



     - indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings; and



     - indemnification of a corporation's directors and officers for other matters is permitted unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.



     The Declaration of Trust provides:



     - that the trustees and officers of Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee; and



     - for the indemnification of Trust's trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Trust, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.



     Under Delaware law:



     - trustees of a statutory trust are not liable to the trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument; and



     - a statutory trust is permitted to indemnify and hold harmless any trustee or other person against any and all claims and demands.



     Generally speaking, and for practical purposes, the impact of the change from Maryland law to Delaware law on liability of directors/trustees and officers will be minimized because the 1940 Act applies a certain level of liability to the directors/trustees and officers of a mutual fund by prohibiting the governing documents of the Fund from eliminating liability of directors/trustees and officers for willful misfeasance bad faith, gross negligences or reckless disregard of duty.

DISSOLUTION AND TERMINATION

     Maryland law provides that Buyer may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.


     Pursuant to the Declaration of Trust, Trust or any series or class of shares of beneficial interest in Trust may be terminated by: (1) a majority shareholder vote of Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Trust or of such terminating series or class, a majority of the trustees pursuant to written notice to the shareholders of Trust or the affected series or class.


VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Buyer are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Trust or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Trust or one of its investment portfolios; (v) merger or consolidation of Trust or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.


     Generally speaking, and for practical purposes, the impact of the change to Delaware law from Maryland law on shareholder voting rights will be minimized because the 1940 Act requires that shareholders vote on certain fundamental matters.


DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Buyer reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Buyer may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Trust may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Trust, without approval of the majority of the shares of Trust. The trustees have the power to alter, amend or repeal the bylaws of Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of June 30, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                     PRO FORMA
                                                 YOUR FUND        BUYING FUND       BUYING FUND
                                              SERIES I SHARES   SERIES I SHARES   SERIES I SHARES
                                              ---------------   ---------------   ---------------
Net Assets..................................    $21,077,182       $44,364,519       $65,441,701
Shares Outstanding..........................      1,981,639         3,634,313         5,361,147
Net Asset Value Per Share...................    $     10.64       $     12.21       $     12.21

                                                                                      PRO FORMA
                                                YOUR FUND         BUYING FUND        BUYING FUND
                                             SERIES II SHARES   SERIES II SHARES   SERIES II SHARES
                                             ----------------   ----------------   ----------------
Net Assets.................................      $178,410            $    0            $178,410
Shares Outstanding.........................        16,793                 0              14,606
Net Asset Value Per Share..................      $  10.62            $12.21            $  12.21

---------------

(1) There were no shareholders of Series II Shares of Buying Fund as of June 30, 2003.

                          INTERESTS OF CERTAIN PERSONS


     If the Reorganization is consummated and if the shareholders of Buying Fund do not approve a proposed new investment advisory agreement with AIM, INVESCO, as the current investment advisor of Buying Fund, will gain approximately $21 million in additional assets under management (based on your Fund's net assets as of June 30, 2003), upon which INVESCO will receive advisory fees. INVESCO's advisory fees applicable to Buying Fund are set forth in the Fee Tables on page 3.


                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Performance Information" for more information about the performance of your Fund; (ii) see "Fund Management" for more information about the management of your Fund; (iii) see "Other Information" for more information about your Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" for more information about the pricing, purchase, redemption and repurchase of shares of your Fund, tax consequences to shareholders of various transactions in shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Fund Performance" for more information about the performance of Buying Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of Buying Fund; (iii) see "Share Price" for more information about the pricing of shares of Buying Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of Buying Fund;

and (v) see "Dividends And Capital Gain Distributions" for more information about Buying Fund's policy with respect to dividends and distributions.

                     CERTAIN CIVIL PROCEEDINGS AND LAWSUITS


     The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and INVESCO are the subject of a number of such inquiries, as described below.



REGULATORY ACTIONS AND INQUIRIES CONCERNING INVESCO



     On December 2, 2003 each of the SEC and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.



     The SEC complaint, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the 1940 Act. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.



     The NYAG complaint, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG complaint alleges violation of Article 23-A (the Martin Act) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.



     The Colorado complaint, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado complaint alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.



     No relief is being sought against your Fund or any of the other AIM or INVESCO Funds in any of these complaints.



     In addition, INVESCO has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia and the Colorado Securities Division. INVESCO has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc., and the SEC.

REGULATORY INQUIRIES CONCERNING AIM



     AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon your Fund.



RESPONSE OF THE INDEPENDENT DIRECTORS/TRUSTEES



     The independent directors/trustees (the "independent trustees") of the AIM and INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.



RESPONSE OF AMVESCAP



     AMVESCAP is seeking to resolve both the pending regulatory complaints against INVESCO alleging market timing and the ongoing market timing investigations with respect to INVESCO and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.



     There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of INVESCO and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including your Fund. Your Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.



PRIVATE ACTIONS



     In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, INVESCO, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against INVESCO described above. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws;

(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of February 23, 2004:



          - RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. INVESCO GLOBAL ASSET MANAGEMENT, ET AL., in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622, filed on November 14, 2003.



          - JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03-CV-9268), filed on December 5, 2003.



          - L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.



          - EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.



          - RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.



          - STEVEN B. EHRLICH, ET AL., V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.



          - PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.



          - LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004.



          - CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004.



     INVESCO has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation recently has ordered that efficiency will be achieved if all actions alleging market timing throughout the mutual fund industry are transferred to the District of Maryland for coordinated pretrial discovery. AIM and INVESCO have informed the AIM and INVESCO Funds that they anticipate that the Panel will issue orders to transfer actions pending against them, including the cases identified above, to the multidistrict litigation as well.



     More detailed information regarding each of the cases identified above is provided in your Fund's statement of additional information. Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against your Fund, INVESCO, AIM, AMVESCAP and related entities and individuals in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

     As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports which Trust and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 033-57340. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 033-70154. Such Buying Fund Prospectus is incorporated herein by reference.

     Trust and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust and Buyer (including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and Buyer and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --

                              ELECTION OF TRUSTEES

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors/trustees of the AIM Funds and the independent directors of the INVESCO Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARD OF TRUSTEES

     The Board currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of Section 2(a)(19) of the 1940 Act. Two of the current trustees are "interested persons" because of their business and financial relationships with Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES

     Trust's Governance Committee (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, the Governance Committee has approved the nomination of four new nominees, as set forth below, to serve as trustee until his successor is elected and qualified. These four new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.


     Each nominee who is a current trustee serves as a director or trustee of the 19 registered investment companies, consisting of a total of 99 portfolios, that make up the AIM Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.



     Each new nominee serves as a director of Company, consisting of a total of 13 portfolios. Each new nominee also serves as a director or trustee of 17 of the 19 AIM Funds, consisting of a total of 78 portfolios. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each new nominee was recommended to Trust's Governance Committee by the independent trustees of Trust.



     If elected, each nominee who is a current trustee would oversee a total of 19 registered investment companies currently comprising 112 portfolios and each new nominee would oversee a total of 18 registered investment companies currently comprising 91 portfolios.


  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES


                             TRUSTEE     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH        SINCE        DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------       -------     -----------------------     --------------------------
Frank S. Bayley -- 1939       2001     Of Counsel, law firm of       Badgley Funds, Inc.
  Trustee                              Baker & McKenzie              (registered investment
                                                                     company)
                                       Formerly: Partner, law firm
                                       of Baker & McKenzie
Bruce L. Crockett -- 1944     1993     Chairman, Crockett            ACE Limited (insurance
  Trustee                              Technology Associates         company); and Captaris,
                                       (technology consulting        Inc. (unified messaging
                                       company)                      provider)
Albert R. Dowden -- 1941      2000     Director of a number of       Cortland Trust, Inc.
  Trustee                              public and private business   (Chairman) (registered
                                       corporations, including the   investment company);
                                       Boss Group Ltd. (private      Annuity and Life Re
                                       investment and management)    (Holdings), Ltd. (insurance
                                       and Magellan Insurance        company)
                                       Company
                                       Formerly: Director,
                                       President and Chief
                                       Executive Officer, Volvo
                                       Group North America, Inc.;
                                       Senior Vice President, AB
                                       Volvo; and director of
                                       various affiliated Volvo
                                       companies
Edward K. Dunn, Jr. -- 1935   1998     Retired                       None
  Trustee
                                       Formerly: Chairman,
                                       Mercantile Mortgage Corp.;
                                       President and Chief
                                       Operating Officer,
                                       Mercantile-Safe Deposit &
                                       Trust Co.; and President,
                                       Mercantile Bankshares Corp.

                             TRUSTEE     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH        SINCE        DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------       -------     -----------------------     --------------------------
Jack M. Fields -- 1952        1997     Chief Executive Officer,      Administaff, Discovery
  Trustee                              Twenty First Century Group,   Global Education Fund
                                       Inc. (government affairs      (non-profit)
                                       company) and Texana Timber
                                       LP (sustainable forestry
                                       company)
Carl Frischling -- 1937       1993     Partner, law firm of Kramer   Cortland Trust, Inc.
  Trustee                              Levin Naftalis and Frankel    (registered investment
                                       LLP                           company)
Prema Mathai-Davis -- 1950    1998     Formerly: Chief Executive     None
  Trustee                              Officer, YWCA of the USA
Lewis F. Pennock -- 1942      1993     Partner, law firm of          None
  Trustee                              Pennock & Cooper
Ruth H. Quigley -- 1935       2001     Retired                       None
  Trustee
Louis S. Sklar -- 1939        1993     Executive Vice President,     None
  Trustee                              Development and Operations
                                       Hines Interests Limited
                                       Partnership (real estate
                                       development company)


  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS


NAME AND YEAR OF BIRTH                   TRUSTEE         PRINCIPAL OCCUPATION(S)
AND POSITION(S) HELD WITH TRUST           SINCE            DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
-------------------------------          -------         -----------------------         --------------------------
Robert H. Graham(1) -- 1946............   1993     Director and Chairman, A I M          None
  Chairman and President                           Management Group Inc. (financial
                                                   services holding company); and
                                                   Director and Vice Chairman,
                                                   AMVESCAP PLC and Chairman of
                                                   AMVESCAP PLC -- AIM Division
                                                   (parent of AIM and a global
                                                   investment management firm)
                                                   Formerly: President and Chief
                                                   Executive Officer, A I M Management
                                                   Group Inc.; Director, Chairman and
                                                   President, A I M Advisors, Inc.
                                                   (registered investment advisor);
                                                   Director and Chairman, A I M
                                                   Capital Management, Inc.
                                                   (registered investment advisor),
                                                   A I M Distributors, Inc.
                                                   (registered broker dealer), AIM
                                                   Investment Services, Inc.,
                                                   (registered transfer agent), and
                                                   Fund Management Company (registered
                                                   broker dealer); and Chief Executive
                                                   Officer, AMVESCAP PLC -- Managed
                                                   Products

NAME AND YEAR OF BIRTH                   TRUSTEE         PRINCIPAL OCCUPATION(S)
AND POSITION(S) HELD WITH TRUST           SINCE            DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
-------------------------------          -------         -----------------------         --------------------------
Mark H. Williamson(2) -- 1951..........   2003     Director, President and Chief         None
  Executive Vice President                         Executive Officer, A I M Management
                                                   Group Inc. (financial services
                                                   holding company); Director,
                                                   Chairman and President, A I M
                                                   Advisors, Inc. (registered
                                                   investment advisor); Director,
                                                   A I M Capital Management, Inc.
                                                   (registered investment advisor) and
                                                   A I M Distributors, Inc.
                                                   (registered broker dealer);
                                                   Director and Chairman, AIM
                                                   Investment Services, Inc.
                                                   (registered transfer agent), and
                                                   Fund Management Company (registered
                                                   broker dealer); and Chief Executive
                                                   Officer, AMVESCAP PLC -- AIM
                                                   Division (parent of AIM and a
                                                   global investment management firm)
                                                   Formerly: Director, Chairman,
                                                   President and Chief Executive
                                                   Officer, INVESCO Funds Group, Inc.
                                                   and INVESCO Distributors, Inc.;
                                                   Chief Executive Officer, AMVESCAP
                                                   PLC -- Managed Products; Chairman
                                                   and Chief Executive Officer of
                                                   NationsBanc Advisors, Inc.; and
                                                   Chairman of NationsBanc
                                                   Investments, Inc.


---------------

(1) Mr. Graham is considered an interested person of Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Trust.

(2) Mr. Williamson is considered an interested person of Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES


                                     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                 DURING PAST 5 YEARS          OTHER DIRECTORSHIP(S) HELD
----------------------               -----------------------        --------------------------
Bob R. Baker --  1936..........  Retired                           None
                                 Formerly: President and Chief
                                 Executive Officer, AMC Cancer
                                 Research Center; and Chairman
                                 and Chief Executive Officer,
                                 First Columbia Financial
                                 Corporation
James T. Bunch -- 1942.........  Co-President and Founder,         None
                                 Green, Manning & Bunch Ltd.,
                                 (investment banking firm), and
                                 Director, Policy Studies, and
                                 Van Gilder Insurance
                                 Corporation;
Gerald J. Lewis -- 1933........  Chairman, Lawsuit Resolution      General Chemical Group, Inc.
                                 Services (San Diego,
                                 California)
                                 Formerly: Associate Justice of
                                 the California Court of Appeals
Larry Soll, Ph.D. -- 1942......  Retired                           None

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD


     The Board has five standing committees: an Audit Committee, an Investments Committee, a Valuation Committee, a Governance Committee and a Special Committee Related to Market Timing Issues. These committees will remain as part of the proposed combined Board.


AUDIT COMMITTEE


     The Audit Committee is comprised entirely of trustees who are not "interested persons" of Trust as defined in Section 2(a)(19) of the 1940 Act. The current members of Trust's Committee are Messrs. Dunn (Chair), Pennock, Dr. Mathai-Davis and Miss Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between your Fund's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) to assist the Board's oversight of your Fund's compliance with legal and regulatory requirements that relate to your Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, to pre-approve all permissible non-audit services that are provided to your Fund by its independent auditors; (vi) to pre-approve, in accordance with
Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by your Fund's independent auditors to your Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, to prepare an audit committee report for inclusion in your Fund's annual proxy statement. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits."


GOVERNANCE COMMITTEE

     The Governance Committee is comprised entirely of trustees who are not "interested persons" of Trust as defined in Section 2(a)(19) of the 1940 Act. The current members of Trust's Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair) and Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     After a determination by the Governance Committee that a person should be nominated as an additional trustee who is not an "interested person" of Trust as defined in Section 2(a)(19) of the 1940 Act (a "dis-interested trustee"), or as soon as practical after a vacancy occurs or it appears that a vacancy is about to occur for a dis-interested trustee position on the Board, the Governance Committee will nominate a person for appointment by a majority of the dis-interested trustees to add to the Board or to fill the vacancy. Prior to a meeting of the shareholders of your Fund called for the purpose of electing dis-interested trustees, the Governance Committee will nominate one or more persons for election as dis-interested trustees at such meeting.

     Evaluation by the Governance Committee of a person as a potential nominee to serve as a dis-interested trustee, including a person nominated by a shareholder, should result in the following findings by the Governance
Committee: (i) upon advice of independent legal counsel to the dis-interested trustees, that the person will qualify as a dis-interested trustee and that the person is otherwise qualified under applicable laws and regulations to serve as a trustee of Trust; (ii) that the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a dis-interested trustee; (iii) with respect to potential nominees to serve as dis-interested trustee members of the Audit Committee of Trust, upon advice of independent legal counsel to the dis-interested trustees, that the person: (a) is free of any material relationship with your Fund (other than as a shareholder of your Fund), either directly or as a partner, shareholder or officer of an organization that has a relationship with your Fund, (b) meets the requirements regarding the financial literacy or financial expertise of audit committee members, as set forth from time to time in the New York Stock Exchange listing standards and in any rules promulgated by the SEC that are applicable to investment companies whose shares are listed for trading on a national securities exchange, and (c) meets the director independence requirements for serving on audit committees as set forth from time to time in the New York Stock Exchange listing standards (currently, Section 303A.06), and as set forth in rules promulgated by the SEC under the Securities Exchange Act of 1934, as amended, that are applicable to investment companies whose shares are listed for trading on a national securities exchange (currently, Rule 10A-3(b)(1)(iii));
(iv) that the person can make a positive contribution to the Board and your Fund, with consideration being given to the person's business experience, education and such other factors as the Governance Committee may consider relevant; (v) that the person is of good character and high integrity; and (vi) that the person has desirable personality traits including independence, leadership and the ability to work with the other members of the Board.

     Consistent with the 1940 Act, the Governance Committee can consider recommendations from management in its evaluation process.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance Committee will evaluate nominees recommended by a shareholder to serve as trustees in the same manner as they evaluate nominees identified by the Governance Committee.


     Notice procedures set forth in Trust's bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the President of Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and
(ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on Trust's books, and of such beneficial owner; and
(b) the number of shares of each series portfolio of Trust which are owned of record or beneficially by such shareholder and such beneficial owner.


     A current copy of the Governance Committee's Charter is set forth in Appendix IV.

INVESTMENTS COMMITTEE

     The current members of Trust's Investments Committee are Messrs. Bayley (Vice Chair), Crockett, Dowden (Chair), Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration.

VALUATION COMMITTEE


     The current members of Trust's Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis to review matters related to valuation.



SPECIAL COMMITTEE RELATING TO MARKET TIMING ISSUES



     The current members of Trust's Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden and Dunn. The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of your Fund and the other portfolios of Trust ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2003, the Special Committee Relating to Market Timing Issues did not meet.


BOARD AND COMMITTEE MEETING ATTENDANCE


     During the fiscal year ended December 31, 2003, the Board met 12 times, the Audit Committee met 7 times, the Governance Committee met 5 times, the Investments Committee met 4 times, the Valuation Committee met 1 time, and the Special Committee Related to Market Timing did not meet. Trustees then serving attended at least 75% of the meetings of the board or applicable committee during the most recent fiscal year. Trust is not required to and does not hold annual meetings of shareholders. Trust's policy regarding Board member attendance at annual meetings of shareholders, if any, is that trustees are encouraged but not required to attend such annual meetings.


SHAREHOLDER COMMUNICATIONS WITH THE BOARD


     The Board provides a process for shareholders to send communications to the Board. If any shareholder wishes to communicate with the Board or with an individual trustee, that shareholder should send his, her or its communications to Ivy B. McLemore, First Vice President Corporate Communications. Communications made to Mr. McLemore may be communicated by telephone, e-mail or regular mail to the following address: (713) 214-1904, ivy.mclemore@aiminvestments.com, A I M Management Group Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046. All shareholder communications received by Mr. McLemore shall be promptly forwarded to the individual trustee of the AIM Trust to whom they were addressed or to the full Board, as applicable. Copies of all shareholder communications will also be distributed to the Chairs of each of Trust's Audit Committee, Governance Committee, Investments Committee and Valuation Committee, to counsel for Trust and to counsel for the independent trustees of Trust. Counsel for Trust, upon receipt of their copy of a shareholder communication, shall work with such Chairs and counsel for the independent trustees to determine whether such shareholder communication should be distributed to any trustees to whom it was not sent and whether and in what manner the trustees should respond to such shareholder communication. Responses, if any, to shareholder communications shall be coordinated by counsel for Trust, working with the Chairs and counsel for the independent trustees.


TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds.

Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


     Set forth below is information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2003. Trustees of Trust who are affiliated with A I M are not compensated by Trust.



                                                                                      TOTAL
                                                                     ESTIMATED     COMPENSATION
                                                                      ANNUAL         FROM ALL
                                                    RETIREMENT     BENEFITS UPON    AIM FUNDS
                                    AGGREGATE        BENEFITS       RETIREMENT         AND
                                  COMPENSATION    ACCRUED BY ALL     FROM ALL        INVESCO
NAME OF TRUSTEE                   FROM TRUST(1)    AIM FUNDS(2)    AIM FUNDS(3)      FUNDS(4)
---------------                   -------------   --------------   -------------   ------------
Frank S. Bayley.................     $20,661         $131,228         $90,000        $159,000
Bruce L. Crockett...............      20,787           46,000          90,000         160,000
Albert R. Dowden................      20,661           57,716          90,000         159,000
Edward K. Dunn, Jr. ............      20,787           94,860          90,000         160,000
Jack M. Fields..................      20,655           28,036          90,000         159,000
Carl Frischling(5)..............      20,787           40,447          90,000         160,000
Prema Mathai-Davis..............      20,787           33,142          90,000         160,000
Lewis F. Pennock................      20,787           49,610          90,000         160,000
Ruth H. Quigley.................      20,787          126,050          90,000         160,000
Louis S. Sklar..................      20,787           72,786          90,000         160,000


---------------


(1) Amounts shown are based on the fiscal year ended December 31, 2003. The total amount of compensation deferred by all trustees of Trust during the fiscal year ended December 31, 2003, including earnings, was $69,120.



(2) During the fiscal year ended December 31, 2003, the total amount of expenses allocated to Trust in respect of such retirement benefits was $42,194.



(3) Amounts shown assume each trustee serves until his or her normal retirement date of age 65 and has completed 10 years of service.



(4) As of November 25, 2003, the AIM Funds and the INVESCO Funds are considered to be part of one fund complex. All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) During the fiscal year ended December 31, 2003, Trust paid $57,631 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Trust. Mr. Frischling is a partner of such firm.


RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by Trust.

DEFERRED COMPENSATION AGREEMENTS


     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds and INVESCO Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of Trust and of each other AIM Fund and INVESCO Fund from which they are deferring compensation.


OFFICERS OF TRUST


     Information regarding the current officers of Trust can be found in Exhibit D.


SECURITY OWNERSHIP OF MANAGEMENT


     Information regarding the ownership of each class of your Fund's shares by trustees, nominees, and current executive officers of Trust can be found in Exhibit E.


TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES


     As of December 31, 2003, no trustee or nominee beneficially owned securities, in any registered investment companies overseen by the trustee within the AIM Funds or the INVESCO Funds complex.


                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card.


     Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about February 26, 2004 to all shareholders entitled to vote. Shareholders of record as of the close of business on January 9, 2004 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit F.


     Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING


     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on April 2, 2004, at 3:00 p.m., Central Time.


VOTING IN PERSON


     If you do attend the Special Meeting and wish to vote in person, you must bring a letter from the insurance company that issued your variable annuity or variable life contract, indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at
(800) 952-3502 if you plan to attend the Special Meeting.


VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for trustee.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.


     If you have given voting instructions you may revoke them only through and in accordance with the procedures of the applicable life insurance company prior to the date of the Special Meeting. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.


QUORUM REQUIREMENT AND ADJOURNMENT


     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy.



     Abstentions will count as shares present at the Special Meeting for purposes of establishing a quorum.


     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL


     Proposal 1. Approval of Proposal 1 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposal 1 because approval of Proposal 1 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.



     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees, meaning that the trustee nominee with the most affirmative votes for a particular slot is elected for that slot. Since the election for trustees is uncontested the plurality requirement is not a factor. In other words, each nominee needs just one vote to be elected trustee. Abstentions will not count as votes cast and will have no effect on the outcome of this proposal.


PROXY SOLICITATION

     Trust will solicit proxies for the Special Meeting. Trust expects to solicit proxies principally by mail, but Trust may also solicit proxies by telephone, facsimile or personal interview. Trust's officers will not receive any additional or special compensation for any such solicitation. AMVESCAP or one of its subsidiaries, on behalf of AIM, will bear the costs and expenses incurred in connection with the Reorganization, including solicitation costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Trust at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Trust must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the
Board -- Governance Committee."

OWNERSHIP OF SHARES


     A list of the name, address and percent ownership of each person who, as of January 9, 2004 to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit G.



     A list of the name, address and percent ownership of each person who, as of January 9, 2004 to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit H.

                         INDEPENDENT PUBLIC ACCOUNTANTS



     The Audit Committee of the Board of Trust has appointed Tait, Weller & Baker ("TWB") as Trust's independent public accountants for the fiscal year ending December 31, 2004. The financial statements should be read in conjunction with the disclosures in this Proxy Statement under the heading "Certain Civil Proceedings and Lawsuits." A representative of TWB is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee has considered whether the provision of the services below is compatible with maintaining TWB's independence. The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to Trust ("AIM Affiliates"), that were not required to be pre-approved pursuant to SEC regulations is compatible with maintaining TWB's independence. A copy of the Audit Committee's Pre-Approval of Audit and Non-Audit Services Policies and Procedures is at Appendix V.



FEES BILLED BY TWB RELATED TO TRUST



     TWB billed Trust aggregate fees for services rendered to Trust for the last two fiscal years as follows:



                                                    PERCENTAGE OF FEES                      PERCENTAGE OF FEES
                                                     BILLED APPLICABLE                      BILLED APPLICABLE
                                                       TO NON-AUDIT                            TO NON-AUDIT
                                                     SERVICES PROVIDED                      SERVICES PROVIDED
                                  FEES BILLED FOR    IN 2003 PURSUANT     FEES BILLED FOR    IN 2002 PURSUANT
                                     SERVICES          TO WAIVER OF          SERVICES          TO WAIVER OF
                                    RENDERED TO        PRE-APPROVAL       RENDERED TO THE      PRE-APPROVAL
                                   TRUST IN 2003     REQUIREMENT(1)(2)     TRUST IN 2002    REQUIREMENT(1)(2)
                                  ---------------   -------------------   ---------------   ------------------
Audit Fees......................     $233,000               N/A              $209,200              N/A
Audit-Related Fees..............     $      0                 0%             $      0              N/A
Tax Fees(3).....................     $ 40,000                 0%             $ 36,000              N/A
All Other Fees..................     $      0                 0%             $      0              N/A
                                     --------                                --------
Total Fees......................     $273,000               N/A              $245,000              N/A



TWB billed Trust aggregate non-audit fees of $40,000 for the fiscal year ended 2003, and $36,000 for the fiscal year ended 2002, for non-audit services rendered to Trust.

---------------


(1) Prior to May 6, 2003, the Trust's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.



(2) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Trust at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to the Trust during a fiscal year; and (iii) such services are promptly approved by the Trust's Audit Committee prior to the completion of the audit by the Audit Committee.



(3) Tax Fees for the fiscal year ended December 31, 2003 includes fees billed for reviewing tax returns. Tax Fees for the fiscal year ended December 31, 2002 includes fees billed for reviewing tax returns.

FEES BILLED BY TWB RELATED TO AIM AND AIM AFFILIATES



     TWB billed AIM and AIM Affiliates aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:



                                                   PERCENTAGE OF FEES                             PERCENTAGE OF FEES
                          FEES BILLED FOR NON-     BILLED APPLICABLE     FEES BILLED FOR NON-     BILLED APPLICABLE
                         AUDIT SERVICES RENDERED      TO NON-AUDIT      AUDIT SERVICES RENDERED      TO NON-AUDIT
                             TO AIM AND AIM        SERVICES PROVIDED        TO AIM AND AIM        SERVICES PROVIDED
                         AFFILIATES IN 2003 THAT    IN 2003 PURSUANT    AFFILIATES IN 2002 THAT    IN 2002 PURSUANT
                           WERE REQUIRED TO BE        TO WAIVER OF        WERE REQUIRED TO BE        TO WAIVER OF
                         PRE-APPROVED BY TRUST'S      PRE-APPROVAL      PRE-APPROVED BY TRUST'S      PRE-APPROVAL
                           AUDIT COMMITTEE(1)      REQUIREMENT(2)(3)      AUDIT COMMITTEE(1)      REQUIREMENT(2)(3)
                         -----------------------   ------------------   -----------------------   ------------------
Audit Related Fees.....            $0                       0%                    N/A                    N/A
Tax Fees...............            $0                       0%                    N/A                    N/A
All Other Fees.........            $0                       0%                    N/A                    N/A
                                   --
Total Fees.............            $0                     N/A                     N/A                    N/A



TWB billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2003, and $0 for the fiscal year ended 2002, for non-audit services rendered to AIM and AIM Affiliates.

---------------


The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM, and any entity controlling, controlled by or under common control with INVESCO that provides ongoing services to the Trust ("AIM Affiliates"), that were not required to be pre-approved pursuant to SEC regulations is compatible with maintaining TWB's independence. The Audit Committee determined that the provision of such services is compatible with TWB maintaining independence with respect the Trust.



(1) Prior to May 6, 2003, the Trust's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.



(2) Prior to May 6, 2003, the Trust's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.



(3) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Trust at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to the Trust during a fiscal year; and (iii) such services are promptly approved by the Trust's Audit Committee prior to the completion of the audit by the Audit Committee.

                                   EXHIBIT A


                       CLASSES OF SHARES OF YOUR FUND AND
                 CORRESPONDING CLASSES OF SHARES OF BUYING FUND


CLASSES OF SHARES OF YOUR FUND                   CORRESPONDING CLASSES OF SHARES OF BUYING FUND
------------------------------                   ----------------------------------------------
Series I Shares                                  Series I Shares
Series II Shares                                 Series II Shares*


---------------


* Series II shares will be available upon shareholder approval.

                                   EXHIBIT B



                   COMPARISON OF PRINCIPAL SERVICE PROVIDERS



     The following is a list of the current principal service providers for your Fund and Buying Fund.



                                                                 SERVICE PROVIDERS
                                       ----------------------------------------------------------------------
                                          AIM V.I. GLOBAL UTILITIES FUND       INVESCO VIF -- UTILITIES FUND
SERVICE                                             (YOUR FUND)                        (BUYING FUND)
-------                                -------------------------------------  -------------------------------
Investment Advisor                     A I M Advisors, Inc. ("AIM")           INVESCO Funds Group, Inc.
                                       11 Greenway Plaza, Suite 100           ("INVESCO")*
                                       Houston, Texas 77046-1173              11 Greenway Plaza, Suite 100
                                                                              Houston, Texas 77046-1173
Distributor                            A I M Distributors, Inc.               INVESCO Distributors, Inc.**
                                       11 Greenway Plaza, Suite 100           11 Greenway Plaza, Suite 100
                                       Houston, Texas 77046-1173              Houston, Texas 77046-1173
Administrator                          A I M Advisors, Inc.                   INVESCO Funds Group, Inc.***
                                       11 Greenway Plaza, Suite 100           11 Greenway Plaza, Suite 100
                                       Houston, Texas 77046-1173              Houston, Texas 77046-1173
Custodian                              State Street Bank and Trust            State Street Bank and Trust
                                       Company                                Company
Transfer Agent and Dividend            AIM Investment Services, Inc.          AIM Investment Services,
  Disbursing Agent                                                            Inc.****
Independent Auditors                   Tait, Weller & Baker                   PricewaterhouseCoopers LLP


---------------


   * If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as investment advisor for your Fund effective on or about April 30, 2004.



  ** If shareholders of Buyer do not approve the redomestication of Buyer's series portfolios as new series portfolios of Trust, A I M Distributors, Inc. will replace INVESCO Distributors, Inc. as distributor of Buying Fund effective April 30, 2004.



 *** Pursuant to an Assignment and Assumption Agreement and Consent dated August
     12, 2003, INVESCO has assigned to AIM all of its rights under its administrative service agreement with Company, and AIM has assumed all of INVESCO's obligations under such agreement. If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as administrator for Buying Fund effective on or about April 30, 2004.



**** AIM Investment Services, Inc. replaced INVESCO as transfer agent and dividend disbursing agent for Buying Fund effective October 1, 2003.

                                   EXHIBIT C


                      FINANCIAL HIGHLIGHTS OF BUYING FUND

FINANCIAL HIGHLIGHTS


     The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits." Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.



     The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting INVESCO Distributors at the address or telephone number on the back cover of this document.


UTILITIES FUND (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        SIX MONTHS ENDED               YEAR ENDED DECEMBER 31
                                            JUNE 30,       -----------------------------------------------
                                              2003          2002       2001       2000      1999     1998
                                        ----------------   -------    -------    -------   ------   ------
                                          (UNAUDITED)
PER SHARE DATA
Net Asset Value -- Beginning of
  Period..............................      $ 11.16        $ 14.08    $ 21.06    $ 20.97   $17.78   $14.40
                                            =======        =======    =======    =======   ======   ======
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(a)..............         0.08           0.19       0.00       0.17     0.22     0.25
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)......         0.97          (3.05)     (6.83)      0.87     3.17     3.41
                                            -------        -------    -------    -------   ------   ------
TOTAL FROM INVESTMENT OPERATIONS......         1.05          (2.86)     (6.83)      1.04     3.39     3.66
                                            -------        -------    -------    -------   ------   ------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income..............................         0.00           0.06       0.07       0.03     0.20     0.24
Distributions from Capital Gains......         0.00           0.00       0.08       0.92     0.00     0.04
                                            -------        -------    -------    -------   ------   ------
TOTAL DISTRIBUTIONS...................         0.00           0.06       0.15       0.95     0.20     0.28
                                            -------        -------    -------    -------   ------   ------
Net Asset Value -- End of Period......      $ 12.21        $ 11.16    $ 14.08    $ 21.06   $20.97   $17.78
                                            =======        =======    =======    =======   ======   ======
TOTAL RETURN(B).......................         9.41%        (20.32)%   (32.41)%     5.28%   19.13%   25.48%
RATIOS
Net Assets -- End of Period ($000
  Omitted)............................      $44,365        $31,204    $20,947    $12,300   $9,137   $6,993
Ratio of Expenses to Average Net
  Assets(d)(e)........................         0.54%(c)       1.15%      1.15%      1.22%    1.20%    1.08%
Ratio of Net Investment Income to
  Average Net Assets(d)(e)............         1.44%(c)       2.59%      1.13%      0.94%    1.15%    1.73%
Portfolio Turnover Rate...............           28%(c)        102%        33%        50%      40%      35%


---------------


(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2001.



(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.



(c) Based on operations for the period shown and, accordingly, is not representative of a full year.



(d) Ratio is based on Total Expenses of the Fund, less Expenses reimbursed by the Fund's advisor, if applicable, which is before any expense offset arrangements.



(e) Various expenses of the Fund were voluntarily reimbursed by the Fund's advisor for the years ended December 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily reimbursed, ratio of expenses to average net assets would have been 1.18%, 1.37%, 1.41%, 1.53% and 1.60%, respectively, and ratio of net investment income to average net assets would have been 2.56%, 0.91%, 0.75%, 0.82% and 1.21%, respectively.

                                   EXHIBIT D


                               OFFICERS OF TRUST

     The following table provides information with respect to the current officers of Trust. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.


NAME, YEAR OF BIRTH AND POSITION(S)    OFFICER
HELD WITH TRUST                         SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------    -------    -------------------------------------------
Robert H. Graham -- 1946
  Chairman and President.............   1993     Director and Chairman, A I M Management Group
                                                 Inc. (financial services holding company);
                                                 and Director and Vice Chairman, AMVESCAP PLC
                                                 and Chairman of AMVESCAP PLC -- AIM Division
                                                 (parent of AIM and a global investment
                                                 management firm)
                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors, Inc.
                                                 (registered broker dealer), AIM Investment
                                                 Services, Inc., (registered transfer agent),
                                                 and Fund Management Company (registered
                                                 broker dealer); and Chief Executive Officer,
                                                 AMVESCAP PLC -- Managed Products
Mark H. Williamson -- 1951
  Executive Vice President...........   2003     Director, President and Chief Executive
                                                 Officer, A I M Management Group Inc.
                                                 (financial services holding company);
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director, A I M Capital Management,
                                                 Inc. (registered investment advisor) and
                                                 A I M Distributors, Inc. (registered broker
                                                 dealer); Director and Chairman, AIM
                                                 Investment Services, Inc. (registered
                                                 transfer agent), and Fund Management Company
                                                 (registered broker dealer); and Chief
                                                 Executive Officer, AMVESCAP PLC -- AIM
                                                 Division (parent of AIM and a global
                                                 investment management firm)
                                                 Formerly: Director, Chairman, President and
                                                 Chief Executive Officer, INVESCO Funds Group,
                                                 Inc. and INVESCO Distributors, Inc.; Chief
                                                 Executive Officer, AMVESCAP PLC -- Managed
                                                 Products; Chairman and Chief Executive
                                                 Officer of NationsBanc Advisors, Inc.; and
                                                 Chairman of NationsBanc Investments, Inc.

NAME, YEAR OF BIRTH AND POSITION(S)    OFFICER
HELD WITH TRUST                         SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------    -------    -------------------------------------------
Kevin M. Carome -- 1956
  Senior Vice President and Chief
  Legal Officer                         2003     Director, Senior Vice President, Secretary
                                                 and General Counsel, A I M Management Group
                                                 Inc. (financial services holding company) and
                                                 A I M Advisors, Inc.; Vice President, A I M
                                                 Capital Management, Inc., A I M Distributors,
                                                 Inc. and AIM Investment Services, Inc.; and
                                                 Director, Vice President and General Counsel,
                                                 Fund Management Company
                                                 Formerly: Senior Vice President and General
                                                 Counsel, Liberty Financial Companies, Inc.;
                                                 and Senior Vice President and General
                                                 Counsel, Liberty Funds Group, LLC
Robert G. Alley -- 1948
  Vice President                        1993     Managing Director, Chief Fixed Income Officer
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Vice President, A I M
                                                 Advisors, Inc.
Stuart W. Coco -- 1955
  Vice President                        1993     Managing Director and Director of Money
                                                 Market Research and Special Projects, A I M
                                                 Capital Management, Inc.; and Vice President,
                                                 A I M Advisors, Inc.
Melville B. Cox -- 1943
  Vice President                        1993     Vice President and Chief Compliance Officer,
                                                 A I M Advisors, Inc. and A I M Capital
                                                 Management, Inc.; and Vice President, AIM
                                                 Investment Services, Inc.
Sidney M. Dilgren -- 1961
  Vice President and Treasurer          2004     Vice President and Fund Treasurer, A I M
                                                 Advisors, Inc.; Senior Vice President, AIM
                                                 Investment Services, Inc.; and Vice
                                                 President, A I M Distributors, Inc.
Karen Dunn Kelley -- 1960
  Vice President                        1993     Managing Director and Chief Management
                                                 Officer, A I M Capital Management, Inc;
                                                 Director and President, Fund Management
                                                 Company; and Vice President, A I M Advisors,
                                                 Inc.
Edgar M. Larsen -- 1940
  Vice President                        1999     Vice President, A I M Advisors, Inc., and
                                                 President, Chief Executive Officer and Chief
                                                 Investment Officer, A I M Capital Management,
                                                 Inc.

                                   EXHIBIT E


                        SECURITY OWNERSHIP OF MANAGEMENT



     To the best knowledge of Trust, no trustees, nominees, and current executive officers of Trust owned shares of beneficial interest of any class of any Fund of Trust as of January 9, 2004.

                                   EXHIBIT F


          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of January 9, 2004, there were the following number of shares outstanding of each class of your Fund:


INVESCO VIF-Utilities Fund..................................  4,866,603.09

                                   EXHIBIT G


                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of January 9, 2004, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


AIM V.I. GLOBAL UTILITIES FUND



                                                  SERIES I      SERIES II      SERIES I    SERIES II
                                                   SHARES         SHARES        SHARES       SHARES
                                                ------------   ------------   ----------   ----------
                                                 NUMBER OF      NUMBER OF     PERCENTAGE   PERCENTAGE
                                                SHARES OWNED   SHARES OWNED    OWNED OF     OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER             OF RECORD      OF RECORD      RECORD*      RECORD*
------------------------------------            ------------   ------------   ----------   ----------
ALLSTATE LIFE INSURANCE CO
  ATTN FINANCIAL CONTROL -- CIGNA
  P.O. BOX 94200
  PALATINE IL 60094-4200......................   393,997.06           N/A       20.48%         N/A
ALLSTATE LIFE OF NEW YORK
  3100 SANDERS RD
  NORTHBROOK IL 60062-7155....................          N/A      7,627.10         N/A        21.50%
ANNUITY INVESTORS LIFE INSURANCE
  580 WALNUT
  CINCINNATI, OH 45202........................          N/A      2,251.57         N/A         6.35%
GLENBROOK LIFE & ANNUITY CO
  PROPRIETARY ACCOUNT
  P.O. BOX 94200
  PALATINE IL 60094-4200......................   637,307.03           N/A       33.12%**       N/A
GLENBROOK LIFE & ANNUITY CO
  VA 1 AND SPVL ACCOUNT
  P.O. BOX 94200
  PALATINE IL 60094-4200......................   338,653.79           N/A       17.60%         N/A
GLENBROOK LIFE & ANNUITY
  300 N. MILWAUKEE AVENUE
  STE AN2N
  VERNON HILLS IL 60061-1533..................          N/A     25,061.34         N/A        70.65%
GUARDIAN INSURANCE & ANNUITY CO
  ATTN EQUITY ACCOUNTING
  DEPT 3-S-18
  3900 BURGESS PL
  BETHLEHEM PA 18017-9097.....................   282,366.56           N/A       14.68%         N/A


---------------


 * Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.



** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

                                   EXHIBIT H



                       OWNERSHIP OF SHARES OF BUYING FUND


SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of January 9, 2004, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


INVESCO VIF UTILITIES FUND



NAME AND ADDRESS OF                                           NUMBER OF SHARES   PERCENTAGE OWNED
PRINCIPAL HOLDER                                              OWNED OF RECORD       OF RECORD
-------------------                                           ----------------   ----------------
ING USA ANNUITY AND LIFE INSURANCE CO.......................    2,109,586.53           43.35%*
  1475 DUNWOODY DR
  WEST CHESTER PA 19380-1478
KEMPER INVESTORS LIFE INSURANCE CO..........................      971,125.41           19.95%
  VARIABLE SEPARATE ACCT
  1600 MCCONNOR PKWY
  SCHAUMBURG IL 60196-6801
SECURITY LIFE SEPARATE ACCOUNT L1...........................      733,880.50           15.08%
  UNIT VALUATIONS 2T2
  1475 DUNWOODY DR
  WEST CHESTER PA 19380-1478
ALLMERICA FIN LIFE INS & ANNUITY............................      501,032.75           10.30%
  GROUP VEL ACCOUNT
  440 LINCOLN ST
  SEPARATE ACCOUNTING
  MAIL STATION S310
  WORCESTER MA 01653-0002
THE MANUFACTURES LIFE INS CO USA............................      250,038.35            5.14%
  US ANNUITIES
  500 BOYLSTON ST STE 400
  BOSTON MA 02116-3740


---------------

 * Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                        AIM V.I. GLOBAL UTILITIES FUND,
                            A SEPARATE PORTFOLIO OF
                          AIM VARIABLE INSURANCE FUNDS
                               DECEMBER 10, 2003

                               TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
ARTICLE 1          DEFINITIONS.................................................      1
  Section 1.1.     Definitions.................................................      1
ARTICLE 2          TRANSFER OF ASSETS..........................................      4
  Section 2.1.     Reorganization of Selling Fund..............................      4
  Section 2.2.     Computation of Net Asset Value..............................      4
  Section 2.3.     Valuation Date..............................................      4
  Section 2.4.     Delivery....................................................      5
  Section 2.5.     Termination of Series.......................................      5
  Section 2.6.     Issuance of Buying Fund Shares..............................      5
  Section 2.7.     Investment Securities.......................................      5
  Section 2.8.     Liabilities.................................................      5

ARTICLE 3          REPRESENTATIONS AND WARRANTIES OF SELLER....................      6
  Section 3.1.     Organization; Authority.....................................      6
  Section 3.2.     Registration and Regulation of Seller.......................      6
  Section 3.3.     Financial Statements........................................      6
  Section 3.4.     No Material Adverse Changes; Contingent Liabilities.........      6
  Section 3.5.     Selling Fund Shares; Business Operations....................      6
  Section 3.6.     Accountants.................................................      7
  Section 3.7.     Binding Obligation..........................................      7
  Section 3.8.     No Breaches or Defaults.....................................      7
  Section 3.9.     Authorizations or Consents..................................      7
  Section 3.10.    Permits.....................................................      8
  Section 3.11.    No Actions, Suits or Proceedings............................      8
  Section 3.12.    Contracts...................................................      8
  Section 3.13.    Properties and Assets.......................................      8
  Section 3.14.    Taxes.......................................................      8
  Section 3.15.    Benefit and Employment Obligations..........................      9
  Section 3.16.    Brokers.....................................................      9
  Section 3.17.    Voting Requirements.........................................      9
  Section 3.18.    State Takeover Statutes.....................................      9
  Section 3.19.    Books and Records...........................................      9
  Section 3.20.    Prospectus and Statement of Additional Information..........      9
  Section 3.21.    No Distribution.............................................      9
  Section 3.22.    Liabilities of Selling Fund.................................      9
  Section 3.23.    Value of Shares.............................................     10
  Section 3.24.    Shareholder Expenses........................................     10
  Section 3.25.    Intercompany Indebtedness; Consideration....................     10

ARTICLE 4          REPRESENTATIONS AND WARRANTIES OF BUYER.....................     10
  Section 4.1.     Organization; Authority.....................................     10
  Section 4.2.     Registration and Regulation of Buyer........................     10
  Section 4.3.     Financial Statements........................................     10
  Section 4.4.     No Material Adverse Changes; Contingent Liabilities.........     10

                                                                                  PAGE
                                                                                  ----
  Section 4.5.     Registration of Buying Fund Shares..........................     11
  Section 4.6.     Accountants.................................................     11
  Section 4.7.     Binding Obligation..........................................     11
  Section 4.8.     No Breaches or Default......................................     11
  Section 4.9.     Authorizations or Consents..................................     12
  Section 4.10.    Permits.....................................................     12
  Section 4.11.    No Actions, Suits or Proceedings............................     12
  Section 4.12.    Taxes.......................................................     12
  Section 4.13.    Brokers.....................................................     13
  Section 4.14.    Representations Concerning the Reorganization...............     13
  Section 4.15.    Prospectus and Statement of Additional Information..........     13
  Section 4.16.    Value of Shares.............................................     13
  Section 4.17.    Intercompany Indebtedness; Consideration....................     14

ARTICLE 5          COVENANTS...................................................     14
  Section 5.1.     Conduct of Business.........................................     14
  Section 5.2.     Announcements...............................................     14
  Section 5.3.     Expenses....................................................     14
  Section 5.4.     Further Assurances..........................................     14
  Section 5.5.     Notice of Events............................................     14
  Section 5.6.     Access to Information.......................................     15
  Section 5.7.     Consents, Approvals and Filings.............................     15
  Section 5.8.     Submission of Agreement to Shareholders.....................     15

ARTICLE 6          CONDITIONS PRECEDENT TO THE REORGANIZATION..................     15
  Section 6.1.     Conditions Precedent of Buyer...............................     15
  Section 6.2.     Mutual Conditions...........................................     16
  Section 6.3.     Conditions Precedent of Seller..............................     17

ARTICLE 7          TERMINATION OF AGREEMENT....................................     17
  Section 7.1.     Termination.................................................     17
  Section 7.2.     Survival After Termination..................................     17

ARTICLE 8          MISCELLANEOUS...............................................     17
  Section 8.1.     Survival of Representations, Warranties and Covenants.......     17
  Section 8.2.     Governing Law...............................................     18
  Section 8.3.     Binding Effect, Persons Benefiting, No Assignment...........     18
  Section 8.4.     Obligations of Buyer and Seller.............................     18
  Section 8.5.     Amendments..................................................     18
  Section 8.6.     Enforcement.................................................     18
  Section 8.7.     Interpretation..............................................     18
  Section 8.8.     Counterparts................................................     18
  Section 8.9.     Entire Agreement; Exhibits and Schedules....................     18
  Section 8.10.    Notices.....................................................     19
  Section 8.11.    Representations by Seller Investment Adviser................     19
  Section 8.12.    Representations by Buyer Investment Adviser.................     19
  Section 8.13..   Successors and Assigns; Assignment..........................     19

Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(g)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of December 10, 2003 (this "Agreement"), by and among AIM Variable Insurance Funds, a Delaware statutory trust ("Seller"), acting on behalf of AIM V.I. Global Utilities Fund ("Selling Fund"), a separate series of Seller, INVESCO Variable Investment Funds, Inc., a Maryland corporation ("Buyer"), acting on behalf of INVESCO VIF -- Utilities Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to separate accounts of life insurance companies to support investments under variable annuities and variable life insurance contracts issued by such companies; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to separate accounts of life insurance companies to support investments under variable annuities and variable life insurance contracts issued by such companies; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

          "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

          "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

          "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

          "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Delaware Statutory Trust Act and the Maryland General Corporation Law.

          "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

          "Buyer" means INVESCO Variable Investment Funds, Inc., a Maryland corporation.

          "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

          "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

          "Buyer Investment Adviser" means INVESCO Funds Group, Inc.

          "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 033-70154.

          "Buying Fund" means INVESCO VIF -- Utilities Fund, a separate series of Buyer.

          "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

          "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended December 31, 2003.

          "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

          "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

          "Closing Date" means April 30, 2004, or such other date as the parties may mutually agree upon.

          "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

          "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

          "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

          "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

          "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

          "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

          "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

          "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

          "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

          "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

          "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

          "NYSE" means the New York Stock Exchange.

          "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

          "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

          "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

          "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

          "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

          "SEC" means the United States Securities and Exchange Commission.

          "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

          "Seller" means AIM Variable Insurance Funds, a Delaware statutory trust.

          "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

          "Seller Investment Adviser" means A I M Advisors, Inc.

          "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 033-57340.

          "Selling Fund" means AIM V.I. Global Utilities Fund, a separate series of Seller.

          "Selling Fund Auditors" means Tait, Weller & Baker.

          "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended December 31, 2003.

          "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

          "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

          "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

          "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

          "Termination Date" means June 30, 2004, or such later date as the parties may mutually agree upon.

          "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

          "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated; provided, however, that the termination of Selling Fund as a designated series of Seller shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or Buying Fund Auditors upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2003 and for the short taxable year beginning on January 1, 2004 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended December 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     (c) Selling Fund is aware of no information that would indicate that (i) Selling Fund has, or ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the Treasury Regulations, or any entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) or (iii) of the Treasury Regulations; (ii) any public investor is participating or has ever participated in Selling Fund through such a segregated asset account other than through the purchase of a variable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of the Treasury Regulations; and (iii) Selling Fund satisfies, and at all times during its existence has satisfied, the percentage diversification tests contained in Section 1.817-5(b)(1)(i) and (ii) of the Treasury Regulations.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Default. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject;
(B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     (e) Buying Fund is aware of no information that would indicate that (i) Buying Fund has, or ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the Treasury Regulations, or any entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) and (iii) of the Treasury Regulations; (ii) any public investor is participating or has ever participated in Buying Fund through such a segregated asset account other than through the purchase of a variable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of the Treasury Regulations; and (iii) Buying Fund satisfies, and at all times during its existence has satisfied, the percentage diversification tests contained in Section 1.817-5(b)(1)(i) and (ii) of the Treasury Regulations.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the redomestications of funds set forth on
Schedule 3.5(d) or any of the combinations of funds set forth on Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the redomestications of funds set forth on
Schedule 3.5(d) or any of the combinations of funds set forth on Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. AMVESCAP PLC or one of its subsidiaries, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this
Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Each of Buying Fund and Selling Fund will have satisfied the investment diversification requirements of Section 817(h) of the Code for all taxable quarters since its inception, including the last short taxable period of Selling Fund ending on the Closing Date and taxable quarter of Buying Fund that includes the Closing Date.

     (g) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(g). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

          (a) by mutual written consent of Seller and Buyer; or

          (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

             (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

             (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

             (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Seller in his or her capacity as an officer of Seller intending to bind Seller as provided herein, and that no officer, trustee or shareholder of Seller shall be personally liable for the liabilities or obligation of Seller incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of Selling Fund pursuant to this Agreement shall be enforceable against the assets of Selling Fund only and not against the assets of Seller generally or assets belonging to any other series of Seller.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

     (a) If to Seller:

          AIM Variable Insurance Funds
          11 Greenway Plaza, Suite 100
          Houston, Texas 77046-1173
          Attn: Kevin M. Carome

        with a copy to:

          Ballard Spahr Andrews & Ingersoll, LLP
          1735 Market Street, 51st Floor
          Philadelphia, PA 19103-7599
          Attn: Martha J. Hays

     (b) If to Buyer:

          INVESCO Variable Investment Funds, Inc.
          11 Greenway Plaza, Suite 100
          Houston, Texas 77046-1173
          Attn: Kevin M. Carome

          with a copy to:

          Ballard Spahr Andrews & Ingersoll, LLP
          1735 Market Street, 51st Floor
          Philadelphia, PA 19103-7599
          Attn: Martha J. Hays

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          AIM VARIABLE INSURANCE FUNDS, acting
                                          on
                                          behalf of AIM V.I. GLOBAL UTILITIES
                                          FUND


                                          By: /s/ ROBERT H. GRAHAM

                                            ------------------------------------

                                          INVESCO VARIABLE INVESTMENT FUNDS,
                                          INC.,
                                          acting on behalf of INVESCO
                                          VIF -- UTILITIES FUND


                                          By: /s/ ROBERT H. GRAHAM

                                            ------------------------------------

                                          A I M ADVISORS, INC.


                                          By: /s/ MARK H. WILLIAMSON

                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.


                                          By: /s/ MARK H. WILLIAMSON

                                            ------------------------------------

                                                                       EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                                                    SCHEDULE 2.1

                     CLASSES OF SHARES OF SELLING FUND AND
                 CORRESPONDING CLASSES OF SHARES OF BUYING FUND

      CLASSES OF SHARES OF SELLING FUND         CORRESPONDING CLASSES OF SHARES OF BUYING FUND
      ---------------------------------         ----------------------------------------------
       AIM V.I. Global Utilities Fund                   INVESCO VIF -- Utilities Fund
               Series I Shares                                 Series I Shares
              Series II Shares                                Series II Shares

                                                                    SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                                                 SCHEDULE 3.5(D)

                      PERMITTED REDOMESTICATIONS OF FUNDS

SERIES OF INVESCO VARIABLE INVESTMENT FUNDS, INC.  CORRESPONDING SERIES OF AIM VARIABLE INSURANCE FUNDS
             (EACH A "CURRENT FUND")                               (EACH A "NEW FUND")
-------------------------------------------------  ----------------------------------------------------
INVESCO VIF -- Core Equity Fund                    INVESCO VIF -- Core Equity Fund
INVESCO VIF -- Dynamics Fund                       INVESCO VIF -- Dynamics Fund
INVESCO VIF -- Financial Services Fund             INVESCO VIF -- Financial Services Fund
INVESCO VIF -- Growth Fund                         INVESCO VIF -- Growth Fund
INVESCO VIF -- Health Sciences Fund                INVESCO VIF -- Health Sciences Fund
INVESCO VIF -- High Yield Fund                     INVESCO VIF -- High Yield Fund
INVESCO VIF -- Leisure Fund                        INVESCO VIF -- Leisure Fund
INVESCO VIF -- Real Estate Opportunity Fund        INVESCO VIF -- Real Estate Opportunity Fund
INVESCO VIF -- Small Company Growth Fund           INVESCO VIF -- Small Company Growth Fund
INVESCO VIF -- Technology Fund                     INVESCO VIF -- Technology Fund
INVESCO VIF -- Telecommunications Fund             INVESCO VIF -- Telecommunications Fund
INVESCO VIF -- Total Return Fund                   INVESCO VIF -- Total Return Fund
INVESCO VIF -- Utilities Fund                      INVESCO VIF -- Utilities Fund

                                                                    SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                                                 SCHEDULE 4.5(A)

                              PORTFOLIOS OF BUYER

INVESCO VIF -- Core Equity Fund

INVESCO VIF -- Dynamics Fund

INVESCO VIF -- Financial Services Fund

INVESCO VIF -- Growth Fund

INVESCO VIF -- Health Sciences Fund

INVESCO VIF -- High Yield Fund

INVESCO VIF -- Leisure Fund

INVESCO VIF -- Real Estate Opportunity Fund

INVESCO VIF -- Small Company Growth Fund

INVESCO VIF -- Technology Fund

INVESCO VIF -- Telecommunications Fund

INVESCO VIF -- Total Return Fund

INVESCO VIF -- Utilities Fund

                                                                 SCHEDULE 4.5(B)

             CLASSES OF SHARES OF BUYING FUND AND NUMBER OF SHARES
                   OF EACH CLASS BUYER IS AUTHORIZED TO ISSUE

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
INVESCO VIF -- Utilities Fund
  Series I Shares...........................................           100,000,000
  Series II Shares..........................................           100,000,000

                                                                    SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

AIM V.I. Global Utilities Fund into INVESCO VIF -- Utilities Fund

AIM V.I. New Technology Fund into INVESCO VIF -- Technology Fund

INVESCO VIF -- Telecommunications Fund into INVESCO VIF -- Technology Fund

INVESCO VIF -- Growth Fund into AIM V.I. Growth Fund

INVESCO VIF -- Yield Fund into AIM V.I. High Yield Fund

LSA Basic Value Fund into AIM V.I. Basic Value Fund

                                                                 SCHEDULE 6.2(G)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                    APPENDIX II

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - UTILITIES FUND

                        Supplement dated January 16, 2004
                     to the Prospectus dated April 30, 2003
     as supplemented November 20, 2003, December 4, 2003 and December 16, 2003

This supplement provides additional information concerning the matters discussed in the supplement dated December 16, 2003 (the "Prior Supplement").

Your Fund's investment advisor, INVESCO Funds Group, Inc. ("INVESCO"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, A I M Advisors, Inc. ("AIM"), is the investment advisor to the AIM Funds and INVESCO Funds.

As discussed in the Prior Supplement, on December 2, 2003 each of the Securities Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO, and on December 2, 2003 the State of Colorado filed civil proceedings against INVESCO. The civil proceedings allege that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds.

In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by certain investors in the AIM Funds.

The independent trustees of the AIM/INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

In light of these findings, AMVESCAP has agreed that any AIM or INVESCO Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

The Prior Supplement identifies multiple lawsuits that have been filed against certain INVESCO Funds, AIM Funds, INVESCO, A I M Management Group Inc., the parent of AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, and that have been served as of December 16, 2003. The following list identifies additional lawsuits that have been served as of January 15, 2004:

         o Steven B. Ehrlich, et al., v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.

         o Joseph R. Russo, Individually and On Behalf of All Others Similarly Situated, v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003.

         o Miriam Calderon, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP, PLC, et al., in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003.

         o Pat B. Gorsuch and George L. Gorsuch v. INVESCO Funds Group, Inc. and A I M Advisors, Inc., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.

The Ehrlich and Gorsuch lawsuits allege a variety of theories of recovery and seek a variety of remedies, which are generally identified in the Prior Supplement. The Calderon lawsuit alleges as a theory of recovery the violation of various provisions of the Employee Retirement Income Security Act ("ERISA") and seeks as a remedy various corrective measures under ERISA, among other remedies identified in the Prior Supplement. The Gorsuch lawsuit seeks as a remedy that the advisory agreement with AIM be rescinded and/or declared unenforceable or void and that all advisory fees received during the past year be refunded, among other remedies identified in the Prior Supplement.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - UTILITIES FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003
             as supplemented November 20, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - UTILITIES FUND

                       Supplement dated November 20, 2003
                     to the Prospectus dated April 30, 2003


Effective December 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 6 of the Prospectus:


              The following individual is primarily responsible for the day-to-day management of the Fund's holdings:

              o John S. Segner, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

PROSPECTUS | APRIL 30, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - UTILITIES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.........2
Fund Performance................................3
Fees And Expenses...............................3
Investment Risks................................4
Principal Risks Associated With The Fund........4
Temporary Defensive Positions...................5
Portfolio Turnover..............................5
Fund Management.................................6
Portfolio Manager...............................6
Share Price.....................................6
Taxes...........................................6
Dividends And Capital Gain Distributions........7
Voting Rights...................................7
Financial Highlights............................8


                            [INVESCO ICON]INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It also seeks current income. The Fund is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
  o At least 50% of its gross income or its net sales must come from activities in the utilities sector;
  o At least 50% of its assets must be devoted to producing revenues from the utilities sector; or
  o Based on other available information, we determine that its primary business is within the utilities sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.

As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2002 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

1996        1997        1998         1999         2000      2001        2002
12.76%      23.41%      25.48%       19.13%       5.28%     (32.41%)    (20.32%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98      17.18%
Worst Calendar Qtr.      9/01     (21.60%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                                           AS OF 12/31/02
                            ----------------------------------------------------
                                       1 YEAR     5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Utilities Fund(1)              (20.32%)     (3.25%)        3.20%(2)
S&P 500 Index(3)                     (22.09%)     (0.58%)       10.30%(2)
--------------------------------------------------------------------------------

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Fund's expenses.

(2) The Fund commenced investment operations on January 3, 1995. Index comparisons begin on December 31, 1994.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - UTILITIES FUND
Management Fees                                 0.60%
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2),(3)                       0.58%
                                                -----
Total Annual Fund Operating Expenses(1),(2),(3) 1.18%
                                                =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

(3) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
              $120      $375       $649        $1,432

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

               -------------------------------------------------

Although the Fund generally invests in equity securities of companies doing business in the utilities sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

-----------------------------------------------------------------------------------------------
INVESTMENT                                                      RISKS
-----------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent        Market, Information, Political,
shares of foreign corpora tions held by those banks.            Regulatory, Diplomatic,
Although traded in U.S. securities markets and valued in        Liquidity, and Currency Risks
U.S. dollars, ADRs carry most of the risks of investing
directly in foreign securities.
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees to       Counterparty Risk
buy it back at an agreed-upon price and time in the future.
------------------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 102% for the fiscal year ended December 31, 2002. The increase in the Fund's portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in the Fund's portfolio manager.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $332.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $18 billion for 3,191,054 shareholder accounts in 48 INVESCO mutual funds as of December 31, 2002. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2002.

[INVESCO ICONS] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of the Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                               YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------
                                           2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value - Beginning of Period    $14.08       $21.06       $20.97       $17.78       $14.40
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(a)                   0.19         0.00         0.17         0.22         0.25
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)         (3.05)        (6.83)        0.87         3.17         3.41
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS         (2.86)        (6.83)        1.04         3.39         3.66
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income      0.06          0.07         0.03         0.20         0.24
Distributions from Capital Gains          0.00          0.08         0.92         0.00         0.04
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       0.06          0.15         0.95         0.20         0.28
----------------------------------------------------------------------------------------------------
Net Asset Value - End of Period         $11.16        $14.08       $21.06       $20.97       $17.78
====================================================================================================

TOTAL RETURN(b)                        (20.32%)      (32.41%)       5.28%       19.13%       25.48%

RATIOS
Net Assets - End of Period ($000
  Omitted)                             $31,204       $20,947      $12,300       $9,137       $6,993
Ratio of Expenses to Average Net
  Assets(c)(d)                           1.15%         1.15%        1.22%        1.20%        1.08%
Ratio of Net Investment Income to
  Average Net Assets(d)                  2.59%         1.13%        0.94%        1.15%        1.73%
Portfolio Turnover Rate                   102%           33%          50%          40%          35%

(a)  Net Investment  Income  aggregated less than $0.01 on a per share basis for the year ended December
     31, 2001.

(b)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(c)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the Fund were  voluntarily  absorbed by INVESCO for the years ended December 31,
     2002, 2001, 2000, 1999, and 1998. If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 1.18%, 1.37%, 1.41%,  1.53%, and 1.60%,  respectively,  and ratio of net investment income to average net assets would have been 2.56%, 0.91%, 0.75%, 0.82%, and
     1.21%, respectively.

APRIL 30, 2003

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - UTILITIES FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2003 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, annual report, and semiannual report of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-8038 and 033-70154.






















811-8038

                                                                    APPENDIX III

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-UTILITIES FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 20.32%, outperforming the 22.09% decline in the S&P 500 Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - UTILITIES FUND
     The line graph compares the value of a $10,000 investment in VIF - Utilities Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (1/95) through 12/31/02.

        VIF-UTILITIES FUND                      S&P 500 INDEX(2)

1/95    $10,000                                 $10,000
12/95   $10,908                                 $13,753
12/96   $12,300                                 $16,909
12/97   $15,179                                 $22,549
12/98   $19,047                                 $28,997
12/99   $22,692                                 $35,096
12/00   $23,889                                 $31,902
12/01   $16,146                                 $28,112
12/02   $12,865                                 $21,902

     Normally, the volatility in the broader market would have supported utilities stocks, as they have historically been regarded as more defensive investments. However, in 2002, utilities were hampered by some sector-specific developments. At the heart of the group's weak showing were gas utilities, which declined sharply as the market grew increasingly leery of any company with trading operations. Following the Enron Corp (not a fund holding during the period) scandal, the Federal Energy Regulatory Commission ordered all companies that supplied power to California to preserve their records, spooking investors.

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (20.32%)
--------------------------------------------------------------------------------
5 years                          (3.25%)
--------------------------------------------------------------------------------
Since inception (1/95)            3.20%
--------------------------------------------------------------------------------

     Telecommunications stocks were under pressure for most of the year, as the slow economy hurt demand for telecom services. In addition, the sector absorbed a serious blow when accounting irregularities at WorldCom Inc (not a fund holding during the period ) surfaced, occupying headlines and fueling investors' fears.

     Although these conditions presented the fund with its share of challenges, we managed to modestly outperform the broad market. During the early part of 2002, we decreased the fund's telecom weighting, selling our competitive local exchange carriers (CLEC) position. Those telecom firms remaining in the portfolio were limited to more defensive regional Bell operating companies (RBOCs). Even though these firms endured sharp losses during the year, they declined far less dramatically than the CLECs -- several of which filed for bankruptcy protection in 2002.

     Another key adjustment was our decision to place more emphasis on those integrated electric utilities that offer competitive dividend yields and boast strong balance sheets. This strategy was beneficial, as electrics soundly outperformed their gas counterparts over the period.

     Going forward, we are cautiously optimistic about the utilities sector. November's elections resulted in a Republican-controlled Senate -- which had many investors speculating that the regulatory environment might improve -- potentially providing a fundamental boost to the RBOCs. On the other hand, we continue to worry about the debt carried by several companies within the utilities sector, as this burden could lead to liquidity issues down the road. As always, we will be monitoring this situation closely.

FUND MANAGEMENT
JEFFREY G. MORRIS, CFA
     Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

                                                                     APPENDIX IV

                                 CHARTER OF THE
                     GOVERNANCE COMMITTEES OF THE AIM FUNDS
                              AND THE INVESCO FUNDS
                           (ADOPTED DECEMBER 10, 2003)

         The Boards of Directors/Trustees ("Boards") of The AIM Funds and The INVESCO Funds (collectively, "Funds"), have established a Governance Committee for each of the Funds. This Charter shall govern the membership, duties and operations of the Governance Committee of each of the Funds. References in this Charter to "the Committees" shall mean the collective Governance Committees of all Funds.

         Membership: Each member of the Committees shall be a director and trustee of the Funds who is not an "interested person" of the Funds within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). Each member of the Committees shall also meet the director independence requirements for serving on audit committees as set forth from time to time in the New York Stock Exchange listing standards (currently, Section 303A.06), and as set forth in rules promulgated by the Securities and Exchange Act (the "SEC") under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), that are applicable to investment companies whose shares are listed for trading on a national securities exchange (currently, Rule 10A-3(b)(1)(iii)) (members that meet such requirements are referred to herein as the "audit committee independent directors").

         Chair and Vice Chair: The Committees shall have a Chair and Vice Chair. The Chair shall set the agenda for, and preside at, each meeting of the Committees and shall engage in such other activities on behalf of the Committees as shall be determined from time to time by the Committees. The Vice Chair shall act as Chair in the absence or inability to act of the Chair and shall engage in such other activities on behalf of the Committees as shall be determined from time to time by the Committees.

         Lead Dis-interested Director: The directors/trustees of the Funds who are not "interested persons" of the Funds, as defined in the 1940 Act ("dis-interested directors"), may appoint a dis-interested director as the "Lead Dis-interested Director." The Lead Dis-interested Director shall from time to time as requested by the Committees act as liaison with management on particular issues. Such functions are not to interfere with any directors'/trustees' communications with management (and vice versa) on any issue; nor are such functions intended to interfere with the interaction between management and any of the Committees, other committees of the Boards, or the chair or vice chair of the Committees or of such other committees.

         Recommendation as to Share Ownership: The Committees recommend that each director/trustee of the Funds beneficially own, on an aggregate basis, a minimum dollar amount of shares of the Funds. The recommended minimum dollar amount shall be $100,000 or the lowest dollar amount in the highest dollar range set forth from time to time in Item 13(b)(4) of Form N-1A and/or Item 22(b)(5) of Schedule 14A, if the lowest dollar amount in the highest dollar range set forth in such Items is greater than $100,000. For purposes of this recommendation, (i) shares of the Funds beneficially owned by the directors/trustees shall include, for those directors/trustees who have executed a Deferred Compensation Agreement with respect to the Funds, shares of the Funds in which the deferral accounts of such directors/trustees are deemed to be invested under such Deferred Compensation Agreements, and (ii) shares of the Funds beneficially owned by the directors/trustees shall not include shares of AIM Select Real Estate Income Fund that are beneficially owned by the directors/trustees.

         Meetings: The Committees may meet separately or in conjunction with meetings of the Boards of the Funds. Meetings of the Committees may be held in person or by other means as permitted by the Bylaws of the Funds.

         Duties: The duties of the Committees are:

         (a) to nominate persons for election or appointment as dis-interested directors (i) as additions to the Boards, (ii) to fill vacancies which, from time to time, may occur in the Boards and (iii) for election by shareholders of Funds at meetings called for the election of directors;

         (b) to nominate persons for appointment as members of each committee of the Boards, including without limitation the Committees, the Audit Committees, the Investments Committees and the Valuation Committees, and to nominate persons for appointment as chair and vice chair of each such committee;

         (c) to review from time to time, the compensation, if any, payable to the directors of the Funds and to make recommendations to the Boards with respect thereto;

         (d) to review and evaluate from time to time the functioning of the Boards and the various committees of the Boards and to make recommendations to the Boards with respect thereto;

         (e) to select independent legal counsel to the dis-interested directors and to review and approve the compensation paid to independent legal counsel to the dis-interested directors; and

         (f) provided that the Committees are comprised solely of dis-interested directors and that each member of the Committees is an audit committee independent director, to review and approve the compensation paid to independent counsel and other advisers, if any, to the Audit Committees of the Funds.

         Nomination of Dis-interested Directors: After a determination by the Committees that a person should be nominated as an additional dis-interested director, or as soon as practical after a vacancy occurs or it appears that a vacancy is about to occur for a dis-interested director position on any of the Boards, the Committees shall nominate a person for appointment by a majority of the dis-interested directors to add to the Boards or to fill the vacancy. Prior to a meeting of the shareholders of the Funds called for the purpose of electing dis-interested directors, the Committees shall nominate one or more persons for election as dis-interested directors at such meeting.

Evaluation by the Committees of a person as a potential nominee to serve as a dis-interested director, including a person nominated by a shareholder, should result in the following findings by the Committees:

         (a) upon advice of independent legal counsel to the dis-interested directors, that the person will qualify as a dis-interested director and that the person is otherwise qualified under applicable laws and regulations to serve as a director/trustee of the Funds;

         (b) that the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a dis-interested director;

         (c) with respect to potential nominees to serve as dis-interested director members of the Audit Committees of the Funds, upon advice of independent legal counsel to the dis-interested directors, that the person: (i) is free of any material relationship with the Funds (other than as a shareholder of the Funds), either directly or as a partner, shareholder or officer of an organization that has a relationship with the Funds, (ii) meets the requirements regarding the financial literacy or financial expertise of audit committee members, as set forth from time to time in the New York Stock Exchange listing standards and in any rules promulgated by the SEC that are applicable to investment companies whose shares are listed for trading on a national securities exchange, and (iii) is an audit committee independent director;

         (d) that the person can make a positive contribution to the Boards and the Funds, with consideration being given to the person's business experience, education and such other factors as the Committees may consider relevant;

         (e)      that the person is of good character and high integrity; and

         (f) that the person has desirable personality traits including independence, leadership and the ability to work with the other members of the Boards.

Consistent with the 1940 Act, the Committees can consider recommendations from management in its evaluation process.

As long as any Fund relies on any of Rule 10f-3, Rule 12b-1, Rule 15a-4(b)(2), Rule 17a-7, Rule 17a-8, Rule 17d-1(d)(7), Rule 17e-1, Rule 17g-1(j), Rule 18f-3
or Rule 23c-3, (i) a majority of the directors/trustees of the Fund shall be dis-interested directors, (ii) the selection and nomination of any other dis-interested directors shall be committed to the discretion of the existing dis-interested directors, and (iii) any person who acts as legal counsel to the dis-interested directors shall be "independent legal counsel," as defined in the 1940 Act.

In seeking out potential nominees and in nominating persons to serve as dis-interested directors of the Funds, the Committees shall not discriminate against any person based on his or her race, religion, national origin, sex, physical disability and other factors not relevant to the person's ability to serve as a dis-interested director.

         Nomination of Committee Members: The Committees shall periodically review the members of each committee of the Boards, including without limitation the Committees, the Audit Committees, the Investments Committees and the Valuation Committees. The Committees shall from time to time nominate persons to serve as members of each committee of the Boards, as well as persons who shall serve as the chair and vice chair of each such committee. Evaluation by the Committees of a person as a potential committee member shall include the factors set forth above under "Nomination of Dis-interested Directors," to the extent that such factors are applicable or relevant. All such persons shall be appointed by a majority of the directors/trustees of the Funds. An individual may be nominated to serve on more than one committee of a Board.

         Nominees Recommended by Shareholders: The Committees shall consider nominees recommended by a shareholder to serve as directors/trustees, provided:
(i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors/trustees will be elected; and (ii) that the Committees or the Board, as applicable, shall make the final determination of persons to be nominated. For each Fund other than INVESCO Variable Investment Funds, Inc. ("IVIFI"), the procedures to be followed by shareholders in submitting such recommendations are set forth in the Fund's Bylaws. For IVIFI, a shareholder who desires to recommend a nominee shall submit a request in writing to the Chair of IVIFI's Governance Committee. The Committees shall evaluate nominees recommended by a shareholder to serve as directors/trustees in the same manner as they evaluate nominees identified by the Committees.

         Review of Compensation: At least annually, the Committees shall review and recommend the amount of compensation, if any, payable to the directors of the Funds and report its findings and recommendation to the Boards. Compensation shall be based on the responsibilities and duties of the dis-interested directors and such other directors and the time required to perform these duties. The Committees shall also make recommendations to the Boards regarding matters related to compensation including deferred compensation plans and retirement plans for the dis-interested directors and such other directors, and shall monitor any and all such retirement plans and deferred compensation plans.

         Evaluation Function: The Committees shall consider, oversee and implement any periodic evaluation process of the Boards and all committees of the Boards.

         Selection of Counsel: The Committees shall consider and oversee the selection of "independent legal counsel," as defined in the 1940 Act, to the dis-interested directors and recommend such counsel to the dis-interested directors. In making such selection the Committees will examine and monitor such legal counsel's client relationships, in accordance with any applicable rules promulgated by the SEC, in order to ascertain continued independence.

         Attendance at Annual Meetings. Of the Funds, only AIM Select Real Estate Income Fund holds annual meetings of shareholders. The Funds' policy with regard to director/trustee attendance at annual meetings of shareholders, if any, is that directors/trustees are encouraged but not required to attend such annual meetings.

         Authority: The Committees shall have the resources and authority appropriate to carry out their duties, including the authority to engage independent counsel and other advisers, experts or consultants as they deem necessary to carry out their duties, all at the expense of the appropriate Funds. The Committees shall be responsible for reviewing and approving the compensation paid to such counsel and other advisers.

         Funding: The Funds shall provide for appropriate funding, as determined by the Committees, in their capacity as committees of the Boards, for payment of
(i) compensation to any independent counsel or other advisers employed by the Committees and (ii) ordinary administrative expenses of the Committees under the authority set forth in this Charter.

         Review of Charter: The Committees shall review this Charter at least annually, and shall recommend any changes to the full Boards. This Charter may be amended only by the full Boards, with the approval of a majority of the dis-interested directors.

         Maintenance of Charter: Each Fund shall maintain and preserve in an easily accessible place a copy of the Committee Charter established for such Fund and any modification to such Charter.

                                                                      APPENDIX V

                          AIM VARIABLE INSURANCE FUNDS

                              AMENDED AND RESTATED

                      MASTER INVESTMENT ADVISORY AGREEMENT

         THIS AGREEMENT is made this ____ day of _________________, 2004, by and between AIM Variable Insurance Funds, a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

         WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

         WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created seventeen separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

         WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

         NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

         1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

         2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

                  (a)      supervise all aspects of the operations of the Funds;

                  (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

                                                                      APPENDIX V

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                the AIM Funds and the INVESCO Funds (the "Funds")
                            AMENDED NOVEMBER 6, 2003

I. STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by the Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval") or require the specific pre-approval of the Audit Committee ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding general pre-approved cost levels or established amounts will also require specific pre-approval by the Audit Committee.

The Audit Committee will annually review and pre-approve the services that may be provided by the Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

II. DELEGATION

The Audit Committee may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next-scheduled meeting.

III. AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV. GENERAL PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

ALL OTHER SERVICES

The Audit Committee may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V. SPECIFIC PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

VI. PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval fee levels or established amounts for services to be provided by the Auditor under general pre-approval policies will be set annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

VII. PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees where possible and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next regularly scheduled Audit Committee meeting of any such services rendered by the Auditor.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

o Bookkeeping or other services related to the accounting records or financial statements of the audit client

o    Financial information systems design and implementation

o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

o    Actuarial services

o    Internal audit outsourcing services


CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

o    Management functions

o    Human resources

o    Broker-dealer, investment adviser, or investment banking services

o    Legal services

o    Expert services unrelated to the audit

o Any other service that the Public Company Oversight Board determines by regulation is impermissible

(AIM INVESTMENTS LOGO APPEARS HERE)--Servicemark--

                         AIM V.I. NEW TECHNOLOGY FUND,

                  A PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173


                                                               February 26, 2004


Dear Contract Owner:

     As you may be aware, AMVESCAP PLC, the parent company of AIM V.I. New Technology Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     Shares of AIM V.I. New Technology Fund (the Fund) are sold to and held by separate accounts of various insurance companies to fund variable annuity or variable life insurance contracts offered by the insurance companies. The separate accounts invest in shares of the Fund in accordance with instructions from variable annuity or variable life contract owners. Except as otherwise might be provided by applicable law, the separate accounts provide pass-through voting to contract owners, and you, as a contract owner, have the right to instruct the separate account on how to vote shares of the Fund held by the separate account under your contract.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all retail AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all retail INVESCO Funds and the retail AIM Funds (including the Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. The Fund is one of the funds that AMVESCAP PLC recommended, and its Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of the Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/ prospectus seeks your vote in favor of the persons nominated to serve as trustees.


     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card or voting instruction card in the enclosed postage paid return envelope. If you attend the meeting, you may vote in person, with proper authorization from your life insurance company. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from us reminding you to vote.


                                          Sincerely,

                                                 /s/ ROBERT H. GRAHAM
                                          --------------------------------------
                                                     Robert H. Graham
                                                  Chairman and President

(INVESCO LOGO)

                    INVESCO VIF -- TELECOMMUNICATIONS FUND,

             A PORTFOLIO OF INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          11 GREENWAY PLAZA, SUITE 100


                           HOUSTON, TEXAS 77046-1173



                                                               February 26, 2004


Dear Contract Owner:

    As you may be aware, AMVESCAP PLC, the parent company of INVESCO VIF -- Telecommunications Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

    Shares of INVESCO VIF -- Telecommunications Fund (the Fund) are sold to and held by separate accounts of various insurance companies to fund variable annuity or variable life insurance contracts offered by the insurance companies. The separate accounts invest in shares of the Fund in accordance with instructions from variable annuity or variable life contract owners. Except as otherwise might be provided by applicable law, the separate accounts provide pass-through voting to contract owners, and you, as a contract owner, have the right to instruct the separate account on how to vote shares of the Fund held by the separate account under your contract.

    In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all retail AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all retail INVESCO Funds and the retail AIM Funds. If the redomestication of the Fund (discussed below) is not approved, A I M Distributors, Inc. will become the distributor for the Fund on April 30, 2004.

    AMVESCAP PLC also reviewed all INVESCO Funds and AIM Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. The Fund is one of the funds that AMVESCAP PLC recommended, and its Board of Directors approved, be consolidated with another fund. The attached proxy statement/ prospectus seeks your approval of this consolidation.

    As part of the integration initiative, AMVESCAP PLC has recommended restructuring the advisory and administrative servicing arrangements so that A I M Advisors, Inc. is the advisor and administrator for all INVESCO Funds and AIM Funds. The Board has approved a new advisory agreement under which A I M Advisors, Inc. will serve as the investment advisor for the Fund, and a new sub-advisory agreement, under which INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO Funds Group, Inc., which is currently serving as the Fund's investment advisor, will serve as sub-advisor. The portfolio management team for the Fund will not change as a result of this restructuring. The attached proxy statement/prospectus seeks your approval of this new investment advisory agreement and sub-advisory agreements. If approved, these new agreements will become effective only if the proposal to consolidate the Fund is not approved.

    The integration initiative also calls for changing the organizational structure of the INVESCO Funds and the AIM Funds. To accomplish this goal, AMVESCAP PLC has recommended that all INVESCO Funds and AIM Funds organized as Maryland corporations change their form and state of organization to Delaware statutory trusts. The Board has approved redomesticating the Fund as a series of a Delaware statutory trust. The attached proxy statement/prospectus seeks your approval of this redomestication. If approved, the redomestication of the Fund will become effective only if the proposal to consolidate the Fund is not approved.

    Finally, the independent directors of the Board believe that your interests would best be served if the INVESCO Funds and the AIM Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as directors.


    Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card or voting instruction card in the enclosed postage paid return envelope. If you attend the meeting, you may vote in person, with proper authorization from your life insurance company. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from us reminding you to vote.


                                          Sincerely,

                                                 /s/ ROBERT H. GRAHAM
                                          --------------------------------------
                                                     Robert H. Graham
                                                        President

                         AIM V.I. NEW TECHNOLOGY FUND,

                  A PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON APRIL 2, 2004


     We cordially invite you to attend our Special Meeting of Shareholders to:


          1. Approve an Agreement and Plan of Reorganization, and in connection therewith, the sale of all of the Fund's assets and the termination of the Fund as a designated series of the Trust (the "Agreement"). Under the agreement:



          - all of the assets of AIM V.I. New Technology Fund (the "Fund"), an investment portfolio of AIM Variable Insurance Funds ("Trust"), will be transferred to INVESCO VIF -- Technology Fund ("Buying Fund"), an investment portfolio of INVESCO Variable Investment Funds, Inc. ("Buyer" or "Company"); and



          - Buying Fund will assume the liabilities of the Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of the Fund.



          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.


          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.


     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173 on April 2, 2004, at 3:00 p.m., Central Time.


     Shares of the Fund are sold to and held by separate accounts of various insurance companies to fund variable annuity or variable life insurance contracts offered by the insurance companies. The separate accounts invest in shares of the Fund in accordance with instructions from variable annuity or variable life contract owners. Except as otherwise might be provided by applicable law, the separate accounts provide pass-through voting to contract owners, and you, as a contract owner, have the right to instruct the separate account on how to vote shares of the Fund held by the separate account under your contract.

     The Board is sending this Notice of Special Meeting of Shareholders, Combined Proxy Statement and Prospectus, and proxy solicitation materials to (i) all separate accounts, which are the shareholders who owned shares of common stock in the Fund at the close of business on January 9, 2004 (the record date), and (ii) all contract owners who had their variable annuity or variable life contract values allocated to the Fund as of the close of business on January 9, 2004 and who are entitled to instruct the corresponding separate account on how to vote.


     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE PRESIDENT OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.



                                                 /s/ ROBERT H. GRAHAM

                                          --------------------------------------

                                                     Robert H. Graham


                                                  Chairman and President



February 26, 2004

                    INVESCO VIF -- TELECOMMUNICATIONS FUND,

             A PORTFOLIO OF INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          11 GREENWAY PLAZA, SUITE 100


                           HOUSTON, TEXAS 77046-1173


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON APRIL 2, 2004


    We cordially invite you to attend our Special Meeting of Shareholders to:


        1. Approve an Agreement and Plan of Reorganization, and in connection therewith, the sale of all of the Fund's assets and the termination of the Fund as a designated series of the Trust (the "Agreement"). Under the agreement:



          - all of the assets of INVESCO VIF -- Telecommunications Fund (the "Fund"), an investment portfolio of INVESCO Variable Investment Funds, Inc. ("Company"), will be transferred to INVESCO
            VIF -- Technology Fund ("Buying Fund"), another investment portfolio of Company; and



          - Buying Fund will assume the liabilities of the Fund and Buyer will issue shares of each class of Company to shareholders of the corresponding class of shares of the Fund.


        2. Elect 16 directors to the Board of Directors of Company, each of whom will serve until his or her successor is elected and qualified.

        3. Approve a new investment advisory agreement with A I M Advisors, Inc. ("AIM") for the Fund.

        4. Approve a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. for the Fund.

        5. Approve an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust, and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

        6. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.


    We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on April 2, 2004, at 3:00 p.m., Central Time.


    Shares of the Fund are sold to and held by separate accounts of various insurance companies to fund variable annuity or variable life insurance contracts offered by the insurance companies. The separate accounts invest in shares of the Fund in accordance with instructions from variable annuity or variable life contract owners. Except as otherwise might be provided by applicable law, the separate accounts provide pass-through voting to contract owners, and you, as a contract owner, have the right to instruct the separate account on how to vote shares of the Fund held by the separate account under your contract.

    The Board is sending this Notice of Special Meeting of Shareholders, Combined Proxy Statement and Prospectus, and proxy solicitation materials to (i) all separate accounts, which are the shareholders who owned shares of common stock in the Fund at the close of business on January 9, 2004 (the record date), and (ii) all contract owners who had their variable annuity or variable life contract values allocated to the Fund as of the close of business on January 9, 2004 and who are entitled to instruct the corresponding separate account on how to vote.

    WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF COMPANY. ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF COMPANY OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                                  /s/ KEVIN M. CAROME
                                          --------------------------------------
                                                     Kevin M. Carome
                                                        Secretary


February 26, 2004

          AIM V.I. NEW                     INVESCO VIF --
        TECHNOLOGY FUND,                 TELECOMMUNICATIONS
         A PORTFOLIO OF                       FUND AND
  AIM VARIABLE INSURANCE FUNDS             INVESCO VIF --
   11 GREENWAY PLAZA SUITE 100            TECHNOLOGY FUND,
    HOUSTON, TEXAS 77046-1173            EACH A PORTFOLIO OF
         (800) 347-4246              INVESCO VARIABLE INVESTMENT
                                             FUNDS, INC.
                                     11 GREENWAY PLAZA SUITE 100
                                      HOUSTON, TEXAS 77046-1173
                                           (800) 347-4246


                    COMBINED PROXY STATEMENT AND PROSPECTUS

                               FEBRUARY 26, 2004



     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of each of AIM V.I. New Technology Fund and INVESCO VIF -- Telecommunications Fund (each a "Fund"; the AIM V.I. New Technology Fund, "AIM Fund"; and the INVESCO VIF -- Telecommunications Fund, "INVESCO Fund"). Each Special Meeting will be held on April 2, 2004. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card or voting instruction card on or about February 26, 2004 to all shareholders entitled to vote.


     Each series of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds are used solely as an investment vehicle for variable annuity and variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds directly. As a contract owner of a variable annuity or variable life insurance contract that offers one or more series of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in a series of INVESCO Variable Investment Funds, Inc. and AIM Variable Insurance Funds.


     In accordance with current law, the life insurance company separate accounts, which are the shareholders of record of the AIM Variable Insurance Funds and INVESCO Variable Investment Funds, Inc., in effect, pass along their voting rights to the contract owners. Essentially, each life insurance company seeks instructions as to how its contract owners wish the life insurance company to vote the shares of the AIM Variable Insurance Funds and INVESCO Variable Investment Funds, Inc. (i) technically owned by the life insurance company, but
(ii) beneficially owned by the contract owners. The life insurance companies communicate directly with contract owners about the procedures that the life insurance companies follow in seeking instructions and voting shares under the particular separate accounts. Each share of an investment portfolio of the AIM Variable Insurance Funds and INVESCO Variable Investment Funds, Inc. that a contract owner beneficially owns entitles that contract owner to one vote on each proposal set forth in this Proxy Statement/Prospectus (a fractional share has a fractional vote).



     All references in this Proxy Statement/Prospectus to "shareholder" or "shareholders" shall mean the "contract owner/separate account" or the "contract owners/separate accounts," respectively. All references in this Proxy Statement/Prospectus to "you" or "your" shall mean the "contract owner/separate account." All references in this Proxy Statement/Prospectus to "proxy card" shall mean the "proxy card" or "voting instruction card" you have received from the Board or from your applicable life insurance company.

     This Proxy Statement/Prospectus includes information regarding two separate reorganizations (described below). The consummation of any one Reorganization (defined below) is not conditioned upon the consummation of the other Reorganization. The Reorganization of your Fund is contingent only upon your Fund receiving the requisite number of votes FOR approval of its reorganization. The requests for approval of all two Reorganizations have been included in one Proxy Statement/Prospectus because it is proposed that each of the two Funds be combined with INVESCO VIF -- Technology Fund ("Buying Fund"). We have indicated in the Proxy Statement/Prospectus where there are differences in the information applicable to each Fund.

     At the Special Meetings, we are asking shareholders of AIM Fund to vote on two Proposals and shareholders of INVESCO Fund to vote on five Proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (each an "Agreement") which provides for each of the following combinations:

          (1) AIM V.I. New Technology Fund, an investment portfolio of AIM Variable Insurance Funds (the "AIM Trust"), with Buying Fund, an investment portfolio of INVESCO Variable Investment Funds, Inc. ("Company"); and

          (2) INVESCO VIF -- Telecommunications Fund, an investment portfolio of Company, with Buying Fund (each a "Reorganization" and collectively, the "Reorganizations").

Under the Agreement for your Fund, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of the AIM Trust (the "Board of Trustees") has approved the Agreement and related Reorganization of AIM Fund as being in the best interests of AIM Fund. The Board of Directors of Company (the "Board of Directors") has approved the Agreement and related Reorganization of INVESCO Fund as being advisable and in the best interests of INVESCO Fund.

     The AIM Trust and Company are each registered open-end management investment companies that issue their shares in separate series. AIM Fund is a series of the AIM Trust and INVESCO Fund and Buying Fund are each a series of Company. A I M Advisors, Inc. ("AIM") serves as the investment advisor to AIM Fund and INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to INVESCO Fund and Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement for your Fund and the other Proposals described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/ Prospectus for future reference.


     The following documents are on file with the Securities and Exchange Commission (the "SEC"):



     - Prospectus of AIM V.I. New Technology Fund dated May 1, 2003, as supplemented June 12, 2003, August 18, 2003, August 20, 2003, November 20, 2003, December 12, 2003, December 16, 2003, and January 16, 2003; and
       Prospectus of INVESCO VIF -- Telecommunications Fund dated April 30, 2003, as supplemented June 12, 2003, August 1, 2003, October 21, 2003, December 15, 2003, December 16, 2003, and January 16, 2003 (each a "Selling Fund Prospectus") (these Selling Fund Prospectuses are also incorporated by reference into this Proxy Statement/Prospectus);

     - Statement of Additional Information of AIM V.I. New Technology Fund dated May 1, 2003, as revised September 1, 2003 and as supplemented October 21, 2003; and Statement of Additional Information of INVESCO
       VIF -- Telecommunications Fund dated April 30, 2003.



     - Prospectus of Buying Fund dated April 30, 2003, as supplemented August 1, 2003, October 21, 2003, December 15, 2003, December 16, 2003, and January 16, 2003 (the "Buying Fund Prospectus") (this document, a copy of which is attached as Appendix II, is also incorporated by reference into this Proxy Statement/Prospectus);



     - Statement of Additional Information relating to the Buying Fund dated April 30, 2003; and



     - Statement of Additional Information relating to the Reorganization, dated February 26, 2004 (this document is also incorporated by reference into this Proxy Statement/Prospectus).



     The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust and Buyer.



     Copies of the Selling Fund Prospectus for AIM Fund and the related Statement of Additional Information are available without charge by writing to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 410-4246. Copies of the Selling Fund Prospectus for INVESCO Fund, the Buying Fund Prospectus and the related Statement of Additional Information are available without change by writing to INVESCO Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 410-4246.


     If you are a shareholder of AIM Fund, the remaining Proposal to be voted on by you is the election of 16 trustees to the Board of Trustees of the AIM Trust. The Board of Trustees of the AIM Trust has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of the AIM Trust.

     If you are a shareholder of INVESCO Fund, the remaining four Proposals to be voted on are: the election of 16 directors to the Board of Directors; the approval of a new advisory agreement with AIM for your Fund; the approval of a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") for your Fund; and the approval of an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of each series portfolio of Company as a new series portfolio of an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation. The Board of Directors has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as directors of Company and has approved the new advisory agreement with AIM and the new sub-advisory agreement between AIM and INVESCO Institutional. Finally, the Board of Directors has approved the Plan as being advisable.

     The Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.


     Shareholders previously have been sent the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits." If you have not received such report(s) or would like to receive an additional copy, please contact INVESCO Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or call (800) 416-4246.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
INTRODUCTION................................................    8
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    9
  Which Funds' Shareholders Will Vote on Proposal 1?........    9
SUMMARY.....................................................    9
  The Reorganizations.......................................   10
  Comparison Fee Tables and Expense Examples................   11
  Fee Table.................................................   11
  Expense Example...........................................   16
  Comparison of Performance of Your Fund and Buying Fund....   18
  AIM V.I. New Technology Fund..............................   19
  INVESCO VIF -- Telecommunications Fund....................   20
  INVESCO VIF -- Technology Fund............................   21
  Comparison of Investment Objectives and Principal
     Strategies.............................................   21
  Comparison of Principal Service Providers.................   24
  Comparison of Multiple Class Structures...................   24
  Comparison of Sales Charges...............................   24
  Comparison of Distribution and Purchase and Redemption
     Procedures.............................................   24
  The Boards' Recommendation on Proposal 1..................   25
RISK FACTORS................................................   25
  Risks Associated with Buying Fund.........................   25
  Comparison of Risks of Buying Fund and Your Fund..........   27
INFORMATION ABOUT BUYING FUND...............................   28
  Description of Buying Fund Shares.........................   28
  Management's Discussion of Fund Performance...............   28
  Financial Highlights......................................   28
ADDITIONAL INFORMATION ABOUT THE AGREEMENTS.................   28
  Terms of the Reorganizations..............................   28
  The Reorganizations.......................................   29
  Board Considerations......................................   29
  Other Terms...............................................   30
  Federal Income Tax Consequences...........................   31
  Accounting Treatment......................................   32
RIGHTS OF SHAREHOLDERS......................................   32
  General...................................................   32
  Liability of Shareholders.................................   32
  Election of Directors/Trustees; Terms.....................   33
  Removal of Directors/Trustees.............................   33
  Meetings of Shareholders..................................   33
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   34
  Dissolution and Termination...............................   34
  Voting Rights of Shareholders.............................   35
  Dissenters' Rights........................................   35
  Amendments to Organization Documents......................   35
CAPITALIZATION..............................................   36
INTERESTS OF CERTAIN PERSONS................................   36

                                                              PAGE
                                                              ----
LEGAL MATTERS...............................................   36
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   36
CERTAIN CIVIL PROCEEDINGS AND LAWSUITS......................   37
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   39
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   40
  Which Funds' Shareholders Will Vote on Proposal 2?........   40
  Background................................................   40
  Structure of the Board of Trustees........................   40
  Nominees for Trustees.....................................   40
  The Boards' Recommendation on Proposal 2..................   43
  Committees of the Board...................................   43
  Board and Committee Meeting Attendance....................   46
  Shareholder Communications with the Board.................   46
  Trustee's Compensation....................................   46
  Retirement Plan for Trustees..............................   47
  Deferred Compensation Agreements..........................   48
  Officers of Trust.........................................   48
  Security Ownership of Management..........................   48
  Trustee Ownership of Your Fund's Shares...................   48
PROPOSAL 3 -- ELECTION OF DIRECTORS.........................   48
  Which Funds' Shareholders Will Vote on Proposal 3?........   48
  Background................................................   48
  Structure of the Board of Directors.......................   49
  Nominees for Directors....................................   49
  The Board's Recommendation on Proposal 3..................   52
  Committees of the Board...................................   52
  Board and Committee Meeting Attendance....................   54
  Shareholder Communications with the Board.................   54
  Director's Compensation...................................   55
  Retirement Plan for Directors.............................   56
  Deferred Compensation Agreements..........................   56
  Officers of Company.......................................   57
  Security Ownership of Management..........................   57
  Director Ownership of Fund Shares.........................   57
PROPOSAL 4 -- APPROVAL OF A NEW INVESTMENT ADVISORY
  AGREEMENT.................................................   57
  Which Funds' Shareholders Will Vote on Proposal 4?........   57
  Background................................................   57
  Your Fund's Current Investment Advisor....................   58
  The Proposed New Investment Advisor for Your Fund.........   58
  Positions with AIM Held by Company's Directors or
     Executive Officers.....................................   58
  Terms of the Current Advisory Agreement...................   58
  Additional Services Provided by INVESCO and Its
     Affiliates.............................................   60
  Advisory Fees Charged by AIM for Similar Funds It
     Manages................................................   60
  Terms of the Proposed Advisory Agreement..................   60
  Factors the Directors Considered in Approving the Advisory
     Agreement..............................................   64
  The Board's Recommendation on Proposal 4..................   66

                                                              PAGE
                                                              ----
PROPOSAL 5 -- APPROVAL OF NEW SUB-ADVISORY AGREEMENT........   66
  Which Funds' Shareholders Will Vote on Proposal 5?........   66
  Background................................................   66
  The Proposed Sub-Advisor for Your Fund....................   67
  Positions with INVESCO Institutional Held by Company's
     Directors or Executive Officers........................   67
  Terms of the Proposed Sub-Advisory Agreement..............   67
  Advisory Fees Charged by INVESCO Institutional for Similar
     Types of Accounts for Which It Serves as Advisor.......   68
  Factors the Directors Considered in Approving the Proposed
     Sub-Advisory Agreement.................................   69
  The Board's Recommendation on Proposal 5..................   71
PROPOSAL 6 -- APPROVAL OF THE PLAN TO REDOMESTICATE EACH
  SERIES PORTFOLIO OF COMPANY AS A NEW SERIES PORTFOLIO OF
  AIM VARIABLE INSURANCE FUNDS..............................   71
  Which Funds' Shareholders Will Vote on Proposal 6?........   71
  Background................................................   71
  Reasons for the Proposed Redomestication..................   71
  What the Proposed Redomestication Will Involve............   72
  The Federal Income Tax Consequences of the
     Redomestication........................................   73
  Appraisal Rights..........................................   74
  The AIM Trust Compared to Company.........................   74
  The Board's Recommendation on Proposal 6..................   75
INFORMATION ABOUT THE SPECIAL MEETINGS AND VOTING...........   75
  Proxy Statement/Prospectus................................   75
  Time and Place of Special Meetings........................   75
  Voting in Person..........................................   75
  Voting by Proxy...........................................   75
  Quorum Requirement and Adjournment........................   76
  Vote Necessary to Approve Each Proposal...................   76
  Proxy Solicitation........................................   77
  Other Matters.............................................   77
  Shareholder Proposals.....................................   77
  Ownership of Shares.......................................   77
INDEPENDENT PUBLIC ACCOUNTANTS..............................   78
  Fees Billed by TWB Related to Trust.......................   78
  Fees Billed by TWB Related to AIM and AIM Affiliates......   79
INDEPENDENT PUBLIC ACCOUNTANTS..............................   79
  Fees Billed by PwC Related to Company.....................   80
  Fees Billed by PwC Related to INVESCO and INVESCO
     Affiliates.............................................   81



EXHIBIT A      Classes of Shares of Each Selling Fund and Corresponding
               Classes of
               Shares of Buying Fund....................................  A-1
EXHIBIT B      Comparison of Principal Service Providers................  B-1
EXHIBIT C      Financial Highlights of Buying Fund......................  C-1
EXHIBIT D      Officers of the AIM Trust................................  D-1
EXHIBIT E      Security Ownership of Management of the AIM Trust........  E-1
EXHIBIT F      Officers of Company......................................  F-1
EXHIBIT G      Security Ownership of Management of Company..............  G-1
EXHIBIT H      Principal Executive Officer and Directors of A I M
               Advisors, Inc. ..........................................  H-1

EXHIBIT I             Fees Paid to INVESCO Funds Group, Inc. and Affiliates in Most Recent
                      Fiscal Year............................................................  I-1
EXHIBIT J             Advisory Fee Schedules for Other AIM Funds.............................  J-1
EXHIBIT K             Advisory Fee Schedules for Other INVESCO Institutional (N.A.), Inc.
                      Advised Types of Accounts..............................................  K-1
EXHIBIT L             Shares Outstanding of Each Class of Each Fund on Record Date...........  L-1
EXHIBIT M             Ownership of Shares of AIM V.I. New Technology Fund (AIM FUND).........  M-1
EXHIBIT N             Ownership of Shares of INVESCO VIF -- Telecommunications Fund (INVESCO
                      FUND)..................................................................  N-1
EXHIBIT O             Ownership of Shares of INVESCO VIF -- Technology Fund (Buying Fund)....  O-1
APPENDIX I            Agreement and Plan of Reorganization for AIM V.I. New Technology Fund
                      and INVESCO VIF -- Telecommunications Fund (to Effect the
                      Reorganizations).......................................................  APPENDIX I
APPENDIX II           Prospectus of Buying Fund..............................................  APPENDIX II
APPENDIX III          Discussion of Performance of Buying Fund...............................  APPENDIX III
APPENDIX IV           Governance Committee Charter...........................................  APPENDIX IV
APPENDIX V            Form of Investment Advisory Agreement with A I M Advisors, Inc. .......  APPENDIX V
APPENDIX VI           Form of Sub-Advisory Agreement.........................................  APPENDIX VI
APPENDIX VII          Agreement and Plan of Reorganization for INVESCO VIF --
                      Telecommunications Fund (to Effect the Redomestication)................  APPENDIX VII
APPENDIX VIII         Pre-Approval of Audit and Non-Audit Services Policies and Procedures...  APPENDIX VIII



     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMINVESTMENTS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC. AIM TRIMARK IS A SERVICE MARK OF A I M MANAGEMENT GROUP INC. AND AIM FUNDS MANAGEMENT INC.


     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION


     The following table summarizes each proposal to be presented at the Special Meetings and the Funds whose shareholders the Board of Trustees or the Board of Directors, as applicable, are soliciting with respect to each proposal:



                    PROPOSAL                               AFFECTED FUNDS
                    --------                               --------------
1.   Approving the Agreement to combine your   All Funds
     Fund with Buying Fund
2.   Electing trustees                         AIM V.I. New Technology Fund only
3.   Electing directors                        INVESCO VIF -- Telecommunications Fund
                                               only
4.   Approving a new investment advisory       INVESCO VIF -- Telecommunications Fund
     agreement with AIM                        only
5.   Approving a new sub-advisory agreement    INVESCO VIF -- Telecommunications Fund
     between AIM and INVESCO Institutional     only
6.   Approving the Plan to redomesticate       INVESCO VIF -- Telecommunications Fund
     each series portfolio of Company as a     only
     new series portfolio of an existing
     Delaware statutory trust
7.   Considering other matters                 All Funds



     More detailed information about each proposal and AMVESCAP's integration initiative are discussed below and throughout this Proxy Statement/Prospectus.


     AIM Fund is one of 99 portfolios advised by AIM and each of INVESCO Fund and Buying Fund is one of 13 portfolios advised by INVESCO. The Proposals you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Family of Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Family of Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology.


     - Rationalizing and streamlining of the various funds within the AIM Family of Funds and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within both the AIM Family of Funds and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganizations are two of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganizations will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. PROPOSAL 1, WHICH IS APPLICABLE TO SHAREHOLDERS OF THE AIM FUND AND INVESCO FUND, RELATES TO THIS COMPONENT OF AMVESCAP'S INTEGRATION INITIATIVE.


     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Family of Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Family of Funds. To implement this component, each INVESCO Fund, including Buying Fund, is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Family of Funds and the INVESCO Family of Funds. PROPOSALS 4 AND 5, WHICH ARE APPLICABLE ONLY TO SHAREHOLDERS OF THE INVESCO FUND, RELATE TO THIS COMPONENT OF AMVESCAP'S INTEGRATION INITIATIVE.



     - Simplifying the organizational structure of the AIM Family of Funds and the INVESCO Family of Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of funds within the AIM Family of Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing funds within the AIM Family of Funds that are organized as Delaware statutory trusts. PROPOSAL 6, WHICH IS APPLICABLE ONLY TO SHAREHOLDERS OF THE INVESCO FUND, RELATES TO THIS COMPONENT OF AMVESCAP'S INTEGRATION INITIATIVE.



     In considering the integration initiative proposed by AMVESCAP, the directors of the INVESCO Family of Funds and the directors/trustees of the AIM Family of Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Family of Funds and the INVESCO Family of Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Family of Funds and the INVESCO Family of Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. PROPOSAL 2, WHICH IS APPLICABLE ONLY TO SHAREHOLDERS OF THE AIM FUND, RELATES TO THE ELECTION OF TRUSTEES OF THE AIM TRUST. PROPOSAL 3, WHICH IS APPLICABLE ONLY TO SHAREHOLDERS OF THE INVESCO FUND, RELATES TO THE ELECTION OF DIRECTORS OF COMPANY.



     YOU ARE BEING ASKED TO APPROVE PROPOSALS 2 THROUGH 6, AS APPLICABLE, SO THAT, IN THE EVENT THAT PROPOSAL 1 IS NOT APPROVED FOR YOUR FUND, YOUR FUND WILL STILL BE ABLE TO TAKE ADVANTAGE OF THESE OTHER BENEFITS OF AMVESCAP'S INTEGRATION INITIATIVE. IF PROPOSAL 1 IS APPROVED WITH RESPECT TO THE REORGANIZATION OF INVESCO FUND, BUT PROPOSAL 6 IS NOT APPROVED, INVESCO FUND WILL BE COMBINED WITH BUYING FUND BUT WILL NOT BE REDOMESTICATED AS A NEW SERIES PORTFOLIO OF A DELAWARE STATUTORY TRUST. WE WILL BE UNABLE TO DETERMINE WHETHER A PARTICULAR PROPOSAL OTHER THAN PROPOSAL 1, IF APPROVED, SHOULD GO FORWARD UNTIL WE HAVE DETERMINED WHETHER PROPOSAL 1 HAS BEEN APPROVED. THEREFORE, EVEN IF YOU VOTE IN FAVOR OF PROPOSAL 1, IT IS STILL IMPORTANT THAT YOU VOTE ON EACH REMAINING PROPOSAL. FOR INFORMATION ABOUT THE SPECIAL MEETING AND VOTING ON PROPOSALS 1 THROUGH 6, SEE "INFORMATION ABOUT THE SPECIAL MEETING AND VOTING." FOR A DESCRIPTION OF THE VOTE NECESSARY TO APPROVE EACH OF PROPOSALS 1 THROUGH 6, SEE "INFORMATION ABOUT THE SPECIAL MEETING AND VOTING -- VOTE NECESSARY TO APPROVE EACH PROPOSAL."


                                 PROPOSAL 1 --

                           APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 1?

     Proposal 1 applies to the shareholders of INVESCO Fund and AIM Fund.

                                    SUMMARY

     The Board of Trustees of the AIM Trust, including the independent trustees, has determined that the Reorganization of AIM Fund is in the best interests of AIM Fund and that the interests of the shareholders of

AIM Fund will not be diluted as a result of the Reorganization. Similarly, the Board of Directors, including the independent directors, has determined that the Reorganization of INVESCO Fund is advisable and in the best interests of INVESCO Fund and that the interests of the shareholders of INVESCO Fund will not be diluted as a result of the Reorganization. Both Boards believe that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. Both Boards also believe that a larger combined fund should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors considered by the Board of Trustees and the Board of Directors, respectively, in approving the Agreements, see "Additional Information About the Agreements -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATIONS


     The Reorganization of your Fund will result in the combination of your Fund with Buying Fund. AIM Fund is a series of the AIM Trust, which is a Delaware statutory trust. INVESCO Fund and Buying Fund are each a series of Company, a Maryland corporation. The Board of Directors of Company is also soliciting the proxies of the shareholders of Company's series portfolios to vote on an agreement and plan of reorganization to redomesticate Company as a Delaware statutory trust in order to provide Company with greater flexibility in conducting its business operations. If approved by Company's shareholders, the consummation of the redomestication of Company as a Delaware statutory trust will occur after the consummation of the Reorganization of INVESCO Fund.



     If shareholders of your Fund approve the Agreement for your Fund and other closing conditions are satisfied, then:



          1. all of the assets of your Fund will be transferred to Buying Fund;



          2. Buying Fund will assume the liabilities of your Fund; and



          3. Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund (as shown on Exhibit A, attached to this Proxy Statement/Prospectus).



     For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."


     The shares of Buying Fund issued in the Reorganization of your Fund will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement for your Fund is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreements."

     The AIM Trust and Company will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that each Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization. See "Additional Information About the Agreements -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganizations.

     The consummation of any one Reorganization is not conditioned upon the consummation of the other Reorganization.

COMPARISON FEE TABLES AND EXPENSE EXAMPLES



FEE TABLE



     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Series I and Series II shares of AIM V.I. New Technology Fund and INVESCO
VIF -- Telecommunications Fund (each, a "Selling Fund") and INVESCO
VIF -- Technology Fund ("Buying Fund"). This table assumes that the Agreement and Plan of Reorganization between AIM V.I. New Technology Fund and INVESCO
VIF -- Technology Fund and the Agreement and Plan of Reorganization between INVESCO VIF -- Telecommunications Fund and INVESCO VIF -- Technology Fund are both approved. Series II shares of INVESCO VIF -- Telecommunications Fund and Buying Fund were not available as of December 31, 2002 and will not be offered for sale prior to the reorganization of INVESCO VIF -- Telecommunications Fund into Buying Fund. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of each Selling Fund into Buying Fund are also provided. The table does not reflect fees associated when a separate account invests in the Funds or any costs associated with ownership of a variable annuity or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.


                                   AIM V.I. NEW             INVESCO VIF --                 INVESCO VIF --
                                  TECHNOLOGY FUND         TELECOMMUNICATIONS              TECHNOLOGY FUND
                                 (AS OF 12/31/03)        FUND (AS OF 12/31/03)            (AS OF 12/31/03)
                               ---------------------    -----------------------       ------------------------
                               SERIES I    SERIES II    SERIES I      SERIES II       SERIES I       SERIES II
                                SHARES      SHARES       SHARES       SHARES(1)        SHARES        SHARES(1)
                               --------    ---------    --------      ---------       --------       ---------
SHAREHOLDER TRANSACTION
 EXPENSES
 Maximum Sales Charge (Load)
   Imposed on Purchase (as a
   percentage of offering
   price)....................     N/A          N/A         N/A            N/A            N/A             N/A
 Maximum Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)...............     N/A          N/A         N/A            N/A            N/A             N/A
ANNUAL FUND OPERATING
 EXPENSES(2)
 (expenses that are deducted
   from fund assets)
   Management fees...........    1.00%        1.00%       0.75%          0.75%          0.75%           0.75%
 Distribution and/or Service
   (12b-1) Fees..............    None         0.25%       None           0.25%          None            0.25%
 Other Expenses..............    0.94%        0.94%       0.69%(3)       0.69%(3)(4)    0.38%(3)        0.38%(3)(4)
 Total Annual Fund Operating
   Expenses..................    1.94%        2.19%       1.44%          1.69%          1.13%           1.38%
 Fee Waiver..................    0.64%(5)     0.74%(6)    0.14%(7)(8)    0.24%(8)(9)      --(8)           --(8)
 Net Expenses................    1.30%        1.45%       1.30%          1.45%          1.13%           1.38%

                                   INVESCO VIF --
                                   TECHNOLOGY FUND
                                 PRO FORMA ESTIMATED
                               -----------------------
                               SERIES I      SERIES II
                                SHARES       SHARES(1)
                               --------      ---------
SHAREHOLDER TRANSACTION
 EXPENSES
 Maximum Sales Charge (Load)
   Imposed on Purchase (as a
   percentage of offering
   price)....................     N/A            N/A
 Maximum Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)...............     N/A            N/A
ANNUAL FUND OPERATING
 EXPENSES(2)
 (expenses that are deducted
   from fund assets)
   Management fees...........    0.75%          0.75%
 Distribution and/or Service
   (12b-1) Fees..............    None           0.25%
 Other Expenses..............    0.41%(3)       0.41%(3)(4)
 Total Annual Fund Operating
   Expenses..................    1.16%          1.41%
 Fee Waiver..................      --(8)          --(8)
 Net Expenses................    1.16%          1.40%


---------------


"N/A" in the table above means "not applicable."



(1) As of December 31, 2003, Buying Fund offered only one series of shares, which are referred to in this Proxy Statement/Prospectus as Series I shares. The figures for Series II shares reflect Buying Fund's December 31, 2003 amounts, plus a 12b-1 fee of 0.25%.



(2) Figures shown in the table are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(3) INVESCO Selling Fund and Buying Fund have each adopted new forms of administrative services and transfer agency agreements which will be effective May 1, 2004. These new forms of agreements are the same as those currently in place for AIM Selling Fund. As a result, INVESCO Selling Fund's and Buying Fund's Other Expenses have been restated to reflect the changes in fees in INVESCO Selling Fund's and Buying Fund's new agreements. Had INVESCO Selling Fund and Buying Fund not adopted these new forms of administrative services and transfer agency agreements, Other Expenses would have been 0.57% for Series I Shares of INVESCO Selling Fund, 0.57% for Series II Shares of INVESCO

Selling Fund, 0.35% for Series I Shares of Buying Fund, 0.35% for Series II Shares of Buying Fund, 0.39% for Series I Shares of Buying Fund, Pro Forma Combined and 0.39% for Series II Shares of Buying Fund, Pro Forma Combined.
     Because INVESCO Selling Fund's and Buying Fund's board of directors has already approved the adoption of these new forms of agreements to go effective May 1, 2004, your vote on the items described in this Proxy Statement/Prospectus will have no impact on these changes.



(4) Other Expenses for Series II shares are based on estimated average net assets for the current fiscal year.



(5) The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2004.



(6) The Fund's advisor and/or distributor have contractually agreed to waive fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's and distributor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap; (i) interest; (ii) taxes; ((iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2004.



(7) The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap; (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expense related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2005.

(8) Effective June 1, 2002, and ending immediately prior to the consummation of the merger between INVESCO Selling Fund and Buying Fund which is expected to be on April 30, 2004, Buying Fund's advisor is entitled to receive reimbursement from Buying Fund for fees and expenses paid for by Buying Fund's advisor pursuant to expense limitation commitments between Buying Fund's advisor and Buying Fund if such reimbursement does not cause Buying Fund to exceed its then-current expense limitations and the reimbursement is made within three years after Buying Fund's advisor incurred the expense.



(9) The Fund's advisor and/or distributor have contractually agreed to waive fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's and distributor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2005.



In the event that the Agreement and Plan of Reorganization between INVESCO
VIF -- Telecommunications Fund and INVESCO VIF -- Technology Fund is not approved, this table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Series I and Series II shares of AIM V.I. New Technology Fund and ("AIM Selling Fund") and INVESCO VIF -- Technology Fund ("Buying Fund"). Series II shares of Buying Fund were not available as of December 31, 2002 and will not be offered for sale prior to the reorganization of AIM Selling Fund into Buying Fund. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of AIM Selling Fund into Buying Fund are also provided. The table does not reflect fees associated when a separate account invests in the Funds or any costs associated with ownership of a variable annuity or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.



                                                     AIM V.I. NEW               INVESCO VIF --                INVESCO VIF --
                                                    TECHNOLOGY FUND            TECHNOLOGY FUND             TECHNOLOGY PRO FORMA
                                                    AS OF 12/31/03              AS OF 12/31/03                  ESTIMATED
                                                 ---------------------     ------------------------      ------------------------
                                                 SERIES I    SERIES II     SERIES I      SERIES II       SERIES I      SERIES II
                                                  SHARES      SHARES        SHARES       SHARES(1)        SHARES       SHARES(1)
                                                 --------    ---------     --------     -----------      --------     -----------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales load imposed on purchase of
    shares (as a percentage of offering
    price).....................................     N/A          N/A          N/A            N/A            N/A           N/A
  Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, as applicable)...................     N/A          N/A          N/A            N/A            N/A           N/A
ANNUAL FUND OPERATING EXPENSES(2)
  (expenses that are deducted from fund assets)
  Management fees..............................    1.00%        1.00%        0.75%          0.75%          0.75%         0.75%
  Distribution and/or Service (12b-1) Fees.....      --         0.25%        0.00%          0.25%          0.00%         0.25%
  Other expenses...............................    0.94%        0.94%        0.38%(3)       0.38%(3)(4)    0.41%(3)      0.41%(3)(4)
  Total Annual Fund Operating Expenses.........    1.94%        2.19%        1.13%          1.38%          1.16%         1.41%
  Fee waiver...................................    0.64%(5)     0.74%(6)       --             --             --            --
  Net expenses.................................    1.30%        1.45%        1.13%          1.38%          1.16%         1.41%

---------------


"N/A" in the table above means "not applicable."



(1) As of December 31, 2003, Buying Fund offered only one series of shares, which are referred to in this Proxy Statement/Prospectus document as Series I shares. The figures for Series II shares reflect Buying Fund's December 31, 2003 amounts, plus a 12b-1 fee of 0.25%.



(2) Figures shown in the table are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(3) Buying Fund has each adopted new forms of administrative services and transfer agency agreements which will be effective May 1, 2004. These new forms of agreements are the same as those currently in place for AIM Selling Fund. As a result, Buying Fund's Other Expenses have been restated to reflect the changes in fees in Buying Fund's new agreements. Had Buying Fund not adopted these new forms of administrative services and transfer agency agreements, Other Expenses would have been 0.35% for Series I Shares of Buying Fund, 0.35% for Series II Shares of Buying Fund, 0.38% for Series I Shares of Buying Fund, Pro Forma Combined and 0.38% for Series II Shares of Buying Fund, Pro Forma Combined. Because Buying Fund's board of directors has already approved the adoption of these new forms of agreements to go effective May 1, 2004, your vote on the items described in this Proxy Statement/Prospectus will have no impact on these changes.



(4) Other Expenses for Series II shares are based on estimated average net assets for the current fiscal year.



(5) The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2004.



(6) The Fund's advisor and/or distributor have contractually agreed to waive fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's and distributor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap; (i) interest; (ii) taxes; ((iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2004.



In the event that the Agreement and Plan of Reorganization between AIM V.I. New Technology Fund and INVESCO VIF -- Technology Fund is not approved, this table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Series I and Series II shares of INVESCO VIF -- Telecommunications Fund and ("INVESCO Selling Fund") and INVESCO

VIF -- Technology Fund ("Buying Fund"). Series II shares of Buying Fund were not available as of December 31, 2002 and will not be offered for sale prior to the reorganization of INVESCO Selling Fund into Buying Fund. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of INVESCO Selling Fund into Buying Fund are also provided. The table does not reflect fees associated when a separate account invests in the Funds or any costs associated with ownership of a variable annuity or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.



                                               INVESCO VIF --                  INVESCO VIF --                  INVESCO VIF
                                          TELECOMMUNICATIONS FUND             TECHNOLOGY FUND              TECHNOLOGY PRO FORMA
                                               AS OF 12/31/03                  AS OF 12/31/03                   ESTIMATED
                                         --------------------------       ------------------------       ------------------------
                                         SERIES I        SERIES II        SERIES I      SERIES II        SERIES I      SERIES II
                                          SHARES         SHARES(1)         SHARES       SHARES(1)         SHARES       SHARES(1)
                                         --------       -----------       --------     -----------       --------     -----------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchase
   of shares (as a percentage of
   offering price).....................     N/A              N/A             N/A            N/A             N/A           N/A
 Deferred Sales Load (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable).........................     N/A              N/A             N/A            N/A             N/A           N/A
ANNUAL FUND OPERATING EXPENSES(2)
 (expenses that are deducted from fund
 assets)
 Management fees.......................    0.75%            0.75%           0.75%          0.75%           0.75%         0.75%
 Distribution and/or Service (12b-1)
   Fees................................    None             0.25%           None           0.25%           0.00%         0.25%
 Other expenses........................    0.69%(3)         0.69%(3)(4)     0.38%(3)       0.38%(3)(4)     0.39%(3)      0.39%(3)(4)
 Total Annual Fund Operating
   Expenses............................    1.44%            1.69%           1.13%          1.38%           1.14%         1.39%
 Fee waiver............................    0.14%(5)(6)      0.24%(6)(7)       --(6)          --(6)           --(6)         --(6)
 Net expenses..........................    1.30%            1.45%           1.13%          1.38%           1.14%         1.39%


---------------


"N/A" in the table above means "not applicable."



(1) As of December 31, 2003, Buying Fund offered only one series of shares, which are referred to in this Proxy Statement/Prospectus as Series I shares. The figures for Series II shares reflect Buying Fund's December 31, 2003 amounts, plus a 12b-1 fee of 0.25%.



(2) Figures shown in the table are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(3) INVESCO Selling Fund and Buying Fund have each adopted new forms of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, INVESCO Selling Fund's and Buying Fund's Other Expenses have been restated to reflect the changes in fees in INVESCO Selling Fund's and Buying Fund's new agreements. Had INVESCO Selling Fund and Buying Fund not adopted these new forms of administrative services and transfer agency agreements, Other Expenses would have been 0.57% for Series I Shares of INVESCO Selling Fund, 0.57% for Series II Shares of INVESCO Selling Fund, 0.35% for Series I Shares of Buying Fund, 0.35% for Series II Shares of Buying Fund, 0.39% for Series I Shares of Buying Fund, Pro Forma Combined and 0.39% for Series II Shares of Buying Fund, Pro Forma Combined. Because INVESCO Selling Fund's and Buying Fund's board of directors has already approved the adoption of these new forms of agreements to go effective May 1, 2004, your vote on the items described in this Proxy Statement/Prospectus will have no impact on these changes.



(4) Other Expenses for Series II shares are based on estimated average net assets for the current fiscal year.



(5) The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap; (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expense related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2005.



(6) Effective June 1, 2002, and ending immediately prior to the consummation of the merger between Selling Fund and Buying Fund which is expected to be on April 30, 2004, the Selling Fund's advisor is entitled to reimbursement from the Selling Fund for fees and expenses paid for by the Selling Fund's advisor pursuant to expense limitation commitments between the Selling Fund's advisor and Selling Fund if such reimbursement does not cause the Selling Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Selling Fund's advisor incurred the expense.



(7) The Fund's advisor and/or distributor have contractually agreed to waive fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's and distributor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees (though the expenses of the reorganization currently under consideration are being paid by the Fund's advisor); and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2005.



EXPENSE EXAMPLE



     This Example is intended to help you compare the costs of investing in different classes of each Selling Fund and Buying Fund with the cost of investing in other mutual funds. This Example assumes that the Agreement and Plan of Reorganization between AIM V.I. New Technology Fund and INVESCO VIF -- Technology Fund and the Agreement and Plan of Reorganization between INVESCO
VIF -- Telecommunications Fund and INVESCO VIF -- Technology Fund are both approved. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of each Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above. This Example does not reflect fees associated when a separate account invests in the Funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.



     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
AIM V.I. NEW TECHNOLOGY FUND
  Series I............................................  $132   $547    $  988   $2,213
  Series II...........................................  $148   $614    $1,107   $2,466
INVESCO VIF -- TELECOMMUNICATIONS FUND
  Series I............................................  $132   $442    $  774   $1,712
  Series II...........................................  $148   $509    $  895   $1,978
BUYING FUND
  Series I............................................  $115   $359    $  622   $1,375
  Series II...........................................  $141   $437    $  755   $1,657]
BUYING FUND -- PRO FORMA COMBINED
  Series I............................................  $118   $368    $  638   $1,409
  Series II...........................................  $144   $446    $  771   $1,691



     In the event that the Agreement and Plan of Reorganization between INVESCO VIF Telecommunications Fund and INVESCO VIF -- Technology Fund is not approved, this Example is intended to help you compare the costs of investing in different classes of AIM Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of AIM Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above. This Example does not reflect fees associated when a separate account invests in the Funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.



     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
AIM V.I. NEW TECHNOLOGY FUND
  Series I............................................  $132   $547    $  988   $2,213
  Series II...........................................  $148   $614    $1,107   $2,466
INVESCO VIF -- TECHNOLOGY FUND
  Series I............................................  $115   $359    $  622   $1,375
  Series II...........................................  $141   $437    $  755   $1,657
INVESCO VIF -- TECHNOLOGY FUND -- PRO FORMA COMBINED
  Series I............................................  $118   $368    $  638   $1,409
  Series II...........................................  $144   $446    $  771   $1,691



     In the event that the Agreement and Plan of Reorganization between AIM V.I. New Technology Fund and INVESCO VIF -- Technology Fund is not approved, this Example is intended to help you compare the costs of investing in different classes of INVESCO Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of INVESCO Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above. This Example does not reflect fees associated when a separate account invests in the Funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the Funds are investment options, and if it did, expenses would be higher.



     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                         ONE    THREE   FIVE     TEN
                                                         YEAR   YEARS   YEARS   YEARS
                                                         ----   -----   -----   ------
INVESCO VIF -- TELECOMMUNICATIONS FUND
  Series I.............................................  $132   $442    $774    $1,712
  Series II............................................  $148   $509    $895    $1,978
INVESCO VIF -- TECHNOLOGY FUND
  Series I.............................................  $115   $359    $622    $1,375
  Series II............................................  $141   $437    $755    $1,657
INVESCO VIF -- TECHNOLOGY FUND -- PRO FORMA COMBINED
  Series I.............................................  $116   $362    $628    $1,386
  Series II............................................  $142   $440    $761    $1,669



     THE ABOVE EXAMPLES ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THESE EXAMPLES OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT A SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.



     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.



COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND



     For more information regarding the total return of your Fund, see the "Financial Highlights" section of each Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/ Prospectus under the heading "Certain Civil Proceedings and Lawsuits." For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

AIM V.I. NEW TECHNOLOGY FUND



     The bar chart and table shown below provide an indication of the risks of investing in your Fund. Your Fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown does not reflect charges at the separate account level; if they did, the performance shown would be lower.


                                  (BAR CHART)


1994........................................................    7.15
1995........................................................   23.66
1996........................................................   19.34
1997........................................................   14.56
1998........................................................   22.11
1999........................................................  106.52
2000........................................................  -36.29
2001........................................................  -47.47
2002........................................................  -45.13
2003........................................................   52.38



     During the periods shown in the bar chart, the highest quarterly return was 63.10% (quarter ended December 31, 1999) and the lowest quarterly return was -50.03% (quarter ended March 31, 2001).



                                             1 YEAR   5 YEARS     10 YEARS   INCEPTION DATE
                                             ------   -------     --------   --------------
AIM V.I. New Technology Series I(1)........  52.38%   (10.39)%      2.49%      10/18/1993
AIM V.I. New Technology Series II(1).......  51.95%   (10.59)%      2.25%      10/18/1993
Standard & Poor's 500 Index(2).............  28.67%    (0.57)%     11.06%      10/31/1993
Pacific Stock Exchange Technology
  Index(3).................................  52.14%     9.19%      19.96%      10/31/1993
Lipper Science & Technology Fund
  Index(4).................................  51.31%    (2.89)%      9.26%      10/31/1993


---------------


(1) For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000, performance shown above relates to the fund before changing its investment strategy to include securities of companies in the technology industry. Also, for the periods prior to May 1, 2001, the performance shown above relates to the fund before changing its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.



(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the PSE Technology Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer-group.



(3) The Pacific Stock Exchange Technology Index is a price-weighted index of the top 100 technology stocks listed on the Pacific Stock Exchange.



(4) The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

INVESCO VIF -- TELECOMMUNICATIONS FUND



     The bar chart and table shown below provide an indication of the risks of investing in your Fund. Your Fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown does not reflect charges at the separate account level; if they did, the performance shown would be lower.


                                  (BAR CHART)

2000........................................................  -26.17%
2001........................................................  -54.01%
2002........................................................  -50.81%
2003........................................................   34.31%


     During the periods shown in the bar chart, the highest quarterly return was 25.71% (quarter ended March 31, 2000) and the lowest quarterly return was -42.32% (quarter ended September 30, 2001).



                                                            SINCE
                                                 1 YEAR   INCEPTION       INCEPTION DATE
                                                 ------   ---------       --------------
INVESCO VIF -- Telecommunications Fund(1)......  34.31%   (20.78)%(2)       9/20/1999
Standard & Poor's 500 Index(3).................  28.67%    (1.88)%(2)       9/30/1999
Lipper Telecommunications Fund Index...........  36.63%   (12.25)%(2)       9/30/1999


---------------


(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



(2) The Fund commenced investment operations on September 21, 1999. Index comparisons began on September 30, 1999.



(3) The Standard & Poor's 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

INVESCO VIF -- TECHNOLOGY FUND



     The bar chart and table shown below provide an indication of the risks of investing in Buying Fund. Buying Fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown does not reflect charges at the separate account level; if they did, the performance shown would be lower.


                                  (BAR CHART)


1998........................................................   25.69%
1999........................................................  159.93%
2000........................................................  -23.42%
2001........................................................  -45.82%
2002........................................................  -46.84%
2003........................................................   45.29%



     During the periods shown in the bar chart, the highest quarterly return was 66.65% (quarter ended December 31, 1999) and the lowest quarterly return was -42.18% (quarter ended September 30, 2001).



                                                                  SINCE
                                             1 YEAR   5 YEAR    INCEPTION   INCEPTION DATE
                                             ------   -------   ---------   --------------
INVESCO VIF -- Technology Fund(1)..........  45.29%   (3.67)%     2.76%       5/20/1997
Standard & Poor's 500 Index................  28.67%   (0.57)%     5.73%       5/31/1997
Merrill Lynch 100 Technology Index.........  68.84%   (0.22)%       N/A       5/31/1997
Lipper Science & Technology Fund Index.....  51.31%   (2.89)%     4.00%       5/31/1997


---------------


(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.



(2) The Fund commenced investment operations on May 21, 1997. Index comparisons begin on May 31, 1997.



(3) The Standard & Poor's 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES


     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization of your Fund is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund. The chart below shows the similarities and differences in your Fund's and Buying Fund's investment objectives and strategies.


     The investment objectives or goals of Buying Fund and INVESCO Fund are classified as fundamental, which means that the Board of Directors cannot change them without shareholder approval. The investment objective of AIM Fund is not classified as fundamental, which means that the Board of Trustees can change it without shareholder approval.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund may have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

                                       21.1

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of each Fund, including your Fund, and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the applicable Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

            AIM V.I.                    INVESCO VIF --                 INVESCO VIF --
      NEW TECHNOLOGY FUND          TELECOMMUNICATIONS FUND      TECHNOLOGY FUND (BUYING FUND)
      -------------------          -----------------------      -----------------------------
  - long-term growth of          - capital growth               - capital growth
    capital
  - invests at least 80% of      - invests at least 80% of      - invests at least 80% of its
    its net assets, plus the       its net assets in the          net assets in the equity
    amount of any borrowings       equity securities and          securities and
    for investment purposes,       equity-related instruments     equity-related instruments
    in securities of               of companies engaged in        of companies engaged in
    technology and science         the design, development,       technology-related
    companies that the             manufacture, distribution,     industries
    portfolio managers believe     or sale of communications
    are likely to benefit from     services and equipment and
    new or innovative              companies that are
    products, services or          involved in supplying
    processes. Fund will           equipment or services to
    invest primarily in            such companies
    marketable equity
    securities, including
    convertible securities,
    but its investments may
    include synthetic
    instruments such as
    warrants, futures,
    options, exchange-traded
    funds and American
    Depositary Receipts
  - technology and science       - telecommunications sector    - technology related
    companies include those        includes, but is not           industries include, but are
    that develop, manufacture,     limited to, companies that     not limited to, various
    or sell computer and           offer telephone service,       applied technologies,
    electronic components and      wireless communications,       hardware, software,
    equipment, software,           satellite communications,      semiconductors,
    semiconductors, Internet       television and movie           telecommunications
    technology, communications     programming, broadcasting,     equipment and services, and
    services and equipment,        and Internet access            service-related companies
    mobile communications,                                        in information technology
    broadcasting, healthcare
    and medical technology,
    and biotechnology and
    medical devices

            AIM V.I.                    INVESCO VIF --                 INVESCO VIF --
      NEW TECHNOLOGY FUND          TELECOMMUNICATIONS FUND      TECHNOLOGY FUND (BUYING FUND)
      -------------------          -----------------------      -----------------------------
  - looks for several of the     - utilizes research-oriented   - utilizes research-oriented
    following characteristics:     "bottom up" investment         "bottom up" investment
    above-average per share        approach focusing on           approach focusing on
    earnings growth; high          company fundamentals and       company fundamentals and
    return on invested             growth prospects               growth prospects
    capital; a healthy balance
    sheet; sound financial and
    accounting policies and
    overall financial
    strength; strong
    competitive advantages;
    effective research;
    product development and
    marketing; development of
    new technologies,
    efficient service; pricing
    flexibility; strong
    management; and general
    operating characteristics
    that will enable the
    companies to compete
    successfully in their
    respective markets
  - invests without regard to    - emphasizes strongly          - core portion of the
    market capitalization;         managed market leaders,        portfolio is invested in
    however, Fund expects to       with a lesser weighting on     market-leading technology
    invest a significant           smaller, faster growing        companies among various
    portion of its assets in       companies that offer new       sub-sectors in the
    securities of small cap        products or services           technology universe that
    companies                      and/or are increasing          will maintain or improve
                                   their market share             their market share
                                                                  regardless of overall
                                                                  economic conditions
                                 - selects stocks based on      - remainder of Buying Fund's
                                   projected total return for     portfolio consists of
                                   individual companies,          faster- growing, more
                                   while also analyzing           volatile technology
                                   country specific factors       companies believed to be
                                   that might affect stock        emerging leaders in their
                                   performance or influence       fields
                                   stock valuation
  - may invest up to 25% of      - normally, will invest        - may invest up to 25% of its
    its total assets in            primarily in companies         assets in securities of
    foreign securities             located in at least three      non-U.S. issuers
                                   different countries,           (securities of Canadian
                                   although U.S. issuers will     issuers and American
                                   dominate the portfolio         Depositary Receipts are not
                                                                  subject to this 25%
                                                                  limitation)

            AIM V.I.                    INVESCO VIF --                 INVESCO VIF --
      NEW TECHNOLOGY FUND          TELECOMMUNICATIONS FUND      TECHNOLOGY FUND (BUYING FUND)
      -------------------          -----------------------      -----------------------------
                                 - may invest more than 25%
                                   of its assets in
                                   securities of non-U.S.
                                   issuers (securities of
                                   Canadian issuers and
                                   American Depositary
                                   Receipts are not subject
                                   to this limitation)
                                   FUNDAMENTAL RESTRICTIONS
  - will not concentrate         - will concentrate; Fund       - will concentrate; Buying
                                   will invest 25% or more of     Fund will invest 25% or
                                   its assets in one or more      more of its assets in one
                                   telecommunications-related     or more technology-related
                                   industries                     industries

COMPARISON OF PRINCIPAL SERVICE PROVIDERS


     A comparison of principal service providers can be found at Exhibit B.


COMPARISON OF MULTIPLE CLASS STRUCTURES


     A comparison of the share class(es) of your Fund that are available to investors and the corresponding share class(es) of Buying Fund that shareholders of your Fund will receive in the Reorganization of your Fund can be found as Exhibit A. Series II shares of INVESCO Fund and Buying Fund are not currently available and will not be offered for sale prior to the Reorganizations. A registration statement registering the Series II shares of INVESCO Fund and Buying Fund is expected to be filed with the SEC on or about February 13, 2004 and will become effective prior to the Reorganizations. For information regarding the features of each of the share classes of AIM Fund, INVESCO Fund and Buying Fund, see the applicable Selling Fund Prospectus and the Buying Fund Prospectus, respectively.


COMPARISON OF SALES CHARGES


     No sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization of your Fund. In addition, no sales charges are applicable to Series I shares of either INVESCO Fund or Buying Fund or to the Series II shares of AIM Fund. (No sales charges will be applicable to Series II shares of Buying Fund.) There may be, however, sales and additional other expenses, such as insurance charges and surrender charges, associated with your variable annuity or variable life contract that uses the Buying Fund, and/or the Selling Funds, as an underlying investment vehicle.


COMPARISON OF DISTRIBUTION AND PURCHASE AND REDEMPTION PROCEDURES

     Shares of AIM Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. Shares of INVESCO Fund and Buying Fund are distributed by INVESCO Distributors, Inc., a registered broker-dealer and indirect wholly owned subsidiary of AMVESCAP. If Proposal 6 is not approved, AIM Distributors will replace INVESCO Distributors, Inc. as distributor of INVESCO Fund and Buying Fund effective April 30, 2004.


     AIM Fund has adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of its Series II shares. AIM Fund has engaged AIM Distributors to provide such services either directly or through third parties. The Fee Tables on page 3 include comparative information about the distribution and service fees payable by the Series II shares of INVESCO Fund and Buying Fund. The Series II shares of INVESCO Fund and Buying Fund will have the same distribution and/or service (Rule 12b-1) fees as the Series II shares of AIM Fund.

     The purchase and redemption procedures of AIM Fund and INVESCO Fund and Buying Fund are substantially the same. For information regarding the purchase and redemption procedures of AIM Fund, INVESCO Fund and Buying Fund, see the applicable Selling Fund Prospectus and the Buying Fund Prospectus.

THE BOARDS' RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent directors or trustees, as applicable, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

  SECTOR RISK

     As a sector fund, Buying Fund's portfolio is concentrated in a comparatively narrow segment of the economy. This means Buying Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, Buying Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in Buying Fund tends to go up and down more rapidly.

     Buying Fund invests in companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.


  RISK OF GROWTH INVESTING



     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.


  MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of Buying Fund's investments. Certain stocks selected for Buying Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size companies or large companies.

  FOREIGN SECURITIES RISKS

     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Buying Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of Buying Fund's investment in a security valued in the foreign currency, or based on that currency value.

     Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.


     As implementation of the euro continues, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.


  LIQUIDITY RISK


     Buying Fund's portfolio is liquid if Buying Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity. The principal risk of investing in illiquid securities is that Buying Fund may be unable to dispose of them at the time desired or at a reasonable price.


  DERIVATIVES RISK

     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives in that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     Options and futures are common types of derivatives that Buying Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of Buying Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

  COUNTERPARTY RISK


     This is a risk associated primarily with repurchase agreements and certain derivatives transactions. (Generally, repurchase agreements are agreements under which a fund acquires ownership of a security from an entity such as a bank that agrees to repurchase the security at a mutually agreed upon price and time.) The risk is that the other party in the transaction, the entity from whom the security is initially purchased, will not fulfill its contractual obligation to complete the transaction with Buying Fund.


  LACK OF TIMELY INFORMATION RISK

     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

  PORTFOLIO TURNOVER RISK


     Buying Fund's investments may be bought and sold relatively frequently. A high turnover rate may lower Buying Fund's performance because it results in higher brokerage commissions.


  GENERAL RISKS

     Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

     No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

     Possible Loss of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and Buying Fund will not reimburse you for any of these losses.

     Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of Buying Fund's underlying investments and changes in the equity markets as a whole.

     Not a Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. Buying Fund is designed to be only a part of your personal investment plan.


POTENTIAL CONFLICTS



     Although it is unlikely, there potentially may be differing interests involving Buying Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board of Directors of Buyer will monitor events for any potential conflicts. In the event that the Board of Directors of Buyer determines that a potential conflict exists, the relevant insurance company(ies) will, at their expense and to the extent reasonably practical (as determined by a majority of the disinterested directors of Buyer) take whatever steps are necessary to remedy or eliminate the conflict.


COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND


     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. You can find more detailed descriptions of specific risks associated with your Fund in the applicable Selling Fund Prospectus.



     INVESCO VIF -- Telecommunications Fund is subject to the same principal risks as Buying Fund. Although AIM V.I. New Technology Fund generally is subject to the same principal risks as Buying Fund, there are certain risks that differ between AIM V.I. New Technology Fund and Buying Fund:



     - AIM V.I. New Technology Fund will not concentrate in a particular industry. Buying Fund may concentrate in a particular industry sector.



     - Buying Fund, as a sector fund, is concentrated in a comparatively narrow segment of the economy. This means Buying Fund's investment concentration in a sector is higher than most mutual funds, and the broad securities markets. Consequently, Buying Funds tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in Buying Fund tend to go up and down more rapidly.



     - AIM V.I. New Technology Fund has the ability to invest a significant portion of its assets in companies with small capitalization, whereas Buying Fund may invest in companies of all sizes of capitalization. The prices of securities of smaller capitalization companies may go up and down more than the prices of larger, more established companies. In addition, securities of smaller capitalization companies may not be traded as often as securities of larger capitalization companies, and it may be more difficult to sell securities of smaller capitalization companies at a desired price.

     - AIM V.I. New Technology Fund may invest to a greater extent in debt securities and synthetic securities. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease.



     - AIM V.I. New Technology Fund may participate in the IPO market in some market cycles, while Buying Fund generally will not purchase IPOs as part of its principal investment strategy and therefore is generally not subjected to the risk of IPO."


                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES


     Shares of Buying Fund are redeemable at their net asset value by the shareholder or by Company in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Directors. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different class-specific expenses. When issued, share of Buying Fund are fully paid and nonassessable, which means that shareholders of Buying Fund cannot be assessed additional funds to cover any liabilities of Buying Fund. Shares of Buying Fund are freely transferable. Shares of Buying Fund have no preemptive rights (rights of current shareholders to maintain a proportionate share of ownership in Buying Fund by purchasing additional shares of Buying Fund), subscription rights (rights of current shareholders to purchase additional shares of Buying Fund in an amount proportionate to their current holdings) or conversion rights (rights of current shareholders to exchange Buying Fund's shares for another security of Buying Fund at a predetermined conversion rate during a stated conversion period).


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended December 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS


     For more information about Buying Fund's financial performance, see the Financial Highlights of Buying Fund at Exhibit C, which is more current than and should be read in lieu of the "Financial Highlights" section of the Buying Fund Prospectus that is attached to this Proxy Statement/Prospectus as Appendix II. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/ Prospectus under the heading "Certain Civil Proceedings and Lawsuits."



PENDING SHAREHOLDER PROPOSALS FOR BUYING FUND



     As previously discussed, the Board of Directors of Buyer is soliciting the shareholders of Buying Fund to vote on a new investment advisory agreement between AIM and Buying Fund, a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO, for Buying Fund, and an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust.


                  ADDITIONAL INFORMATION ABOUT THE AGREEMENTS

TERMS OF THE REORGANIZATIONS

     The terms and conditions under which the Reorganizations may be consummated are set forth in the Agreement. Significant provisions of the Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Agreements, copies of which are attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATIONS


     The consummation of the Reorganizations (the "Closing") is expected to occur on April 30, 2004, at 8:00 a.m., Eastern Time (the "Effective Time"). The Closing will be based on values calculated as of the close of regular trading on the New York Stock Exchange on April 29, 2004 (the "Valuation Date").



     At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for Buying Fund's account in exchange for Buying Fund's assumption of the liabilities of your Fund. Buyer shall deliver to the shareholders of your Fund a number of shares of the corresponding class of Buying Fund having an aggregate net asset value equal to the value of the net assets of your Fund. Upon delivery of your Fund's assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.



     In order for your Fund to continue to qualify as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising from undistributed investment company taxable income or net capital gain, AIM Trust and Company, as applicable, will declare one or more dividends on or before the Valuation Date. Such dividend will be payable to the shareholders of your Fund.



     Such dividend, together with all previous such dividends, shall have the effect of distributing:



     - all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2003 (for both AIM Fund and INVESCO Fund) and for the short taxable year beginning on January 1, 2004 (for both AIM Fund and INVESCO
       Fund) and ending on the Closing; and



     - all of your Fund's net capital gain recognized in its taxable year ended December 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).


     Buying Fund will proceed with the Reorganization of your Fund if the shareholders of your Fund approve the Agreement for your Fund. The consummation of each Reorganization is not conditioned upon the consummation of the other Reorganization.

     Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Company will redeem the outstanding shares of INVESCO Fund from INVESCO Fund shareholders in accordance with its Charter and the Maryland General Corporation Law.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board of Trustees of the AIM Trust consider the Reorganization of AIM Fund at an in-person meeting of the Board of Trustees held on November 6, 2003, at which preliminary discussions of such Reorganization took place. The Board of Trustees of the AIM Trust determined that the Reorganization of AIM Fund is in the best interests of AIM Fund and will not dilute the interests of AIM Fund's shareholders, and approved the Agreement and related Reorganization, at an in-person meeting of the Board of Trustees of the AIM Trust held on December 9-10, 2003.

     AMVESCAP initially proposed that the Board of Directors consider the Reorganization of INVESCO Fund at an in-person meeting of the Board of Directors held on November 6, 2003, at which preliminary discussions of the Reorganization of INVESCO Fund took place. The Board of Directors determined that the Reorganization of INVESCO Fund is advisable and in the best interests of INVESCO Fund and will not dilute the interests of shareholders of INVESCO Fund, and approved the Agreement and the Reorganization of INVESCO Fund, at an in-person meeting of the Board of Directors held on December 9-10, 2003.

     Over the course of the two Board meetings, your Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided your Board with written materials concerning the structure of the proposed Reorganization of your Fund and the Federal tax consequences of the Reorganization of your Fund.

     In evaluating the Reorganization of your Fund, your Board considered a number of factors, including:


     - The investment objective and principal investment strategies of your Fund and Buying Fund, noting that the objective and strategies of Buying Fund generally were similar to those of your Fund.



     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization, noting that, both before and after contractual expense limitations, the expenses of Buying Fund and the pro forma expenses of Buying Fund were less than those of your Fund as of June 30, 2003.



     - The comparative performance of your Fund and Buying Fund, noting that Buying Fund generally had superior performance to your Fund.



     - The comparative sizes of your Fund and Buying Fund, noting that Buying Fund was larger.



     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund. In that regard, the Board noted that tax issues, including the treatment of capital loss carryforwards, are of less consequence to variable fund shareholders because their shares are held in tax-deferred accounts and they are not taxed on fund distributions.



     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization


     Your Board noted that AMVESCAP or one of its subsidiaries, on behalf of either AIM or INVESCO, will bear the costs and expenses incurred in connection with the Reorganizations.

     Your Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization of your Fund.

     Based on the foregoing and the information presented at the two Board meetings discussed above, the Board of Trustees of the AIM Trust determined that the Reorganization of AIM Fund is advisable and is in the best interests of AIM Fund and will not dilute the interests of shareholders of AIM Fund. The Board of Directors likewise determined that the Reorganization of INVESCO Fund is advisable and is in the best interests of INVESCO Fund and will not dilute the interests of shareholders of INVESCO Fund. Therefore, the Board of Trustees of the AIM Trust recommends the approval of the Agreement for AIM Fund by the shareholders of AIM Fund, and the Board of Directors recommends approval of the Agreement for INVESCO Fund by the shareholders of INVESCO Fund, at the Special Meetings.

     AMVESCAP initially proposed that the Board of Directors consider the Reorganizations, on behalf of Buyer, at an in-person meeting of the Board of Directors held on November 6, 2003, at which preliminary discussion of the Reorganizations took place. The Board of Directors determined that each Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreements and the Reorganizations, at an in-person meeting of the Board of Directors held on December 9-10, 2003.

OTHER TERMS

     If any amendment is made to an Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreements may be amended without shareholder approval by mutual agreement of the parties.

     The AIM Trust and Company have made representations and warranties in the Agreements on behalf of each of their respective Funds that are customary in matters such as the Reorganizations. The obligations of the AIM Trust and Company, as applicable, pursuant to the Agreement for your Fund are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Company's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Agreement for your Fund; and

     - the AIM Trust and Company shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement for your Fund will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Directors and the Board of Trustees may waive without shareholder approval any default by the AIM Trust or Company or any failure by the AIM Trust or Company to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the applicable Agreement for the shareholders of the applicable Fund. Each Agreement may be terminated and the related Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of the applicable Fund do not approve the Agreement or if the Closing does not occur on or before June 30, 2004.

FEDERAL INCOME TAX CONSEQUENCES


     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change.



     The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:



     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders;



     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;



     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;



     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;



     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and



     - Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund in determining its taxable income, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither AIM Trust or Company nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to AIM Trust and Company and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of AIM Trust and Company and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of AIM Trust or Buyer are incorrect in any material respect.



     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.



ACCOUNTING TREATMENT



     For financial statement purposes, the Reorganization will be accounted for as a combination of the funds and not as a purchase of the assets of your Fund at their current fair market values. Accordingly, the book cost of the assets of your Fund will be recorded on the financial statements of the Buying Fund using the same book cost of such assets as has been used by your Fund.


                             RIGHTS OF SHAREHOLDERS

     The following section outlines the rights of shareholders of each Fund and Buying Fund. Because INVESCO Fund and Buying Fund are each an investment portfolio of Company, the shareholders of INVESCO Fund and Buying Fund have identical rights.

GENERAL

     Company is a Maryland corporation. The AIM Trust is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Company are substantially similar to those of the trustees of the AIM Trust.

     There are, however, certain differences between the two forms of organization. The operations of Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of the AIM Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.


     As discussed above under "Summary -- The Reorganizations," if approved by Company's shareholders, Company will be redomesticated as a Delaware statutory trust after the consummation of the Reorganizations. If such redomestication occurs, the discussion below of the liabilities of shareholders of a Maryland corporation will be inapplicable to Company.



LIABILITY OF SHAREHOLDERS



     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.



     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitations of liability extended to shareholders of private for-profit corporations. However, there is a remote possibility that shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations. This might occur if the courts of another state that does not recognize the limited liability granted to shareholders by Delaware law were to apply the laws of such other state to a controversy involving the trust's obligations.



     The Declaration of Trust provides that shareholders of the AIM Trust are not subject to any personal liability for acts or obligations of the AIM Trust. The Declaration of Trust requires that every written agreement, obligation or other undertaking made by the AIM Trust contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder.



     Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the AIM Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the AIM Trust, the possibility of the AIM Trust being unable to meet its obligations is considered remote. Even if a claim were brought against the AIM Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.


ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Company have elected a majority of the directors of Company. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of the AIM Trust have elected a majority of the trustees of the AIM Trust. Such trustees serve for the life of the AIM Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Company may be removed by the affirmative vote of a majority of the holders of a majority of the outstanding shares of Company.

     A trustee of the AIM Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares the AIM Trust.

MEETINGS OF SHAREHOLDERS

     Company is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The Amended and Restated Bylaws of Company provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     The AIM Trust is not required to hold annual meetings of shareholders unless required by the 1940 Act and do not intend to does so. The Amended and Restated Bylaws of the AIM Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of the AIM Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION


     The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law.



     Under Maryland law:



     - a corporation is permitted to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty;



     - indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings; and



     - indemnification of a corporation's directors and officers for other matters is permitted unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.



     The Declaration of Trust provides:



     - that the trustees and officers of the AIM Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee; and



     - for the indemnification of the AIM Trust's trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of the AIM Trust, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.



     Under Delaware law:



     - trustees of a statutory trust are not liable to the trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument; and



     - a statutory trust is permitted to indemnify and hold harmless any trustee or other person against any and all claims and demands.



     Generally speaking, and for practical purposes, the impact of the change from Maryland law to Delaware law on liability of directors/trustees and officers will be minimized because the 1940 Act applies a certain level of liability to the directors/trustees and officers of a mutual fund by prohibiting the governing documents of the Fund from eliminating liability of directors/trustees and officers for willful misfeasance, bad faith, gross negligences or reckless disregard of duty.


DISSOLUTION AND TERMINATION

     Maryland law provides that Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, the AIM Trust or any series or class of shares of beneficial interest in the AIM Trust may be terminated by: (1) a majority shareholder vote of the AIM Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of the AIM Trust or of such terminating series or class, a majority of the trustees pursuant to written notice to the shareholders of the AIM Trust or the affected series or class.


VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of the AIM Trust or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of the AIM Trust or one of its investment portfolios; (v) merger or consolidation of the AIM Trust or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust, and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.


     Generally speaking, and for practical purposes, the impact of the change to Delaware law from Maryland law on shareholder voting rights will be lessened because the 1940 Act requires that shareholders vote on certain fundamental matters.


DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS


     Consistent with Maryland law, Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Company may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors have the power to alter, amend or repeal the bylaws of Company or adopt new bylaws at any time.



     Consistent with Delaware law, the Board of Trustees may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of the AIM Trust, without approval of the majority of the shares of the AIM Trust. The trustees have the power to alter, amend or repeal the bylaws of the AIM Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of June 30, 2003, (i) the capitalization of each class of shares of each Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreements.

                                                                                     PRO FORMA
                                                                    INVESCO           INVESCO
                                             INVESCO VIF --         VIF --            VIF --
                          AIM V.I. NEW     TELECOMMUNICATIONS   TECHNOLOGY FUND   TECHNOLOGY FUND
                         TECHNOLOGY FUND     FUND SERIES I       (BUYING FUND)     (BUYING FUND)
                         SERIES I SHARES         SHARES         SERIES I SHARES   SERIES I SHARES
                         ---------------   ------------------   ---------------   ---------------
Net Assets.............    $16,600,172        $33,689,465        $135,703,868      $185,993,505
Shares Outstanding.....      5,778,909         10,575,158          13,930,581        19,096,928
Net Asset Value Per
  Share................    $      2.87        $      3.19        $       9.74      $       9.74

                                                                                          PRO FORMA
                                                                                           INVESCO
                                             INVESCO VIF --        INVESCO VIF --           VIF --
                          AIM V.I. NEW     TELECOMMUNICATIONS      TECHNOLOGY FUND     TECHNOLOGY FUND
                        TECHNOLOGY FUND      FUND SERIES II         (BUYING FUND)       (BUYING FUND)
                        SERIES II SHARES        SHARES(1)        SERIES II SHARES(1)   SERIES II SHARES
                        ----------------   -------------------   -------------------   ----------------
Net Assets............      $46,478                $0                   $   0              $46,478
Shares Outstanding....        6,204                 0                       0                4,774
Net Asset Value Per
  Share...............      $  2.87                $0                   $9.74              $  9.74

---------------

(1) There were no shareholders of Series II Shares of either of these funds as of June 30, 2003.

                          INTERESTS OF CERTAIN PERSONS


     If the Reorganization of AIM Fund is consummated, INVESCO, as the investment advisor of Buying Fund, will gain approximately $17 million in additional assets under management (based on AIM Fund's net assets as of June 30, 2003), upon which INVESCO will receive advisory fees. INVESCO's advisory fees applicable to Buying Fund are set forth in the Fee Tables on page 11.


                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganizations will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to AIM Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus for AIM Fund, which has been made a part of this Proxy Statement/Prospectus by reference: (i) see "Performance Information" for more information about the performance of AIM Fund; (ii) see "Fund Management" for more information about the management of AIM Fund; (iii) see "Other Information" for more information about AIM Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" for more information about the pricing, purchase, redemption and repurchase of shares of AIM Fund, tax consequences to shareholders of various transactions in shares of AIM Fund, distribution arrangements and the multiple class structure of AIM Fund.

     For more information with respect to INVESCO Fund and Buying Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus for INVESCO Fund, which has been made a part of this Proxy Statement/Prospectus by reference, or the Buying Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which is attached to this Proxy Statement/ Prospectus as Appendix II, as applicable: (i) see "Fund Performance" for more information about the performance of INVESCO Fund or Buying Fund; (ii) see "Fund Management" and "Portfolio Managers" for more information about the management of INVESCO Fund or Buying Fund; (iii) see "Share Price" for more information about the pricing of shares of INVESCO Fund or Buying Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of INVESCO Fund or Buying Fund; and (v) see "Dividends And Capital Gain Distributions" for more information about INVESCO Fund's or Buying Fund's policy with respect to dividends and distributions.


                     CERTAIN CIVIL PROCEEDINGS AND LAWSUITS



     The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and INVESCO are the subject of a number of such inquiries, as described below.


REGULATORY ACTIONS AND INQUIRIES CONCERNING INVESCO

     On December 2, 2003 each of the SEC and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, the position of Senior Vice President of AIM, and the position of Executive Vice President of IVIF. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

     The SEC complaint, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the 1940 Act. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

     The NYAG complaint, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG complaint alleges violation of Article 23-A (the Martin Act) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

     The Colorado complaint, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado complaint alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

     No relief is being sought against your Fund or any of the other AIM or INVESCO Funds in any of these complaints.


     In addition, INVESCO has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia and the Colorado Securities Division.

INVESCO has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc., and the SEC.

REGULATORY INQUIRIES CONCERNING AIM

     AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon your Fund.

RESPONSE OF THE INDEPENDENT DIRECTORS/TRUSTEES

     The independent directors/trustees (the "independent trustees") of the AIM and INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

RESPONSE OF AMVESCAP

     AMVESCAP is seeking to resolve both the pending regulatory complaints against INVESCO alleging market timing and the ongoing market timing investigations with respect to INVESCO and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

     There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of INVESCO and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including your Fund. Your Fund has been informed by AIM and/or INVESCO that, if AIM or INVESCO is so barred, AIM or INVESCO will seek exemptive relief from the SEC to permit it to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

PRIVATE ACTIONS

     In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, INVESCO, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against INVESCO described above. Such lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of February 23, 2004:


          - RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. INVESCO GLOBAL ASSET MANAGEMENT, ET AL., in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003.



          - JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03-CV-9268), filed on December 5, 2003.



          - L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
            V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.


          - EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

          - RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

          - STEVEN B. EHRLICH, ET AL., V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.

          - PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.

          - LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004.

          - CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004.


     INVESCO has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation recently has ordered that efficiency will be achieved if all actions alleging market timing throughout the mutual fund industry are transferred to the District of Maryland for coordinated pretrial discovery. AIM and INVESCO have informed the AIM and INVESCO Funds that they anticipate that the Panel will issue orders to transfer actions pending against them, including the cases identified above, to the multidistrict litigation as well.



     More detailed information regarding each of the cases identified above is provided in your Fund's statement of additional information. Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against your Fund,

INVESCO, AIM, AMVESCAP and related entities and individuals in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

     As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION



     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports which the AIM Trust and Company have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the AIM Trust's registration statement containing the AIM Fund Prospectus and related Statement of Additional Information is Registration No. 033-57340. The SEC file number for Company's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 033-70154. Such Buying Fund Prospectus is incorporated herein by reference.


     The AIM Trust and Company are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by the AIM Trust and Company (including the Registration Statement of Company relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the AIM Trust and Company and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --

                              ELECTION OF TRUSTEES

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 2?

     Proposal 2 applies to the shareholders of AIM Fund.

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors of the INVESCO Family of Funds and the independent directors/trustees of the AIM Family of Funds determined that the shareholders of all the AIM Family of Funds and the INVESCO Family of Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Family of Funds and the INVESCO Family of Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors/Trustees of the AIM Family of Funds and the Boards of Directors of the INVESCO Family of Funds agreed to combine the separate boards and create a unified board of directors/ trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARD OF TRUSTEES

     The Board of Trustees currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of Section 2(a)(19) of the 1940 Act.

Two of the current trustees are "interested persons" because of their business and financial relationships with the AIM Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES


     The AIM Trust's Governance Committee (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, the Governance Committee has approved the nomination of four new nominees, as set forth below, to serve as trustee until his successor is elected and qualified. These four new nominees were nominated as a result of the proposed combination of the Boards of Directors/ Trustees of the AIM Family of Funds and the Boards of Directors of the INVESCO Family of Funds.



     Each nominee who is a current trustee serves as a director or trustee of the 19 registered investment companies, consisting of a total of 99 portfolios, that make up the AIM Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.



     Each new nominee serves as a director of Company, consisting of a total of 13 portfolios. Each new nominee also serves as a director or trustee of 17 of the 19 AIM Funds, consisting of a total of 78 portfolios. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each new nominee was recommended to Trust's Governance Committee by the independent trustees of Trust.



     If elected, each nominee who is a current trustee would oversee a total of 19 registered investment companies currently comprising 112 portfolios and each new nominee would oversee a total of 18 registered investment companies currently comprising 91 portfolios.


  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES


                             TRUSTEE     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH        SINCE        DURING PAST 5 YEARS      OTHER DIRECTORSHIP(S) HELD
----------------------       -------     -----------------------    --------------------------
  Frank S.                    2001     Of Counsel, law firm of      Badgley Funds, Inc.
  Bayley -- 1939...........            Baker & McKenzie             (registered investment
                                                                    company)
                                       Formerly: Partner, law firm
                                       of Baker & McKenzie
-----------------------------------------------------------------------------------------------
  Bruce L.                    1993     Chairman, Crockett           ACE Limited (insurance
  Crockett -- 1944.........            Technology Associates        company); and Captaris,
                                       (technology consulting       Inc. (unified messaging
                                       company)                     provider)
-----------------------------------------------------------------------------------------------
  Albert R.                   2000     Director of a number of      Cortland Trust, Inc.
  Dowden -- 1941...........            public and private business  (Chairman) (registered
                                       corporations, including the  investment company);
                                       Boss Group Ltd. (private     Annuity and Life Re
                                       investment and management)   (Holdings), Ltd. (insurance
                                       and Magellan Insurance       company)
                                       Company
                                       Formerly: Director,
                                       President and Chief
                                       Executive Officer, Volvo
                                       Group North America, Inc.;
                                       Senior Vice President, AB
                                       Volvo; and director of
                                       various affiliated Volvo
                                       companies
-----------------------------------------------------------------------------------------------

                             TRUSTEE     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH        SINCE        DURING PAST 5 YEARS      OTHER DIRECTORSHIP(S) HELD
----------------------       -------     -----------------------    --------------------------
  Edward K. Dunn,             1998     Retired                      None
  Jr. -- 1935..............
                                       Formerly: Chairman,
                                       Mercantile Mortgage Corp.;
                                       President and Chief
                                       Operating Officer,
                                       Mercantile-Safe Deposit &
                                       Trust Co.; and President,
                                       Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952...   1997     Chief Executive Officer,     Administaff, Discovery
                                       Twenty First Century Group,  Global Education Fund
                                       Inc. (government affairs     (non-profit)
                                       company) and Texana Timber
                                       LP (sustainable forestry
                                       company)
-----------------------------------------------------------------------------------------------
  Carl                        1993     Partner, law firm of Kramer  Cortland Trust, Inc.
  Frischling -- 1937.......            Levin Naftalis and Frankel   (registered investment
                                       LLP                          company)
-----------------------------------------------------------------------------------------------
  Prema                       1998     Formerly: Chief Executive    None
  Mathai-Davis -- 1950.....            Officer, YWCA of the USA
-----------------------------------------------------------------------------------------------
  Lewis F.                    1993     Partner, law firm of         None
  Pennock -- 1942..........            Pennock & Cooper
-----------------------------------------------------------------------------------------------
  Ruth H.                     2001     Retired                      None
  Quigley -- 1935..........
-----------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939...   1993     Executive Vice President,    None
                                       Development and Operations
                                       Hines Interests Limited
                                       Partnership (real estate
                                       development company)
-----------------------------------------------------------------------------------------------

  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS


NAME, YEAR OF BIRTH AND POSITION(S)  TRUSTEE       PRINCIPAL OCCUPATION(S)              OTHER
HELD WITH AIM TRUST                   SINCE          DURING PAST 5 YEARS         DIRECTORSHIP(S) HELD
-----------------------------------  -------       -----------------------       --------------------
Robert H. Graham(1) -- 1946.....      1993     Director and Chairman, A I M      None
  Trustee, Chairman and                        Management Group Inc.
  President                                    (financial services holding
                                               company); and Director and Vice
                                               Chairman, AMVESCAP PLC and
                                               Chairman of AMVESCAP PLC -- AIM
                                               Division (parent of AIM and a
                                               global investment management
                                               firm)
                                               Formerly: President and Chief
                                               Executive Officer, A I M
                                               Management Group Inc.;
                                               Director, Chairman and
                                               President, A I M Advisors, Inc.
                                               (registered investment
                                               advisor); Director and
                                               Chairman, A I M Capital
                                               Management, Inc. (registered
                                               investment advisor), A I M
                                               Distributors, Inc. (registered
                                               broker dealer), AIM Investment
                                               Services, Inc., (registered
                                               transfer agent), and Fund
                                               Management Company (registered
                                               broker dealer); and Chief
                                               Executive Officer, AMVESCAP
                                               PLC -- Managed Products

-----------------------------------------------------------------------------------------------------
Mark H. Williamson(2) -- 1951...      2003     Director, President and Chief     None
  Trustee and Executive Vice                   Executive Officer, A I M
  President                                    Management Group Inc.
                                               (financial services holding
                                               company); Director, Chairman
                                               and President, A I M Advisors,
                                               Inc. (registered investment
                                               advisor); Director, A I M
                                               Capital Management, Inc.
                                               (registered investment advisor)
                                               and A I M Distributors, Inc.
                                               (registered broker dealer);
                                               Director and Chairman, AIM
                                               Investment Services, Inc.
                                               (registered transfer agent),
                                               and Fund Management Company
                                               (registered broker dealer); and
                                               Chief Executive Officer,
                                               AMVESCAP PLC -- AIM Division
                                               (parent of AIM and a global
                                               investment management firm)
                                               Formerly: Director, Chairman,
                                               President and Chief Executive
                                               Officer, INVESCO Funds Group,
                                               Inc. and INVESCO Distributors,
                                               Inc.; Chief Executive Officer,
                                               AMVESCAP PLC -- Managed
                                               Products; Chairman and Chief
                                               Executive Officer of
                                               NationsBanc Advisors, Inc.; and
                                               Chairman of NationsBanc
                                               Investments, Inc.

-----------------------------------------------------------------------------------------------------

---------------

(1) Mr. Graham is considered an interested person of the AIM Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, the AIM Trust.

(2) Mr. Williamson is considered an interested person of the AIM Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the AIM Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES


                                     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                 DURING PAST 5 YEARS          OTHER DIRECTORSHIP(S) HELD
----------------------               -----------------------        --------------------------
Bob R. Baker -- 1936...........  Retired                           None
                                 Formerly: President and Chief
                                 Executive Officer, AMC Cancer
                                 Research Center; and Chairman
                                 and Chief Executive Officer,
                                 First Columbia Financial
                                 Corporation
-----------------------------------------------------------------------------------------------
James T. Bunch -- 1942.........  Co-President and Founder,         None
                                 Green, Manning & Bunch Ltd.,
                                 (investment banking firm), and
                                 Director, Policy Studies and
                                 Van Gilder Insurance
                                 Corporation
-----------------------------------------------------------------------------------------------
Gerald J. Lewis -- 1933........  Chairman, Lawsuit Resolution      General Chemical Group, Inc.
                                 Services (San Diego,
                                 California)
                                 Formerly: Associate Justice of
                                 the California Court of Appeals
-----------------------------------------------------------------------------------------------
Larry Soll, Ph.D. -- 1942......  Retired                           None
-----------------------------------------------------------------------------------------------


THE BOARDS' RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD


     The Board of Trustees of the AIM Trust currently has five standing committees: an Audit Committee, an Investments Committee, a Valuation Committee, a Governance Committee and a Special Committee Related to Market Timing Issues. These committees will remain as part of the proposed combined Board.


  AUDIT COMMITTEE

     The Audit Committee is comprised entirely of trustees who are not "interested persons" of Trust as defined in Section 2(a)(19) of the 1940 Act. The current members of Trust's Committee are Messrs. Dunn (Chair), Pennock, Dr. Mathai-Davis and Miss Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between your Fund's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) to assist the Board's oversight of your Fund's compliance with legal and regulatory requirements that relate to your Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, to pre-approve all permissible non-audit services that are provided to your Fund by its independent auditors; (vi) to pre-approve, in accordance with
Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by your Fund's independent auditors to your Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, to prepare an audit committee report for inclusion in your Fund's annual proxy statement. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits."


  GOVERNANCE COMMITTEE

     The Governance Committee is comprised entirely of trustees who are not "interested persons" of Trust as defined in Section 2(a)(19) of the 1940 Act. The current members of Trust's Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair) and Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     After a determination by the Governance Committee that a person should be nominated as an additional trustee who is not an "interested person" of the AIM Trust as defined in Section 2(a)(19) of the 1940 Act (a "dis-interested trustee"), or as soon as practical after a vacancy occurs or it appears that a vacancy is about to occur for a dis-interested trustee position on the Board, the Governance Committee will nominate a person for appointment by a majority of the dis-interested trustees to add to the Board or to fill the vacancy. Prior to a meeting of the shareholders of AIM Fund called for the purpose of electing dis-interested trustees, the Governance Committee will nominate one or more persons for election as dis-interested trustees at such meeting.

     Evaluation by the Governance Committee of a person as a potential nominee to serve as a dis-interested trustee, including a person nominated by a shareholder, should result in the following findings by the Governance
Committee: (i) upon advice of independent legal counsel to the dis-interested trustees, that the person will qualify as a dis-interested trustee and that the person is otherwise qualified under applicable laws and regulations to serve as a trustee of the AIM Trust; (ii) that the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a dis-interested trustee; (iii) with respect to potential nominees to serve as dis-interested trustee members of the Audit Committee of the AIM Trust, upon advice of independent legal counsel to the dis-interested trustees, that the person: (a) is free of any material relationship with AIM Fund (other than as a shareholder of AIM Fund), either directly or as a partner, shareholder or officer of an organization that has a relationship with AIM Fund, (b) meets the requirements regarding the financial literacy or financial expertise of audit committee members, as set forth from time to time in the New York Stock Exchange listing standards and in any rules promulgated by the SEC that are applicable to investment companies whose shares are listed for trading on a national securities exchange, and (c) meets the director independence requirements for serving on audit committees as set forth from time to time in the New York Stock Exchange listing standards (currently, Section 303A.06), and as set forth in rules promulgated by the SEC under the Securities Exchange Act of 1934, as amended, that are applicable to investment companies whose shares are listed for trading on a national securities exchange (currently, Rule 10A-3(b)(1)(iii));
(iv) that the person can make a positive contribution to the Board and AIM Fund, with consideration being given to the person's business experience, education and such other factors as the Governance Committee may consider relevant; (v) that the person is of good character and high integrity; and (vi) that the person has desirable personality traits including independence, leadership and the ability to work with the other members of the Board.

     Consistent with the 1940 Act, the Governance Committee can consider recommendations from management in its evaluation process.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance Committee will evaluate nominees recommended by a shareholder to serve as trustees in the same manner as they evaluate nominees identified by the Governance Committee.


     Notice procedures set forth in the AIM Trust's Amended and Restated Bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the President of the AIM Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and (ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made:
(a) the name and address of such shareholder, as they appear on the AIM Trust's books, and of such beneficial owner; and (b) the number of shares of each series portfolio of the AIM Trust which are owned of record or beneficially by such shareholder and such beneficial owner.


     A current copy of the Governance Committee's charter is set forth in Appendix IV.

  INVESTMENTS COMMITTEE

     The current members of the AIM Trust's Investments Committee are Messrs. Bayley (Vice Chair), Crockett, Dowden (Chair), Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration.

  VALUATION COMMITTEE


     The current members of the AIM Trust's Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis to review matters related to valuation.



  SPECIAL COMMITTEE RELATING TO MARKET TIMING ISSUES.



     The current members of Trust's Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden and Dunn. The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of your Fund and the other portfolios of Trust ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2003, the Special Committee Relating to Market Timing Issues did not meet.


BOARD AND COMMITTEE MEETING ATTENDANCE


     During the fiscal year ended December 31, 2003, the Board of Trustees of the AIM Trust met 12 times, the Audit Committee met 7 times, the Governance Committee met 5 times, the Investments Committee met 4 times, the Valuation Committee met 1 time, and the Special Committee Related to Market Timing did not meet. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year. The AIM Trust is not required to and does not hold annual meetings of shareholders. The AIM Trust's policy regarding Board member attendance at annual meeting of shareholders, if any, if that trustees are encouraged but not required to attend such annual meetings of shareholders.


SHAREHOLDER COMMUNICATIONS WITH THE BOARD


     The Board provides a process for shareholders to send communications to the Board. If any shareholder wishes to communicate with the Board or with an individual trustee, that shareholder should send his, her or its communications to Ivy B. McLemore, First Vice President Corporate Communications. Communications made to Mr. McLemore may be communicated by telephone, e-mail or regular mail to the following address: (713) 214-1904, ivy.mclemore@aiminvestments.com, A I M Management Group Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046. All shareholder communications received by Mr. McLemore shall be promptly forwarded to the individual trustee of the AIM Trust to whom they were addressed or to the full Board, as applicable. Copies of all shareholder communications will also be distributed to the Chairs of each of Trust's Audit Committee, Governance Committee, Investments Committee and Valuation Committee, to counsel for Trust and to counsel for the independent trustees of Trust. Counsel for Trust, upon receipt of their copy of a shareholder communication, shall work with such Chairs and counsel for the independent trustees to determine whether such shareholder communication should be distributed to any trustees to whom it was not sent and whether and in what manner the trustees should respond to such shareholder communication. Responses, if any, to shareholder communications shall be coordinated by counsel for Trust, working with the Chairs and counsel for the independent trustees.


TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other funds within the AIM Family of Funds. Each such trustee receives a fee, allocated among the funds within the AIM Family of Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


     Set forth below is information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2003. Trustees of Trust who are affiliated with AIM are not compensated by Trust.



                                                                                      TOTAL
                                                                     ESTIMATED     COMPENSATION
                                                                      ANNUAL         FROM ALL
                                                    RETIREMENT     BENEFITS UPON    AIM FUNDS
                                    AGGREGATE        BENEFITS       RETIREMENT         AND
                                  COMPENSATION    ACCRUED BY ALL     FROM ALL        INVESCO
NAME OF TRUSTEE                   FROM TRUST(1)    AIM FUNDS(2)    AIM FUNDS(3)      FUNDS(4)
---------------                   -------------   --------------   -------------   ------------
Frank S. Bayley.................     $20,661         $131,228         $90,000        $159,000
Bruce L. Crockett...............      20,787           46,000          90,000         160,000
Albert R. Dowden................      20,661           57,716          90,000         159,000
Edward K. Dunn, Jr. ............      20,787           94,860          90,000         160,000
Jack M. Fields..................      20,655           28,036          90,000         159,000
Carl Frischling(5)..............      20,787           40,447          90,000         160,000
Prema Mathai-Davis..............      20,787           33,142          90,000         160,000
Lewis F. Pennock................      20,787           49,610          90,000         160,000
Ruth H. Quigley.................      20,787          126,050          90,000         160,000
Louis S. Sklar..................      20,787           72,786          90,000         160,000

---------------


(1) Amounts shown are based on the fiscal year ended December 31, 2003. The total amount of compensation deferred by all trustees of Trust during the fiscal year ended December 31, 2003, including earnings, was $69,120.



(2) During the fiscal year ended December 31, 2003, the total amount of expenses allocated to Trust in respect of such retirement benefits was $42,194.



(3) Amounts shown assume each trustee serves until his or her normal retirement date of age 65 and has completed 10 years of service.



(4) As of November 25, 2003, the AIM Funds and the INVESCO Funds are considered to be part of one fund complex. All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) During the fiscal year ended December 31, 2003, Trust paid $57,631 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Trust. Mr. Frischling is a partner of such firm.


RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of the AIM Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the AIM Trust and/or the other funds within the AIM Family of Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by the AIM Trust.

DEFERRED COMPENSATION AGREEMENTS


     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the AIM Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds and INVESCO Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of the AIM Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the AIM Trust and of each other AIM Fund and INVESCO Fund from which they are deferring compensation.


OFFICERS OF TRUST


     The following table provides information with respect to the current officers of the AIM Trust. Each officer is elected by the Board of Trustees and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees. The business address of each of the following persons is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



NAME, YEAR OF BIRTH AND                     OFFICER
POSITION(S) HELD WITH AIM TRUST              SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------             -------   -------------------------------------------
Robert H. Graham -- 1946..................   1993     Director and Chairman, A I M Management
  Trustee, Chairman and President                     Group Inc. (financial services holding
                                                      company); and Director and Vice Chairman,
                                                      AMVESCAP PLC and Chairman of AMVESCAP
                                                      PLC -- AIM Division (parent of AIM and a
                                                      global investment management firm)
                                                      Formerly: President and Chief Executive
                                                      Officer, A I M Management Group Inc.;
                                                      Director, Chairman and President, A I M
                                                      Advisors, Inc. (registered investment
                                                      advisor); Director and Chairman, A I M
                                                      Capital Management, Inc. (registered
                                                      investment advisor), A I M Distributors,
                                                      Inc. (registered broker dealer), AIM
                                                      Investment Services, Inc., (registered
                                                      transfer agent), and Fund Management
                                                      Company (registered broker dealer); and
                                                      Chief Executive Officer, AMVESCAP
                                                      PLC -- Managed Products

Mark H. Williamson -- 1951................   2003     Director, President and Chief Executive
  Trustee and Executive Vice President                Officer, A I M Management Group Inc.
                                                      (financial services holding company);
                                                      Director, Chairman and President, A I M
                                                      Advisors, Inc. (registered investment
                                                      advisor); Director, A I M Capital
                                                      Management, Inc. (registered investment
                                                      advisor) and A I M Distributors, Inc.
                                                      (registered broker dealer); Director and
                                                      Chairman, AIM Investment Services, Inc.
                                                      (registered transfer agent), and Fund
                                                      Management Company (registered broker
                                                      dealer); and Chief Executive Officer,
                                                      AMVESCAP PLC -- AIM Division (parent of AIM
                                                      and a global investment management firm)
                                                      Formerly: Director, Chairman, President and
                                                      Chief Executive Officer, INVESCO Funds
                                                      Group, Inc. and INVESCO Distributors, Inc.;
                                                      Chief Executive Officer, AMVESCAP PLC --
                                                      Managed Products; Chairman and Chief
                                                      Executive Officer of NationsBanc Advisors,
                                                      Inc.; and Chairman of NationsBanc
                                                      Investments, Inc.

NAME, YEAR OF BIRTH AND                     OFFICER
POSITION(S) HELD WITH AIM TRUST              SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------             -------   -------------------------------------------
Kevin M. Carome -- 1956...................   2003     Director, Senior Vice President, Secretary
  Senior Vice President and Chief Legal               and General Counsel, A I M Management Group
  Officer                                             Inc. (financial services holding company)
                                                      and A I M Advisors, Inc.; Vice President,
                                                      A I M Capital Management, Inc., A I M
                                                      Distributors, Inc. and AIM Investment
                                                      Services, Inc.; and Director, Vice
                                                      President and General Counsel, Fund
                                                      Management Company
                                                      Formerly: Senior Vice President and General
                                                      Counsel, Liberty Financial Companies, Inc.;
                                                      and Senior Vice President and General
                                                      Counsel, Liberty Funds Group, LLC
Robert G. Alley -- 1948...................   1993     Managing Director, Chief Fixed Income
  Vice President                                      Officer and Senior Investment Officer,
                                                      A I M Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
Stuart W. Coco -- 1955....................   1993     Managing Director and Director of Money
  Vice President                                      Market Research and Special Projects, A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Advisors, Inc.
Melville B. Cox -- 1943...................   1993     Vice President and Chief Compliance
  Vice President                                      Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, AIM Investment Services, Inc.
Sidney M. Dilgren -- 1961.................   2004     Vice President and Fund Treasurer, A I M
  Vice President and Treasurer                        Advisors, Inc.; Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice
                                                      President, A I M Distributors, Inc.
Karen Dunn Kelley -- 1960.................   1993     Managing Director and Chief Management
  Vice President                                      Officer, A I M Capital Management, Inc;
                                                      Director and President, Fund Management
                                                      Company; and Vice President, A I M
                                                      Advisors, Inc.
Edgar M. Larsen -- 1940...................   1999     Vice President, A I M Advisors, Inc., and
  Vice President                                      President, Chief Executive Officer and
                                                      Chief Investment Officer, A I M Capital
                                                      Management, Inc.


SECURITY OWNERSHIP OF MANAGEMENT


     To the best knowledge of the AIM Trust, no trustees, nominees, and current executive officers of Trust owned shares of beneficial interest of any class of any Fund of AIM Fund as of January 9, 2004.


TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES


     As of December 31, 2003, no trustee or nominee beneficially owned securities, in any registered investment companies overseen by the trustee within the AIM Funds or the INVESCO Funds complex.

                                 PROPOSAL 3 --

                             ELECTION OF DIRECTORS

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 3?

     Proposal 3 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     The independent directors of your Board believe that your interests would best be served if the INVESCO Family of Funds and the AIM Family of Funds had a unified board of directors/trustees responsible for overseeing the operation of both the AIM Family of Funds and the INVESCO Family of Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors of the INVESCO Family of Funds and the Boards of Directors/Trustees of the AIM Family of Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     If you are a shareholder of INVESCO Fund, you are being asked to approve Proposal 3 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of directors.

STRUCTURE OF THE BOARD OF DIRECTORS

     The Board of Directors of Company currently consists of the following five persons: Bob R. Baker, James T. Bunch, Gerald L. Lewis, Larry Soll, Ph.D. and Mark H. Williamson. Four of the current directors are "independent," meaning they are not "interested persons" of Company within the meaning of Section 2(a)(19) of the 1940 Act. One of the current directors is an "interested person" because of his business and financial relationships with Company and INVESCO, its investment advisor, and/or INVESCO's parent, AMVESCAP.

NOMINEES FOR DIRECTORS

     Company's Governance Committee (which consists solely of independent directors) has approved the nomination of each of the five current directors, as set forth below, each to serve as director until his successor is elected and qualified. In addition, the Governance Committee has approved the nomination of 11 new nominees, as set forth below, each to serve as director until his or her successor is elected and qualified. These 11 new nominees were nominated to effect the combination of the Boards of Directors/ Trustees of the AIM Family of Funds and the Boards of Directors of the INVESCO Family of Funds.


     Each nominee who is a current director serves as a director of Company, consisting of a total of 13 portfolios. Each nominee who is a current director also serves as a director or trustee of 17 of the 19 registered investment companies mentioned above, consisting of a total of 78 portfolios, that make up the AIM Funds. The business address of each nominee who is a current director is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.



     Each new nominee serves as a director or trustee of the 19 registered investment companies, consisting of a total of 99 portfolios, that make up the AIM Funds. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each new nominee was recommended to Company's Governance Committee by the independent directors of Company.


     If elected, each nominee who is a current director would oversee a total of 18 registered investment companies currently comprising 91 portfolios and each new nominee would oversee a total of 20 registered investment company currently comprising 112 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT DIRECTORS


                                              DIRECTOR
NAME, YEAR OF BIRTH AND                        AND/OR        PRINCIPAL OCCUPATION(S)     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH COMPANY               OFFICER SINCE      DURING PAST 5 YEARS         HELD BY DIRECTOR
-----------------------------               -------------    -----------------------     ---------------------
Bob R. Baker -- 1936......................      1993        Retired
  Director
                                                            Formerly President and       None
                                                            Chief Executive Officer,
                                                            AMC Cancer Research
                                                            Center, and Chairman and
                                                            Chief Executive Officer,
                                                            First Columbus Financial
                                                            Corporation
James T. Bunch -- 1942....................      2000        Co-President and Founder,    None
  Director                                                  Green, Manning & Bunch
                                                            Ltd. (investment banking
                                                            firm) and Director, Policy
                                                            Studies and Van Gilder
                                                            Insurance Corporation;
Gerald J. Lewis -- 1933...................      2000        Chairman, Lawsuit            General Chemical
  Director                                                  Resolution Services (San     Group, Inc.
                                                            Diego, California)
Larry Soll, Ph.D. -- 1942.................      1997        Retired                      None
  Director


  NOMINEE WHO CURRENTLY IS AN INTERESTED PERSON


                             DIRECTOR     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH        SINCE         DURING PAST 5 YEARS      OTHER DIRECTORSHIP(S) HELD
----------------------       --------     -----------------------    --------------------------
Mark H. Williamson(1) --
  1951.....................    1998     Director, President and
                                        Chief Executive Officer,
                                        A I M Management Group Inc.
                                        (financial services holding
                                        company); Director,
                                        Chairman and President,
                                        A I M Advisors, Inc.
                                        (registered investment
                                        advisor); Director, A I M
                                        Capital Management, Inc.
                                        (registered investment
                                        advisor) and A I M
                                        Distributors, Inc.
                                        (registered broker dealer);
                                        Director and Chairman, AIM
                                        Investment Services, Inc.
                                        (registered transfer
                                        agent), and Fund Management
                                        Company (registered broker
                                        dealer); and Chief
                                        Executive Officer, AMVESCAP
                                        PLC -- AIM Division (parent
                                        of AIM and global
                                        investment management firm)

                             DIRECTOR     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH        SINCE         DURING PAST 5 YEARS      OTHER DIRECTORSHIP(S) HELD
----------------------       --------     -----------------------    --------------------------
                                        Formerly Director,           None
                                        Chairman, President and
                                        Chief Executive Officer,
                                        INVESCO Funds Group, Inc.
                                        and INVESCO Distributors,
                                        Inc.; Chief Executive
                                        Officer, AMVESCAP PLC --
                                        Managed Products; Chairman
                                        and Chief Executive Officer
                                        of NationsBanc Advisors,
                                        Inc.; and Chairman of
                                        NationsBanc Investments,
                                        Inc.


---------------

(1) Mr. Williamson is considered an interested person of Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Company.

  NEW NOMINEES WHO WILL BE INDEPENDENT DIRECTORS


                                   PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH               DURING PAST 5 YEARS          OTHER DIRECTORSHIP(S) HELD
----------------------             -----------------------        --------------------------
Frank S. Bayley -- 1939.......  Of Counsel, law firm of Baker   Badgley Funds, Inc.
                                & McKenzie                      (registered investment
                                                                company)
                                Formerly: Partner, law firm of
                                Baker & McKenzie
Bruce L. Crockett -- 1944.....  Chairman, Crockett Technology   ACE Limited (insurance
                                Associates (technology          company); Captaris, Inc.
                                consulting company)             (unified messaging provider)
Albert R. Dowden -- 1941......  Director of a number of public  Cortland Trust, Inc.
                                and private business            (Chairman) (registered
                                corporations, including the     investment company); Annuity
                                Boss Group Ltd. (private        and Life Re (Holdings), Ltd.
                                investment and management) and  (insurance company)
                                Magellan Insurance Company
                                Formerly: Director, President
                                and Chief Executive Officer,
                                Volvo Group North America,
                                Inc.; Senior Vice President,
                                AB Volvo; and director of
                                various affiliated Volvo
                                companies
Edward K. Dunn, Jr. -- 1935...  Retired
                                Formerly: Chairman, Mercantile  None
                                Mortgage Corp.; President and
                                Chief Operating Officer,
                                Mercantile-Safe Deposit &
                                Trust Co.; and President,
                                Mercantile Bankshares Corp.
Jack M. Fields -- 1952........  Chief Executive Officer,        Administaff, Discovery Global
                                Twenty First Century Group,     Education Fund (non-profit)
                                Inc. (government affairs
                                company) and Texana Timber LP
                                (sustainable forestry company)
Carl Frischling -- 1937.......  Partner, law firm of Kramer     Cortland Trust, Inc.
                                Levin Naftalis and Frankel LLP  (registered investment
                                                                company)

                                   PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH               DURING PAST 5 YEARS          OTHER DIRECTORSHIP(S) HELD
----------------------             -----------------------        --------------------------
Prema Mathai-Davis -- 1950....  Formerly: Chief Executive       None
                                Officer, YWCA of the USA
Lewis F. Pennock -- 1942......  Partner, law firm of Pennock &  None
                                Cooper
Ruth H. Quigley -- 1935.......  Retired                         None
Louis S. Sklar -- 1939........  Executive Vice President,       None
                                Development and Operations
                                Hines Interests Limited
                                Partnership (real estate
                                development company)


  NEW NOMINEE WHO WILL BE AN INTERESTED PERSON


NAME AND YEAR OF BIRTH               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS  OTHER DIRECTORSHIP(S) HELD
----------------------               -------------------------------------------  --------------------------
Robert H. Graham(1) -- 1946........  Director and Chairman, A I M Management                 None
                                     Group Inc. (financial services holding
                                     company); and Director and Vice Chairman,
                                     AMVESCAP PLC and Chairman of AMVESCAP
                                     PLC -- AIM Division (parent of AIM and a
                                     global investment management firm)
                                     Formerly: President and Chief Executive
                                     Officer, A I M Management Group Inc.;
                                     Director, Chairman and President, A I M
                                     Advisors, Inc. (registered investment
                                     advisor); Director and Chairman, A I M
                                     Capital Management, Inc. (registered
                                     investment advisor), A I M Distributors,
                                     Inc. (registered broker dealer), AIM
                                     Investment Services, Inc., (registered
                                     transfer agent), and Fund Management
                                     Company (registered broker dealer); and
                                     Chief Executive Officer, AMVESCAP
                                     PLC -- Managed Products


---------------

(1) Mr. Graham will be considered an interested person of Company because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 3

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD


     The Board currently has five standing committees: an Audit Committee, a Governance Committee, an Investments Committee, a Valuation Committee and a Special Committee Related to Market Timing Issues. These five committees will remain as part of the combined Board. Prior to November 6, 2003, the Board had nine committees: an audit committee, an investments and management liaison committee, a brokerage committee, a derivatives committee, a valuation committee, a legal committee, a compensation committee, a retirement plan committee and a nominating committee.

  AUDIT COMMITTEE


     The Audit Committee is comprised entirely of directors who are not "interested persons" of Company as defined in Section 2(a)(19) of the 1940 Act. The current members of Company's Audit Committee are Messrs. Baker, Bunch and Soll. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between your Fund's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) to assist the Board's oversight of your Fund's compliance with legal and regulatory requirements that relate to your Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, to pre-approve all permissible non-audit services that are provided to your Fund by its independent auditors; (vi) to pre-approve, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by your Fund's independent auditors to your Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, to prepare an audit committee report for inclusion in your Fund's annual proxy statement. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/ Prospectus under the heading "Certain Civil Proceedings and Lawsuits."


  GOVERNANCE COMMITTEE

     The Governance Committee is comprised entirely of directors who are not "interested persons" of Company as defined in Section 2(a)(19) of the 1940 Act. The current member of Company's Governance Committee is Mr. Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of Company for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Company at meetings called for the election of directors; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the directors and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent directors and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Company.

     After a determination by the Governance Committee that a person should be nominated as an additional director who is not an "interested person" of Company as defined in Section 2(a)(19) of the 1940 Act (a "dis-interested director"), or as soon as practical after a vacancy occurs or it appears that a vacancy is about to occur for a dis-interested director position on the Board, the Governance Committee will nominate a person for appointment by a majority of the dis-interested directors to add to the Board or to fill the vacancy. Prior to a meeting of the shareholders of your Fund called for the purpose of electing dis-interested directors, the Governance Committee will nominate one or more persons for election as dis-interested directors at such meeting.

     Evaluation by the Governance Committee of a person as a potential nominee to serve as a dis-interested director, including a person nominated by a shareholder, should result in the following findings by the Governance
Committee: (i) upon advice of independent legal counsel to the dis-interested directors, that the person will qualify as a dis-interested director and that the person is otherwise qualified under applicable laws and regulations to serve as a director of Company; (ii) that the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a dis-interested director; (iii) with respect to potential nominees to serve as dis-interested director members of the Audit Committee of Company, upon advice of independent legal counsel to the dis-interested directors, that the person:
(a) is free of any material
relationship with INVESCO Fund (other than as a shareholder of INVESCO Fund), either directly or as a partner, shareholder or officer of an organization that has a relationship with INVESCO Fund, (b) meets the requirements regarding the financial literacy or financial expertise of audit committee members, as set forth from time to time in the New York Stock Exchange listing standards and in any rules promulgated by the SEC that are applicable to investment companies whose shares are listed for trading on a national securities exchange, and (c) meets the director independence requirements for serving on audit committees as set forth from time to time in the New York Stock Exchange listing standards (currently, Section 303A.06), and as set forth in rules promulgated by the SEC under the Securities Exchange Act of 1934, as amended, that are applicable to investment companies whose shares are listed for trading on a national securities exchange (currently, Rule 10A-3(b)(1)(iii)); (iv) that the person can make a positive contribution to the Board and INVESCO Fund, with consideration being given to the person's business experience, education and such other factors as the Governance Committee may consider relevant; (v) that the person is of good character and high integrity; and (vi) that the person has desirable personality traits including independence, leadership and the ability to work with the other members of the Board.

     Consistent with the 1940 Act, the Governance Committee can consider recommendations from management in its evaluation process.

     The Governance Committee will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. If a shareholder desires to nominate a candidate, the shareholder must submit a request in writing to the chairman of the Governance Committee. The Governance Committee will evaluate nominees recommended by a shareholder to serve as directors in the same manner as they evaluate nominees identified by the Governance Committee.

     A current copy of the Governance Committee's charter is set forth in Appendix IV.

  INVESTMENTS COMMITTEE

     The current members of Company's Investments Committee are Messrs. Baker, Bunch, Lewis and Soll. The Investments Committee is responsible for: (i) overseeing INVESCO's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration.

  VALUATION COMMITTEE


     The current members of Company's Valuation Committee are Messrs. Baker, Bunch, Lewis and Soll. The Valuation Committee meets on an ad hoc basis to review matters related to valuation.



SPECIAL COMMITTEE RELATED TO MARKET TIMING ISSUES



     The current member of Company's Special Committee Relating to Market Timing Issues is Mr. Lewis. The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of your Fund and the other portfolios of Company ("market timing") and to provide guidance to special counsel for the independent directors on market timing issues and related matters between meetings of the independent directors. During the fiscal year ended December 31, 2003, the Special Committee Related to Market Timing Issues did not meet.


BOARD AND COMMITTEE MEETING ATTENDANCE


     During the fiscal year ended December 31, 2003, the Board met 9 times, the Audit Committee met 1 time, the Governance Committee met 1 time, the Investments Committee met 1 time, the Valuation Committee and the Special Committee Related to Market Timing Issues did not meet, the former audit committee met 3 times, the former investments and management liaison committee met 3 times, the former brokerage committee met 3 times, the former derivatives committee met 3 times, the former nominating committee met 2 times, the former legal committee met 2 times, the former compensation committee, and the former executive, valuation and retirement committees did not meet. Directors then serving attended at least 75% of the meetings of the board or applicable committee during the most recent fiscal year. Company is not required to and does not hold annual meetings of shareholders. Company's policy regarding Board member attendance at annual meetings of shareholders, if any, is that directors are encouraged but not required to attend such annual meetings.


SHAREHOLDER COMMUNICATIONS WITH THE BOARD


     The Board provides a process for shareholders to send communications to the Board. If any shareholder wishes to communicate with the Board or with an individual director, that shareholder should send his, her or its communications to Ivy B. McLemore, First Vice President Corporate Communications. Communications made to Mr. McLemore may be communicated by telephone, e-mail or regular mail to the following address: (713) 214-1904, ivy.mclemore@aiminvestments.com, A I M Management Group Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046. All shareholder communications received by Mr. McLemore shall be promptly forwarded to the individual director of Company to whom they were addressed or to the full Board, as applicable. Copies of all shareholder communications will also be distributed to the Chairs of each of Trust's Audit Committee, Governance Committee, Investments Committee and Valuation Committee, to counsel for Company and to counsel for the independent directors of Company. Counsel for Company, upon receipt of their copy of a shareholder communication, shall work with such Chairs and counsel for the independent directors to determine whether such shareholder communication should be distributed to any directors to whom it was not sent and whether and in what manner the directors should respond to such shareholder communication. Responses, if any, to shareholder communications shall be coordinated by counsel for Company, working with the Chairs and counsel for the independent directors.


DIRECTOR'S COMPENSATION


     Each director who is independent is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director of other funds within the INVESCO Family of Funds. Each such director receives a fee, allocated among the funds within the INVESCO Family of Funds for which he or she serves as a director, which consists of an annual retainer component and a meeting fee component.



     Set forth below is information regarding compensation paid or accrued for each director of Company who was not affiliated with INVESCO during the year ended December 31, 2003. Directors of Company who are affiliated with INVESCO are not compensated by Company.



                                                                                                 TOTAL
                                                                                              COMPENSATION
                                                                               ESTIMATED      FROM ALL AIM
                                       AGGREGATE      RETIREMENT BENEFITS   ANNUAL BENEFITS    FUNDS AND
                                     COMPENSATION         ACCRUED BY             UPON           INVESCO
NAME OF DIRECTOR                    FROM COMPANY(1)       COMPANY(2)         RETIREMENT(3)      FUNDS(4)
----------------                    ---------------   -------------------   ---------------   ------------
Bob R. Baker......................      $16,211             $     0             $24,131         $154,554
James T. Bunch....................       15,414                   0                   0          138,679
Gerald J. Lewis...................       15,575                   0                   0          142,054
Larry Soll, Ph.D. ................       15,493              21,545              18,090          140,429


---------------


(1) During the period January 1, 2003 through October 21, 2003, the vice chairman of the Board, the chairs of certain of your Fund's committees who are independent directors, and the members of your Fund's committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors. Amounts shown are based on the fiscal year ended December 31, 2003.

(2) Represents estimated benefits accrued with respect to the current retirement plan and deferred retirement plan account agreement applicable to independent directors of Company, and not compensation deferred at the election of the directors. Amounts shown are based on the fiscal year ended December 31, 2003.



(3) These amounts represent the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. Amounts shown assume each director serves until his normal retirement date of age 72.



(4) As of November 25, 2003, the AIM Funds and the INVESCO Funds are considered to be part of one fund complex. All directors currently serve as directors or trustees of 18 registered investment companies advised by AIM and one registered investment company advised by INVESCO.


RETIREMENT PLAN FOR DIRECTORS


     At a meeting held on November 6, 2003, the Boards of Directors of the INVESCO Funds, including Company, adopted a new retirement plan (the "New Retirement Plan") for the directors of Company who are not affiliated with INVESCO, which was effective as of October 21, 2003. The New Retirement Plan also has been adopted by the Boards of Directors/Trustees of the AIM Funds. The reason for adoption of the New Retirement Plan is to provide for consistency in the retirement plans for the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds. The retirement plan includes a retirement policy as well as retirement benefits for independent directors.


     The retirement policy permits each independent director to serve until December 31 of the year in which the director turns 72. A majority of the directors may extend from time to time the retirement date of a director.

     Annual retirement benefits are available to each independent director of Company and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such director's credited years of service. A death benefit also is available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received the benefits based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the New Retirement Plan is not secured or funded by Company.

     Upon the effectiveness of the New Retirement Plan, the independent directors ceased to accrue benefits under their prior retirement plan ("Prior Retirement Plan") and deferred retirement plan account agreement ("Prior Account Agreement"). Messrs. Baker and Soll will not receive any additional benefits under the Prior Retirement Plan or the Prior Account Agreement, but will be entitled to amounts which have been previously funded under the Prior Retirement Plan or the Prior Account Agreement for their benefit. An affiliate of INVESCO will reimburse Company for any amounts funded by Company for Messrs. Baker and Soll under the Prior Retirement Plan and the Prior Account Agreement.

DEFERRED COMPENSATION AGREEMENTS


     At a meeting held on November 6, 2003, the Boards of Directors of the INVESCO Funds, including Company, adopted new deferred compensation agreements, which are consistent with the deferred compensation agreements adopted by the Boards of Directors/Trustees of the AIM Funds. Pursuant to the new deferred compensation agreements ("New Compensation Agreements"), a director has the option to elect to defer receipt of up to 100% of his or her compensation payable by Company, and such amounts are placed into a deferral account. The deferring directors have the option to select various AIM Funds and INVESCO Funds in which all or part of their deferral account will be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement.


     The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring directors' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the deferring directors' termination of service as a director of Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of Company and of each other AIM Fund and INVESCO Fund from which they are deferring compensation.


OFFICERS OF COMPANY


     The following table provides information with respect to the current officers of Company. Each officer is elected by the Board of Directors and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Directors. The business address of all officers of Company is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.



NAME, YEAR OF BIRTH AND                     OFFICER
POSITION(S) HELD WITH COMPANY                SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------               -------      -------------------------------------------
Mark H. Williamson -- 1951................   1998     Director, President and Chief Executive Officer,
  Chairman of the Board                               A I M Management Group Inc. (financial services
                                                      holding company); Director, Chairman and
                                                      President, A I M Advisors, Inc. (registered
                                                      investment advisor); Director, A I M Capital
                                                      Management, Inc. (registered investment advisor);
                                                      and A I M Distributors, Inc. (registered broker
                                                      dealer), Director and Chairman, AIM Investment
                                                      Services, Inc. (registered transfer agent), and
                                                      Fund Management Company (registered broker
                                                      dealer); and Chief Executive Officer, AMVESCAP
                                                      PLC -- AIM Division (parent of AIM and a global
                                                      investment management firm)
                                                      Formerly Director, Chairman, President and Chief
                                                      Executive Officer, INVESCO Funds Group, Inc. and
                                                      INVESCO Distributors Inc.; Chief Executive
                                                      Officer, AMVESCAP PLC -- Managed Products;
                                                      Chairman and Chief Executive Officer of
                                                      NationsBanc Advisors, Inc.; and Chairman of
                                                      NationBanc Investments, Inc.
Robert H. Graham -- 1946..................   2003     Director and Chairman A I M Management Group Inc.
  President                                           (financial services holding company); and
                                                      Director and Vice Chairman, AMVESCAP PLC and
                                                      Chairman of AMVESCAP PLC -- AIM Division (parent
                                                      of AIM and a global investment management firm)
                                                      Formerly: President and Chief Executive Officer,
                                                      A I M Management Group Inc.; Director, Chairman
                                                      and President, A I M Advisors, Inc. (registered
                                                      investment advisor); Director and Chairman, A I M
                                                      Capital Management, Inc. (registered investment
                                                      advisor), A I M Distributors, Inc. (registered
                                                      broker dealer), AIM Investment Services, Inc.,
                                                      (registered transfer agent), and Fund Management
                                                      Company (registered broker dealer); and Chief
                                                      Executive Officer, AMVESCAP PLC -- Managed
                                                      Products

NAME, YEAR OF BIRTH AND                     OFFICER
POSITION(S) HELD WITH COMPANY                SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------               -------      -------------------------------------------
Raymond R. Cunningham -- 1951.............   2001     President and Chief Executive Officer, INVESCO
  Executive Vice President                            Funds Group, Inc.; Chairman and President,
                                                      INVESCO Distributors, Inc.; Senior Vice President
                                                      and Chief Operating Officer, A I M Management
                                                      Group Inc.; Senior Vice President, A I M
                                                      Advisors, Inc., AIM Capital Management, Inc.,
                                                      A I M Distributors, Inc., AIM Investment Services
                                                      Inc. and Fund Management Company
                                                      Formerly: Chief Operating Officer and Senior Vice
                                                      President, INVESCO Funds Group, Inc. and INVESCO
                                                      Distributors, Inc.; and Senior Vice President of
                                                      GT Global -- North America
Kevin M. Carome -- 1956...................   2003     Director, Senior Vice President, Secretary and
  Senior Vice President, Chief Legal                  General Counsel, A I M Management Group Inc.
  Officer and Secretary                               (financial services holding company) and A I M
                                                      Advisors, Inc.; Vice President, A I M Capital
                                                      Management, Inc., A I M Distributors, Inc. and
                                                      AIM Investment Services, Inc.; and Director, Vice
                                                      President and General Counsel, Fund Management
                                                      Company
                                                      Formerly: Senior Vice President and General
                                                      Counsel, Liberty Financial Companies, Inc.; and
                                                      Senior Vice President and General Counsel,
                                                      Liberty Funds Group, LLC
Robert G. Alley -- 1948...................   2003     Managing Director, Chief Fixed Income Officer and
  Vice President                                      Senior Investment Officer, A I M Capital
                                                      Management, Inc., and Vice President, A I M
                                                      Advisors, Inc.
Stuart W. Coco -- 1955....................   2003     Managing Director and Chief Research
  Vice President                                      Officer -- Fixed Income, A I M Capital
                                                      Management, Inc.; and Vice President, A I M
                                                      Advisors, Inc.
Melville B. Cox -- 1943...................   2003     Vice President and Chief Compliance Officer,
  Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                      Management, Inc.; and Vice President, AIM
                                                      Investment Services, Inc.
Sidney M. Dilgren -- 1961.................   2004     Vice President and Fund Treasurer, A I M
  Vice President and Treasurer                        Advisors, Inc., Senior Vice President, AIM
                                                      Investment Services, Inc.; and Vice President,
                                                      A I M Distributors, Inc.
Karen Dunn Kelley -- 1960.................   2003     Managing Director and Chief Cash Management
  Vice President                                      Officer, A I M Capital Management, Inc.; Director
                                                      and President, Fund Management Company, and Vice
                                                      President, A I M Advisors, Inc.
Edgar M. Larsen -- 1940...................   2003     Vice President, A I M Advisors, Inc.; and
  Vice President                                      President, Chief Executive Officer and Chief
                                                      Investment Officer, A I M Capital Management,
                                                      Inc.


SECURITY OWNERSHIP OF MANAGEMENT


INVESCO VARIABLE INVESTMENT FUNDS, INC.



     To the best knowledge of Company, no directors, nominees, or current executive officers of Company owned shares of common stock of any of the Fund's as of January 9, 2004.



DIRECTOR OWNERSHIP OF FUND SHARES



     As of December 31, 2003, no director or nominee beneficially owned securities in any registered investment companies overseen by the director within the AIM Funds or the INVESCO Funds complex.

                                 PROPOSAL 4 --


                APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 4?

     Proposal 4 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all funds within the INVESCO Family of Funds and the AIM Family of Funds. Your Board has approved a new advisory agreement under which AIM will serve as the investment advisor for your Fund, and a new sub-advisory agreement under which INVESCO Institutional, an affiliate of INVESCO, will serve as sub-advisor. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from a new investment advisory agreement between AIM and Company.

     Your Board recommends that you approve the new advisory agreement between AIM and Company for your Fund. Your Board is asking you to vote on this new agreement because Company may enter into a new advisory agreement for your Fund only with shareholder approval. If approved, this new agreement would replace the current advisory agreement between INVESCO and Company for your Fund. The form of Company's proposed Master Investment Advisory Agreement with AIM is at Appendix V.

     Under the new arrangements, the advisory fees paid by your Fund will not change. If shareholders of your Fund approve Proposal 4, Company will also enter into a new Master Administrative Services Agreement with AIM that will replace the current Administrative Services Agreement between Company and INVESCO, and move the provision of certain administrative services currently provided pursuant to the current advisory agreement between Company and INVESCO to the Master Administrative Services Agreement with AIM. If the proposed advisory agreement is approved and these new arrangements are implemented, the aggregate fees paid by your Fund for advisory and administrative services will not increase.

     Any voluntary or contractual expense limitations and fee waivers that have been agreed to by INVESCO and Company with respect to your Fund will not be terminated if the proposed new advisory agreement with AIM is approved. Instead, AIM will assume INVESCO's obligations with respect to these voluntary and contractual expense limitations and fee waivers, on the same terms and conditions.

     If INVESCO and Company have entered into voluntary or contractual expense limitations or fee waivers with respect to your Fund, INVESCO currently is entitled to reimbursement from a share class of your Fund that has fees and expenses absorbed pursuant to this arrangement if such reimbursement does not cause such share class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. If the proposed new advisory agreement with AIM is approved, INVESCO will assign to AIM its right to be reimbursed with respect to fees and expenses absorbed by it. Other than substituting AIM for INVESCO as the party having the right to be reimbursed, this assignment will not alter in any way the rights or obligations of your Fund or its shareholders.

     A description of how the proposed advisory agreement differs from the current advisory agreement is set forth below under "Terms of the Proposed Advisory Agreement." At an in-person meeting of the Board of Directors held on December 9-10, 2003, the Board of Directors, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed advisory agreement for your Fund.

YOUR FUND'S CURRENT INVESTMENT ADVISOR


     INVESCO, the current investment advisor for your Fund, became the investment advisor for your Fund under the current advisory agreement on August 30, 1999. Your Fund's initial shareholder initially approved the agreement and your Fund's public shareholders have not subsequently voted on the agreement. The Board of Directors, including a majority of the independent directors, last approved the current advisory agreement on May 15, 2003.


THE PROPOSED NEW INVESTMENT ADVISOR FOR YOUR FUND


     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company with its principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP, 30 Finsbury Square, London EC2A 1AG, United Kingdom.



     The following table provides information with respect to the principal executive officer and the directors of A I M Advisors, Inc. ("AIM"). The business address of the principal executive officer and the directors of AIM is 11 Greenway Plaza, Suite 100, Houston, TX 77046.



NAME AND ADDRESS                     POSITION WITH AIM              PRINCIPAL OCCUPATION
----------------                     -----------------              --------------------
Mark H. Williamson..........  Director, Chairman and            See director table under
                              President                         Proposal 2
Kevin M. Carome.............  Director, Senior Vice             Director, Senior Vice
                              President, General Counsel and    President, Secretary and
                              Secretary                         General Counsel, A I M
                                                                Management Group Inc.; Vice
                                                                President, A I M Capital
                                                                Management, Inc., A I M
                                                                Distributors, Inc. and AIM
                                                                Investment Services, Inc.,
                                                                and Director, Vice President
                                                                and General Counsel, Fund
                                                                Management Company
Dawn M. Hawley..............  Director, Senior Vice President   Director, Senior Vice
                              and Chief Financial Officer       President and Chief
                                                                Financial Officer, A I M
                                                                Management Group Inc.; Vice
                                                                President and Treasurer,
                                                                A I M Capital Management,
                                                                Inc. and A I M Distributors,
                                                                Inc.; Director, Vice
                                                                President and Chief
                                                                Financial Officer, AIM
                                                                Investment Services, Inc.;
                                                                and Vice President and Chief
                                                                Financial Officer, Fund
                                                                Management Company


POSITIONS WITH AIM HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     Mark H. Williamson, who is a director and/or executive officer of Company, also is a director and/or officer of AIM. He also beneficially owns shares of AMVESCAP and/or options to purchase shares of AMVESCAP.

TERMS OF THE CURRENT ADVISORY AGREEMENT

     Under the terms of the current advisory agreement with INVESCO for your Fund, INVESCO acts as investment manager and administrator for your Fund. As investment manager, INVESCO provides a continuous investment program for your Fund, including investment research and management, with respect to all securities, investments and cash equivalents of your Fund. INVESCO also makes recommendations as to the manner in which voting rights, rights to consent to actions of your Fund and any other rights pertaining to your Fund's securities shall be exercised, and calculates the net asset value of your Fund, subject to such procedures established by the Board of Directors and based upon information provided by your Fund, the custodian of your Fund or other source as designated by the Board of Directors. INVESCO provides sub-accounting, recordkeeping and administrative services to your Fund under an administrative services agreement. Under the advisory agreement, as administrator, INVESCO is required to provide, at its expense and at the request of your Fund, executive, statistical, administrative, internal accounting and clerical services and office space, equipment and facilities. Pursuant to an Assignment and Assumption Agreement and Consent dated August 12, 2003, INVESCO has assigned to AIM all of its rights under its administrative service agreement with Company, and AIM has assumed all of INVESCO's obligations under such agreement.

     Under the terms of the current advisory agreement, INVESCO has no liability to Company, your Fund or to your Fund's shareholders or creditors, for any error of judgment, mistake of law, or for any loss arising out of any investment, nor for any other act or omission, in the performance of its obligations to Company or your Fund unless such act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the current advisory agreement.

     The current advisory agreement for your Fund continues in effect from year to year only if such continuance is specifically approved at least annually by
(i) the Board of Directors or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the vote of a majority of the directors of Company who are not interested persons of INVESCO or Company by votes cast in person at a meeting called for such purpose. The current advisory agreement provides that the Board of Directors, a majority of the outstanding voting securities of your Fund or INVESCO may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment, unless an order is issued by the SEC conditionally or unconditionally exempting such assignment from the applicable provisions of the 1940 Act.

     The current advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of its expenses not assumed by INVESCO, including without limitation:

     - brokerage commissions, issue and transfer taxes and other costs related to securities transactions;

     - fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for your Fund;

     - interest on indebtedness incurred by Company or your Fund;

     - taxes;

     - fees for maintaining the registration and qualification of your Fund or its shares under federal and state law;

     - compensation and expenses of the independent directors;

     - costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to your Fund's shareholders, including expenses relating to Board and shareholder meetings;

     - costs, fees and other expenses arising in connection with the organization and filing of Company's Articles of Incorporation, determinations of tax status of your Fund, initial registration and qualification of your Fund's securities under federal and state securities laws and approval of Company's operations by any other federal or state authority;

     - expenses of repurchasing and redeeming shares of your Fund;

     - insurance premiums;

     - costs of designing, printing and issuing certificates representing shares of your Fund;

     - extraordinary expenses, including fees and disbursements of Company's counsel, in connection with litigation by or against Company or your Fund;

     - premiums for the fidelity bond maintained by your Fund pursuant to the 1940 Act (except those premiums that may be allocated to INVESCO as an insured);

     - association and institute dues;

     - expenses, if any, of distributing shares of your Fund pursuant to a 12b-1 plan of distribution; and

     - all other costs and expenses of your Fund's operations and organization unless otherwise explicitly provided.

     The current advisory agreement requires INVESCO to reimburse your Fund monthly for any salaries paid by your Fund to officers, directors and full-time employees of your Fund who are also officers, general partners or employees of INVESCO or its affiliates. Although INVESCO has this obligation under the current advisory agreement, your Fund does not pay salaries to its officers, non-independent directors or employees for services rendered to your Fund.

     If, in any given year, the sum of your Fund's expenses exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to promptly reimburse such excess expenses to your Fund pursuant to the current advisory agreement. Interest, taxes, extraordinary expenses and expenses which are capitalized are not deemed expenses for purposes of this reimbursement obligation.


     Company pays INVESCO out of the assets of your Fund, as full compensation for all services rendered, an advisory fee for your Fund set forth below. Such fee shall be calculated by applying the following annual rate to the average daily net assets of your Fund for the calendar year, computed in the manner used for the determination of the net asset value of shares of your Fund.



                                                                 NET FEES PAID
                                                                  TO INVESCO     FEE WAIVERS OR
            ANNUAL RATE              FISCAL                          FUNDS          EXPENSE
(BASED ON AVERAGE DAILY NET ASSETS)   YEAR    TOTAL NET ASSETS    GROUP, INC.    REIMBURSEMENTS
-----------------------------------  ------   ----------------   -------------   --------------
               0.75%                  2003      $[36,421,067]      $[215,385]       $[19,887]
               0.75%                  2002      $ 27,262,678       $ 312,134        $    -0-
               0.75%                  2001      $ 73,767,222       $ 951,031        $    -0-


ADDITIONAL SERVICES PROVIDED BY INVESCO AND ITS AFFILIATES


     INVESCO and its affiliates also provide additional services to Company and your Fund. INVESCO currently provides or arranges for others to provide accounting and administrative services to your Fund. Prior to October 1, 2003, INVESCO served as your Fund's transfer agent. INVESCO Distributors, Inc. currently serves as the principal underwriter for your Fund. This company is an indirect wholly owned subsidiary of AMVESCAP, the parent company of INVESCO.



     The following chart sets forth the non-advisory fees paid by INVESCO
VIF -- Telecommunications Fund during its most recently completed fiscal year to INVESCO Funds Group, Inc. and to affiliates of INVESCO Funds Group, Inc.



                                    INVESCO                                                   AIM INVESTMENT
                       FISCAL   (ADMINISTRATIVE         INVESCO               INVESCO         SERVICES, INC.
NAME OF FUND            YEAR      SERVICES)*      DISTRIBUTORS, INC.**   (TRANSFER AGENCY)   (TRANSFER AGENCY)
------------           ------   ---------------   --------------------   -----------------   -----------------
INVESCO VIF --
  Telecommunications
  Fund...............   2003       $ 93,129               $  0                $3,740              $1,260
                        2002       $120,287                -0-                $5,000                   0
                        2001       $346,031                -0-                $5,000                   0

---------------


 * Fees paid to INVESCO for administrative services for the prior fiscal year were paid pursuant to an agreement other than the advisory agreement.



** Net amount received from Rule 12b-1 fees. Excluded are amounts reallowed to broker-dealers, agents and other service providers.


ADVISORY FEES CHARGED BY AIM FOR SIMILAR FUNDS IT MANAGES


     The following table provides information with respect to the annual advisory fee rates paid to A I M Advisors, Inc. by certain funds that have a similar investment objective as INVESCO VIF -- Telecommunications Fund.



                                                          TOTAL NET ASSETS
                                                            FOR THE MOST     FEE WAIVER, EXPENSE LIMITATIONS
                                                              RECENTLY        AND/OR EXPENSE REIMBURSEMENTS
                          ANNUAL RATE (BASED ON AVERAGE   COMPLETED FISCAL   FOR THE MOST RECENTLY COMPLETED
NAME OF FUND                    DAILY NET ASSETS)          PERIOD OR YEAR         FISCAL PERIOD OR YEAR
------------              -----------------------------   ----------------   -------------------------------
AIM Basic Balanced
  Fund..................  0.65% of the first $1            $  154,769,435    Waive advisory fee and/or
                          billion; 0.60% over $1                             reimburse expenses on Class A,
                          billion up to and including                        Class B and Class C to extent
                          $5 billion; 0.55% of the                           necessary to limit Total
                          excess over $5 billion                             Operating Expenses (excluding
                                                                             interest, taxes, dividends on
                                                                             short sales, extraordinary
                                                                             items and increases in expenses
                                                                             due to expense offset
                                                                             arrangements, if any) of Class
                                                                             A shares to 1.50%
AIM Blue Chip Fund......  0.75% of the first $350          $2,955,548,606    N/A
                          million; 0.625% of the excess
                          over $350 million
AIM Developing Markets
  Fund..................  0.975% of the first $500         $  243,693,078    Waive advisory fee and
                          million; 0.95% over $500                           reimburse expenses on Class A,
                          million up to and including                        Class B and Class C to extent
                          $1 billion; 0.925% over $1                         necessary to limit Total
                          billion up to and including                        Operating Expenses (excluding
                          $1.5 billion; 0.90% of the                         interest, taxes, dividends on
                          excess over $1.5 billion                           short sales, extraordinary
                                                                             items and increases in expenses
                                                                             due to expense offset
                                                                             arrangements, if any) of Class
                                                                             A shares to 2.00%

                                                          TOTAL NET ASSETS
                                                            FOR THE MOST     FEE WAIVER, EXPENSE LIMITATIONS
                                                              RECENTLY        AND/OR EXPENSE REIMBURSEMENTS
                          ANNUAL RATE (BASED ON AVERAGE   COMPLETED FISCAL   FOR THE MOST RECENTLY COMPLETED
NAME OF FUND                    DAILY NET ASSETS)          PERIOD OR YEAR         FISCAL PERIOD OR YEAR
------------              -----------------------------   ----------------   -------------------------------
AIM Diversified Dividend
  Fund..................  0.75% of the first $1            $   49,804,825    Waive advisory fee and/or
                          billion; 0.70% over $1                             reimburse expenses on Class A,
                          billion up to and including                        Class B and Class C to the
                          $2 billion; 0.625% of the                          extent necessary to limit Total
                          excess over $2 billion                             Operating Expenses (excluding
                                                                             interest, taxes, dividends on
                                                                             short sales, extraordinary
                                                                             items and increases in expenses
                                                                             due to expense offset
                                                                             arrangements, if any) of Class
                                                                             A shares to 1.00%
AIM Large Cap Basic
  Value Fund............  0.60% of the first $1            $  229,330,073    N/A
                          billion; 0.575% over $1
                          billion up to and including
                          $2 billion; 0.55% of the
                          excess over $2 billion
AIM Premier Equity
  Fund..................  0.80% of the first $150          $9,168,949,726    Waive 0.025% of advisory fee on
                          million; 0.625% of the excess                      each $5 billion increment on
                          over $150 million                                  net assets in excess of $5
                                                                             billion up to a maximum waiver
                                                                             of 0.175% on net assets in
                                                                             excess of $35 billion
AIM V.I. Blue Chip
  Fund..................  0.75% of the first $350          $  123,843,213    Waive advisory fees of Series I
                          million; 0.625% of the excess                      and II shares to the extent
                          over $350 million                                  necessary to limit the expenses
                                                                             (excluding 12b-1 plan fees, if
                                                                             any, interest, taxes, dividend
                                                                             expense on short sales,
                                                                             extraordinary items and
                                                                             increases in expenses due to
                                                                             expense offset arrangements, if
                                                                             any) of each Series to 1.30%
AIM V.I. Premier Equity
  Fund..................  0.65% of the first $250          $1,771,375,105    N/A
                          million; 0.60% of the excess
                          over $250 million


TERMS OF THE PROPOSED ADVISORY AGREEMENT

     Under the terms of the proposed advisory agreement, AIM would act as investment manager and administrator for your Fund. As investment manager, AIM would provide a continuous investment program for your Fund, including supervision of all aspects of your Fund's operations, including the investment and reinvestment of cash, securities or other properties comprising your Fund's assets and investment research and management, subject at all times to the policies and control of the Board of Directors. AIM would also provide administrative services pursuant to a Master Administrative Services Agreement.

     The proposed advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement on the part of AIM or any of its officers, directors, or employees, AIM would not be subject to liability to Company or your Fund or to any shareholders of your Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The proposed advisory agreement for your Fund would continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Board of Directors or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the affirmative vote of a majority of the directors of Company who are not interested persons of AIM or Company by votes cast in person at a meeting called for such purpose. The proposed advisory agreement provides that the Board of Directors, a majority of the outstanding voting securities of your Fund or AIM may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The proposed agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

     The proposed advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of the ordinary business expenses incurred in the operations of your Fund and the offering of its shares. These expenses borne by your Fund would include, without limitation, brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by Company on behalf of your Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to your Fund's shareholders.


     The compensation to be paid to AIM under the proposed advisory agreement would be calculated by applying annual rates to the average daily net assets of your Fund for each calendar year. The annual advisory fee rates proposed to be paid to A I M Advisors, Inc. by your Fund under the proposed advisory agreement is 0.75% of average daily net assets.



     If Proposal 4 is approved, Company will be able to take advantage of an exemptive order obtained from the SEC by AIM and certain of the AIM Funds. This exemptive order will allow your Fund and each other series portfolio of Company (each, an "Investing Fund") to invest their uninvested cash in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Investing Fund. AIM will receive advisory fees from the Affiliated Money Market Fund to the extent an Investing Fund invests uninvested cash in such Affiliated Money Market Fund. If the Board approves AIM's use of the exemptive order for Company, AIM intends to waive a portion of the advisory fees payable by each Investing Fund in an amount equal to 25% of the advisory fee AIM receives from the Affiliated Money Market Fund as a result of such Investing Fund's investment of uninvested cash in such Affiliated Money Market Fund.


     The primary differences between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM that the Board of Directors approved are to:

     - replace INVESCO with AIM as the investment advisor for your Fund;

     - move certain administrative services to an administrative services agreement with AIM;

     - expand provisions regarding broker-dealer relationships that are set forth in the current advisory agreement to make them consistent with similar provisions in other AIM advisory agreements;

     - add provisions relating to certain functions to be performed by AIM in connection with your Fund's securities lending program;

     - change certain obligations regarding payment of expenses of your Fund;

     - revise non-exclusivity provisions that are set forth in the current advisory agreement;

     - amend delegation provisions that are set forth in the current advisory agreement;

     - add to the limitation of liability provisions that are set forth in the current advisory agreement to, among other things, specifically state the limitation of liability of Company's shareholders; and

     - change the governing state law set forth in the current advisory agreement.

     Although certain terms and provisions in the current advisory agreement with INVESCO and the proposed advisory agreement with AIM are described slightly differently, there are few substantive differences between these agreements. The substantive differences are discussed below.

  ADMINISTRATIVE SERVICES

     For your Fund, the Board of Directors, in approving the proposed advisory agreement with AIM, has approved removing the provision of certain administrative services that are covered under the current advisory agreement with INVESCO, and consolidating those administrative services with your Fund's accounting and recordkeeping services in a new Master Administrative Services Agreement with AIM. The primary reason for this change is to make your Fund's agreements consistent with similar agreements for the AIM Funds. If shareholders approve the proposed advisory agreement, your Fund will continue to receive substantially the same accounting and administrative services it currently receives and at the same costs pursuant to the new Master Administrative Services Agreement. As a result, there would be no loss of services nor would there be any increase in costs borne by your Fund as a result of the transfer of administrative duties from the advisory agreement to the Master Administrative Services Agreement.

  BROKER-DEALER RELATIONSHIPS AND AFFILIATED BROKERAGE

     The current advisory agreement requires INVESCO, when selecting brokers or dealers, to first obtain the most favorable execution and price for your Fund; after fulfilling this primary requirement INVESCO may consider, as secondary factors whether such firms provide statistical research and other information to INVESCO. The proposed advisory agreement specifies that AIM's primary consideration in effecting a security transaction will be to obtain the best execution. In selecting broker-dealers to execute particular transactions, AIM will consider the best net price available, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order and the value of the expected contribution of the broker-dealer to the investment performance of Company's portfolio funds on a continuing basis. Accordingly, the price to your Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered by the broker-dealer. The broker-dealer relationship provisions of the current advisory agreement with INVESCO for your Fund do not specify these factors.

     Although AIM does not currently execute trades through brokers or dealers that are affiliated with AIM, the proposed advisory agreement includes a new provision that would permit such trades, subject to compliance with applicable federal securities laws, rules, interpretations and exemptions.

  SECURITIES LENDING


     If your Fund engages in securities lending, AIM will provide it with investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if your Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Your Fund and its shareholders may benefit from engaging in securities lending because securities lending can generate additional income for your Fund in the form of the fee that the third party borrower pays to your Fund for the use of your Fund's securities. Administrative services to be provided include:
(a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loans; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board of Directors; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board of Directors with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     In accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board of Directors must approve such participation. In addition, the Board of Directors must evaluate the securities lending arrangements annually, and must determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds.

     AIM does not receive any additional compensation for advisory services rendered in connection with securities lending activities. As compensation for the related administrative services AIM will provide, your Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to your Fund from such activities. AIM intends to waive this fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

  PAYMENT OF EXPENSES AND RESTRICTIONS ON FEES RECEIVED

     Under the current advisory agreement with INVESCO, INVESCO has the obligation to reimburse your Fund for any salaries paid by your Fund to officers, non-independent directors and employees of your Fund. Your Fund does not currently pay any such salaries. Such provision is not included in the proposed advisory agreement with AIM.

     The current advisory agreement provides that if annual fees exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to reimburse any such excess to your Fund. Such state-imposed limitations are no longer applicable because the National Securities Market Improvements Act of 1996 (NSMIA) preempted state laws under which mutual funds such as your Fund previously were regulated. Accordingly, under the proposed advisory agreement, such annual expense limitation has been removed. Removing this state-imposed annual expense limitation will not result in an increase in fees paid by your Fund.

  NON-EXCLUSIVITY PROVISIONS

     The current advisory agreement with INVESCO provides that the services furnished by INVESCO are not deemed to be exclusive and that INVESCO shall be entitled to furnish similar services to others, including other investment companies with similar objectives, and that INVESCO may aggregate orders for its other customers together with any securities of the same type to be sold or purchased for your Fund in order to obtain best execution and lower brokerage commissions. In such event, INVESCO must allocate the securities purchased or sold and the expenses incurred in the transaction in a manner it considers most equitable.

     AIM has proposed and the Board of Directors has agreed that the non-exclusivity provisions in the proposed advisory agreement with AIM should be divided into two separate provisions: one dealing with services provided by AIM to other investment accounts and the other dealing with employees of AIM. Under the new provisions, AIM will act as investment manager or advisor to fiduciary and other managed accounts and to other investment companies and accounts, including off-shore entities or accounts. The proposed advisory agreement states that whenever your Fund and one or more other investment companies or accounts advised by AIM have moneys available for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to your Fund and such other companies and accounts. Such allocation procedure may adversely affect the size of the positions obtainable and the prices realized by your Fund. The non-exclusivity provisions of the proposed advisory agreement also explicitly recognize that officers and directors of AIM may serve as officers or directors of Company, and that officers and directors of Company may serve as officers or directors of AIM to the extent permitted by law; and that officers and directors of AIM do not owe an exclusive duty to Company. As described above, unlike the current advisory agreement, the proposed advisory agreement does not require AIM to reimburse Company for any salaries paid by Company to officers, directors and full-time employees of Company who are also officers, directors or employees of AIM or its affiliates. Your Fund does not currently pay any such salaries.

  DELEGATION

     The current advisory agreement provides that INVESCO may, in compliance with applicable law and with the prior written approval of your Fund, make use of affiliated companies and their employees in connection with rendering of the services required of INVESCO. INVESCO must supervise all such services and remain fully responsible for the services provided.

     The proposed advisory agreement expands the extent to which AIM can delegate its rights, duties and obligations by expressly providing that AIM may delegate any or all of its rights, duties or obligations under the agreement to one or more sub-advisors rather than solely to certain specified advisory services. The proposed advisory agreement also provides that AIM may replace sub-advisors from time to time, in accordance with applicable federal securities laws, rules and regulations in effect or interpreted from time to time by the SEC or with exemptive orders or other similar relief. Any such delegation shall require approval by the applicable Board and the shareholders unless, in accordance with applicable federal securities laws, rules, interpretations and exemptions, AIM is not required to seek shareholder approval of the appointment of a sub-advisor. AIM currently intends to appoint INVESCO Institutional as the sub-advisor to your Fund if the shareholders approve the proposed sub-advisory agreement described under Proposal 5.


     The practical impact of this provision is that the officers and directors of AIM will not devote their full time to providing services to Company, and that they are permitted to engage in and devote time and attention to other businesses or to render services of whatever kind to other entities, including other AIM Funds.


  LIMITATION OF LIABILITY OF AIM, COMPANY AND SHAREHOLDERS

     As described above under the descriptions of the terms of the current advisory agreement and the proposed advisory agreement, respectively, both agreements provide limitation of liability for advisor. The limitation of liability provisions of the 1940 Act also apply to both INVESCO and AIM in their capacity as advisor. In addition, the proposed advisory agreement states that no series of Company shall be liable for the obligations of other series of Company and the liability of AIM to one series of Company shall not automatically render AIM liable to any other series of Company. Consistent with applicable law, the proposed advisory agreement would also include a provision stating that AIM's obligations under the agreement are not binding on any shareholders of Company individually and that shareholders are entitled to the same limitation on personal liability as shareholders of private corporations for profit. The primary reason for this change is to make your Fund's agreement consistent with similar agreements for the AIM Funds.

  STATE LAW GOVERNING THE AGREEMENT

     Questions of state law under the current advisory agreement with INVESCO are governed by the laws of Colorado. Under the proposed advisory agreement with AIM, Texas law would apply. The Board of Directors determined that, because the services under the proposed advisory agreement with AIM will primarily be provided in Texas, it was more appropriate to apply Texas law to the proposed advisory agreement.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE ADVISORY AGREEMENT


     At the request of AIM, the Board discussed the approval of the proposed advisory agreement at an in-person meeting held on December 9-10, 2003. The independent directors also discussed the approval of the proposed advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

     The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM:



     - The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to your Fund, and noted that the persons providing portfolio management services to your Fund would not change if Proposals 3 and 4 are approved by shareholders. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity trading operation. Based on its review of these and other factors, the Board concluded that AIM was qualified to provide investment advisory services to your Fund.



     - The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the proposed advisory agreement, and noted that no material changes in the level or type of services provided under the current advisory agreement with INVESCO would occur if the proposed advisory agreement is approved by the shareholders, other than the provision by AIM of certain administrative services if your Fund engages in securities lending. Based on its review and comparison of the terms of the proposed advisory agreement with AIM and the current advisory agreement with INVESCO, the Board concluded that the range of services to be provided by AIM under the proposed advisory agreement, including the provision by AIM of certain administrative services if your Fund engages in securities lending, was appropriate.



     - Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to your Fund. The Board also reviewed the proposed form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the proposed Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the proposed advisory agreement and the Master Administrative Services Agreement. Based on its review of these and other factors, the Board concluded that AIM and its affiliates were qualified to provide non-investment advisory services to your Fund, including administrative, transfer agency and distribution services.



     - The performance record of your Fund. The Board reviewed your Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of your Fund and is able, therefore, to provide advisory and administrative services to your Fund. Although INVESCO served as your Fund's investment advisor during the period over which your Fund's performance record was based, the Board compared your Fund's performance record to the performance records of funds advised by AIM with an investment objective and strategies similar to those of your Fund in reaching the conclusion that AIM is able to provide advisory and administrative services to your Fund.



     - Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for your Fund under the current advisory agreement and compared them with the advisory fees expected to be incurred under the proposed advisory agreement. The Board concluded that your Fund's projected expense ratio and advisory fees under the proposed advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the proposed advisory agreement. The advisory fee rates that are being proposed under the proposed advisory agreement, which are set forth on Exhibit J, are the same as the advisory fee rates paid to INVESCO under the current advisory agreement. The only changes in fees are the removal of the reimbursement obligation related to services provided to both your Fund and AIM by officers and directors, which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the proposed investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.



     - The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of your Fund that have already been invested, and the investment of the cash collateral is intended to benefit your Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM. Based on its review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by your Fund to AIM under the proposed advisory agreement was not excessive.



     - The terms of the proposed advisory agreement. The Board reviewed the terms of the proposed advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist your Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which your Fund operates, and that AIM should have the flexibility to operate in that environment.



     After considering the above factors, the Board concluded that it is in the best interests of your Fund and its shareholders to approve the proposed advisory agreement between Company and AIM for your Fund.



     The Board reached this conclusion after careful discussion and analysis. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.



     If approved, the proposed advisory agreement is expected to become effective on or about April 30, 2004, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve Proposal 3, the current advisory agreement with INVESCO will continue in effect for your Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 4

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                 PROPOSAL 5 --

                     APPROVAL OF NEW SUB-ADVISORY AGREEMENT

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 5?

     Proposal 5 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all funds within the INVESCO Family of Funds and AIM Funds. Your Board has approved a proposed advisory agreement under which AIM will serve as the investment advisor for your Fund, and a proposed sub-advisory agreement under which INVESCO Institutional, an affiliate of INVESCO, will serve as sub-advisor. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 5 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from the proposed sub-advisory agreement between AIM and INVESCO Institutional.

     The Board of Directors recommends that you approve the proposed sub-advisory agreement between AIM and INVESCO Institutional for your Fund. The Board of Directors is asking you to vote on this proposed sub-advisory agreement because the proposed sub-advisory agreement for your Fund may only be entered into with shareholder approval. The form of the proposed Master Intergroup Sub-Advisory Contract for Mutual Funds between AIM and INVESCO Institutional for your Fund is at Appendix VI.

     At an in-person meeting of the Board of Directors held on December 9-10, 2003, the Board of Directors, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed sub-advisory agreement for your Fund.

THE PROPOSED SUB-ADVISOR FOR YOUR FUND


     INVESCO Institutional is an indirect wholly owned subsidiary of AMVESCAP. A list of the names, addresses and principal occupations of the principal executive officer and directors of INVESCO Institutional (N.A.), Inc., all of whose business address is 1360 Peachtree Street, Atlanta, Georgia 30309.



                                   POSITION WITH INVESCO
NAME AND ADDRESS                INSTITUTIONAL (N.A.), INC.         PRINCIPAL OCCUPATION
----------------                --------------------------         --------------------
John D. Rogers...............  Director, Chairman, President   Chief Executive Officer,
                               and Chief Executive Officer     AMVESCAP PLC -- INVESCO
                                                               Division
David A. Hartley.............  Director and Chief Financial    Chief Financial Officer,
                               Officer                         INVESCO Division


POSITIONS WITH INVESCO INSTITUTIONAL HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     None of the directors or executive officers of Company also are directors and/or officers of INVESCO Institutional.

TERMS OF THE PROPOSED SUB-ADVISORY AGREEMENT

     Under the proposed sub-advisory agreement between AIM and INVESCO Institutional, INVESCO Institutional will provide general investment advice and portfolio management to your Fund and, subject to the supervision of the directors of Company and AIM and in conformance with the stated policies of your Fund, INVESCO Institutional will manage the investment operations of your Fund. INVESCO Institutional will not only make investment decisions for your Fund, but will also place the purchase and sale orders for the portfolio transactions of your Fund. INVESCO Institutional may purchase and sell portfolio securities from and to brokers and dealers who sell shares of your Fund or provide your Fund, AIM's other clients or INVESCO Institutional's other clients with research, analysis, advice and similar services. INVESCO Institutional may pay to brokers and dealers, in return for such research and analysis, a higher commission or spread than may be charged by other brokers and dealers, subject to INVESCO Institutional determining in good faith that such commission or spread is reasonable in terms either of the particular transaction or of the overall responsibility of AIM and INVESCO Institutional to your Fund and their other clients and that that the total commissions or spreads paid by each fund will be reasonable in relation to the benefits to the fund over the long term.

     Specifically, INVESCO Institutional will be required to perform the following services under the proposed sub-advisory agreement:

     - To provide a continuous investment program for your Fund, including investment research and management, with respect to all of your Fund's assets in conformity with (i) Company's Articles of Incorporation, bylaws and registration statement, and (ii) the requirements of the 1940 Act, the rules thereunder, and all other applicable federal and state laws and regulations;

     - To determine what securities and other investments are to be purchased or sold for your Fund and the brokers and dealers through whom trades will be executed;

     - Whenever INVESCO Institutional simultaneously places orders to purchase or sell the same security on behalf of your Fund and one or more accounts advised by INVESCO Institutional, to allocate as to price and amount among all such accounts in a manner believed to be equitable to each account; and

     - To maintain all books and records with respect to the securities transactions of your Fund in compliance with the requirements of the 1940 Act and to furnish the Board of Directors and AIM with periodic and special reports as the Board of Directors or AIM reasonably may request.


     The proposed sub-advisory agreement will continue from year to year for your Fund only if such continuance is specifically approved at least annually by
(i) the Board of Directors or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the vote of a majority of independent directors cast at a meeting called for such purpose. The proposed sub-advisory agreement is terminable on 60 days' written notice by either party thereto, by the Board of Directors, or by a vote of a majority of the outstanding voting securities of your Fund, and will terminate automatically if assigned.



     AIM proposes to pay INVESCO Institutional as full compensation for all investment advisory services rendered to INVESCO VIF -- Telecommunications Fund, a sub-advisory fee. Such fee shall be computed daily and paid monthly, at the rate of 40% of AIM's compensation on the sub-advised assets per year, on or before the last day of the next succeeding calendar month.



ADVISORY FEES CHARGED BY INVESCO INSTITUTIONAL FOR SIMILAR TYPES OF ACCOUNTS FOR WHICH IT SERVES AS ADVISOR



     The following table provides information with respect to the annual advisory fee rates paid to INVESCO Institutional (N.A.), Inc. by certain types of accounts that have a similar investment objective as your Fund.



INVESCO Capital Management
Group ("ICM").................   The fees for investment advisory services
                                 offered by this Group vary, with all fees being negotiable beyond the minimum fee of $50,000.
                                 The following is a representative fee schedule for ICM's services for equity or balanced account management: 0.75% on the first $10 million dollars of assets under management; 0.50% on the next $10 million; and 0.25% thereafter.
                                 Break points in pricing are offered as the total amount of assets under management increases.



INVESCO National Asset
Management ("NAM")............   NAM Division's basic annual fee is as follows:
                                 For Core Multiple Attribute Equity, Growth
                                 Multiple Attribute Equity, and Premier Growth
                                 Multiple Attribute Equity accounts, .75 of 1%
                                 of the market value of assets up to $10
                                 million, .50 of 1% of the market value of assets on the next $40 million, .40 of 1% of the market value of assets on the next $50 million, and .25 of 1% of the market value of assets above $100 million. For Mid Cap Multiple
                                 Attribute Equity and Growth Mid Cap Multiple
                                 Attribute Equity accounts, .85 of 1% of the market value of assets up to $10 million, .60 of 1% of the market value of assets on the next
                                 $40 million, .50 of 1% of the market value of assets on the next $50 million, and .35 of 1%
                                 of the market value of assets above $100 million. For balances accounts, .65 of 1% of the market value of assets up to $10 million, .40 of 1% of the market value of assets on the next $40 million, .30 of 1% of the market value of assets on the next $50 million, and .20 of 1% of the market value of assets above $100 million. The NAM Division reserves the right to negotiate fees from the above schedules.



                                 The NAM Groups serves as an advisor or
                                 sub-advisor to mutual funds. The fees for such services are negotiated separately.



INVESCO Structured
  Products Group ("SPG").......  Structured Equity               Enhanced Index
                                 0.60% on the first $25,000,000  0.30% on the first $25,000,000
                                 0.45% on the next $25,000,000   0.25% on the next $50,000,000
                                 0.35% on the next $50,000,000   0.20% on the next $125,000,000
                                 0.25% on the next $300,000,000  0.10% on the next $300,000,000
                                 0.10% thereafter                0.05% thereafter
                                 Market Neutral (Base Fee):      TAA
                                 0.30% on the first $50,000,000  0.75% on the first $10,000,000
                                 0.20% on the next $100,000,000  0.50% on the next $25,000,000
                                 0.10% thereafter                0.35% on the next $65,000,000
                                 Market Neutral (Performance     0.30% on the next $150,000,000
                                 Fee):                           0.20% on the next $300,000,000
                                 Hurdle agreed upon benchmark    0.10% on the next $450,000,000
                                 Percent Profit Share 20%        0.05% thereafter



FEE COMPUTATION AND RELATED MATTERS



     Fees may be negotiated on a basis that differs from the schedules above, if circumstances warrant. Such circumstances may include, without limitation, specialized guidelines for the products listed in the basic fee schedule, performance fee arrangements entered into with a particular client (consistent with the requirements of applicable law, including the Investment Advisers Act of 1940, as amended, and ERISA), clients with multiple accounts or relationships with Registrant and its affiliates, off-shore relationships, and account size. Fee schedules for the SPG products for institutional accounts are typically negotiated individually with institutional clients.

INVESCO Multiple Asset
Strategies Group ("MAS")......   Fees for the Global Balanced product family
                                 vary depending on mandate complexity. All fees are negotiable above a minimum fee of $150,000.
                                 The following is a representative fee schedule for MAS services: 0.80% on the first $25 million of assets under management; 0.60% on the next $25 million; 0.50% on the next $50 million; and negotiable thereafter. The group also negotiates performance-based fees.


FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE PROPOSED SUB-ADVISORY
AGREEMENT

     At the request of AIM and INVESCO Institutional, the Board of Directors discussed the approval of the proposed sub-advisory agreement at an in-person meeting held on December 9-10, 2003. The independent directors also discussed the approval of the proposed sub-advisory agreement with independent counsel prior to that meeting. In evaluating the proposed sub-advisory agreement, the Board of Directors requested and received information from AIM to assist in its deliberations.


     The Board of Directors considered the following factors in determining the reasonableness and fairness of the proposed sub-advisory agreement between AIM and INVESCO Institutional for your Fund:



     - The range of sub-advisory services provided by INVESCO
       Institutional. The Board reviewed the services to be provided by INVESCO Institutional under the proposed sub-advisory agreement, and noted that, if the proposed sub-advisory agreement is approved by shareholders, the level and type of investment advisory services under the proposed sub-advisory agreement will be comparable to those currently provided by INVESCO under Company's current advisory agreement with INVESCO. Based on its review and comparison of the terms of the proposed sub-advisory agreement with INVESCO Institutional and the current advisory agreement with INVESCO, the Board concluded that the range of services to be provided by INVESCO Institutional under the proposed sub-advisory agreement was appropriate.



     - The fees payable to INVESCO Institutional for its services. The Board noted that if the proposed sub-advisory agreement is approved, INVESCO Institutional will receive compensation based on that portion of the assets of your Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO Institutional. The Board also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on your Fund, since the fees are payable by AIM. The Board concluded that the sub-advisory fees under the proposed sub-advisory agreement were fair and reasonable in light of the sub-advisory services to be provided by INVESCO Institutional under the proposed sub-advisory agreement.



     - The performance record of your Fund. The Board reviewed the performance record of your Fund and noted that the same portfolio management team will be providing investment advisory services to your Fund under the proposed sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to your Fund, after considering performance information that it received during the past year from INVESCO.



     - The profitability of INVESCO Institutional. The Board considered information concerning the profitability of INVESCO Institutional's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the proposed sub-advisory fees are less than the advisory fees currently received by INVESCO under the current advisory agreement, but that INVESCO Institutional assured the Board that such reduction would not affect the nature or quality of the services provided by it to your Fund. Based on its review of the profitability of INVESCO Institutional's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by your Fund to INVESCO Institutional under the proposed sub-advisory agreement was not excessive.


     - The terms of the proposed agreement. The Board of Directors reviewed the terms of the proposed agreement. The Board of Directors determined that this new agreement reflects the current environment in which your Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.

     After considering the above factors, the Board of Directors concluded that it is in the best interests of your Fund and its shareholders to approve the proposed sub-advisory agreement between AIM and INVESCO Institutional for your Fund.

     The Board of Directors reached this conclusion after careful discussion and analysis. The Board of Directors believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed sub-advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.


     If approved, the proposed sub-advisory agreement is expected to become effective on or about April 30, 2004, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve both Proposals 4 and 5, the current advisory agreement with INVESCO will continue in effect for your Fund and AIM and INVESCO Institutional will not enter into the proposed sub-advisory agreement for your Fund.


THE BOARD'S RECOMMENDATION ON PROPOSAL 5

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                 PROPOSAL 6 --

     APPROVAL OF THE PLAN TO REDOMESTICATE EACH SERIES PORTFOLIO OF COMPANY
           AS A NEW SERIES PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 6?

     Proposal 6 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     Company currently is organized as a Maryland corporation. AMVESCAP has identified each series portfolio of Company as appropriate to be redomesticated as a new series portfolio of the AIM Trust, an existing open-end management investment company organized as a statutory trust under the Delaware Statutory Trust Act.

     If Proposal 1 is approved by shareholders of your Fund, your Fund will be combined with Buying Fund and will not be redomesticated as a new series portfolio of the AIM Trust. You are being asked to approve Proposal 6 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from redomesticating as a new series portfolio of the AIM Trust.

     The Board of Directors has approved the Plan, which provides for a series of transactions to convert your Fund and each other series portfolio of Company (each, a "Current Fund") to a corresponding series (a "New Fund") of the AIM Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). A form of the Plan relating to the proposed Redomestication is set forth in Appendix VII.

     Approval of the Plan requires the affirmative vote of a majority of the issued and outstanding shares of Company. The Board of Directors is soliciting the proxies of the shareholders of your Fund to vote on the Plan with this Proxy Statement/Prospectus. The Board of Directors is soliciting the proxies of the shareholders of Company's other series portfolios to vote on the Plan with a separate proxy statement.

     The Redomestication is being proposed primarily to provide Company with greater flexibility in conducting its business operations. The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. As described below, the AIM Trust's Declaration of Trust differs from Company's Articles of Incorporation in certain respects that are expected to improve Company's and each Current Fund's operations. The AIM Trust, like Company, operates as an open-end management investment company registered with the SEC under the 1940 Act. If Proposal 6 is not approved by Company's shareholders, Company will continue to operate as a Maryland corporation.

REASONS FOR THE PROPOSED REDOMESTICATION

     The Redomestication is being proposed because, as noted above, INVESCO and the Board of Directors believe that the Delaware statutory trust organizational form offers a number of advantages over the Maryland corporate organizational form. As a result of these advantages, the Delaware statutory trust organizational form has been increasingly used by mutual funds, including the majority of the funds within the AIM Family of Funds.

     The Delaware statutory trust organizational form offers greater flexibility than the Maryland corporate form. A Maryland corporation is governed by the detailed requirements imposed by Maryland corporate law and by the terms of its Articles of Incorporation. A Delaware statutory trust is subject to fewer statutory requirements. The AIM Trust is governed primarily by the terms of its Declaration of Trust. In particular, the AIM Trust has greater flexibility to conduct business without the necessity of engaging in expensive proxy solicitations to shareholders. For example, under Maryland corporate law, amendments to Company's Articles of Incorporation would typically require shareholder approval. Under Delaware law, unless the Declaration of Trust of a Delaware statutory trust provides otherwise, amendments to it may be made without first obtaining shareholder approval. In addition, unlike Maryland corporate law, which restricts the delegation of a board of directors' functions, Delaware law permits the board of trustees of a Delaware statutory trust to delegate certain of its responsibilities. For example, the board of trustees of a Delaware statutory trust may delegate the responsibility of declaring dividends to duly empowered committees of the board or to appropriate officers. Finally, Delaware law permits the trustees to adapt a Delaware statutory trust to future contingencies. For example, the trustees may, without a shareholder vote, change a Delaware statutory trust's domicile or organizational form. In contrast, under Maryland corporate law, a company's board of directors would be required to obtain shareholder approval prior to changing domicile or organizational form.

     The Redomestication will also have certain other effects on Company, its shareholders and management, which are described below under the heading "The AIM Trust Compared to Company."

WHAT THE PROPOSED REDOMESTICATION WILL INVOLVE

     To accomplish the Redomestication, each New Fund has been established as a series portfolio of the AIM Trust. On the closing date, each Current Fund will transfer all of its assets to the corresponding classes of the corresponding New Fund in exchange solely for a number of full and fractional classes of shares of the New Fund equal to the number of full and fractional shares of common stock of the corresponding classes of the Current Fund then outstanding and the New Fund's assumption of the Current Fund's liabilities. Immediately thereafter, each Current Fund will distribute those New Fund shares to its shareholders in complete liquidation of such Current Fund. Upon completion of the Redomestication, each shareholder of each Current Fund will be the owner of full and fractional shares of the corresponding New Fund equal in number and aggregate net asset value to the shares he or she held in the Current Fund. As soon as practicable after the consummation of the Redomestication, each Current Fund will be terminated and Company will be dissolved as a Maryland corporation.

     The obligations of Company and the AIM Trust under the Plan are subject to various conditions stated therein. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the closing of the Redomestication by action of the Board of Directors, notwithstanding the approval of the Plan by the shareholders of any Current Fund. However, no amendments may be made that would materially adversely affect the interests of shareholders of any Current Fund. Company and the AIM Trust may at any time waive compliance with any condition contained in the Plan, provided that the waiver does not materially adversely affect the interests of shareholders of any Current Fund.

     The Plan authorizes Company to acquire one share of each class of each New Fund and, as the sole shareholder of each New Fund prior to the Redomestication, to do each of the following:

     - Approve with respect to each New Fund a new investment advisory agreement with AIM with an effective date of the closing date of the Redomestication that will be substantially identical to that described in Proposal 4. Information on the new advisory agreement, including a description of the differences between it and Company's current advisory agreement, is set forth above under Proposal 4. If Proposal 4 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an investment advisory agreement with INVESCO that is substantially identical to such Current Fund's existing investment advisory agreement with INVESCO.

     - Approve with respect to each New Fund a new sub-advisory agreement between AIM and INVESCO Institutional with an effective date of the closing date of the Redomestication that will be substantially identical to that described in Proposal 5. Information on the new sub-advisory agreement is set forth above under Proposal 5. If Proposal 5 is not approved by shareholders of a Current Fund, Company will not approve a sub-advisory agreement between AIM and INVESCO Institutional for the corresponding New Fund.

     - Assuming that Proposal 4 is approved by shareholders, approve with respect to each New Fund a new administrative services agreement with AIM with an effective date of the closing date of the Redomestication that will be substantially identical to the new administrative services agreement with AIM that will be entered into by Company if shareholders approve Proposal 4. If Proposal 4 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an administrative services agreement with AIM that is substantially identical to such Current Fund's existing administrative services agreement with INVESCO.

     - Approve with respect to each New Fund a distribution agreement with AIM Distributors. The proposed distribution agreement will provide for substantially identical distribution services as currently provided to each corresponding Current Fund by INVESCO Distributors, Inc.

     - Approve a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Series II Shares of each New Fund that will be substantially identical to the corresponding Current Fund's distribution plan for the Series II Shares.

     - Approve with respect to each New Fund a custodian agreement with State Street Bank and Trust Company and a transfer agency and servicing agreement with AIM Investment Services, Inc., each of which currently provides such services to the corresponding Current Fund, and a multiple class plan pursuant to Rule 18f-3 of the 1940 Act which will be substantially identical to the multiple class plan that has been approved by the Board of Directors for the corresponding Current Fund and which is expected to become effective prior to the consummation of the Redomestication.


     - Ratify the selection of PricewaterhouseCoopers LLP, the accountants for each Current Fund, as the independent public accountants for each New Fund. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits."


     - Approve such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end management investment company.

     The AIM Trust's transfer agent will establish for each shareholder an account containing the appropriate number of shares of each class of each New Fund. Such accounts will be identical in all respects to the accounts currently maintained by Company's transfer agent for each shareholder of the Current Funds. Shares held in the Current Fund accounts will automatically be designated as shares of the New Funds. Certificates for Current Fund shares issued before the Redomestication will represent shares of the corresponding New Fund after the Redomestication. Shareholders of the New Funds will not have the right to demand or require the AIM Trust to issue share certificates. Any account options or privileges on accounts of shareholders under the Current Funds will be replicated on the New Fund account. No sales charges will be imposed in connection with the Redomestication.

     Assuming your approval of Proposal 6, Company currently contemplates that the Redomestication will consummated on or about April 30, 2004.

THE FEDERAL INCOME TAX CONSEQUENCES OF THE REDOMESTICATION

     Company and the AIM Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Redomestication will qualify as a "reorganization" within the meaning of Section 368(a) of the Code. Accordingly, the Current Funds, the New Funds and the shareholders of the New Funds will recognize no gain or loss for Federal income tax purposes as a result of the Redomestication. Shareholders of the Current Funds should consult their tax advisers regarding the effect, if any, of the Redomestication in light of their individual circumstances and as to state and local consequences, if any, of the Redomestication.

APPRAISAL RIGHTS

     Appraisal rights are not available to shareholders. However, shareholders retain the right to redeem their shares of the Current Funds or the New Funds, as the case may be, at any time before or after the Redomestication.

THE AIM TRUST COMPARED TO COMPANY

  STRUCTURE OF THE AIM TRUST

     The AIM Trust is an existing statutory trust established under the laws of the State of Delaware by filing of a certificate of trust in the office of the Secretary of State of Delaware. The AIM Trust has established new series portfolios corresponding to and having identical designations as the series portfolios of Company. The AIM Trust has also established classes with respect to each New Fund corresponding to and having identical designations as the classes of each Current Fund. Each New Fund will have the same investment objectives, policies, and restrictions as its predecessor Current Fund. The AIM Trust's fiscal year is the same as that of Company. The New Funds will not have any operations prior to the Redomestication. Initially, Company will be the sole shareholder of the New Funds.

     As a Delaware statutory trust, the AIM Trust's operations are governed by its Declaration of Trust and Amended and Restated Bylaws and applicable Delaware law rather than by Company's Articles of Incorporation and Amended and Restated Bylaws and applicable Maryland law. Certain differences between the two domiciles and organizational forms are summarized below. The operations of the AIM Trust will continue to be subject to the provisions of the 1940 Act and the rules and regulations thereunder.

  TRUSTEES OF THE AIM TRUST

     Subject to the provisions of the Declaration of Trust, the business of the AIM Trust is managed by its trustees, who have all powers necessary or convenient to carry out their responsibilities. The responsibilities, powers, and fiduciary duties of the trustees of the AIM Trust are substantially the same as those of the directors of Company.

  SHARES OF THE AIM TRUST

     The beneficial interests in the New Funds will be represented by transferable shares, par value $0.001 per share. Shareholders do not have the right to demand or require the AIM Trust to issue share certificates. The trustees have the power under the Declaration of Trust to establish new series and classes of shares; Company's directors currently have a similar right. The Declaration of Trust permits the trustees to issue an unlimited number of shares of each class and series. Company is authorized to issue only the number of shares specified in the Articles of Incorporation and may issue additional shares only with Board approval and after payment of a fee to the State of Maryland on any additional shares authorized.

     Your Fund currently has the classes of shares set forth in Exhibit A. The AIM Trust has established for each New Fund the classes that currently exist for its predecessor Current Fund. Except as discussed in this Proxy Statement/Prospectus, shares of each class of each New Fund will have rights, privileges, and terms substantially similar to those of the corresponding class of the Current Fund.

     For a discussion of certain differences between and among Company's Articles of Incorporation and Amended and Restated Bylaws and Maryland law and the AIM Trust's Declaration of Trust and Amended and Restated Bylaws and Delaware law, see "Rights of Shareholders" in Proposal 1 above. The foregoing discussion and the discussion under the caption "Rights of Shareholders" in Proposal 1 above is only a summary of certain differences and is not a complete description of all the differences. Shareholders should refer to the provisions of the governing documents of Company and the AIM Trust and state law directly for a more thorough comparison. Copies of the Articles of Incorporation and Amended and Restated Bylaws of Company and of the Declaration of Trust and the AIM Trust's Amended and Restated Bylaws are available to shareholders without charge upon written request to Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 6

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

               INFORMATION ABOUT THE SPECIAL MEETINGS AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board of Trustees and the Board of Directors are soliciting your proxy to vote at the Special Meetings and at any adjournments of the Special Meetings. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meetings. However, you do not need to attend the Special Meetings to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card.


     The AIM Trust and Company each intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about February 26, 2004 to all shareholders entitled to vote. Shareholders of record as of the close of business on January 9, 2004 (the "Record Date") are entitled to vote at the Special Meetings. The number of shares outstanding of each class of shares of each Fund on the Record Date can be found at Exhibit L. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.


TIME AND PLACE OF SPECIAL MEETINGS


     We are holding the Special Meetings at 11 Greenway Plaza, Suite 100, Houston, Texas 77046 on April 2, 2004, at 3:00 p.m., Central Time.


VOTING IN PERSON


     If you do attend the Special Meeting and wish to vote in person, you must bring a letter from the insurance company that issued your variable annuity or variable life contract, indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 952-3502 if you plan to attend the Special Meeting.


VOTING BY PROXY

     Whether you plan to attend the Special Meetings or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meetings and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meetings, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board of Trustees or the Board of Directors, as applicable, as follows and in accordance with management's recommendation on other matters:

     For shareholders of AIM Fund:

     - FOR the proposal to approve the Agreement for your Fund.

     - FOR the election of all 16 nominees for trustee.

     For shareholders of INVESCO Fund:

     - FOR the proposal to approve the Agreement for your Fund.

     - FOR the election of all 16 nominees for director.

     - FOR the proposal to approve a new investment advisory agreement with AIM for your Fund.

     - FOR the proposal to approve a new investment sub-advisory agreement between AIM and INVESCO Institutional for your Fund.

     - FOR the proposal to approve the Plan.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meetings.


     If you have given voting instructions you may revoke them only through and in accordance with the procedures of the applicable life insurance company prior to the date of the Special Meeting. In addition, although merely attending the Special Meetings will not revoke your proxy, if you are present at the Special Meetings you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meetings in the discretion of the proxies or their substitutes.


QUORUM REQUIREMENT AND ADJOURNMENT


     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposals 1, 4 and 5 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting for your Fund in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy.


     Abstentions and broker non-votes will count as shares present at the Special Meetings for purposes of establishing a quorum.

     If a quorum is not present at a Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL


     Proposals 1, 4 and 5. Approval of Proposals 1, 4 and 5 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposals 1, 4 and 5 because approval of Proposals 1, 4 and 5 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.



     Proposals 2 and 3. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees or directors, as applicable, meaning that the nominee with the most affirmative votes for a particular slot is elected for that slot. Since the election for trustees or directors, as applicable, is uncontested, the plurality requirement is not a factor. In other words, each nominee needs just one vote to be elected trustee or directors, as applicable. Abstentions will not count as votes cast and will have no effect on the outcome of this proposal.



     Proposal 6. Approval of Proposal 6 requires the affirmative vote of a majority of the issued and outstanding shares of Company. Abstentions are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of the outstanding voting securities.


PROXY SOLICITATION

     The AIM Trust and Company will solicit proxies for the Special Meetings. The AIM Trust and Company expect to solicit proxies principally by mail, but the AIM Trust and Company may also solicit proxies by telephone, facsimile or personal interview. The AIM Trust's and Company's officers will not receive any additional or special compensation for any such solicitation. AMVESCAP or one of its subsidiaries, on behalf of either AIM or INVESCO, will bear the costs and expenses incurred in connection with the Reorganizations, including solicitation costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meetings other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meetings, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to the AIM Trust or Company at the address set forth on the first page of this Proxy
Statement/Prospectus. To be considered for presentation at a meeting of shareholders, the AIM Trust or Company, as applicable, must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee of the AIM Trust, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the Board -- Governance Committee."

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a director, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the
Boards -- Governance Committee."

OWNERSHIP OF SHARES


     A list of the name, address and percent ownership of each person who, as of January 9, 2004, to the knowledge of the AIM Trust owned 5% or more of any class of the outstanding shares of AIM Fund can be found at Exhibit E.



     A list of the name, address and percent ownership of each person who, as of January 9, 2004, to the knowledge of Company owned 5% or more of any class of the outstanding shares of INVESCO Fund can be found at Exhibit F.



     A list of the name, address and percent ownership of each person who, as of January 9, 2004, to the knowledge of Company owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit G.

                         INDEPENDENT PUBLIC ACCOUNTANTS



     The Audit Committee of the Board of Trust has appointed Tait, Weller & Baker ("TWB") as Trust's independent public accountants for the fiscal year ending December 31, 2004. The financial statements should be read in conjunction with the disclosures in this Proxy Statement under the heading "Certain Civil Proceedings and Lawsuits." A representative of TWB is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee has considered whether the provision of the services below is compatible with maintaining TWB's independence. The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to Trust ("AIM Affiliates"), that were not required to be pre-approved pursuant to SEC regulations is compatible with maintaining TWB's independence. A copy of the Audit Committee's Pre-Approval of Audit and Non-Audit Services Policies and Procedures is at Appendix VIII.



FEES BILLED BY TWB RELATED TO TRUST



     TWB billed Trust aggregate fees for services rendered to Trust for the last two fiscal years as follows:



                                                    PERCENTAGE OF FEES                      PERCENTAGE OF FEES
                                                     BILLED APPLICABLE                      BILLED APPLICABLE
                                                       TO NON-AUDIT                            TO NON-AUDIT
                                                     SERVICES PROVIDED                      SERVICES PROVIDED
                                  FEES BILLED FOR    IN 2003 PURSUANT     FEES BILLED FOR    IN 2002 PURSUANT
                                     SERVICES          TO WAIVER OF          SERVICES          TO WAIVER OF
                                    RENDERED TO        PRE-APPROVAL       RENDERED TO THE      PRE-APPROVAL
                                   TRUST IN 2003     REQUIREMENT(1)(2)     TRUST IN 2002    REQUIREMENT(1)(2)
                                  ---------------   -------------------   ---------------   ------------------
Audit Fees......................     $233,000               N/A              $209,200              N/A
Audit-Related Fees..............     $      0                 0%             $      0              N/A
Tax Fees(3).....................     $ 40,000                 0%             $ 36,000              N/A
All Other Fees..................     $      0                 0%             $      0              N/A
                                     --------                                --------
Total Fees......................     $273,000               N/A              $245,000              N/A



TWB billed Trust aggregate non-audit fees of $40,000 for the fiscal year ended 2003, and $36,000 for the fiscal year ended 2002, for non-audit services rendered to Trust.

---------------


(1) Prior to May 6, 2003, the Trust's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.



(2) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Trust at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to the Trust during a fiscal year; and (iii) such services are promptly approved by the Trust's Audit Committee prior to the completion of the audit by the Audit Committee.



(3) Tax Fees for the fiscal year ended December 31, 2003 includes fees billed for reviewing tax returns. Tax Fees for the fiscal year ended December 31, 2002 includes fees billed for reviewing tax returns.

FEES BILLED BY TWB RELATED TO AIM AND AIM AFFILIATES



     TWB billed AIM and AIM Affiliates aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:



                                                   PERCENTAGE OF FEES                             PERCENTAGE OF FEES
                          FEES BILLED FOR NON-     BILLED APPLICABLE     FEES BILLED FOR NON-     BILLED APPLICABLE
                         AUDIT SERVICES RENDERED      TO NON-AUDIT      AUDIT SERVICES RENDERED      TO NON-AUDIT
                             TO AIM AND AIM        SERVICES PROVIDED        TO AIM AND AIM        SERVICES PROVIDED
                         AFFILIATES IN 2003 THAT    IN 2003 PURSUANT    AFFILIATES IN 2002 THAT    IN 2002 PURSUANT
                           WERE REQUIRED TO BE        TO WAIVER OF        WERE REQUIRED TO BE        TO WAIVER OF
                         PRE-APPROVED BY TRUST'S      PRE-APPROVAL      PRE-APPROVED BY TRUST'S      PRE-APPROVAL
                           AUDIT COMMITTEE(1)      REQUIREMENT(2)(3)      AUDIT COMMITTEE(1)      REQUIREMENT(2)(3)
                         -----------------------   ------------------   -----------------------   ------------------
Audit Related Fees.....            $0                      0%                     N/A                    N/A
Tax Fees...............            $0                      0%                     N/A                    N/A
All Other Fees.........            $0                      0%                     N/A                    N/A
                                   --
Total Fees.............            $0                                             N/A                    N/A



TWB billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2003, and $0 for the fiscal year ended 2002, for non-audit services rendered to AIM and AIM Affiliates.



     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM, and any entity controlling, controlled by or under common control with INVESCO that provides ongoing services to the Trust ("AIM Affiliates"), that were not required to be pre-approved pursuant to SEC regulations is compatible with maintaining TWB's independence. The Audit Committee determined that the provision of such services is compatible with TWB maintaining independence with respect the Trust.

---------------


(1) Prior to May 6, 2003, the Trust's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.



(2) Prior to May 6, 2003, the Trust's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.



(3) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Trust at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to the Trust during a fiscal year; and (iii) such services are promptly approved by the Trust's Audit Committee prior to the completion of the audit by the Audit Committee.



                         INDEPENDENT PUBLIC ACCOUNTANTS



     The Audit Committee of the Board of Company has appointed PricewaterhouseCoopers LLP ("PwC") as Company's independent public accountants for the fiscal year ending December 31, 2004. The financial statements should be read in conjunction with the disclosure in this Proxy Statement under the heading "Certain Civil Proceedings and Lawsuits." A representative of PwC is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee has considered whether the provision of the services below is compatible with maintaining PwC's independence. The Audit Committee also has considered whether the provision of non-audit services that were rendered to INVESCO, and any entity controlling, controlled by or under common control with INVESCO that provides ongoing services to Company ("INVESCO Affiliates"), that were not required to be pre-approved pursuant to SEC regulations is compatible with maintaining PwC's independence. A copy of the Audit Committee's Pre-Approval of Audit and Non-Audit Services Policies and Procedures is at Appendix VIII.

FEES BILLED BY PWC RELATED TO THE COMPANY



     PwC billed Company aggregate fees for services rendered to Company for the last two fiscal years as follows:



                                                                                                 PERCENTAGE OF
                                                                                                  FEES BILLED
                                                     PERCENTAGE OF FEES                          APPLICABLE TO
                                                    BILLED APPLICABLE TO                           NON-AUDIT
                                                     NON-AUDIT SERVICES                        SERVICES PROVIDED
                                 FEES BILLED FOR      PROVIDED IN 2003      FEES BILLED FOR    IN 2002 PURSUANT
                                SERVICES RENDERED    PURSUANT TO WAIVER    SERVICES RENDERED   TO WAIVER OF PRE-
                                 TO THE COMPANY       OF PRE-APPROVAL       TO THE COMPANY         APPROVAL
                                     IN 2003         REQUIREMENT(1)(2)          IN 2002        REQUIREMENT(1)(2)
                                -----------------   --------------------   -----------------   -----------------
Audit Fees....................      $240,566                N/A                $196,700               N/A
Audit-Related Fees(3).........      $      0                  0%               $    508               N/A
Tax Fees(4)...................      $ 37,700                  0%               $ 33,180               N/A
All Other Fees(5).............      $      0                  0%               $    811               N/A
                                    --------                                   --------
Total Fees....................      $278,266                N/A                $231,199               N/A



     PwC billed Company aggregate non-audit fees of $37,700 for the fiscal year ended 2003, and $34,499 for the fiscal year ended 2002, for non-audit services rendered to Company.

---------------


(1) Prior to May 6, 2003, Company's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.



(2) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by Company at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to Company during a fiscal year; and (iii) such services are promptly approved by Company's Audit Committee prior to the completion of the audit by the Audit Committee.



(3) Audit-Related Fees for the fiscal year ended December 31, 2003 includes fees billed for completing agreed upon procedures to report on inter-fund lending.



(4) Tax Fees for the fiscal year ended December 31, 2003 includes fees billed for reviewing tax returns. Tax Fees for the fiscal year ended December 31, 2002 includes fees billed for reviewing tax returns and consultation services.



(5) All Other Fees for the fiscal year ended December 31, 2002 includes fees billed for services requested by the Company's Board related to service fees paid to affiliates.

FEES BILLED BY PWC RELATED TO INVESCO AND INVESCO AFFILIATES



     PwC billed INVESCO and INVESCO Affiliates aggregate fees for pre-approved non-audit services rendered to INVESCO and INVESCO Affiliates for the last two fiscal years as follows:



                        FEES BILLED FOR NON-                             FEES BILLED FOR NON-
                           AUDIT SERVICES                                   AUDIT SERVICES
                         RENDERED TO INVESCO      PERCENTAGE OF FEES      RENDERED TO INVESCO      PERCENTAGE OF FEES
                             AND INVESCO         BILLED APPLICABLE TO         AND INVESCO         BILLED APPLICABLE TO
                       AFFILIATES IN 2003 THAT    NON-AUDIT SERVICES    AFFILIATES IN 2002 THAT    NON-AUDIT SERVICES
                         WERE REQUIRED TO BE       PROVIDED IN 2003       WERE REQUIRED TO BE       PROVIDED IN 2002
                           PRE-APPROVED BY        PURSUANT TO WAIVER        PRE-APPROVED BY        PURSUANT TO WAIVER
                           COMPANY'S AUDIT         OF PRE-APPROVAL          COMPANY'S AUDIT         OF PRE-APPROVAL
                            COMMITTEE(1)          REQUIREMENT(2)(3)          COMMITTEE(1)          REQUIREMENT(2)(3)
                       -----------------------   --------------------   -----------------------   --------------------
Audit-Related Fees...             $0                       0%                     N/A                     N/A
Tax Fees.............             $0                       0%                     N/A                     N/A
All Other Fees.......             $0                       0%                     N/A                     N/A
                                  --
Total Fees...........             $0                     N/A                      N/A                     N/A



     PwC billed INVESCO and INVESCO Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2003, and $31,500 for the fiscal year ended 2002, for non-audit services rendered to INVESCO and INVESCO Affiliates.



     The Audit Committee also has considered whether the provision of non-audit services that were rendered to INVESCO, and any entity controlling, controlled by or under common control with INVESCO that provides ongoing services to the Registrant ("INVESCO Affiliates"), that were not required to be pre-approved pursuant to SEC regulations is compatible with maintaining PwC's independence. The Audit Committee determined that the provision of such services is compatible with PwC maintaining independence with respect the Registrant.

---------------


(1) Prior to May 6, 2003, Company's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to INVESCO and INVESCO Affiliates.



(2) Prior to May 6, 2003, Company's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.



(3) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by Company at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to Company during a fiscal year; and (iii) such services are promptly approved by Company's Audit Committee prior to the completion of the audit by the Audit Committee.

                                                                       EXHIBIT A

                       CLASSES OF SHARES OF EACH FUND AND
                 CORRESPONDING CLASSES OF SHARES OF BUYING FUND


     AIM V.I.             INVESCO VIF --         INVESCO VIF --
NEW TECHNOLOGY FUND   TELECOMMUNICATIONS FUND    TECHNOLOGY FUND
-------------------   -----------------------   -----------------
Series I Shares            Series I Shares      Series I Shares
Series II Shares         Series II Shares*      Series II Shares*


---------------


* Series II Shares will be available upon shareholder approval.

                                                                       EXHIBIT B


                   COMPARISON OF PRINCIPAL SERVICE PROVIDERS



     The following is a list of the current principal service providers for the Funds, including your Fund and Buying Fund.



                                                          SERVICE PROVIDERS
                           -------------------------------------------------------------------------------
                                   AIM V.I.                INVESCO VIF --        INVESCO VIF -- TECHNOLOGY
SERVICE                       NEW TECHNOLOGY FUND      TELECOMMUNICATIONS FUND      FUND (BUYING FUND)
-------                       -------------------      -----------------------   -------------------------
Investment Advisor.......  A I M Advisors, Inc. 11    INVESCO Funds Group,       INVESCO Funds Group,
                           Greenway Plaza, Suite 100  Inc.*                      Inc.*
                           Houston, Texas 77048-1173  11 Greenway Plaza, Suite   11 Greenway Plaza, Suite
                                                      100                        100
                                                      Houston, Texas 77048-1173  Houston, Texas 77048-1173
Distributor..............  A I M Distributors, Inc.   INVESCO Distributors,      INVESCO Distributors,
                           11 Greenway Plaza, Suite   Inc.**                     Inc.**
                           100                        11 Greenway Plaza, Suite   11 Greenway Plaza, Suite
                           Houston, Texas 77048-1173  100                        100
                                                      Houston, Texas 77048-1173  Houston, Texas 77048-1173
Administrator............  A I M Advisors, Inc. 11    INVESCO Funds Group,       INVESCO Funds Group,
                           Greenway Plaza, Suite 100  Inc.***                    Inc.***
                           Houston, Texas 77048-1173  11 Greenway Plaza, Suite   11 Greenway Plaza, Suite
                                                      100                        100
                                                      Houston, Texas 77048-1173  Houston, Texas 77048-1173
Custodian................  State Street Bank and      State Street Bank and      State Street Bank and
                           Trust Company              Trust Company              Trust Company
Transfer Agent and
  Dividend Disbursing
  Agent..................  AIM Investment Services,   AIM Investment Services,   AIM Investment Services,
                           Inc.                       Inc.****                   Inc.****
Independent Auditors.....  Tait, Weller & Baker       PricewaterhouseCoopers     PricewaterhouseCoopers
                                                      LLP                        LLP


---------------


   * If Proposal 4 is approved by shareholders of INVESCO Fund and Proposal 1 is not, AIM will replace INVESCO as investment advisor for INVESCO Fund effective on or about April 30, 2004. If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as investment advisor for INVESCO Fund effective on or about April 30, 2004.



  ** If Proposal 6 is not approved by Company's shareholders, A I M
     Distributors, Inc. will replace INVESCO Distributors, Inc. as distributor of Buying Fund and INVESCO Fund effective April 30, 2004.



 *** Pursuant to an Assignment and Assumption Agreement and Consent dated August
     12, 2003, INVESCO has assigned to AIM all of its rights under its administrative service agreement with Company, and AIM has assumed all of INVESCO's obligations under such agreement. If Proposal 4 is approved by shareholders of INVESCO Fund and Proposal 1 is not, AIM will replace INVESCO as administrator for INVESCO Fund effective on or about April 30, 2004. If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as administrator for Buying Fund effective on or about April 30, 2004.



**** AIM Investment Services, Inc. replaced INVESCO as transfer agent and dividend disbursing agent for Buying Fund and INVESCO Fund effective October 1, 2003.

                                                                       EXHIBIT C


                      FINANCIAL HIGHLIGHTS OF BUYING FUND

FINANCIAL HIGHLIGHTS


     The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits."



     The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting INVESCO Distributors at the address or telephone number on the back cover of this document.


TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30,          -------------------------------------------------
                                            2003              2002       2001       2000      1999      1998
                                         -----------        --------   --------   --------   -------   ------
                                         (UNAUDITED)
PER SHARE DATA
  Net Asset Value -- Beginning of
    Period.............................   $   8.17          $  15.37   $  28.37   $  37.13   $ 14.34   $11.49
                                          ========          ========   ========   ========   =======   ======
INCOME FROM INVESTMENT OPERATIONS(A)
  Net Investment Loss(b)...............      (0.03)            (0.00)     (0.12)     (0.01)    (0.00)   (0.03)
  Net Gains or (Losses) on Securities
    (Both Realized and Unrealized).....       1.60             (7.20)    (12.88)     (8.68)    22.79     2.96
                                          ========          ========   ========   ========   =======   ======
    TOTAL FROM INVESTMENT OPERATIONS...       1.57             (7.20)    (13.00)     (8.69)    22.79     2.93
                                          ========          ========   ========   ========   =======   ======
LESS DISTRIBUTIONS
  Dividends from Net Investment
    Income.............................       0.00              0.00       0.00       0.00      0.00     0.02
  Distributions from Capital Gains.....       0.00              0.00       0.00       0.07      0.00     0.06
                                          ========          ========   ========   ========   =======   ======
    TOTAL DISTRIBUTIONS................       0.00              0.00       0.00       0.07      0.00     0.08
                                          ========          ========   ========   ========   =======   ======
  Net Asset Value -- End of Period.....   $   9.74          $   8.17   $  15.37   $  28.37   $ 37.13   $14.34
                                          ========          ========   ========   ========   =======   ======
TOTAL RETURN(C)........................      19.22%(d)        (46.84)%   (45.82)%   (23.42)%  158.93%   25.69%
RATIOS
  Net Assets -- End of Period ($000
    Omitted)...........................   $135,704          $105,508   $240,253   $443,773   $93,992   $1,577
  Ratio of Expenses to Average Net
    Assets(e)(f).......................       0.56%(d)          1.11%      1.07%      1.02%     1.31%    1.40%
  Ratio of Net Investment Loss to
    Average Net Assets(f)..............      (0.37)%(d)        (0.96)%    (0.66)%    (0.34)%   (0.40)%  (0.14)%
  Portfolio Turnover Rate..............         48%(d)            92%        88%        82%       95%     239%

---------------

(a) The per share information was computed based on average shares for the year ended December 31, 2001.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002 and 1999.

(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).


(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52% and 6.47%, respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%) and (5.21%), respectively.

                                   EXHIBIT D
          SHARES OUTSTANDING OF EACH CLASS OF EACH FUND ON RECORD DATE


     As of January 9, 2004, there were the following number of shares outstanding of shares AIM V.I. New Technology Fund:


Series I Shares.............................................  5,866,972.03
Series II Shares............................................     29,124.01


     As of January 9, 2004, there were the following number of shares outstanding of INVESCO VIF -- Telecommunications Fund:


        10,262,004.98

                                                                       EXHIBIT E


         OWNERSHIP OF SHARES OF AIM V.I. NEW TECHNOLOGY FUND (AIM FUND)

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of January 9, 2004, to the best knowledge of AIM Variable Insurance Funds owned 5% or more of any class of the outstanding shares of AIM Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of AIM Fund is presumed to "control" AIM Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


AIM V.I. NEW TECHNOLOGY FUND



                                                  SERIES I      SERIES II      SERIES I    SERIES II
                                                   SHARES         SHARES        SHARES       SHARES
                                                ------------   ------------   ----------   ----------
                                                 NUMBER OF      NUMBER OF     PERCENTAGE   PERCENTAGE
                                                SHARES OWNED   SHARES OWNED    OWNED OF     OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER             OF RECORD      OF RECORD       RECORD       RECORD
------------------------------------            ------------   ------------   ----------   ----------
ALLSTATE LIFE INSURANCE CO OF NEW YORK
  NY PROPRIETARY
  P.O. BOX 94200
  PALATINE IL 60094-4200......................    346,897.87          N/A        5.91%         N/A
ALLSTATE LIFE OF NEW YORK
  3100 SANDERS ROAD
  NORTHBROOK IL 60062-7155....................           N/A     4,162.57         N/A        14.29%
GENERAL AMERICAN LIFE INSURANCE
  SEPARATE ACCOUNTS B1-08
  13045 TESSON FERRY RD
  ST LOUIS MO 63128-3499......................  2,531,226.52          N/A       43.14%**       N/A
GLENBROOK LIFE & ANNUITY CO
  PROPRIETARY ACCOUNT
  P.O. BOX 94200
  PALATINE IL 60094-4200......................  2,123,915.73          N/A       36.20%*        N/A
GLENBROOK LIFE & ANNUITY CO
  300 N. MILWAUKEE AVENUE STE AN2N
  VERNON HILLS IL 60061-1533..................           N/A    24,961.38         N/A        85.71%


---------------

 * The AIM Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.


** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

                                                                       EXHIBIT F


  OWNERSHIP OF SHARES OF INVESCO VIF -- TELECOMMUNICATIONS FUND (INVESCO FUND)

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of January 9, 2004, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of INVESCO Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of INVESCO Fund is presumed to "control" INVESCO Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


INVESCO VIF TELECOMMUNICATIONS FUND



NAME AND ADDRESS OF                                           NUMBER OF SHARES   PERCENTAGE OWNED
PRINCIPAL HOLDER                                              OWNED OF RECORD       OF RECORD
-------------------                                           ----------------   ----------------
AMERICAN SKANDIA LIFE ASSURANCE CO..........................    8,230,564.51           80.20%**
  VARIABLE ACCOUNT/SAB
  ATTN INVESTMENT ACCOUNTING
  PO BOX 883
  1 CORPORATE DR
  SHELTON CT 06484-6208
IDS LIFE INSURANCE CO.......................................      938,409.86            9.14%
  1497 AXP FINANCIAL CTR
  MINNEAPOLIS MN 55474-0014


---------------

 * Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.


** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

                                                                       EXHIBIT G


      OWNERSHIP OF SHARES OF INVESCO VIF -- TECHNOLOGY FUND (BUYING FUND)

SIGNIFICANT HOLDERS


     Listed below is the name, address and percent ownership of each person who, as of January 9, 2004, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



INVESCO VIF TECHNOLOGY FUND



NAME AND ADDRESS OF                                           NUMBER OF SHARES   PERCENTAGE OWNED
PRINCIPAL HOLDER                                              OWNED OF RECORD       OF RECORD
-------------------                                           ----------------   ----------------
AMERICAN SKANDIA LIFE ASSURANCE CO..........................    7,695,840.35           53.43%*
  VARIABLE ACCOUNT/SAB
  ATTN INVESTMENT ACCOUNTING
  PO BOX 883
  1 CORPORATE DR
  SHELTON CT 06484-6208
CM LIFE INSURANCE CO........................................    1,324,095.61            9.19%
  FUND OPERATIONS/ N255
  1295 STATE ST
  SPRINGFIELD MA 01111-0001
IDS LIFE INSURANCE CO.......................................      907,548.40            6.30%
  1497 AXP FINANCIAL CTR
  MINNEAPOLIS MN 55474-0014
GREAT-WEST LIFE & ANNUITY...................................      892,077.44            6.19%
  UNIT VALUATIONS 2T2
  ATTN MUTUAL FUND TRADING 2T2
  8515 E ORCHARD RD
  ENGLEWOOD CO 80111-5002


---------------

 * Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.


** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                         AIM V.I. NEW TECHNOLOGY FUND,
                            A SEPARATE PORTFOLIO OF
                       AIM VARIABLE INSURANCE FUNDS; AND
                     INVESCO VIF -- TELECOMMUNICATIONS FUND
                            A SEPARATE PORTFOLIO OF
                    INVESCO VARIABLE INVESTMENT FUNDS, INC.
                               DECEMBER 10, 2003

                               TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
ARTICLE 1       Definitions.................................................   I-2
  SECTION 1.1.  Definitions.................................................   I-2
ARTICLE 2       Transfer of Assets..........................................   I-4
  SECTION 2.1.  Reorganization of Selling Fund..............................   I-4
  SECTION 2.2.  Computation of Net Asset Value..............................   I-5
  SECTION 2.3.  Valuation Date..............................................   I-5
  SECTION 2.4.  Delivery....................................................   I-5
  SECTION 2.5.  (a) Termination of Series...................................   I-5
  SECTION 2.6.  Issuance of Buying Fund Shares..............................   I-6
  SECTION 2.7.  Investment Securities.......................................   I-6
  SECTION 2.8.  Liabilities.................................................   I-6
ARTICLE 3       Representations and Warranties of Seller....................   I-6
  SECTION 3.1.  Organization; Authority.....................................   I-6
  SECTION 3.2.  Registration and Regulation of Seller.......................   I-6
  SECTION 3.3.  Financial Statements........................................   I-6
  SECTION 3.4.  No Material Adverse Changes; Contingent Liabilities.........   I-7
  SECTION 3.5.  Selling Fund Shares; Business Operations....................   I-7
  SECTION 3.6.  Accountants.................................................   I-7
  SECTION 3.7.  Binding Obligation..........................................   I-7
  SECTION 3.8.  No Breaches or Defaults.....................................   I-8
  SECTION 3.9.  Authorizations or Consents..................................   I-8
  SECTION
     3.10.      Permits.....................................................   I-8
  SECTION
     3.11.      No Actions, Suits or Proceedings............................   I-8
  SECTION
     3.12.      Contracts...................................................   I-9
  SECTION
     3.13.      Properties and Assets.......................................   I-9
  SECTION
     3.14.      Taxes.......................................................   I-9
  SECTION
     3.15.      Benefit and Employment Obligations..........................  I-10
  SECTION
     3.16.      Brokers.....................................................  I-10
  SECTION
     3.17.      Voting Requirements.........................................  I-10
  SECTION
     3.18.      State Takeover Statutes.....................................  I-10
  SECTION
     3.19.      Books and Records...........................................  I-10
  SECTION
     3.20.      Prospectus and Statement of Additional Information..........  I-10
  SECTION
     3.21.      No Distribution.............................................  I-10
  SECTION
     3.22.      Liabilities of Selling Fund.................................  I-10
  SECTION
     3.23.      Value of Shares.............................................  I-10
  SECTION
     3.24.      Shareholder Expenses........................................  I-10
  SECTION
     3.25.      Intercompany Indebtedness; Consideration....................  I-10
ARTICLE 4       Representations and Warranties of Buyer.....................  I-11
  SECTION 4.1.  Organization; Authority.....................................  I-11
  SECTION 4.2.  Registration and Regulation of Buyer........................  I-11
  SECTION 4.3.  Financial Statements........................................  I-11
  SECTION 4.4.  No Material Adverse Changes; Contingent Liabilities.........  I-11

                                                                              PAGE
                                                                              ----
  SECTION 4.5.  Registration of Buying Fund Shares..........................  I-11
  SECTION 4.6.  Accountants.................................................  I-12
  SECTION 4.7.  Binding Obligation..........................................  I-12
  SECTION 4.8.  No Breaches or Defaults.....................................  I-12
  SECTION 4.9.  Authorizations or Consents..................................  I-12
  SECTION
     4.10.      Permits.....................................................  I-12
  SECTION
     4.11.      No Actions, Suits or Proceedings............................  I-13
  SECTION
     4.12.      Taxes.......................................................  I-13
  SECTION
     4.13.      Brokers.....................................................  I-13
  SECTION
     4.14.      Representations Concerning the Reorganization...............  I-13
  SECTION
     4.15.      Prospectus and Statement of Additional Information..........  I-14
  SECTION
     4.16.      Value of Shares.............................................  I-14
  SECTION
     4.17.      Intercompany Indebtedness; Consideration....................  I-14
ARTICLE 5       Covenants...................................................  I-14
  SECTION 5.1.  Conduct of Business.........................................  I-14
  SECTION 5.2.  Announcements...............................................  I-15
  SECTION 5.3.  Expenses....................................................  I-15
  SECTION 5.4.  Further Assurances..........................................  I-15
  SECTION 5.5.  Notice of Events............................................  I-15
  SECTION 5.6.  Access to Information.......................................  I-15
  SECTION 5.7.  Consents, Approvals and Filings.............................  I-15
  SECTION 5.8.  Submission of Agreement to Shareholders.....................  I-16
ARTICLE 6       Conditions Precedent to the Reorganization..................  I-16
  SECTION 6.1.  Conditions Precedent of Buyer...............................  I-16
  SECTION 6.2.  Mutual Conditions...........................................  I-16
  SECTION 6.3.  Conditions Precedent of Seller..............................  I-17
ARTICLE 7       Termination of Agreement....................................  I-18
  SECTION 7.1.  Termination.................................................  I-18
  SECTION 7.2.  Survival After Termination..................................  I-18
ARTICLE 8       Miscellaneous...............................................  I-18
  SECTION 8.1.  Survival of Representations, Warranties and Covenants.......  I-18
  SECTION 8.2.  Governing Law...............................................  I-18
  SECTION 8.3.  Binding Effect, Persons Benefiting, No Assignment...........  I-18
  SECTION 8.4.  Obligations of Buyer and Seller.............................  I-19
  SECTION 8.5.  Amendments..................................................  I-19
  SECTION 8.6.  Enforcement.................................................  I-19
  SECTION 8.7.  Interpretation..............................................  I-19
  SECTION 8.8.  Counterparts................................................  I-19
  SECTION 8.9.  Entire Agreement; Exhibits and Schedules....................  I-19
  SECTION
     8.10.      Notices.....................................................  I-20
  SECTION
     8.11.      Representations by Seller Investment Adviser................  I-20
  SECTION
     8.12.      Representations by Buyer Investment Adviser.................  I-20
  SECTION
     8.13.      Successors and Assigns; Assignment..........................  I-20

Exhibit A        Excluded Liabilities of Selling Fund
Schedule 2.1     Classes of Shares of Selling Fund and Corresponding Classes
                 of Shares of Buying Fund
Schedule 3.4     Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)  Permitted Redomestications of Funds
Schedule 4.4     Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)  Portfolios of Buyer
Schedule 4.5(b)  Classes of Shares of Buying Fund and Number of Shares of
                 Each Class Buyer is Authorized to Issue
Schedule 5.1     Permitted Combinations of Funds
Schedule 6.2(g)  Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of December 10, 2003 (this "Agreement"), by and among AIM Variable Insurance Funds, a Delaware statutory trust ("AVIF"), acting on behalf of AIM V.I. New Technology Fund, a separate series of AVIF ("AIM V.I. Technology Fund"); INVESCO Variable Investment Funds, Inc., a Maryland corporation ("IVIFI"), acting on behalf of INVESCO
VIF -- Telecommunications Fund, a separate series of IVIFI
("VIF -- Telecommunications Fund") (each of AVIF and IVIFI, in such capacity, a "Seller," and each of AIM V.I. Technology Fund and VIF -- Telecommunications Fund, a "Selling Fund"); IVIFI, acting on behalf of INVESCO VIF -- Technology Fund, a separate series of IVIFI ("Buying Fund") (IVIFI, in such capacity, "Buyer"); A I M Advisors, Inc., a Delaware corporation ("A I M Advisors"); and INVESCO Funds Group, Inc., a Delaware corporation ("IFG").

                                   WITNESSETH

     WHEREAS, each Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including its Selling Fund series, for sale to separate accounts of life insurance companies to support investments under variable annuities and variable life insurance contracts issued by such companies; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to separate accounts of life insurance companies to support investments under variable annuities and variable life insurance contracts issued by such companies; and

     WHEREAS, IFG provides investment advisory services to Buyer with respect to Buying Fund; and

     WHEREAS, A I M Advisors provides investment advisory services to AVIF with respect to AIM V.I. Technology Fund and IFG provides investment advisory services to IVIFI with respect to VIF -- Telecommunications Fund; and

     WHEREAS, each Selling Fund desires to provide for its Reorganization (as defined below) through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of that Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, the Reorganizations are independent of each other, and the consummation of one Reorganization is not contingent on the consummation of the other Reorganization; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below); and

     WHEREAS, for convenience, the balance of this Agreement (except the definitions of "Seller Investment Adviser," "Seller Registration Statement," "Selling Fund Financial Statements" and "Shareholders Meeting," Sections 2.5, 3.14(a), 3.17, 5.8, 8.4(b) and 8.10, and Schedule 2.1) will refer only to a single Reorganization, one Seller and one Selling Fund, but the terms and conditions hereof shall apply separately to each Reorganization and to the Seller and Selling Fund participating therein and to Buyer and Buying Fund (as participants therein).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, each Seller, Buyer, A I M Advisors and IFG agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

          "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

          "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

          "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

          "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Delaware Statutory Trust Act and the Maryland General Corporation Law.

          "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

          "Buyer" shall have the meaning set forth in the introductory paragraph of this Agreement.

          "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

          "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

          "Buyer Investment Adviser" means INVESCO Funds Group, Inc.

          "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-08038.

          "Buying Fund" shall have the meaning set forth in the introductory paragraph of this Agreement.

          "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

          "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended December 31, 2003.

          "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

          "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

          "Closing Date" means April 30, 2004, or such other date as the parties may mutually agree upon.

          "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

          "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

          "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

          "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

          "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

          "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

          "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

          "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

          "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

          "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

          "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

          "NYSE" means the New York Stock Exchange.

          "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

          "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

          "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

          "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

          "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

          "SEC" means the United States Securities and Exchange Commission.

          "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

          "Seller" shall have the meaning set forth in the introductory paragraph of this Agreement.

          "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

          "Seller Investment Adviser" means A I M Advisors, Inc. (in the case of AVIF with respect to AIM V.I. Technology Fund) or INVESCO Funds Group, Inc. (in the case of IVIFI with respect to VIF -- Telecommunications Fund).

          "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-07452 (in the case of AVIF) and No. 811-08038 (in the case of IVIFI).

          "Selling Fund" shall have the meaning set forth in the introductory paragraph of this Agreement.

          "Selling Fund Auditors" means Tait, Weller & Baker.

          "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended December 31, 2003 (in the case of both AIM V.I. Technology Fund and VIF -- Telecommunications
     Fund).

          "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

          "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

          "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, with respect to AIM V.I. Technology Fund only, the sale of all of such Selling Fund's assets and the termination of such Selling Fund as a designated series of Seller.

          "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

          "Termination Date" means June 30, 2004, or such later date as the parties may mutually agree upon.

          "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

          "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. (a) Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of AIM V.I. Technology Fund as a designated series of Seller shall be terminated; provided, however, that the termination of such Selling Fund as a designated series of Seller shall not be required if the Reorganization shall not have been consummated.

     (b) Termination of Series and Redemption of Selling Fund Shares. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of VIF -- Telecommunications Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of such Selling Fund from its shareholders in accordance with its Governing Documents and Applicable Law; provided, however, that the termination of such Selling Fund as a designated series of

Seller and the redemption of such shares shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or Buying Fund Auditors upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 4.4, (a) there are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50% of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than 50% of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this
Section 3.5(d) shall not preclude any of the redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by

Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2003 (in the case of both AIM V.I. Technology Fund and VIF -- Telecommunications Fund) (in each case, its "Last Completed Taxable Year") and for the short taxable year beginning on the day after the end of its Last Completed Taxable Year and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its Last Completed Taxable Year and such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     (c) Selling Fund is aware of no information that would indicate that (i) Selling Fund has, or ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the Treasury Regulations, or any entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) or (iii) of the Treasury Regulations; (ii) any public investor is participating or has ever participated in Selling Fund through such a segregated asset account other than through the purchase of variable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of the Treasury Regulations; and (iii) Selling Fund satisfies, and at all times during its existence has satisfied, the percentage diversification tests contained in Section 1.817-5(b)(1)(i) and (ii) of the Treasury Regulations.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith with respect to AIM V.I. Technology Fund only, the sale of all of such Selling Fund's assets and the termination of such Selling Fund as a designated series of Seller.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. Except as set forth on Schedule 4.4, (a) there are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     (e) Buying Fund is aware of no information that would indicate that (i) Buying Fund has, or ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the Treasury Regulations, or any entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) or (iii) of the Treasury Regulations; (ii) any public investor is participating or has ever participated in Buying Fund through a segregated asset account other than through the purchase of a variable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of the Treasury Regulations; and (iii) Buying Fund satisfies, and at all times during its existence has satisfied the percentage diversification tests contained in Section 1.817-5(b)(1)(i) and (ii) of the Treasury Regulations.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the redomestications of funds set forth on
Schedule 3.5(d) or any of the combinations of funds set forth on Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. AMVESCAP PLC or one of its subsidiaries, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under Applicable Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with Applicable Law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund approval of this Agreement and, in connection therewith with respect to AIM V.I. Technology Fund only, the sale of all of such Selling Fund's assets and the termination of such Selling Fund as a designated series of Seller. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Each of Buying Fund and Selling Fund will have satisfied the investment diversification requirements of Section 817(h) of the Code for all taxable quarters since its inception, including the last short taxable period of Selling Fund ending on the Closing Date and taxable quarter of Buying Fund that includes the Closing Date.

     (g) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(g). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

          (a) by mutual written consent of Seller and Buyer; or

          (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

             (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

             (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

             (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that, with respect to AVIF only, this Agreement has been executed by a duly authorized officer of such Seller in his or her capacity as an officer of such Seller intending to bind such Seller as provided herein, and that no officer, trustee or shareholder of such Seller shall be personally liable for the liabilities or obligation of such Seller incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of AIM V.I. Technology Fund pursuant to this Agreement shall be enforceable against the assets of such Selling Fund only and not against the assets of AVIF generally or assets belonging to any other series of AVIF.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

     (a) If to AVIF:

       AIM Variable Insurance Funds
       11 Greenway Plaza, Suite 100
       Houston, Texas 77046-1173
       Attn: Kevin M. Carome

       with a copy to:

       Ballard Spahr Andrews & Ingersoll, LLP
       1735 Market Street, 51st Floor
       Philadelphia, PA 19103-7599
       Attn: Martha J. Hays

     (b) If to IVIFI:

        INVESCO Variable Investment Funds, Inc.
        11 Greenway Plaza, Suite 100
        Houston, Texas 77046-1173
        Attn: Kevin M. Carome

        with a copy to:

        Ballard Spahr Andrews & Ingersoll, LLP
        1735 Market Street, 51st Floor
        Philadelphia, PA 19103-7599
        Attn: Martha J. Hays

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          AIM VARIABLE INSURANCE FUNDS,
                                          acting on behalf of
                                          AIM V.I. NEW TECHNOLOGY FUND


                                          By:     /s/ ROBERT H. GRAHAM

                                            ------------------------------------

                                          INVESCO VARIABLE INVESTMENT FUNDS,
                                          INC.,
                                          acting on behalf of
                                          INVESCO VIF -- TECHNOLOGY FUND


                                          By:     /s/ ROBERT H. GRAHAM

                                            ------------------------------------

                                          A I M ADVISORS, INC.


                                          By:    /s/ MARK H. WILLIAMSON

                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.


                                          By:    /s/ MARK H. WILLIAMSON

                                            ------------------------------------

                                                                       EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                                                    SCHEDULE 2.1

          CLASSES OF SHARES OF SELLING FUND AND CORRESPONDING CLASSES
                            OF SHARES OF BUYING FUND

      CLASSES OF SHARES OF SELLING FUND        CORRESPONDING CLASSES OF SHARES OF BUYING FUND
      ---------------------------------        ----------------------------------------------
        AIM V.I. New Technology Fund                  INVESCO VIF -- Technology Fund
               Series I Shares                                Series I Shares
              Series II Shares                               Series II Shares
   INVESCO VIF -- Telecommunications Fund             INVESCO VIF -- Technology Fund
               Series I Shares                                Series I Shares
              Series II Shares                               Series II Shares

                                                                    SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                                                 SCHEDULE 3.5(d)

                      PERMITTED REDOMESTICATIONS OF FUNDS

SERIES OF INVESCO VARIABLE INVESTMENT FUNDS, INC.  CORRESPONDING SERIES OF AIM VARIABLE INSURANCE FUNDS
             (EACH A "CURRENT FUND")                               (EACH A "NEW FUND")
-------------------------------------------------  ----------------------------------------------------
INVESCO VIF -- Core Equity Fund                    INVESCO VIF -- Core Equity Fund
INVESCO VIF -- Dynamics Fund                       INVESCO VIF -- Dynamics Fund
INVESCO VIF -- Financial Services Fund             INVESCO VIF -- Financial Services Fund
INVESCO VIF -- Growth Fund                         INVESCO VIF -- Growth Fund
INVESCO VIF -- Health Sciences Fund                INVESCO VIF -- Health Sciences Fund
INVESCO VIF -- High Yield Fund                     INVESCO VIF -- High Yield Fund
INVESCO VIF -- Leisure Fund                        INVESCO VIF -- Leisure Fund
INVESCO VIF -- Real Estate Opportunity Fund        INVESCO VIF -- Real Estate Opportunity Fund
INVESCO VIF -- Small Company Growth Fund           INVESCO VIF -- Small Company Growth Fund
INVESCO VIF -- Technology Fund                     INVESCO VIF -- Technology Fund
INVESCO VIF -- Telecommunications Fund             INVESCO VIF -- Telecommunications Fund
INVESCO VIF -- Total Return Fund                   INVESCO VIF -- Total Return Fund
INVESCO VIF -- Utilities Fund                      INVESCO VIF -- Utilities Fund

                                                                    SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                                                 SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

INVESCO VIF -- Core Equity Fund

INVESCO VIF -- Dynamics Fund

INVESCO VIF -- Financial Services Fund

INVESCO VIF -- Growth Fund

INVESCO VIF -- Health Sciences Fund

INVESCO VIF -- High Yield Fund

INVESCO VIF -- Leisure Fund

INVESCO VIF -- Real Estate Opportunity Fund

INVESCO VIF -- Small Company Growth Fund

INVESCO VIF -- Technology Fund

INVESCO VIF -- Telecommunications Fund

INVESCO VIF -- Total Return Fund

INVESCO VIF -- Utilities Fund

                                                                 SCHEDULE 4.5(b)

             CLASSES OF SHARES OF BUYING FUND AND NUMBER OF SHARES
                   OF EACH CLASS BUYER IS AUTHORIZED TO ISSUE

                                                             NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                              BUYER IS AUTHORIZED TO ISSUE
--------------------------------                             ------------------------------
INVESCO VIF -- Technology Fund
  Series I Shares..........................................           100,000,000
  Series II Shares.........................................           100,000,000

                                                                    SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

AIM V.I. Global Utilities Fund into INVESCO VIF -- Utilities Fund

AIM V.I. New Technology Fund into INVESCO VIF -- Technology Fund

INVESCO VIF -- Telecommunications Fund into INVESCO VIF -- Technology Fund

INVESCO VIF -- Growth Fund into AIM V.I. Growth Fund

INVESCO VIF -- High Yield Fund into AIM V.I. High Yield Fund

LSA Basic Value Fund into AIM V.I. Basic Value Fund

                                                                 SCHEDULE 6.2(g)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                    APPENDIX II

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - TECHNOLOGY FUND

                       Supplement dated January 16, 2004,
                     to the Prospectus dated April 30, 2003,
     as supplemented August 1, 2003, December 4, 2003 and December 16, 2003

This supplement provides additional information concerning the matters discussed in the supplement dated December 16, 2003 (the "Prior Supplement").

Your Fund's investment advisor, INVESCO Funds Group, Inc. ("INVESCO"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, A I M Advisors, Inc. ("AIM"), is the investment advisor to the AIM Funds and INVESCO Funds.

As discussed in the Prior Supplement, on December 2, 2003 each of the Securities Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO, and on December 2, 2003 the State of Colorado filed civil proceedings against INVESCO. The civil proceedings allege that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds.

In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by certain investors in the AIM Funds.

The independent trustees of the AIM/INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

In light of these findings, AMVESCAP has agreed that any AIM or INVESCO Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

The Prior Supplement identifies multiple lawsuits that have been filed against certain INVESCO Funds, AIM Funds, INVESCO, A I M Management Group Inc., the parent of AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, and that have been served as of December 16, 2003. The following list identifies additional lawsuits that have been served as of January 15, 2004:

         o Steven B. Ehrlich, et al., v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.

         o Joseph R. Russo, Individually and On Behalf of All Others Similarly Situated, v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003.

         o Miriam Calderon, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP, PLC, et al., in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003.

         o Pat B. Gorsuch and George L. Gorsuch v. INVESCO Funds Group, Inc. and A I M Advisors, Inc., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.

The Ehrlich and Gorsuch lawsuits allege a variety of theories of recovery and seek a variety of remedies, which are generally identified in the Prior Supplement. The Calderon lawsuit alleges as a theory of recovery the violation of various provisions of the Employee Retirement Income Security Act ("ERISA") and seeks as a remedy various corrective measures under ERISA, among other remedies identified in the Prior Supplement. The Gorsuch lawsuit seeks as a remedy that the advisory agreement with AIM be rescinded and/or declared unenforceable or void and that all advisory fees received during the past year be refunded, among other remedies identified in the Prior Supplement.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - TECHNOLOGY FUND

                       Supplement dated December 16, 2003,
                     to the Prospectus dated April 30, 2003,
               as supplemented August 1, 2003 and December 4, 2003

The following supplement supercedes and replaces in its entirety, the supplement dated December 4, 2003.

The Board of Directors of INVESCO Variable Investment Funds, Inc. ("IVIF"), on behalf of INVESCO VIF Core Equity Fund, INVESCO VIF Dynamics Fund, INVESCO VIF Financial Services Fund, INVESCO VIF Growth Fund, INVESCO VIF Health Sciences Fund, INVESCO VIF High Yield Fund, INVESCO VIF Leisure Fund, INVESCO VIF Real Estate Opportunity Fund, INVESCO VIF Small Company Growth Fund, INVESCO VIF Technology Fund, INVESCO VIF Telecommunications Fund, INVESCO VIF Total Return Fund and INVESCO VIF Utilities Fund (the "IVIF Funds"), voted to request shareholders to approve the following items that will affect one or more of the IVIF Funds:

- An Agreement and Plan of Reorganization which provides for the redomestication of each of the IVIF Funds as funds of AIM Variable Insurance Funds (the "Redomestication"), a Delaware statutory trust, and in connection therewith, the sale of all of IVIF's assets and the dissolution of IVIF as a Maryland corporation;

-    A new advisory agreement between IVIF and A I M Advisors, Inc. (AIM);

-    A new sub-advisory agreement between AIM and INVESCO Institutional (N.A.),
     Inc.;

-    The Election of sixteen directors to the Board of Directors of IVIF; and

- To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO Funds Group, Inc., with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The Board of Directors of IVIF has called a meeting of IVIF's shareholders to be held on or about March 26, 2004 to vote on these and other proposals. Only shareholders of record as of the close of business on January 9, 2004 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 30, 2004.

Effective April 30, 2004, A I M Distributors, Inc. (the "distributor") will be IVIF Funds' distributor and will be responsible for the sale of the IVIF Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. The distributor's address is: A I M Distributors, Inc. 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO Funds Group, Inc. ("INVESCO"), the investment advisor of your Fund, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF--Technology Fund

                         Supplement dated August 1, 2003
                       to Prospectus dated April 30, 2003


Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from the University of Colorado at Boulder.

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

PROSPECTUS | APRIL 30, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TECHNOLOGY FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..............2
Fund Performance.....................................3
Fees And Expenses....................................3
Investment Risks.....................................4
Principal Risks Associated With The Fund.............4
Temporary Defensive Positions........................6
Fund Management......................................6
Portfolio Manager....................................6
Share Price..........................................6
Taxes................................................7
Dividends And Capital Gain Distributions.............7
Voting Rights........................................7
Financial Highlights.................................8


                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets, in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2002 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

  1998              1999               2000             2001            2002
  25.69%            158.93%            (23.42%)         (45.82%)        (46.84%)
--------------------------------------------------------------------------------

Best Calendar Qtr.    12/99    66.65%
Worst Calendar Qtr.    9/01   (42.18%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/02
                                     -------------------------------------------
                                          1 YEAR     5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-Technology Fund(1)                    (46.84%)   (6.42%)     (3.39%)(2)
S&P 500 Index(3)                          (22.09%)   (0.58%)      2.08%(2)
--------------------------------------------------------------------------------

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Fund's expenses.

(2) The Fund commenced investment operations on May 21, 1997. Index comparisons begin on May 31, 1997.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TECHNOLOGY FUND
Management Fees                                  0.75%
Distribution and Service (12b-1) Fees            None
Other Expenses(1),(2)                            0.36%
                                                 -----
Total Annual Fund Operating Expenses(1),(2)      1.11%
                                                 =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  $113      $353      $612       $1,352

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               -------------------------------------------------

Although the Fund generally invests in equity securities of companies engaged in technology-related industries, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund to the following additional risks.

--------------------------------------------------------------------------------------------------
INVESTMENT                                                      RISKS
--------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS)
These are securities issued by U.S. banks that                  Market, Information, Political,
represent shares of foreign corporations held by those          Regulatory, Diplomatic, Liquidity,
banks. Although traded in U.S. securities markets and           and Currency Risks
valued in U.S. dollars, ADRs carry most of the risks of
investing directly in foreign securities.
---------------------------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy or sell               Market, Information, Liquidity, and
a specific amount of a financial instrument (such as an         Options and Futures Risks
index option) at a stated price on a stated date. A Fund
may use futures contracts to provide liquidity and hedge
portfolio value.
----------------------------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or receive a                 Market, Information, Liquidity, and
security or other instrument, index, or commodity, or           Options and Futures Risks
cash payment depending on the price of the underlying
security or the performance of an index or other
benchmark. Includes options on specific securities and
stock indices, and options on stock index futures. May
be used in a Fund's portfolio to provide liquidity and
hedge portfolio value.
-----------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts, swaps, caps,               Counterparty, Currency, Liquidity,
floors, collars. They may be used to try to manage a            Market, and Regulatory Risks
Fund's foreign currency exposure and other investment
risks, which can cause its net asset value to rise or
fall. A Fund may use these financial instruments,
commonly known as "derivatives," to increase or
decrease its exposure to changing securities prices,
interest rates, currency exchange rates, or other
factors.
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
INVESTMENT                                                      RISKS
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees          Counterparty Risk
to buy it back at an agreed-upon price and time in the
future.
-----------------------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $332.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $18 billion for 3,191,054 shareholder accounts in 48 INVESCO mutual funds as of December 31, 2002. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2002.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the daytoday management of the Fund's portfolio holdings:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                            YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------
                                           2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value - Beginning of Period    $15.37       $28.37       $37.13       $14.34       $11.49
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Income (Loss)(b)           (0.00)       (0.12)       (0.01)       (0.00)       (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          (7.20)      (12.88)       (8.68)       22.79         2.96
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          (7.20)      (13.00)       (8.69)       22.79         2.93
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income       0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains           0.00         0.00         0.07         0.00         0.06
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        0.00         0.00         0.07         0.00         0.08
----------------------------------------------------------------------------------------------------
Net Asset Value - End of Period           $8.17       $15.37       $28.37       $37.13       $14.34
====================================================================================================

TOTAL RETURN(c)                         (46.84%)      (45.82%)     (23.42%)     158.93%       25.69%

RATIOS
Net Assets - End of Period ($000
  Omitted)                             $105,508      $240,253     $443,773      $93,992       $1,577
Ratio of Expenses to Average Net
  Assets(d)(e)                            1.11%         1.07%        1.02%        1.31%        1.40%
Ratio of Net Investment Income (Loss) to
  Average Net Assets(e)                  (0.96%)       (0.66%)      (0.34%)      (0.40%)      (0.14%)
Portfolio Turnover Rate                     92%           88%          82%          95%         239%

(a)  The per share information was computed based on average shares for the year ended December 31, 2001.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31,
     2002 and 1999.

(c)  Total return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by INVESCO,  if applicable, which is before any expense  offset  arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were  voluntarily  absorbed by INVESCO for the years ended December 31,
     2000, 1999 and 1998. If such expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.02%,  1.52%,  and 6.47%,  respectively,  and ratio of net investment loss to average net assets would have been (0.34%),  (0.61%),  and (5.21%), respectively.

APRIL 30, 2003

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TECHNOLOGY FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2003 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, annual report, and semiannual report of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-8038 and 033-70154.




























811-8038

                                                                    APPENDIX III


MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

VIF-TECHNOLOGY FUND
     The line graph below illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - TECHNOLOGY  FUND
     The line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(2) and the value of a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (5/97) through 12/31/02.

        VIF-TECHNOLOGY FUND             S&P 500 INDEX(2)        NASDAQ COMPOSITE INDEX(2)
5/97    $10,000                         $10,000                 $10,000
12/97   $11,480                         $11,549                 $11,214
12/98   $14,429                         $14,852                 $15,658
12/99   $37,361                         $17,975                 $29,060
12/00   $28,612                         $16,340                 $17,642
12/01   $15,501                         $14,398                 $13,929
12/02   $ 8,240                         $11,218                 $ 9,537

    For the 12-month period ended December 31, 2002, the value of your shares declined 46.84%, underperforming the 22.09% drop in the S&P 500 Index and the 31.53% decline in the Nasdaq Composite Index, which is a more appropriate benchmark, given its heavy technology weighting. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                              VIF-TECHNOLOGY FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (46.84%)
--------------------------------------------------------------------------------
5 years                          (6.42%)
--------------------------------------------------------------------------------
Since inception (5/97)           (3.39%)
--------------------------------------------------------------------------------

     Technology stocks logged another year of disappointing performance. A number of unnerving developments chipped away at confidence throughout the period. Given the market's risk aversion, the tech sector offered few places to hide, and the fund's semiconductor, software, storage, hardware and communications equipment holdings hurt its performance. True, a few companies managed to resist the downturn, including several wireless telecommunications service providers, but these were few and far between. While the sector performed better during the fourth quarter, these late gains could not offset the earlier weakness.

     Going forward, we believe the economic recovery has been constrained by rising geopolitical tensions. In our opinion, the fundamental groundwork has been laid for a moderate recovery during 2003, but until the market's anxieties relating to Iraq and North Korea are alleviated, the going will remain choppy.

     Clearly, sustained economic improvement would benefit the tech sector, as consumer spending would likely improve, and corporations would loosen their purse strings. Currently, corporate information technology budgets for 2003 appear flat, but that would almost certainly change with an improved business climate.

     We are also encouraged by the sector's valuations. In our view, most of the valuation excesses created during the 1990s bubble have been squeezed out, and many companies are trading at prices that we deem reasonable given the current economic environment and their long-term growth potential. Furthermore, earnings expectations appear reasonable as well, and could even be viewed as conservative in some cases. We believe that there is room for earnings estimates to be exceeded or revised higher, which could lead to expansion of price-to-earnings multiples. However, the realization of these expectations hinges on the economy, the resilience of consumer spending, and improvement in corporate spending, as well as resolutions of the current geopolitical crises.

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
     Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

                                                                     APPENDIX IV

                                 CHARTER OF THE
                     GOVERNANCE COMMITTEES OF THE AIM FUNDS
                              AND THE INVESCO FUNDS
                           (ADOPTED DECEMBER 10, 2003)

         The Boards of Directors/Trustees ("Boards") of The AIM Funds and The INVESCO Funds (collectively, "Funds"), have established a Governance Committee for each of the Funds. This Charter shall govern the membership, duties and operations of the Governance Committee of each of the Funds. References in this Charter to "the Committees" shall mean the collective Governance Committees of all Funds.

         Membership: Each member of the Committees shall be a director and trustee of the Funds who is not an "interested person" of the Funds within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). Each member of the Committees shall also meet the director independence requirements for serving on audit committees as set forth from time to time in the New York Stock Exchange listing standards (currently, Section 303A.06), and as set forth in rules promulgated by the Securities and Exchange Act (the "SEC") under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), that are applicable to investment companies whose shares are listed for trading on a national securities exchange (currently, Rule 10A-3(b)(1)(iii)) (members that meet such requirements are referred to herein as the "audit committee independent directors").

         Chair and Vice Chair: The Committees shall have a Chair and Vice Chair. The Chair shall set the agenda for, and preside at, each meeting of the Committees and shall engage in such other activities on behalf of the Committees as shall be determined from time to time by the Committees. The Vice Chair shall act as Chair in the absence or inability to act of the Chair and shall engage in such other activities on behalf of the Committees as shall be determined from time to time by the Committees.

         Lead Dis-interested Director: The directors/trustees of the Funds who are not "interested persons" of the Funds, as defined in the 1940 Act ("dis-interested directors"), may appoint a dis-interested director as the "Lead Dis-interested Director." The Lead Dis-interested Director shall from time to time as requested by the Committees act as liaison with management on particular issues. Such functions are not to interfere with any directors'/trustees' communications with management (and vice versa) on any issue; nor are such functions intended to interfere with the interaction between management and any of the Committees, other committees of the Boards, or the chair or vice chair of the Committees or of such other committees.

         Recommendation as to Share Ownership: The Committees recommend that each director/trustee of the Funds beneficially own, on an aggregate basis, a minimum dollar amount of shares of the Funds. The recommended minimum dollar amount shall be $100,000 or the lowest dollar amount in the highest dollar range set forth from time to time in Item 13(b)(4) of Form N-1A and/or Item 22(b)(5) of Schedule 14A, if the lowest dollar amount in the highest dollar range set forth in such Items is greater than $100,000. For purposes of this recommendation, (i) shares of the Funds beneficially owned by the directors/trustees shall include, for those directors/trustees who have executed a Deferred Compensation Agreement with respect to the Funds, shares of the Funds in which the deferral accounts of such directors/trustees are deemed to be invested under such Deferred Compensation Agreements, and (ii) shares of the Funds beneficially owned by the directors/trustees shall not include shares of AIM Select Real Estate Income Fund that are beneficially owned by the directors/trustees.

         Meetings: The Committees may meet separately or in conjunction with meetings of the Boards of the Funds. Meetings of the Committees may be held in person or by other means as permitted by the Bylaws of the Funds.

         Duties: The duties of the Committees are:

         (a) to nominate persons for election or appointment as dis-interested directors (i) as additions to the Boards, (ii) to fill vacancies which, from time to time, may occur in the Boards and (iii) for election by shareholders of Funds at meetings called for the election of directors;

         (b) to nominate persons for appointment as members of each committee of the Boards, including without limitation the Committees, the Audit Committees, the Investments Committees and the Valuation Committees, and to nominate persons for appointment as chair and vice chair of each such committee;

         (c) to review from time to time, the compensation, if any, payable to the directors of the Funds and to make recommendations to the Boards with respect thereto;

         (d) to review and evaluate from time to time the functioning of the Boards and the various committees of the Boards and to make recommendations to the Boards with respect thereto;

         (e) to select independent legal counsel to the dis-interested directors and to review and approve the compensation paid to independent legal counsel to the dis-interested directors; and

         (f) provided that the Committees are comprised solely of dis-interested directors and that each member of the Committees is an audit committee independent director, to review and approve the compensation paid to independent counsel and other advisers, if any, to the Audit Committees of the Funds.

         Nomination of Dis-interested Directors: After a determination by the Committees that a person should be nominated as an additional dis-interested director, or as soon as practical after a vacancy occurs or it appears that a vacancy is about to occur for a dis-interested director position on any of the Boards, the Committees shall nominate a person for appointment by a majority of the dis-interested directors to add to the Boards or to fill the vacancy. Prior to a meeting of the shareholders of the Funds called for the purpose of electing dis-interested directors, the Committees shall nominate one or more persons for election as dis-interested directors at such meeting.

Evaluation by the Committees of a person as a potential nominee to serve as a dis-interested director, including a person nominated by a shareholder, should result in the following findings by the Committees:

         (a) upon advice of independent legal counsel to the dis-interested directors, that the person will qualify as a dis-interested director and that the person is otherwise qualified under applicable laws and regulations to serve as a director/trustee of the Funds;

         (b) that the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a dis-interested director;

         (c) with respect to potential nominees to serve as dis-interested director members of the Audit Committees of the Funds, upon advice of independent legal counsel to the dis-interested directors, that the person: (i) is free of any material relationship with the Funds (other than as a shareholder of the Funds), either directly or as a partner, shareholder or officer of an organization that has a relationship with the Funds, (ii) meets the requirements regarding the financial literacy or financial expertise of audit committee members, as set forth from time to time in the New York Stock Exchange listing standards and in any rules promulgated by the SEC that are applicable to investment companies whose shares are listed for trading on a national securities exchange, and (iii) is an audit committee independent director;

         (d) that the person can make a positive contribution to the Boards and the Funds, with consideration being given to the person's business experience, education and such other factors as the Committees may consider relevant;

         (e)      that the person is of good character and high integrity; and

         (f) that the person has desirable personality traits including independence, leadership and the ability to work with the other members of the Boards.

Consistent with the 1940 Act, the Committees can consider recommendations from management in its evaluation process.

As long as any Fund relies on any of Rule 10f-3, Rule 12b-1, Rule 15a-4(b)(2), Rule 17a-7, Rule 17a-8, Rule 17d-1(d)(7), Rule 17e-1, Rule 17g-1(j), Rule 18f-3
or Rule 23c-3, (i) a majority of the directors/trustees of the Fund shall be dis-interested directors, (ii) the selection and nomination of any other dis-interested directors shall be committed to the discretion of the existing dis-interested directors, and (iii) any person who acts as legal counsel to the dis-interested directors shall be "independent legal counsel," as defined in the 1940 Act.

In seeking out potential nominees and in nominating persons to serve as dis-interested directors of the Funds, the Committees shall not discriminate against any person based on his or her race, religion, national origin, sex, physical disability and other factors not relevant to the person's ability to serve as a dis-interested director.

         Nomination of Committee Members: The Committees shall periodically review the members of each committee of the Boards, including without limitation the Committees, the Audit Committees, the Investments Committees and the Valuation Committees. The Committees shall from time to time nominate persons to serve as members of each committee of the Boards, as well as persons who shall serve as the chair and vice chair of each such committee. Evaluation by the Committees of a person as a potential committee member shall include the factors set forth above under "Nomination of Dis-interested Directors," to the extent that such factors are applicable or relevant. All such persons shall be appointed by a majority of the directors/trustees of the Funds. An individual may be nominated to serve on more than one committee of a Board.

         Nominees Recommended by Shareholders: The Committees shall consider nominees recommended by a shareholder to serve as directors/trustees, provided:
(i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors/trustees will be elected; and (ii) that the Committees or the Board, as applicable, shall make the final determination of persons to be nominated. For each Fund other than INVESCO Variable Investment Funds, Inc. ("IVIFI"), the procedures to be followed by shareholders in submitting such recommendations are set forth in the Fund's Bylaws. For IVIFI, a shareholder who desires to recommend a nominee shall submit a request in writing to the Chair of IVIFI's Governance Committee. The Committees shall evaluate nominees recommended by a shareholder to serve as directors/trustees in the same manner as they evaluate nominees identified by the Committees.

         Review of Compensation: At least annually, the Committees shall review and recommend the amount of compensation, if any, payable to the directors of the Funds and report its findings and recommendation to the Boards. Compensation shall be based on the responsibilities and duties of the dis-interested directors and such other directors and the time required to perform these duties. The Committees shall also make recommendations to the Boards regarding matters related to compensation including deferred compensation plans and retirement plans for the dis-interested directors and such other directors, and shall monitor any and all such retirement plans and deferred compensation plans.

         Evaluation Function: The Committees shall consider, oversee and implement any periodic evaluation process of the Boards and all committees of the Boards.

         Selection of Counsel: The Committees shall consider and oversee the selection of "independent legal counsel," as defined in the 1940 Act, to the dis-interested directors and recommend such counsel to the dis-interested directors. In making such selection the Committees will examine and monitor such legal counsel's client relationships, in accordance with any applicable rules promulgated by the SEC, in order to ascertain continued independence.

         Attendance at Annual Meetings. Of the Funds, only AIM Select Real Estate Income Fund holds annual meetings of shareholders. The Funds' policy with regard to director/trustee attendance at annual meetings of shareholders, if any, is that directors/trustees are encouraged but not required to attend such annual meetings.

         Authority: The Committees shall have the resources and authority appropriate to carry out their duties, including the authority to engage independent counsel and other advisers, experts or consultants as they deem necessary to carry out their duties, all at the expense of the appropriate Funds. The Committees shall be responsible for reviewing and approving the compensation paid to such counsel and other advisers.

         Funding: The Funds shall provide for appropriate funding, as determined by the Committees, in their capacity as committees of the Boards, for payment of
(i) compensation to any independent counsel or other advisers employed by the Committees and (ii) ordinary administrative expenses of the Committees under the authority set forth in this Charter.

         Review of Charter: The Committees shall review this Charter at least annually, and shall recommend any changes to the full Boards. This Charter may be amended only by the full Boards, with the approval of a majority of the dis-interested directors.

         Maintenance of Charter: Each Fund shall maintain and preserve in an easily accessible place a copy of the Committee Charter established for such Fund and any modification to such Charter.

                                                                      APPENDIX V

                          AIM VARIABLE INSURANCE FUNDS

                              AMENDED AND RESTATED

                      MASTER INVESTMENT ADVISORY AGREEMENT

         THIS AGREEMENT is made this ____ day of _________________, 2004, by and between AIM Variable Insurance Funds, a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

         WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

         WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created seventeen separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

         WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

         NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

         1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

         2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

                  (a)      supervise all aspects of the operations of the Funds;

                  (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

                  (c) determine which issuers and securities shall be represented in the Funds' investment portfolios and regularly report thereon to the Board of Trustees;

                  (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

                  (e) take, on behalf of the Trust and the Funds, all actions which appear to the Trust and the Funds necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Funds.

         3. Securities Lending Duties and Fees. The Advisor agrees to provide the following services in connection with the securities lending activities of each Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

         As compensation for such services provided by the Advisor in connection with securities lending activities of each Fund, a lending Fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

         4. Delegation of Responsibilities. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

         5. Independent Contractors. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

         6. Control by Board of Trustees. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Funds, shall at all times be subject to any directives of the Board of Trustees.

         7. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

                  (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

                  (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

                  (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

                  (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

                  (e) any other applicable provisions of state, federal or foreign law.

         8. Broker-Dealer Relationships. The Advisor is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates.

                  (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

                  (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

                  (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Funds of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material, or other services to the Funds, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

                  (d) With respect to one or more Funds, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Funds, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

                  (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Funds are affiliated.

         9. Compensation. The compensation that each Fund shall pay the Advisor is set forth in Appendix B attached hereto.

         10. Expenses of the Funds. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         11. Services to Other Companies or Accounts. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Funds.

         12. Non-Exclusivity. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

         13. Effective Date, Term and Approval. This Agreement shall become effective with respect to a Fund, if approved by the shareholders of such Fund, on the Effective Date for such Fund, as set forth in Appendix A attached hereto. If so approved, this Agreement shall thereafter continue in force and effect until [April 30, 2006], and may be continued from year to year thereafter, provided that the continuation of the Agreement is specifically approved at least annually:

                  (a) (i) by the Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of such Fund (as defined in Section 2(a)(42) of the 1940 Act); and

                  (b) by the affirmative vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

         14. Termination. This Agreement may be terminated as to the Trust or as to any one or more of the Funds at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in
Section 2(a)(4) of the 1940 Act.

         15. Amendment. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

         16. Liability of Advisor and Fund. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

         17. Liability of Shareholders. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

         18. Notices. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

         19. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

         20. License Agreement. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                    AIM VARIABLE INSURANCE FUNDS
                                    (a Delaware business trust)

Attest:

_______________________________     By:__________________________________
      Assistant Secretary                  President

(SEAL)

Attest:                             A I M ADVISORS, INC.

______________________________      By:__________________________________
      Assistant Secretary                  President

(SEAL)

                                   APPENDIX A
                            FUNDS AND EFFECTIVE DATES

                                            EFFECTIVE DATE OF
             NAME OF FUND                   ADVISORY AGREEMENT
             ------------                   ------------------
AIM V.I. Aggressive Growth Fund             May 1, 2000
AIM V.I. Balanced Fund                      May 1, 2000
AIM V.I. Basic Value Fund                   September 10, 2001
AIM V.I. Blue Chip Fund                     May 1, 2000
AIM V.I. Capital Appreciation Fund          May 1, 2000
AIM V.I. Capital Development Fund           May 1, 2000
AIM V.I. Core Equity Fund                   May 1, 2000
AIM V.I. Dent Demographic Trends Fund       May 1, 2000
AIM V.I. Diversified Income Fund            May 1, 2000
AIM V.I. Global Utilities Fund              May 1, 2000
AIM V.I. Government Securities Fund         May 1, 2000
AIM V.I. Growth Fund                        May 1, 2000
AIM V.I. High Yield Fund                    May 1, 2000
AIM V.I. International Growth Fund          May 1, 2000
AIM V.I. Large Cap Growth Fund              September 1, 2003
AIM V.I. Mid Cap Core Equity Fund           September 10, 2001
AIM V.I. Money Market Fund                  May 1, 2000
AIM V.I. New Technology Fund                May 1, 2001
AIM V.I. Premier Equity Fund                May 1, 2000
AIM V.I. Small Cap Equity Fund              September 1, 2003

                                   APPENDIX B
                           COMPENSATION TO THE ADVISOR

         The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

                       AIM V.I. CAPITAL APPRECIATION FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. CORE EQUITY FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                          AIM V.I. PREMIER EQUITY FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $250 million.............................................         0.65%
Over $250 million..............................................         0.60%

                         AIM V.I. AGGRESSIVE GROWTH FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $150 million.............................................          0.80%
Over $150 million..............................................         0.625%

                             AIM V.I. BALANCED FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $150 million.............................................         0.75%
Over $150 million..............................................         0.50%

                            AIM V.I. BASIC VALUE FUND
                        AIM V.I. MID CAP CORE EQUITY FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $500 million.............................................         0.725%
Next $500 million..............................................         0.700%
Next $500 million..............................................         0.675%
Over $1.5 billion..............................................          0.65%

                             AIM V.I. BLUE CHIP FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $350 million.............................................          0.75%
Over $350 million..............................................         0.625%

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $2 billion...............................................         0.85%
Over $2 billion................................................         0.80%

                        AIM V.I. DIVERSIFIED INCOME FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $250 million.............................................         0.60%
Over $250 million..............................................         0.55%

                          AIM V.I. NEW TECHNOLOGY FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
Average Daily Net Assets.......................................         1.00%

                       AIM V.I. GOVERNMENT SECURITIES FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $250 million.............................................         0.50%
Over $250 million..............................................         0.45%

                            AIM V.I. HIGH YIELD FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $200 million.............................................         0.625%
Next $300 million..............................................          0.55%
Next $500 million..............................................          0.50%
Over $1 billion................................................          0.45%

                       AIM V.I. INTERNATIONAL GROWTH FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $250 million.............................................         0.75%
Over $250 million..............................................         0.70%

                         AIM V.I. LARGE CAP GROWTH FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $1 billion...............................................          0.75%
Next $1 billion................................................          0.70%
Over $2 billion................................................         0.625%

                           AIM V.I. MONEY MARKET FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
First $250 million.............................................         0.40%
Over $250 million..............................................         0.35%"

                         AIM V.I. SMALL CAP EQUITY FUND

NET ASSETS                                                           ANNUAL RATE
----------                                                           -----------
All Assets.....................................................         0.85%

                                                                     APPENDIX VI

            MASTER INTERGROUP SUB-ADVISORY CONTRACT FOR MUTUAL FUNDS


         This contract is made as of December ___, 2003, between A I M Advisors, Inc. hereinafter "Adviser," 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and INVESCO Institutional (N.A.), Inc. "Sub-Adviser," 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309.

         WHEREAS:

         A) Adviser has entered into an investment advisory agreement with INVESCO Variable Investment Funds, Inc. (hereinafter "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the funds set forth in Exhibit A attached hereto (each a "Fund");

         B) Sub-Adviser represents that it is licensed under the Investment Advisers Act of 1940 ("Advisers Act") as an investment adviser and engages in the business of acting as an investment adviser;

         C) Adviser is authorized to delegate certain, any or all of its rights, duties and obligations under investment advisory agreements to sub-advisers, including sub-advisers that are affiliated with Adviser.

         NOW THEREFORE, in consideration of the promises and the mutual covenants herein contained, it is agreed between the parties hereto as follows:

1. Appointment. Adviser hereby appoints Sub-Adviser as Sub-Adviser of each Fund for the period and on the terms set forth herein. Sub-Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2. Duties as Sub-Adviser.

         (a) Subject to the supervision of the Trust's Board of Trustees ("Board") and Adviser, the Sub-Adviser will provide a continuous investment program for each Fund, including investment research and management, with respect to all or a portion of the securities and investments and cash equivalents of the Fund (the "Sub-Advised Assets"), such Sub-Advised Assets to be determined by the Adviser. The Sub-Adviser will determine from time to time what securities and other investments will be purchased, retained or sold with respect to the Sub-Advised Assets of each Fund, and the brokers and dealers through whom trades will be executed.

         (b) The Sub-Adviser agrees that, in placing orders with brokers and dealers, it will attempt to obtain the best net result in terms of price and execution. Consistent with this obligation, the Sub-Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who sell shares of the Funds or provide the Funds, Adviser's other clients, or Sub-Adviser's other clients with research, analysis, advice and similar services. The Sub-Adviser may pay to brokers and dealers, in return for such research and analysis, a higher commission or spread than may be charged by other brokers and dealers, subject to the Sub-Adviser determining in good faith that such commission or spread is reasonable in terms either of the particular transaction or of the overall responsibility of the Adviser and the Sub-Adviser to the Funds and their other clients and that the total commissions or spreads paid by each Fund will be reasonable in relation to the benefits to the Fund over the long term. In no instance will portfolio securities be purchased from or sold to the Sub-Adviser, or any affiliated person thereof, except in accordance with the applicable securities laws and the rules and regulations thereunder and any exemptive orders currently in effect. Whenever the Sub-Adviser simultaneously places orders to purchase or sell the same security on behalf of a Fund and one or more other accounts advised by the Sub-Adviser, such orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable to each account.

         (c) The Sub-Adviser will maintain all required books and records with respect to the securities transactions of the Funds, and will furnish the Board and Adviser with such periodic and special reports as the Board or Adviser reasonably may request. Sub-Adviser hereby agrees that all records which it maintains for the Adviser are the property of the Adviser, and agrees to preserve for the periods prescribed by applicable law any records which it maintains for the Adviser and which are required to be maintained, and further agrees to surrender promptly to the Adviser any records which it maintains for the Adviser upon request by the Adviser.

3. Further Duties. In all matters relating to the performance of this Contract, Sub-Adviser will act in conformity with the Agreement and Declaration of Trust, By-Laws and Registration Statement of the Trust and with the instructions and directions of the Board and will comply with the requirements of the 1940 Act, the rules, regulations, exemptive orders and no-action positions thereunder, and all other applicable laws and regulations. Sub-Adviser shall maintain compliance procedures for the Funds that it and the Adviser reasonably believe are adequate to ensure compliance with the 1940 Act and the investment objective(s) and policies as stated in the prospectuses and statements of additional information.

4. Services Not Exclusive. The services furnished by Sub-Adviser hereunder are not to be deemed exclusive and Sub-Adviser shall be free to furnish similar services to others so long as its services under this Contract are not impaired thereby. Nothing in this Contract shall limit or restrict the right of any director, officer or employee of Sub-Adviser, who may also be a Trustee, officer or employee of the Trust, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

5. Compensation.

         (a) For the services provided to a Fund under this Contract, Adviser will pay Sub-Adviser a fee, computed daily and paid monthly, at the rate of 40% of the Adviser's compensation on the Sub-Advised Assets per year, on or before the last business day of the next succeeding calendar month.

         (b) If this Contract becomes effective or terminates before the end of any month, the fee for the period from the effective date to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be prorated according to the proportion which such period bears to the full month in which such effectiveness or termination occurs.

6. Fee Waivers and Expense Limitations. If, for any fiscal year of the Trust, the amount of the advisory fee which the Fund would otherwise be obligated to pay to the Adviser is reduced because of contractual or voluntary fee waivers or expense limitations by the Adviser, the fee payable hereunder to the Sub-Adviser shall be reduced proportionately; and to the extent that the Adviser reimburses the Fund as a result of such expense limitations, the Sub-Adviser shall reimburse the Adviser that proportion of such reimbursement payments which the sub-advisory fee hereunder bears to the advisory fee under this Contract.

7. Limitation of Liability of Sub-Adviser and Indemnification. Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by the Fund or the Trust in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sub-Adviser in the performance by Sub-Adviser of its duties or from reckless disregard by Sub-Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Sub-Adviser, who may be or become a Trustee, officer, employee or agent of the Trust, shall be deemed, when rendering services to a Fund or the Trust or acting with respect to any business of a Fund or the Trust to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Sub-Adviser even though paid by it.

8. Duration and Termination.

         (a) This Contract shall become effective upon the date hereabove written, provided that this Contract shall not take effect with respect to any Fund unless it has first been approved (i) by a vote of a majority of the independent Trustees who are not parties to this Contract or "interested persons" (as defined in the 1940 Act) of a party to this Contract, other than as Board members ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (ii) by vote of a majority of that Fund's outstanding voting securities, when required by the 1940 Act.

         (b) Unless sooner terminated as provided herein, this Contract shall continue in force and effect until June 30, 2005. Thereafter, if not terminated, with respect to each Fund, this Contract shall continue automatically for successive periods not to exceed twelve months each, provided that such continuance is specifically approved at least annually (i) by a vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of that Fund.

         (c) Notwithstanding the foregoing, with respect to any Fund this Contract may be terminated at any time, without the payment of any penalty, (i) by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on sixty days' written notice to Sub-Adviser; or (ii) by the Adviser on sixty days' written notice to Sub-Adviser; or (iii) by the Sub-Adviser on sixty days' written notice to the Trust. Termination of this Contract with respect to one Fund shall not affect the continued effectiveness of this Contract with respect to any other Fund. This Contract will automatically terminate in the event of its assignment.

9. Amendment. No provision of this Contract may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and, when required by the 1940 Act, no amendment of this Contract shall be effective until approved by vote of a majority of the Fund's outstanding voting securities.

10. Notices. Any notices under this Contract shall be writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and the Adviser shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Until further notice to the other party, it is agreed that the address of the Sub-Adviser shall be 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309.

11. Governing Law. This Contract shall be construed in accordance with the laws of the State of Texas and the 1940 Act. To the extent that the applicable laws of the State of Texas conflict with the applicable provisions of the 1940 Act, the latter shall control.

12. Miscellaneous. The captions in this Contract are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Contract shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Contract shall not be affected thereby. This Contract shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors. Any question of interpretation of any term or provision of this Contract having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission ("SEC") issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Contract is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Contract to be executed by their officers designated as of the day and year first above written.


A I M ADVISORS, INC.                      INVESCO INSTITUTIONAL (N.A.), INC.

Adviser                                   Sub-adviser

By:                                       By:
   --------------------------------          ---------------------------------

Name:                                     Name:
     ------------------------------            -------------------------------

Title:                                    Title:
      -----------------------------             ------------------------------

                                    EXHIBIT A
                                       TO
            MASTER INTERGROUP SUB-ADVISORY CONTRACT FOR MUTUAL FUNDS


                                      FUND


INVESCO VARIABLE INVESTMENT FUNDS, INC.

      INVESCO VIF - Core Equity Fund

      INVESCO VIF - Dynamics Fund

      INVESCO VIF - Financial Services Fund

      INVESCO VIF - Growth Fund

      INVESCO VIF - Health Sciences Fund

      INVESCO VIF - High Yield Fund

      INVESCO VIF - Leisure Fund

      INVESCO VIF - Real Estate Opportunity Fund

      INVESCO VIF - Small Company Growth Fund

      INVESCO VIF - Technology Fund

      INVESCO VIF - Telecommunications Fund

      INVESCO VIF - Total Return Fund

      INVESCO VIF - Utilities Fund

                                                                    APPENDIX VII

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), dated as of December 10, 2003, by and between INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A to this Agreement, and AIM Variable Insurance Funds, a Delaware statutory trust (the "Trust"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A.

                                   BACKGROUND

         The Company is organized as a series management investment company and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company currently publicly offers shares of common stock representing interests in one or more separate series portfolios. Each of these series portfolios is listed on Schedule A and is referred to in this Agreement as a "Current Fund."

         The Board of Directors of the Company has designated two classes of common stock that represent interests in each Current Fund. These classes are listed on Schedule B to this Agreement and each such class is referred to in this Agreement as a "Current Fund Class."

         The Company desires to change its form and place of organization by reorganizing as the Trust. In anticipation of such reorganization, the Board of Trustees of the Trust has established a series portfolio corresponding to each of the Current Funds (each a "New Fund"), and has designated one or more classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"). Schedule A lists the New Funds and Schedule B lists the New Fund Classes.

         Each Current Fund desires to provide for its Reorganization (each, a "Reorganization" and collectively, the "Reorganizations") through the transfer of all of its assets to the corresponding New Fund in exchange for the assumption by such New Fund of the liabilities of the corresponding Current Fund and the issuance by the Trust to such Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares"). New Fund Shares received by a Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Current Fund immediately prior to the Reorganization (the "Current Fund Shares"). Each Current Fund will then distribute the New Fund Shares it has received to its shareholders.

         Each Reorganization of each Current Fund is dependent upon the consummation of the Reorganization of all of the other Current Funds, so that the Reorganizations of all of the Current Funds must be consummated if any of them are to be consummated. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Current Fund and the corresponding New Fund participating therein, as applicable.

         The Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement. This Agreement is intended to be and is adopted by the Company, on its own behalf and on behalf of the Current Funds, and by the Trust, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended.

         NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1. DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background to this Agreement. In addition, the following terms shall have the following meanings:

         1.1 "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

         1.2 "Closing" shall mean the consummation of the transfer of Assets, assumption of Liabilities and issuance of shares described in Sections 2.1 and
2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

         1.3 "Code" shall mean the Internal Revenue Code of 1986, as amended.

         1.4 "Current Fund" shall mean each of the series portfolios of the Company as shown on Schedule A.

         1.5 "Current Fund Class" shall mean each class of common stock of the Company representing an interest in a Current Fund as shown on Schedule B.

         1.6 "Current Fund Shares" shall mean the shares of a Current Fund outstanding immediately prior to the Reorganization.

         1.7 "Effective Time" shall have the meaning set forth in Section 3.1.

         1.8 "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

         1.9 "New Fund" shall mean each of the series portfolios of the Trust, one of which shall correspond to one of the Current Funds as shown on Schedule A.

         1.10 "New Fund Class" shall mean each class of shares of beneficial interest in a New Fund, one of which shall correspond to one of the Current Fund Classes as shown on Schedule B.

         1.11 "New Fund Shares" shall mean those shares of beneficial interest in a New Fund issued to a Current Fund hereunder.

         1.12 "Registration Statement" shall have the meaning set forth in
Section 5.4.

         1.13 "RIC" shall mean a "regulated investment company" (as defined under Subchapter M of the Code).

         1.14 "SEC" shall mean the Securities and Exchange Commission.

         1.15 "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

         1.16 "Shareholders Meeting" shall have the meaning set forth in Section 5.1.

         1.17 "Transfer Agent" shall have the meaning set forth in Section 2.2.

         1.18 "1940 Act" shall mean the Investment Company Act of 1940, as amended.

2. PLAN OF REORGANIZATION

         2.1 The Company agrees, on behalf of each Current Fund, to assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Trust, on behalf of each New Fund, agrees in exchange therefor:

                  (a) to issue and deliver to the corresponding Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated on Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated on Schedule B; and

                  (b) to assume all of the Current Fund's Liabilities.

Such transactions shall take place at the Closing.

         2.2 At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Shares issued pursuant to Section 5.2 shall be redeemed by each New Fund for $10.00 and (b) each Current Fund shall distribute the New Fund Shares received by it pursuant to Section 2.1 to the Current Fund's Shareholders in exchange for such Shareholders' Current Fund Shares. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Trust (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, shall simultaneously be canceled on each Current Fund's share transfer books. The Trust shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares shall represent New Fund Shares after the Reorganization.

         2.3 Following receipt of the required shareholder vote and as soon as reasonably practicable after the Closing, the status of each Current Fund as a designated series of the Company shall be terminated; provided, however, that the termination of each Current Fund as a designated series of the Company shall not be required if the Reorganization shall not have been consummated.

         2.4 Following receipt of the required shareholder vote and as soon as reasonably practicable after distribution of the New Fund Shares pursuant to
Section 2.2, the Company and the Trust shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, the Company shall file a Form N-8F with the Securities and Exchange Commission to deregister as an investment company. Following such deregistration, the Company shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve the Company as a Maryland corporation; provided, however, that the filing of Articles of Transfer, a Form N-8F and Articles of Dissolution as aforesaid shall not be required if the Reorganization shall not have been consummated.

         2.5 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

         2.6 Any reporting responsibility of the Company or each Current Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

3. CLOSING

         3.1 The Closing shall occur at the principal office of the Company on April 30, 2004, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Company's and the Trust's close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

         3.2 The Company or its fund accounting agent shall deliver to the Trust at the Closing, a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Current Funds to the New Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The Company shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3 The Company shall deliver to the Trust at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund

Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the Company's Secretary or Assistant Secretary. The Trust shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Trust shall issue and deliver a confirmation to the Company evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the Company that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

         3.4 The Company and the Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4. REPRESENTATIONS AND WARRANTIES

         4.1 The Company represents and warrants on its own behalf and on behalf of each Current Fund as follows:

                  (a) The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and its Charter is on file with the Maryland Department of Assessments and Taxation;

                  (b) The Company is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

                  (c) Each Current Fund is a duly established and designated series of the Company;

                  (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

                  (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

                  (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each taxable year since it commenced operations that has ended (or will end) before the Closing and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each calendar year that has ended (or will end) before the Closing that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such calendar year;

                  (g) During the five-year period ending on the date of the Reorganization, neither Company nor any person related to Company (as defined in Section 1.368-1(e)(3) of the Federal income tax regulations adopted pursuant to the Code without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of a Current Fund for consideration other than shares of such Current Fund, except for shares redeemed in the ordinary course of such Current Fund's business as an open-end investment company as required by the 1940 Act, or (ii) made distributions with respect to a Current Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in such Current Fund at the Effective Time. There is no plan or intention of the Shareholders who individually own 5% or more of any Current Fund Shares and, to the best of the Company's knowledge, there is no plan or intention of the remaining Shareholders to redeem or otherwise dispose of any New Fund Shares to be received by them in the Reorganization. The Company does not anticipate dispositions of those shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Current Fund as a series of an open-end investment company. Consequently, the Company is not aware of any plan that would cause the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of the Current Fund outstanding as of the Effective Time;

                  (h) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

                  (i) The Company is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

                  (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as a series of an open-end diversified management investment company operating under the 1940 Act;

                  (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Company's shareholders;

                  (l) Throughout the five-year period ending on the date of the Closing, each Current Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner;

                  (m) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

                  (n) The total adjusted basis of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred assets are subject.

         4.2 The Trust represents and warrants on its own behalf and on behalf of each New Fund as follows:

                  (a) The Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

                  (b) The Trust is duly registered as an open-end management investment company under the 1940 Act. At the Effective Time, the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement shall be duly registered under the Securities Act of 1933 by a Registration Statement filed with the SEC;

                  (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

                  (d) No New Fund has commenced operations nor will it commence operations until after the Closing;

                  (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Trust on behalf of any New Fund, except as provided in Section 5.2;

                  (f) No consideration other than New Fund Shares (and each New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

                  (g) The New Fund Shares to be issued and delivered to each corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and nonassessable;

                  (h) Each New Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

                  (i) The Trust, on behalf of the New Funds, has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Trust, on behalf of the New Funds, have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued pursuant to the Reorganization, other than in the ordinary course of such business or to the extent necessary to comply with its legal obligation under
         Section 22(e) of the 1940 Act;

                  (j) Each New Fund will actively continue the corresponding Current Fund's business in substantially the same manner that the Current Fund conducted that business immediately before the Reorganization; and no New Fund has any plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the New Fund will continuously review its investment portfolio (as each Current Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, provided, however that this Section 4.2(j) shall not preclude any of the combinations of funds set forth on Schedule C to this Agreement; and

                  (k) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or statutory trust or "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization, provided, however that this Section 4.2(k) shall not preclude any of the combinations of Funds set forth on Schedule C.

         4.3 Each of the Company and the Trust, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

                  (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefor;

                  (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

                  (c) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

                  (d) There is no intercompany indebtedness between a Current Fund and a New Fund that was issued or acquired, or will be settled, at a discount; and

                  (e) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets.

5. COVENANTS

         5.1 As soon as practicable after the date of this Agreement, the Company shall call a meeting of its shareholders (the "Shareholders Meeting") to consider and act on this Agreement and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. The Board of Directors of the Company shall recommend that shareholders approve this Agreement and, in connection therewith, sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. Approval by shareholders of this Agreement will authorize the Company, and the Company hereby agrees, to vote on the matters referred to in Sections 5.2 and 5.3.

         5.2 Prior to the Closing, the Company shall acquire one New Fund Share in each New Fund Class of each New Fund for the purpose of enabling the Company to elect the Company's directors as the Trust's trustees (to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders), to ratify the selection of each New Fund's independent accountants, and to vote on the matters referred to in Section 5.3.

         5.3 Immediately prior to the Closing, the Trust (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into a Master Investment Advisory Agreement, a Master Sub-Advisory Agreement, a Master Administrative Services Agreement, Master Distribution Agreements, a Custodian Agreement, and a Transfer Agency and Servicing Agreement; shall adopt a plan of distribution pursuant to Rule 12b-l of the 1940 Act for the Series II Shares of each New Fund, a multiple class plan pursuant to Rule 18f-3 of the 1940 Act; and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and by the Company as the sole shareholder of each New Fund.

         5.4 The Company or the Trust, as appropriate, shall file with the SEC one or more post-effective amendments to the Company's Registration Statement on Form N-lA under the Securities Act of 1933, as amended, and the 1940 Act, as amended (the "Registration Statement"), (i) which will contain such amendments to such Registration Statement as are determined by the Company to be necessary and appropriate to effect the Reorganization and (ii) which will register the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement, and shall use its best efforts to have such post-effective amendment or amendments to the Registration Statement become effective as of the Closing.

6. CONDITIONS PRECEDENT

         The obligations of the Company, on its own behalf and on behalf of each Current Fund, and the Trust, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective
Time:

         6.1 The shareholders of the Company shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

         6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consults, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the Company or the Trust may for itself waive any of such conditions.

         6.3 Each of the Company and the Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP as to the federal income tax consequences mentioned below. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters of representation that the Company and the Trust shall use their best efforts to deliver to such counsel) and the certificates delivered pursuant to Section 3.4. Such opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  (a) The Reorganization will constitute a reorganization within the meaning of section 368(a) of the Code, and each Current Fund and each New Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  (b) No gain or loss will be recognized to a Current Fund on the transfer of its Assets to the corresponding New Fund in exchange solely for the New Fund's New Fund Shares and the New Fund's assumption of the Current Fund's Liabilities or on the subsequent distribution of those New Fund Shares to its Shareholders, in constructive exchange for their Current Fund Shares, in liquidation of the Current Fund;

                  (c) No gain or loss will be recognized to a New Fund on its receipt of the corresponding Current Fund's Assets in exchange for New Fund Shares and its assumption of the Current Fund's Liabilities;

                  (d) Each New Fund's basis for the corresponding Current Fund's Assets will be the same as the basis thereof in the Current Fund's hands immediately before the Reorganization, and the New Fund's holding period for those Assets will include the Current Fund's holding period therefor;

                  (e) A Shareholder will recognize no gain or loss on the constructive exchange of Current Fund Shares solely for New Fund Shares pursuant to the Reorganization; and

                  (f) A Shareholder's basis for the New Fund Shares of each New Fund to be received in the Reorganization will be the same as the basis for the Current Fund Shares of the corresponding Current Fund to be constructively surrendered in exchange for such New Fund Shares, and a Shareholder's holding period for such New Fund Shares will include its holding period for such Current Fund Shares, provided that such Current Fund Shares are held as capital assets by the Shareholder at the Effective Time.

         6.4 No stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

         At any time prior to the Closing, any of the foregoing conditions (except those set forth in Sections 6.1 and 6.3) may be waived by the directors/trustees of either the Company or the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the Current Fund's Shareholders.

7. EXPENSES

         Except as otherwise provided in Section 4.3(c), all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

8. ENTIRE AGREEMENT

         Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

9. AMENDMENT

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Company's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the shareholders' interests.

10. TERMINATION

         This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Company's shareholders:

         10.1 By either the Company or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before June 30, 2004; or

         10.2 By the parties' mutual agreement.

         Except as otherwise provided in Section 7, in the event of termination under Sections 10.1(c) or 10.2, there shall be no liability for damages on the part of either the Company or the Trust or any Current Fund or corresponding New Fund, to the other.

11. MISCELLANEOUS

         11.1 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         11.2 Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         11.3 The execution and delivery of this Agreement have been authorized by the Trust's trustees, and this Agreement has been executed and delivered by a duly authorized officer of the Trust in his or her capacity as an officer of the Trust intending to bind the Trust as provided herein, and no officer, trustee or shareholder of the Trust shall be personally liable for the liabilities or obligations of the Trust incurred hereunder. The liabilities and obligations of the Trust pursuant to this Agreement shall be enforceable against the assets of the New Funds only and not against the assets of the Trust generally.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

Attest:                                    INVESCO VARIABLE INVESTMENT FUNDS,
                                           INC., on behalf of each of its series
                                           listed in Schedule A


                                           By:
--------------------------                    ----------------------------------
                                           Title:
                                                 -------------------------------

Attest:                                    AIM VARIABLE INSURANCE FUNDS,
                                           on behalf of each of its series
                                           listed in Schedule A


                                           By:
--------------------------                    ----------------------------------
                                           Title:
                                                 -------------------------------

                                   SCHEDULE A

                SERIES OF
   INVESCO VARIABLE INVESTMENT FUNDS, INC.              CORRESPONDING SERIES OF AIM VARIABLE
           (EACH A "CURRENT FUND")                      INSURANCE FUNDS (EACH A "NEW FUND")
-------------------------------------------             -------------------------------------------
INVESCO VIF - Core Equity Fund                          INVESCO VIF - Core Equity Fund
INVESCO VIF - Dynamics Fund                             INVESCO VIF - Dynamics Fund
INVESCO VIF - Financial Services Fund                   INVESCO VIF - Financial Services Fund
INVESCO VIF - Growth Fund                               INVESCO VIF - Growth Fund
INVESCO VIF - Health Sciences Fund                      INVESCO VIF - Health Sciences Fund
INVESCO VIF - High Yield Fund                           INVESCO VIF - High Yield Fund
INVESCO VIF - Leisure Fund                              INVESCO VIF - Leisure Fund
INVESCO VIF - Real Estate Opportunity Fund              INVESCO VIF - Real Estate Opportunity Fund
INVESCO VIF - Small Company Growth Fund                 INVESCO VIF - Small Company Growth Fund
INVESCO VIF - Technology Fund                           INVESCO VIF - Technology Fund
INVESCO VIF - Telecommunications Fund                   INVESCO VIF - Telecommunications Fund
INVESCO VIF - Total Return Fund                         INVESCO VIF - Total Return Fund
INVESCO VIF - Utilities Fund                            INVESCO VIF - Utilities Fund

                                   SCHEDULE B

SHARES OF COMMON STOCK OF                                     CORRESPONDING SHARES OF COMMON STOCK OF
EACH CURRENT FUND                                             EACH NEW FUND
----------------------------------------                      ----------------------------------------
INVESCO VIF - Core Equity Fund                                INVESCO VIF - Core Equity Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Dynamics Fund                                   INVESCO VIF - Dynamics Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Financial Services Fund                         INVESCO VIF - Financial Services Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Growth Fund                                     INVESCO VIF - Growth Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Health Sciences Fund                            INVESCO VIF - Health Sciences Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - High Yield Fund                                 INVESCO VIF - High Yield Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Leisure Fund                                    INVESCO VIF - Leisure Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Real Estate Opportunity Fund                    INVESCO VIF - Real Estate Opportunity Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Small Company Growth Fund                       INVESCO VIF - Small Company Growth Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Technology Fund                                 INVESCO VIF - Technology Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Telecommunications Fund                         INVESCO VIF - Telecommunications Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Total Return Fund                               INVESCO VIF - Total Return Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares
INVESCO VIF - Utilities Fund                                  INVESCO VIF - Utilities Fund
         Series I Shares                                               Series I Shares
         Series II Shares                                              Series II Shares

                                   SCHEDULE C

                         PERMITTED COMBINATIONS OF FUNDS

AIM V.I. Global Utilities Fund into INVESCO VIF - Utilities Fund

AIM V.I. New Technology Fund into INVESCO VIF - Technology Fund

INVESCO VIF - Telecommunications Fund into INVESCO VIF - Technology Fund

INVESCO VIF - Growth Fund into AIM V.I. Growth Fund

INVESCO VIF - High Yield Fund into AIM V.I. High Yield Fund

LSA Basic Value Fund into AIM V.I. Basic Value Fund

                                                                   APPENDIX VIII

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                the AIM Funds and the INVESCO Funds (the "Funds")
                            AMENDED NOVEMBER 6, 2003

I. STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by the Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval") or require the specific pre-approval of the Audit Committee ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding general pre-approved cost levels or established amounts will also require specific pre-approval by the Audit Committee.

The Audit Committee will annually review and pre-approve the services that may be provided by the Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

II. DELEGATION

The Audit Committee may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next-scheduled meeting.

III. AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV. GENERAL PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

ALL OTHER SERVICES

The Audit Committee may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V. SPECIFIC PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

VI. PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval fee levels or established amounts for services to be provided by the Auditor under general pre-approval policies will be set annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

VII. PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees where possible and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next regularly scheduled Audit Committee meeting of any such services rendered by the Auditor.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

o Bookkeeping or other services related to the accounting records or financial statements of the audit client

o    Financial information systems design and implementation

o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

o    Actuarial services

o    Internal audit outsourcing services


CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

o    Management functions

o    Human resources

o    Broker-dealer, investment adviser, or investment banking services

o    Legal services

o    Expert services unrelated to the audit

o Any other service that the Public Company Oversight Board determines by regulation is impermissible

                        INVESCO VIF - TECHNOLOGY FUND AND
                          INVESCO VIF - UTILITIES FUND,
                               EACH A PORTFOLIO OF
                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                           Toll Free: (800) 525-8085


AIM V.I. NEW TECHNOLOGY FUND AND         INVESCO VIF - TELECOMMUNICATIONS FUND,
 AIM V.I. GLOBAL UTILITIES FUND,                     A PORTFOLIO OF
       EACH A PORTFOLIO OF              INVESCO VARIABLE INVESTMENT FUNDS, INC.
  AIM VARIABLE INSURANCE FUNDS                  4350 South Monaco Street
  11 Greenway Plaza, Suite 100                   Denver, Colorado 80237
    Houston, Texas 77046-1173                 Toll Free: [(800) 525-8085]
    Toll Free: (800) 347-4246


                       STATEMENT OF ADDITIONAL INFORMATION

  (April 2, 2004 Special Meetings of Shareholders of AIM V.I. New Technology Fund, AIM V.I. Global Utilities Fund and INVESCO VIF - Telecommunications Fund)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated February 23, 2004 of each of INVESCO VIF - Technology Fund and INVESCO VIF - Utilities Fund for use in connection with the Special Meetings of Shareholders of AIM V.I. New Technology Fund, AIM V.I. Global Utilities Fund and INVESCO VIF
- Telecommunications Fund to be held on April 2, 2004. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739 or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for the Company dated April 30, 2003 and as supplemented October 21, 2003, December 16, 2003 and January 16, 2003 has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is February 26, 2004.

                                TABLE OF CONTENTS

THE COMPANY.....................................................................................................S-3

DESCRIPTION OF PERMITTED INVESTMENTS............................................................................S-3

DIRECTORS AND OFFICERS OF THE COMPANY...........................................................................S-3

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................S-3

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS.............................................................S-3

PORTFOLIO TRANSACTIONS..........................................................................................S-3

DESCRIPTION OF SHARES...........................................................................................S-4

DETERMINATION OF NET ASSET VALUE................................................................................S-4

TAXES...........................................................................................................S-4

PERFORMANCE DATA................................................................................................S-4

CODE OF ETHICS..................................................................................................S-4

FINANCIAL INFORMATION...........................................................................................S-4


Appendix I              -       Statement of Additional Information of the
                                Company

Appendix II             -       Unaudited Financial Statements of INVESCO VIF -
                                Technology Fund (June 30, 2003)

Appendix III            -       Unaudited Financial Statements of INVESCO VIF -
                                Utilities Fund (June 30, 2003)

Appendix IV             -       Audited Financial Statements of AIM V.I. New
                                Technology Fund (December 31, 2002)

Appendix V              -       Unaudited Financial Statements of AIM V.I. New
                                Technology Fund (June 30, 2003)

Appendix VI             -       Audited Financial Statements of AIM V.I. Global
                                Utilities Fund (December 31, 2002)

Appendix VII                    Unaudited Financial Statements of AIM V.I.
                                Global Utilities Fund (June 30, 2003)

Appendix VIII           -       Audited Financial Statements of INVESCO VIF -
                                Telecommunications Fund (December 31, 2002)

Appendix IX             -       Unaudited Financial Statements of INVESCO VIF -
                                Telecommunications Fund (June 30, 2003)

Appendix X              -       Pro forma Financial Statements for INVESCO VIF
                                - Technology Fund

Appendix XI             -       Pro forma Financial Statements for INVESCO VIF
                                - Utilities Fund

THE COMPANY

This Statement of Additional Information relates to INVESCO Variable Investment Funds, Inc. (the "Company") and its investment portfolios, INVESCO VIF - Technology Fund and INVESCO VIF - Utilities Fund (the "Funds"). The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds are separate series of shares of common stock of the Company. For additional information about the Company, see heading "The Company" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Funds adopted by the Company's Board of Directors, see headings "Investments, Policies and Risks" and "Investment Restrictions" in the Company's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE COMPANY

For a disclosure of the names and a brief occupational biography of each of the Company's directors and executive officers identifying those who are interested persons of the Company as well as stating their aggregate remuneration, see heading "Management of the Funds" in the Company's Statement of Additional Information attached hereto as Appendix I.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a disclosure of the control persons of the Funds, the principal holders of shares of the Funds and the ownership by officers and directors of the Funds, see heading "Management of the Funds - Control Persons and Principal Shareholders" in the Company's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS

For a discussion of the Company's advisory and management-related services agreements, see headings "Management of the Funds" and "Other Service Providers" in the Company's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Company's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Company's authorized securities and the characteristics of the Company's shares of common stock, see heading "Capital Stock" in the Company's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Company's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Management of the Funds" in the Company's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Company's shares, see heading "Tax Consequences of Owning Shares of a Fund" in the Company's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Company, see heading "Performance" in the Company's Statement of Additional Information attached hereto as Appendix I.

CODE OF ETHICS

For a description of the Code of Ethics applicable to INVESCO Funds Group, Inc., the investment advisor to Buying Fund, see heading "Code of Ethics" in the Company's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of the Funds, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I.

The unaudited financial statements of INVESCO VIF - Technology Fund, are set forth as Appendix II. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

The unaudited financial statements of INVESCO VIF - Utilities Fund, are set forth as Appendix III. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

The audited financial statements of AIM V.I. New Technology Fund, and the report thereon by Tait Weller & Baker, are set forth in the Annual Report of AIM V.I. New Technology Fund dated March 4, 2003, which is incorporated herein by reference and attached hereto as Appendix IV. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

The unaudited financial statements of AIM V.I. New Technology Fund, are set forth in the Semi-Annual Report of AIM V.I. New Technology Fund dated August 29, 2003, which is incorporated herein by reference and attached hereto as Appendix
V. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

The audited financial statements of AIM V.I. Global Utilities Fund, and the report thereon by Tait Weller & Baker, are set forth in the Annual Report of AIM V.I. Global Utilities Fund dated March 4, 2003, which is incorporated herein by reference and attached hereto as Appendix VI. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

The unaudited financial statements of AIM V.I. Global Utilities Fund, are set forth in the Semi-Annual Report of AIM V.I. Global Utilities Fund dated August 29, 2003, which is incorporated herein by reference and attached hereto as Appendix VII. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

The audited financial statements of INVESCO VIF - Telecommunications Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of INVESCO VIF - Telecommunications Fund dated February 4, 2003, which is incorporated herein by reference and attached hereto as Appendix VIII. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

The unaudited financial statements of INVESCO VIF - Telecommunications Fund, are set forth in the Semi-Annual Report of INVESCO VIF - Telecommunications Fund, which is incorporated herein by reference and attached hereto as Appendix IX. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

Pro forma financial statements for INVESCO VIF - Technology Fund, giving effect to the reorganization of AIM V.I. New Technology Fund and INVESCO VIF - Telecommunications Fund into INVESCO VIF - Technology Fund, are attached hereto as Appendix X. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

Pro forma financial statements for INVESCO VIF - Utilities Fund, giving effect to the reorganization of AIM V.I. Global Utilities Fund into INVESCO VIF - Utilities Fund, are attached hereto as Appendix XI. The financial statements should be read in conjunction with the disclosures, included in this Proxy Statement/Prospectus under the heading "Certain Civil Proceedings and Lawsuits," related to certain events which occurred after the financial statements were issued.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                           INVESCO VIF - DYNAMICS FUND
                         INVESCO VIF - CORE EQUITY FUND
                      INVESCO VIF - FINANCIAL SERVICES FUND
                            INVESCO VIF - GROWTH FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - HIGH YIELD FUND
                           INVESCO VIF - LEISURE FUND
                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
                     INVESCO VIF - SMALL COMPANY GROWTH FUND
                          INVESCO VIF -TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                         INVESCO VIF - TOTAL RETURN FUND
                          INVESCO VIF - UTILITIES FUND

                      Supplement dated January 16, 2004 to
          the Statement of Additional Information dated April 30, 2003, as supplemented June 12, 2003, October 21, 2003 and December 16, 2003

This supplement supercedes and replaces in its entirety the supplement dated December 16, 2003.

The following new section of the SAI is added immediately following the information appearing under the heading "FINANCIAL STATEMENTS":

         "PENDING LITIGATION

         A list of pending civil class action lawsuits that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties is found in Appendix B."

The following new appendix to the SAI is added immediately following Appendix A:

                                   "APPENDIX B
                               PENDING LITIGATION

         The following civil class action lawsuits involve one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties.

         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY

         MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and
         Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE

         FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND),

         INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD
         J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United

         States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good to the Retirement Plan all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC.; AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise."

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.


                           INVESCO VIF - DYNAMICS FUND
                         INVESCO VIF - CORE EQUITY FUND
                      INVESCO VIF - FINANCIAL SERVICES FUND
                            INVESCO VIF - GROWTH FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - HIGH YIELD FUND
                           INVESCO VIF - LEISURE FUND
                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
                     INVESCO VIF - SMALL COMPANY GROWTH FUND
                          INVESCO VIF -TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                         INVESCO VIF - TOTAL RETURN FUND
                          INVESCO VIF - UTILITIES FUND


                       Supplement dated December 16, 2003
        to the Statement of Additional Information dated April 30, 2003, as supplemented June 12, 2003 and October 21, 2003


The following new section of the SAI is added immediately following the information appearing under the heading "FINANCIAL STATEMENTS":

"PENDING LITIGATION

A list of pending civil class action lawsuits that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties is found in Appendix B."

The following new appendix to the SAI is added immediately following Appendix A:


"APPENDIX B

PENDING LITIGATION

The following civil class action lawsuits involve one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties.

JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO

TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.

L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.

EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100,
in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise."

                     INVESCO VARIABLE INSURANCE FUNDS, INC.

                         INVESCO VIF - CORE EQUITY FUND
                           INVESCO VIF - DYNAMICS FUND
                      INVESCO VIF - FINANCIAL SERVICES FUND
                            INVESCO VIF - GROWTH FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - HIGH YIELD FUND
                           INVESCO VIF - LEISURE FUND
                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
                     INVESCO VIF - SMALL COMPANY GROWTH FUND
                          INVESCO VIF - TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                         INVESCO VIF - TOTAL RETURN FUND
                          INVESCO VIF - UTILITIES FUND

                        Supplement dated October 21, 2003
         to the Statement of Additional Information dated April 30, 2003 as supplemented June 12, 2003

The following information replaces in their entirety the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INDEPENDENT DIRECTORS" and the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INTERESTED DIRECTORS AND OFFICERS" in the Statement of Additional Information:

                                    DIRECTOR
        "NAME, YEAR OF BIRTH AND    AND/OR                                                           OTHER
       POSITION(s) HELD WITH THE    OFFICER           PRINCIPAL OCCUPATION(s) DURING              DIRECTORSHIP(S)
                COMPANY             SINCE(2)                   PAST 5 YEARS(3)                   HELD BY DIRECTOR
     ------------------------------ ---------   ---------------------------------------------- ---------------------
     INTERESTED PERSONS
     Mark H. Williamson(1,5)--1951     1998     Director, President and Chief Executive          None
     Director and Chairman of the               Officer, A I M Management Group Inc.
     Board                                      (financial services holding company);
                                                Director, Chairman and
                                                President, A I M Advisors, Inc.
                                                (registered investment advisor);
                                                Director, A I M Capital
                                                Management, Inc. (registered
                                                investment advisor) and A I M
                                                Distributors, Inc. (registered
                                                broker dealer), Director and
                                                Chairman, AIM Investment
                                                Services, Inc., (registered
                                                transfer agent), and Fund
                                                Management Company (registered
                                                broker dealer); and Chief
                                                Executive Officer, AMVESCAP PLC
                                                - AIM Division (parent of AIM
                                                and a global investment
                                                management firm)

                                                Formerly:  Director, Chairman, President and
                                                Chief Executive Officer, INVESCO Funds Group,
                                                Inc.; and INVESCO Distributors, Inc.; Chief
                                                Executive Officer, AMVESCAP PLC - Managed
                                                Products; Chairman and Chief Executive Officer
                                                of NationsBanc Advisors, Inc.; and Chairman of
                                                NationsBanc Investments, Inc.

                                     DIRECTOR
        "NAME, YEAR OF BIRTH AND     AND/OR                                                          OTHER
       POSITION(s) HELD WITH THE     OFFICER          PRINCIPAL OCCUPATION(s) DURING              DIRECTORSHIP(S)
                COMPANY              SINCE(2)                  PAST 5 YEARS(3)                   HELD BY DIRECTOR
     ------------------------------- ---------  ---------------------------------------------- ---------------------
     INDEPENDENT DIRECTORS

     Bob R. Baker(4)(5)(6)(10)(11)      1983    Consultant                                       None
     (12)(13) - 1936
     Director                                   Formerly:  President and Chief Executive
                                                Officer, AMC Cancer Research Center; and
                                                Chairman and Chief Executive Officer, First
                                                Columbia Financial Corporation

     James T. Bunch,(5)(6)(7)(9)        2000    Co-President and Founder, Green, Manning &       None
     (10)(13) - 1942                            Bunch Ltd., (investment banking firm); and
     Director                                   Director, Policy Studies, Inc. and Van Gilder
                                                Insurance Corporation

                                                Formerly:  General Counsel and Director,
                                                Boettcher & Co.; and Chairman and Managing
                                                Partner, law firm of Davis, Graham & Stubbs

     Gerald J. Lewis(4)(8)(9)(10)       2000    Chairman, Lawsuit Resolution Services (San       General Chemical
     -1933 Director                             Diego, California)                               Group, Inc.,
                                                                                                 Wheelabrator
                                                Formerly:  Associate Justice of the California   Technologies, Inc.
                                                Court of Appeals                                 (waste management
                                                                                                 company), Fisher
                                                                                                 Scientific, Inc.,
                                                                                                 Henley
                                                                                                 Manufacturing, Inc.
                                                                                                 (laboratory
                                                                                                 supplies), and
                                                                                                 California Coastal
                                                                                                 Properties, Inc.

     Larry Soll, Ph.D.(6)(8)(10)       1997     Retired                                          Synergen Inc.
     (11)(12) - 1942                                                                             (biotechnology
     Director                                                                                    company) and Isis
                                                                                                 Pharmaceuticals,
                                                                                                 Inc.
     OTHER OFFICERS

     Raymond R. Cunningham -- 1951     2001     President and Chief Executive Officer, INVESCO   N/A
     President and Chief Executive              Funds Group, Inc.; Chairman of the Board and
     Office                                     President, INVESCO Distributors, Inc.; Senior
                                                Vice President and Chief Operating Officer, A
                                                I M Management Group Inc.; Senior Vice
                                                President, A I M Advisors, Inc., A I M Capital
                                                Management, Inc., A I M Distributors, Inc. and
                                                Fund Management Company

                                                Formerly:  Chief Operating Officer and Senior
                                                Vice President, INVESCO Funds Group, Inc. and
                                                INVESCO Distributors, Inc.; and Senior Vice
                                                President, GT Global - North America

                                    DIRECTOR
        "NAME, YEAR OF BIRTH AND    AND/OR                                                           OTHER
       POSITION(s) HELD WITH THE    OFFICER           PRINCIPAL OCCUPATION(s) DURING              DIRECTORSHIP(S)
                COMPANY             SINCE(2)                   PAST 5 YEARS(3)                   HELD BY DIRECTOR
     ------------------------------ ---------   ---------------------------------------------- ---------------------
     Glen A. Payne - 1947              1989     Senior Vice President, General Counsel  and      N/A
     Secretary                                  Secretary, INVESCO Funds Group, Inc. and
                                                INVESCO Distributors, Inc.

                                                Formerly:  Secretary, INVESCO Global Health
                                                Sciences Fund; and General Counsel, INVESCO
                                                Trust Company

     Ronald L. Grooms - 1946           1988     Senior Vice President and Treasurer, INVESCO     N/A
     Chief Accounting Officer,                  Funds Group, Inc. and INVESCO Distributors,
     Chief Financial Officer and                Inc.
     Treasurer
                                                Formerly:  Treasurer and Principal Financial
                                                and Accounting Officer, INVESCO Global Health
                                                Sciences Fund; and Senior Vice President and
                                                Treasurer, INVESCO Trust Company

     William J. Galvin, Jr. - 1956     1992     Senior Vice President and Assistant Secretary,   N/A
     Assistant Secretary                        INVESCO Funds Group, Inc. and INVESCO
                                                Distributors, Inc.

                                                Formerly:  Trust Officer, INVESCO Trust Company

     Pamela J. Piro - 1960             1999     Vice President and Assistant Treasurer,          N/A
     Assistant Treasurer                        INVESCO Funds Group, Inc.; and Assistant
                                                Treasurer, INVESCO Distributors, Inc.

     Tane T. Tyler - 1965              2002     Vice President and Assistant General Counsel,    N/A
     Assistant Secretary                        INVESCO Funds Group, Inc.

(1) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

(2) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(3) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(4)      Member of the audit committee of the Company.

(5) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(6) Member of the investments and management liaison committee of the Company.

(7)      Member of the brokerage committee of the Company.

(8)      Member of the derivatives committee of the Company.

(9)      Member of the legal committee of the Company.

(10)     Member of the nominating committee of the Company.

(11)     Member of the compensation committee of the Company.

(12)     Member of the retirement plan committee of the Company.

(13)     Member of the valuation committee of the Company."

The following information replaces in its entirety the information appearing under the heading "OTHER SERVICE PROVIDERS - LEGAL COUNSEL" in the Statement of Additional Information:

         "COUNSEL TO THE COMPANY

         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599."

                      STATEMENT OF ADDITIONAL INFORMATION

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                         INVESCO VIF - Core Equity Fund
                          INVESCO VIF - Dynamics Fund
                      INVESCO VIF - Financial Services Fund
                            INVESCO VIF - Growth Fund
                       INVESCO VIF - Health Sciences Fund
                          INVESCO VIF - High Yield Fund
                           INVESCO VIF - Leisure Fund
                   INVESCO VIF - Real Estate Opportunity Fund
                     INVESCO VIF - Small Company Growth Fund
                          INVESCO VIF - Technology Fund
                      INVESCO VIF - Telecommunications Fund
                         INVESCO VIF - Total Return Fund
                          INVESCO VIF - Utilities Fund

Address:                                  Mailing Address:

4350 S. Monaco St., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:
                       In continental U.S., 1-800-525-8085


                                 April 30, 2003
--------------------------------------------------------------------------------

Prospectuses for INVESCO VIF - Dynamics,  INVESCO VIF - Core Equity, INVESCO VIF
- Financial Services, INVESCO VIF - Growth, INVESCO VIF - Health Sciences, INVESCO VIF - High Yield, INVESCO VIF - Leisure, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Small Company Growth, INVESCO VIF - Technology, INVESCO VIF - Telecommunications, INVESCO VIF - Total Return and INVESCO VIF - Utilities Funds, dated April 30, 2003, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, annual report, and semiannual report of the Funds by writing to INVESCO Distributors, Inc., Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The Prospectuses, annual report, and semiannual report of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company ......................................................3

Investments, Policies, and Risks..................................3

Investment Restrictions ..........................................26

Management of the Funds ..........................................29

Other Service Providers...........................................59

Brokerage Allocation and Other Practices .........................60

Capital Stock ....................................................64

Tax Consequences of Owning Shares of a Fund ......................65

Performance.......................................................66

Code of Ethics....................................................70

Financial Statements..............................................70

Appendix A........................................................71

THE COMPANY

INVESCO Variable Investment Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Variable Investment Funds, Inc. on August 19, 1993.

The Company is an open-end, diversified, no-load management investment company currently consisting of thirteen portfolios of investments: INVESCO VIF - Dynamics, INVESCO VIF - Core Equity, INVESCO VIF - Financial Services, INVESCO VIF - Growth, INVESCO VIF - Health Sciences, INVESCO VIF - High Yield, INVESCO VIF - Leisure, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Small Company Growth, INVESCO VIF - Technology, INVESCO VIF - Telecommunications, INVESCO VIF - Total Return and INVESCO VIF - Utilities Funds (each a "Fund" and, collectively, the "Funds"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are also discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." High Yield Fund invests primarily in junk bonds. Small Company Growth Fund may invest up to 5% of its portfolio in such securities. Core Equity Fund normally invests 5% of its assets in debt securities that are rated investment grade or better at the time of purchase; however, a portion of the Fund may invest in lower-rated debt securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, Real Estate Opportunity Fund's investments have generally been limited to debt securities rated B or higher by either S&P or Moody's at the time of purchase. Dynamics, Core Equity, Financial Services, Health Sciences, High Yield, Leisure, Small Company Growth, Technology, Telecommunications, and Utilities Funds will limit investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality at the time of purchase. Total Return and Growth Funds may invest only in bonds rated BBB or higher by S&P or Baa or higher by Moody's, or, if unrated, are judged by INVESCO to be of equivalent quality at the time of purchase. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- Each Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than those associated with common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by INVESCO or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MUNICIPAL OBLIGATIONS -- Municipal debt securities including municipal bonds, notes, and commercial paper. The VIF-High Yield Fund may invest in municipal obligations, but under normal circumstances does not intend to make significant investments in these securities.

The VIF-High Yield Fund may invest in the following types of municipal obligations:

     MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

     MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are normally obligations of the issuing municipality or agency.

     MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper consists of short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

     VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions, or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of each Fund: (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the U.S., a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that:
     (i) Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (ii) Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) Leisure Fund may invest more than 25% of the value of its total assets in one or more industries relating to leisure; (iv) Real Estate Opportunity Fund may invest more than 25% of the value of its total assets in one or more industries relating to the real estate industry; (v) Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; (vi) Telecommunications Fund may invest more than 25% of the value of its total assets in one or more industries relating to telecommunications; and (vii) Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). This restriction shall not prohibit the Real Estate Opportunity Fund from directly holding real estate if such real estate is acquired by the Fund as a result of a default on debt securities held by the Fund.

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:


     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

     (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

     (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

     (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

     (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Manager Series Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of December 31, 2002, INVESCO managed 48 mutual funds having combined assets of $18 billion, on behalf of 3,191,054 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $332.6 billion in assets under management as of December 31, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of IRI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.), Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO Institutional further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing  office  space,   facilities,   equipment,   and  supplies;
       providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

High Yield and Utilities Funds

 o 0.60% of each Fund's average net assets.

Dynamics, Core Equity, Financial Services, Health Sciences, Leisure, Small Company Growth, Technology, Telecommunications, and Total Return Funds

 o 0.75% of each Fund's average net assets.

Growth Fund

 o 0.85% of the Fund's average net assets.

Real Estate Opportunity Fund

 o 0.90% of the Fund's average net assets.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that INVESCO's fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                                        ADVISORY         TOTAL EXPENSE     TOTAL EXPENSE
                                        FEE DOLLARS      REIMBURSEMENTS    LIMITATIONS
                                        -----------      --------------    -----------

CORE EQUITY FUND
Year Ended December 31, 2002            $   877,631       $         0           1.15%
Year Ended December 31, 2001                973,442                 0           1.15%
Year Ended December 31, 2000                801,406                 0           1.15%

DYNAMICS FUND
Year Ended December 31, 2002            $ 1,051,264       $         0           1.15%
Year Ended December 31, 2001              1,175,162                 0           1.15%
Year Ended December 31, 2000                928,420             1,028           1.15%

FINANCIAL SERVICES FUND
Year Ended December 31, 2002            $ 1,267,644       $         0           1.25%
Year Ended December 31, 2001              1,516,087                 0           1.25%
Year Ended December 31, 2000                695,422               430           1.25%

GROWTH FUND
Year Ended December 31, 2002            $    38,217       $    38,742           1.50%
Year Ended December 31, 2001                 38,495            35,861           1.50%
Year Ended December 31, 2000                 25,453            31,083           1.50%

HEALTH SCIENCES FUND
Year Ended December 31, 2002            $ 2,156,447       $         0           1.25%
Year Ended December 31, 2001              2,276,886                 0           1.25%
Year Ended December 31, 2000              1,158,767               302           1.25%

HIGH YIELD FUND
Year Ended December 31, 2002            $   343,953       $         0           1.05%
Year Ended December 31, 2001                375,479                 0           1.05%
Year Ended December 31, 2000                345,524                 0           1.05%

LEISURE FUND
Period Ended December 31, 2002(1)       $    14,113       $    50,201           1.25%

REAL ESTATE OPPORTUNITY FUND
Year Ended December 31, 2002            $    76,891       $    45,431           1.35%
Year Ended December 31, 2001                 28,888            42,539           1.35%
Year Ended December 31, 2000                 11,025            43,812           1.35%

SMALL COMPANY GROWTH FUND
Year Ended December 31, 2002            $   256,595       $    21,841           1.25%
Year Ended December 31, 2001                249,295            11,226           1.25%
Year Ended December 31, 2000                129,207            10,225           1.25%

TECHNOLOGY FUND
Year Ended December 31, 2002            $ 1,191,165       $         0           1.25%
Year Ended December 31, 2001              2,155,360                 0           1.25%
Year Ended December 31, 2000              3,127,126             2,662           1.25%

TELECOMMUNICATIONS FUND
Year Ended December 31, 2002            $   312,134       $         0           1.25%
Year Ended December 31, 2001                951,031                 0           1.25%
Year Ended December 31, 2000              1,760,524             1,364           1.25%

TOTAL RETURN FUND
Year Ended December 31, 2002            $   154,432       $    40,089           1.15%
Year Ended December 31, 2001                160,842            35,057           1.15%
Year Ended December 31, 2000                154,217            46,708           1.15%

                                        ADVISORY         TOTAL EXPENSE     TOTAL EXPENSE
                                        FEE DOLLARS      REIMBURSEMENTS    LIMITATIONS
                                        -----------      --------------    -----------

UTILITIES FUND
Year Ended December 31, 2002            $   155,471       $     6,985           1.15%
Year Ended December 31, 2001                 85,405            31,703           1.15%
Year Ended December 31, 2000                 65,564            20,652           1.15%

(1) For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

BOARD RENEWAL OF ADVISORY AGREEMENT

In renewing the Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Fund's independent auditors review INVESCO's methodology for appropriateness. The board concluded that renewal of the Advisory Agreement was in the best interest of the Fund's shareholders. These matters were considered by the directors who are not affiliated with INVESCO ("the Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.265% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $5,000. This fee is paid monthly at the rate of 1/12 of the annual fee.

FEES PAID TO INVESCO

For the periods outlined in the table below, the Funds paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). INVESCO is entitled to reimbursement by a Fund for any fees waived pursuant to expense limitation commitments between INVESCO and the Funds if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                                     Administrative            Transfer
                                   Advisory                Services              Agency
                                   --------          --------------             -------
CORE EQUITY FUND
Year Ended December 31, 2002      $    877,631         $    320,096              $    5,000
Year Ended December 31, 2001           973,442              351,563                   5,000
Year Ended December 31, 2000           801,406              240,582                   5,000

DYNAMICS FUND
Year Ended December 31, 2002      $  1,051,264         $    381,447              $    5,000
Year Ended December 31, 2001         1,175,162              425,224                   5,000
Year Ended December 31, 2000           928,420              338,042                   5,000

FINANCIAL SERVICES FUND
Year Ended December 31, 2002      $  1,267,644         $    457,901              $    5,000
Year Ended December 31, 2001         1,516,087              545,684                   5,000
Year Ended December 31, 2000           695,422              255,716                   5,000

GROWTH FUND
Year Ended December 31, 2002      $     38,217         $     21,915              $    5,000
Year Ended December 31, 2001            38,495               22,002                   5,000
Year Ended December 31, 2000            25,453               16,536                   5,000

HEALTH SCIENCES FUND
Year Ended December 31, 2002      $  2,156,447         $    771,945              $    5,000
Year Ended December 31, 2001         2,276,866              814,497                   5,000
Year Ended December 31, 2000         1,158,767              419,439                   5,000

                                                     Administrative            Transfer
                                   Advisory                Services              Agency
                                   --------          --------------             -------
HIGH YIELD FUND
Year Ended December 31, 2002      $    343,953         $    161,912              $    5,000
Year Ended December 31, 2001           375,479              175,836                   5,000
Year Ended December 31, 2000           345,524              162,609                   5,000

LEISURE FUND
Period Ended December 31, 2002(1) $     14,113         $     11,653              $    3,333

REAL ESTATE OPPORTUNITY FUND
Year Ended December 31, 2002      $     76,891         $     32,640              $    5,000
Year Ended December 31, 2001            28,888               18,506                   5,000
Year Ended December 31, 2000            11,025               13,246                   5,000

SMALL COMPANY GROWTH FUND
Year Ended December 31, 2002      $    256,595         $    100,664              $    5,000
Year Ended December 31, 2001           249,295               98,084                   5,000
Year Ended December 31, 2000           129,207               54,214                   5,000

TECHNOLOGY FUND
Year Ended December 31, 2002      $  1,191,165         $    430,878              $    5,000
Year Ended December 31, 2001         2,155,360              777,480                   5,000
Year Ended December 31, 2000         3,127,126            1,156,628                   5,000

TELECOMMUNICATIONS FUND
Year Ended December 31, 2002      $    312,134         $    120,287              $    5,000
Year Ended December 31, 2001           951,031              346,031                   5,000
Year Ended December 31, 2000         1,760,524              632,052                   5,000

TOTAL RETURN FUND
Year Ended December 31, 2002      $    154,432         $     64,566              $    5,000
Year Ended December 31, 2001           160,842               66,831                   5,000
Year Ended December 31, 2000           154,217               63,147                   5,000

UTILITIES FUND
Year Ended December 31, 2002      $    155,471         $     78,666              $    5,000
Year Ended December 31, 2001            85,405               47,721                   5,000
Year Ended December 31, 2000            65,564               30,817                   5,000

(1) For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Bob R. Baker
(3),(4),(5),(9),(10),(11),(12)   Vice Chairman         Consultant                       47
37 Castle Pines Dr. N.           of the Board          (2000-present).
Castle Rock, Colorado            (2003-present)        Formerly, President
Age:  66                                               and Chief Executive
                                                       Officer (1988-2000)
                                                       of AMC Cancer
                                                       Research Center,
                                                       Denver, Colorado;
                                                       until mid-December
                                                       1988, Vice Chairman
                                                       of the Board of First
                                                       Columbia Financial
                                                       Corporation,
                                                       Englewood, Colorado;
                                                       formerly, Chairman of
                                                       the Board and Chief
                                                       Executive Officer of
                                                       First Columbia
                                                       Financial Corporation.

Sueann Ambron, Ph.D.(5)          Director (since       Dean of the Business             47
University of Colorado           2003)                 School, College of
at Denver                                              Business, University
1250 14th Street                                       of Colorado at Denver
Denver, Colorado                                       (2000-present).
Age:  58                                               Formerly, President
                                                       and Chief Executive
                                                       Officer of Avulet,
                                                       Inc., Sunnyvale,
                                                       California
                                                       (1998-1999), Vice
                                                       President and General
                                                       Manager, Multimedia
                                                       Services Division
                                                       Motorola, Inc.,
                                                       Schaumburg, Illinois
                                                       (1996-1998).

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Victor L. Andrews, Ph.D          Director              Professor Emeritus,              47            Director of
(5),(7),(10),(11)                                      Chairman Emeritus and                          The
34 Seawatch Drive                                      Chairman and CFO of                            Sheffield
Savannah, Georgia                                      the Roundtable of the                          Funds, Inc.
Age:  72                                               Department of Finance
                                                       of Georgia State
                                                       University; and
                                                       President, Andrews
                                                       Financial Associates,
                                                       Inc. (consulting
                                                       firm). Formerly,
                                                       member of the
                                                       faculties of the
                                                       Harvard Business
                                                       School and the Sloan
                                                       School of Management
                                                       of MIT.

Lawrence H. Budner               Director              Trust Consultant.                47
(3),(6),(10),(11)                                      Formerly, Senior Vice
7608 Glen Albens Circle                                President and Senior
Dallas, Texas                                          Trust Officer of
Age:  72                                               InterFirst Bank,
                                                       Dallas, Texas.

James T. Bunch                   Director              Co-President and Founder         47
(4),(5),(6),(8),(9),(12)         (since 2000)          of Green, Manning &
3600 Republic Plaza                                    Bunch Ltd., Denver,
370 Seventeenth Street                                 Colorado
Denver, Colorado                                       (1988-present);
Age:  60                                               Director and Vice
                                                       President of Western
                                                       Golf Association and
                                                       Evans Scholars
                                                       Foundation; Executive
                                                       Committee, United States
                                                       Golf Association.
                                                       Formerly, General
                                                       Counsel and Director
                                                       of Boettcher & Co.,
                                                       Denver, Colorado; and
                                                       formerly, Chairman
                                                       and Managing Partner
                                                       of Davis, Graham &
                                                       Stubbs, Denver,
                                                       Colorado.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Gerald J. Lewis(3),(7),(8),(9)   Director              Chairman of Lawsuit              47            Director of
701 "B" Street                   (since 2000)          Resolution Services,                           General
Suite 2100                                             San Diego, California                          Chemical
San Diego, California                                  (1987-present).                                Group, Inc.,
Age:  69                                               Formerly, Associate                            Hampdon, New
                                                       Justice of the                                 Hampshire
                                                       California Court of                            (1996-present).
                                                       Appeals; and Of                                Director of
                                                       Counsel, Latham &                              Wheelabrator
                                                       Watkins, San Diego,                            Technologies,
                                                       California                                     Inc., Fisher
                                                       (1987-1997).                                   Scientific,
                                                                                                      Inc., Henley
                                                                                                      Manufacturing,
                                                                                                      Inc., and
                                                                                                      California
                                                                                                      Coastal
                                                                                                      Properties,
                                                                                                      Inc.

John W. McIntyre                 Director              Retired. Trustee of              47
(3),(4),(6),(8),(12)                                   Gables Residential
7 Piedmont Center                                      Trust; Trustee and
Suite 100                                              Chairman of the J.M.
Atlanta, Georgia                                       Tull Charitable
Age: 72                                                Foundation; Director
                                                       of Kaiser Foundation
                                                       Health Plans of
                                                       Georgia, Inc.
                                                       Formerly, Vice
                                                       Chairman of the Board
                                                       of Directors of The
                                                       Citizens and Southern
                                                       Corporation and
                                                       Chairman of the Board
                                                       and Chief Executive
                                                       Officer of The
                                                       Citizens and Southern
                                                       Georgia Corp. and The
                                                       Citizens and Southern
                                                       National Bank;
                                                       formerly, Trustee of
                                                       INVESCO Global Health
                                                       Sciences Fund and
                                                       Trustee of Employee's
                                                       Retirement System of
                                                       GA, Emory University.

Larry Soll, Ph.D.                Director              Retired.  Formerly,              47            Director of
(5),(7),(9),(10),(11)            (since 1997)          Chairman of the Board                          Synergen
2358 Sunshine Canyon Drive                             (1987-1994), Chief                             since
Boulder, Colorado                                      Executive Officer                              incorporation
Age:  61                                               (1982-1989 and                                 in 1982;
                                                       1993-1994) and                                 Director of
                                                       President (1982-1989)                          Isis
                                                       of Synergen Inc.; and                          Pharmaceuticals,
                                                       formerly, Trustee of                           Inc.
                                                       INVESCO Global Health
                                                       Sciences Fund.

Interested Directors and Officers.

Messrs. Cunningham and Healey are Interested Directors by virtue of the fact that they are officers of INVESCO and INVESCO Distributors, Inc. ("IDI"). Mr. Williamson is an Interested Director by virtue of the fact that he is an officer of AMVESCAP PLC, the parent company of INVESCO, which is the parent company of IDI.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Mark H. Williamson(4)            Chairman of           President and Chief Executive    47
4350 South Monaco Street         the Board             Officer, AIM Investment
Denver, Colorado                 (since 1999).         Management and Chief Executive
Age:  51                         Formerly,             Officer of the AIM Division of
                                 President             AMVESCAP PLC (2003-present).
                                 (1998-2002)           Formerly, Chief Executive
                                 and Chief             Officer, Managed Products
                                 Executive             Division, AMVESCAP PLC (2001-
                                 Officer               2002). Formerly, Chairman of
                                 (1998-2002).          the Board (1998-2002),
                                                       President (1998-2002), and
                                                       Chief Executive Officer
                                                       (1998-2002) of INVESCO Funds
                                                       Group, Inc. and of
                                                       INVESCO Distributors,
                                                       Inc. Formerly, Chief
                                                       Operating Officer and
                                                       Chairman of the Board
                                                       of INVESCO Global
                                                       Health Sciences Fund;
                                                       formerly, Chairman
                                                       and Chief Executive
                                                       Officer of
                                                       NationsBanc Advisors,
                                                       Inc.; and formerly,
                                                       Chairman of
                                                       NationsBanc
                                                       Investments, Inc.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Raymond R. Cunningham(11),(12)   President             President                        47            Director of
4350 South Monaco Street         (2003-present)        (2003-present) and                             INVESCO Funds
Denver, Colorado                 Chief                 Chief Executive                                Group, Inc.
Age: 52                          Executive             Officer                                        Chairman of
                                 Officer               (2003-present) of                              the Board of
                                 (2003-present)        INVESCO Funds Group,                           and INVESCO
                                 and Director          Inc.; Chairman of the                          Distributors,
                                 (2001-present)        Board (2003-present),                          Inc.
                                 Formerly,             President
                                 Vice                  (2003-present), and
                                 President             Chief Executive
                                 (2001-2002).          Officer
                                                       (2003-present) of
                                                       INVESCO Distributors,
                                                       Inc. Formerly, Chief
                                                       Operating Officer
                                                       (2002-2003) and
                                                       Senior Vice President
                                                       (1999-2002) of
                                                       INVESCO Funds Group,
                                                       Inc. and INVESCO
                                                       Distributors, Inc.;
                                                       and formerly, Senior
                                                       Vice President of GT
                                                       Global - North
                                                       America (1992-1998).

Richard W. Healey                Director              Senior Vice President            39            Director of
4350 South Monaco Street         (since 2000)          of INVESCO Funds                               INVESCO Funds,
Denver, Colorado                                       Group, Inc.; Senior                            Group, Inc. and
Age:  48                                               Vice President of                              INVESCO
                                                       INVESCO Distributors,                          Distributors,
                                                       Inc. Formerly, Senior                          Inc.
                                                       Vice President of GT
                                                       Global-North America
                                                       (1996-1998) and
                                                       The Boston Company
                                                       (1993-1996).

Glen A. Payne                    Secretary             Senior Vice
4350 South Monaco Street                               President, General
Denver, Colorado                                       Counsel and Secretary
Age:  55                                               of INVESCO Funds
                                                       Group, Inc.; Senior
                                                       Vice President,
                                                       Secretary and General
                                                       Counsel of INVESCO
                                                       Distributors, Inc.
                                                       Formerly, Secretary
                                                       of INVESCO Global
                                                       Health Sciences Fund;
                                                       General Counsel of
                                                       INVESCO Trust Company
                                                       (1989-1998); and
                                                       employee of a U.S.
                                                       regulatory agency,
                                                       Washington, D.C.
                                                       (1973-1989).

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Ronald L. Grooms                 Chief                 Senior Vice President                          Director of
4350 South Monaco Street         Accounting            and Treasurer of                               INVESCO
Denver, Colorado                 Officer,              INVESCO Funds Group,                           Funds Group,
Age:  56                         Chief                 Inc.; and Senior Vice                          Inc. and
                                 Financial             President and                                  INVESCO
                                 Officer and           Treasurer of INVESCO                           Distributors,
                                 Treasurer             Distributors, Inc.                             Inc.
                                                       Formerly, Treasurer
                                                       and Principal
                                                       Financial and
                                                       Accounting Officer of
                                                       INVESCO Global Health
                                                       Sciences Fund; and
                                                       Senior Vice President
                                                       and Treasurer of
                                                       INVESCO Trust Company
                                                       (1988-1998).

William J. Galvin, Jr.           Assistant             Senior Vice President                          Director of
4350 South Monaco Street         Secretary             and Assistant                                  INVESCO
Denver, Colorado                                       Secretary of INVESCO                           Funds Group,
Age:  46                                               Funds Group, Inc.;                             Inc. and
                                                       and Senior Vice                                INVESCO
                                                       President and                                  Distributors,
                                                       Assistant Secretary of                         Inc.
                                                       INVESCO Distributors,
                                                       Inc. Formerly, Trust
                                                       Officer of INVESCO
                                                       Trust Company
                                                       (1995-1998).

Pamela J. Piro                   Assistant             Vice President and
4350 South Monaco Street         Treasurer             Assistant Treasurer
Denver, Colorado                                       of INVESCO Funds
Age:  42                                               Group, Inc.; and
                                                       Assistant Treasurer
                                                       of INVESCO
                                                       Distributors, Inc.
                                                       Formerly, Assistant
                                                       Vice President
                                                       (1996-1997).


Tane T. Tyler                    Assistant             Vice President and
4350 South Monaco Street         Secretary             Assistant General
Denver, Colorado                 (since 2002)          Counsel of INVESCO
Age: 37                                                Funds Group, Inc.

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the retirement plan committee of the Company.

(12) Member of the valuation committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended December 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal, and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended December 31, 2002.

The Company has a brokerage committee. The committee meets quarterly to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended December 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended December 31, 2002.

The Company has a valuation committee, a legal committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended December 31, 2002, the legal committee met 3 times, the compensation committee met 3 times, and the valuation and retirement plan committee did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended December 31, 2002, the nominating committee met 3 times.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Funds that are overseen by the director, as a whole, as of December 31, 2002.


-----------------------------------------------------------------------------------
Director                   Dollar Range of Equity              Aggregate Dollar
                           Securities Owned in Each            Range of Equity
                           Fund(1),(2)                         Securities in All
                                                               Registered
                                                               Investment
                                                               Companies Overseen
                                                               by the director in
                                                               the INVESCO Funds(1)
-----------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------
Sueann Ambron              None                                                 $0
-----------------------------------------------------------------------------------
Victor L. Andrews          None                                   $50,001-$100,000
-----------------------------------------------------------------------------------
Bob R. Baker               None                                    $10,001-$50,000
-----------------------------------------------------------------------------------
Lawrence H. Budner         None                                      Over $100,000
-----------------------------------------------------------------------------------
James T. Bunch             None                                   $50,001-$100,000
-----------------------------------------------------------------------------------
Gerald J. Lewis            None                                   $50,001-$100,000
-----------------------------------------------------------------------------------
John W. McIntyre           None                                      Over $100,000
-----------------------------------------------------------------------------------
Larry Soll                 None                                      Over $100,000
-----------------------------------------------------------------------------------
INTERESTED DIRECTORS
-----------------------------------------------------------------------------------
Mark H. Williamson         None                                      Over $100,000
-----------------------------------------------------------------------------------
Raymond R. Cunningham      None                                      Over $100,000
-----------------------------------------------------------------------------------
Richard Healey             None                                      Over $100,000
-----------------------------------------------------------------------------------

(1)  All valuations of Fund shares are as of December 31, 2002.

(2) Directors are not legally permitted to invest in the INVESCO Variable Investment Funds.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended December 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2002. As of December 31, 2002, there were 48 funds in the INVESCO Funds.

-----------------------------------------------------------------------------------------------
Name of Person         Aggregate         Benefits       Estimated               Total Compensa-
and Position           Compensation      Accrued As     Annual Benefits         tion  From
                       From Company(1)   Part of        Upon Retirement(3)      INVESCO Funds
                                         Company                                Paid To
                                         Expenses(2)                            Directors(7)
-----------------------------------------------------------------------------------------------

Bob R. Baker, Vice      $16,308           $1,042          1,717                  138,000
Chairman of the
Board
-----------------------------------------------------------------------------------------------
Sueann Ambron(4)              0                0              0                        0
-----------------------------------------------------------------------------------------------
Victor L. Andrews        15,840            1,443          1,717                  127,500
-----------------------------------------------------------------------------------------------
Lawrence H. Budner       15,560            1,443          1,717                  121,500
-----------------------------------------------------------------------------------------------
James T. Bunch           15,709                0              0                  124,625
-----------------------------------------------------------------------------------------------
Fred A. Deering(5)       16,419            1,514          1,869                  140,500
-----------------------------------------------------------------------------------------------
Wendy L. Gramm(5)        13,361                0              0                   74,875
-----------------------------------------------------------------------------------------------
Gerald J. Lewis          15,325                0              0                  116,500
-----------------------------------------------------------------------------------------------
John W. McIntyre         15,651            1,443          1,717                  124,000
-----------------------------------------------------------------------------------------------
Larry Soll               15,772                0              0                  126,000
-----------------------------------------------------------------------------------------------
Total                   139,945            6,885          8,737                1,093,500
-----------------------------------------------------------------------------------------------
% of Net Assets         0.0160%(6)       0.0008%(6)                              0.0060%(7)
-----------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan and Deferred Retirement Plan Account Agreement discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan or the Deferred Retirement Plan Account Agreement.

(4) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.

(5) Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering retired as a director of the Company on March 31, 2003.

(6) Total as a percentage of the Company's net assets as of December 31, 2002.

(7) Total as a percentage of the net assets of the INVESCO Funds as of December 31, 2002.

Messrs. Cunningham, Healey and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

PARTICIPATION IN CERTAIN PLANS AND AGREEMENTS

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") and a Deferred Retirement Plan Account Agreement (the "Agreement"). Certain of the Independent Directors of the Company participate either in the Plan or in the Agreement. Under the Plan and the Agreement, each participating director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

THE PLAN

Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of such a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Plan receives no benefits from the Agreement. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth
T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year.

THE AGREEMENT

A Participating Qualified Director who has elected to participate in the Agreement receives no benefits from the Plan. Pursuant to the terms of the Agreement, a deferred retirement account is established for a Qualified
Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate of 6.25% per annum, will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the Funds owned by the Account and is increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified

Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his estate or beneficiary will receive the value in his account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Agreement. The committee is composed of three interested Directors and one Independent Director of the Funds.

The Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

DEFERRED COMPENSATION PLAN

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by the Company in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

Officers and directors of the Company are legally precluded from investing in any of the INVESCO Variable Investment Funds' shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of March 31, 2003, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
American Skandia Life         Beneficial             52.41%
Assurance Co
Variable Account/SAB
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT  06484-6208
--------------------------------------------------------------------------------
Cova Financial Services       Beneficial              19.22%
Life Insurance Company
4700 Westown Pkwy Ste 200
W Des Moines, IA 50266-6718
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
IDS Life Insurance Company    Beneficial               7.63%
1497 AXP Financial Ctr
Minneapolis, MN  55474-0014
--------------------------------------------------------------------------------


Core Equity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Security Life                 Beneficial             22.92%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Great-West Life & Annuity     Beneficial             20.58%
Unit Valuations 2T2
Attn Mutual Fund Trading 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Connecticut General Life Ins  Beneficial             19.98%
Product LOB #1501
Attn Brenda Christian H18D
280 Trumbull St
PO Box 2975
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co Beneficial             11.84%
250 East Fifth St
Cincinnati, OH  45202-4119
--------------------------------------------------------------------------------


Financial Services Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
American Skandia Life         Beneficial             58.16%
Assurance Co
Variable Account/SAB
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT  06484-6208
--------------------------------------------------------------------------------
Golden American Life          Beneficial             17.72%
Insurance Co
Separate Account B
1475 Dunwoody Dr.
West Chester, PA  19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
CM Life Insurance Co          Beneficial              9.13%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------
IDS Life Insurance Company    Beneficial              6.77%
1497 AXP Financial Ctr
Minneapolis, MN  55474-0014
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Nationwide Insurance Co       Beneficial             57.54%
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------
Western Reserve Life          Beneficial             27.98%
Assurance
Attention: FMG Accounting
MS 4410
4333 Edgewood Rd NE
Cedar Rapids, IA 52499-0001
--------------------------------------------------------------------------------
Sage Life Assurance of        Beneficial             12.12%
America
Variable Annuity
300 Atlantic St Ste 302
Stamford, CT 06901-3539
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
American Skandia Life         Beneficial             47.89%
Assurance Co
Variable Account/SAB
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT  06484-6208
--------------------------------------------------------------------------------
Golden American Life          Beneficial             13.70%
Insurance
Separate Account B
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Allmerica Fin Life Ins & Annu Beneficial             12.00%
Group VEL Account
440 Lincoln St
Seperate Accounting
Mail Station S310
Worcester, MA 01653-0002
--------------------------------------------------------------------------------
CM Life Insurance Co          Beneficial             11.07%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------

High Yield Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Security Life                 Beneficial             39.07%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Great-West Life & Annuity     Beneficial             28.49%
Unit Valuations 2T2
Attn Mutual Fund Trading 2T2
8515 E Orchard Rd
Englewood, CO  80111-5037
--------------------------------------------------------------------------------
Conseco  Variable Insurance   Beneficial             7.81%
Company
Attn Separate Accounts C1B
11825 North Pennsylvania St
Carmel, IN  46032-4555
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co Beneficial              6.82%
250 East Fifth St
Cincinnati, OH  45202-4119
--------------------------------------------------------------------------------
Cova Financial Services       Beneficial              5.13%
Life Insurance Company
4700 Westown Pkwy Ste 200
W Des Moines, IA 50266-6718
--------------------------------------------------------------------------------


Real Estate Opportunity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Safeco Life Insurance         Beneficial             64.21%
Attn: Michael Zhang
PO Box 34890
Seattle, WA 98124-1890
--------------------------------------------------------------------------------
Conseco Variable Insurance    Beneficial             22.53%
Company
Attn Separate Accounts C1B
11825 North Pennsylvania St
Carmel, IN  46032-4555
--------------------------------------------------------------------------------
First Variable Life Insurance Beneficial             6.52%
CO
PO Box 830765
Birmingham, AL 35283-0765
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Security Life                 Beneficial             32.45%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Connecticut General Life Ins  Beneficial             30.76%
Product LOB #1501
Attn Brenda Christian H18D
280 Trumbull St
PO Box 2975
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Nationwide Insurance Co       Beneficial              10.82%
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------
Connecticut General Life Ins  Beneficial              6.95%
CO
Separate Account FE
Attn Brenda Christian H18D
280 Trumbull St
Hartford, CT 06104-2975
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
American Skandia Life         Beneficial             64.10%
Assurance Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT  06484-6208
--------------------------------------------------------------------------------
CM Life Insurance Co          Beneficial              8.80%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------
Great-West Life & Annuity     Beneficial              5.72%
Unit Valuations 2T2
Attn:  Mutual Fund Trading 2T2
8515 E. Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
American Skandia Life         Beneficial             87.35%
Assurance Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT  06484-6208
--------------------------------------------------------------------------------
IDS Life Insurance Company    Beneficial             6.23%
1497 AXP Financial Ctr
Minneapolis, MN  55474-0014
--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Security Life                 Beneficial             63.39%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co Beneficial             13.59%
250 East Fifth St
Cincinnati, OH  45202-4119
--------------------------------------------------------------------------------
Security Life                 Beneficial             8.57%
Separate Account A1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Nationwide Insurance Co       Beneficial             7.48%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH  43218-2029
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Golden American Life          Beneficial             27.90%
Insurance Co
Separate Account B
1475 Dunwoody Dr.
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                (Record/Beneficial)  Percentage Owned
================================================================================
Kemper Investors Life         Beneficial             25.34%
Insurance Co
Variable Annuity Separate
Account
Attn Karen Porten
Windy Point 1600 McConner Pky
Schaumburg, IL 60196-6801
--------------------------------------------------------------------------------
Security Life                 Beneficial             21.01%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Allmerica Fin Life Ins & Annu Beneficial             15.34%
Group Vel Account
440 Lincoln St
Seperate Accounting
Mail Station S310
Worcester, MA 01653-0002
--------------------------------------------------------------------------------

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the fiscal years outlined in the table below were:

CORE EQUITY FUND
Year Ended December 31, 2002                                $      390,043
Year Ended December 31, 2001                                       311,291
Year Ended December 31, 2000                                       584,661

DYNAMICS FUND
Year Ended December 31, 2002                                $      589,360
Year Ended December 31, 2001                                       402,437
Year Ended December 31, 2000                                       394,385

FINANCIAL SERVICES FUND
Year Ended December 31, 2002                                $      475,588
Year Ended December 31, 2001                                       739,204
Year Ended December 31, 2000                                       402,983

GROWTH FUND
Year Ended December 31, 2002                                $       22,792
Year Ended December 31, 2001                                        26,409
Year Ended December 31, 2000                                        10,848

HEALTH SCIENCES FUND
Year Ended December 31, 2002                                $    1,017,384
Year Ended December 31, 2001                                       759,140
Year Ended December 31, 2000                                       813,246

HIGH YIELD FUND
Year Ended December 31, 2002                                $      219,081
Year Ended December 31, 2001                                       255,392
Year Ended December 31, 2000                                       309,068

LEISURE FUND
Period Ended December 31, 2002(1)                           $        9,442

REAL ESTATE OPPORTUNITY FUND
Year Ended December 31, 2002                                $       78,036
Year Ended December 31, 2001                                        30,753
Year Ended December 31, 2000                                        17,713

SMALL COMPANY GROWTH FUND
Year Ended December 31, 2002                                $      235,721
Year Ended December 31, 2001                                       218,861
Year Ended December 31, 2000                                       166,361

TECHNOLOGY FUND
Year Ended December 31, 2002                                $      796,880
Year Ended December 31, 2001                                     1,104,644
Year Ended December 31, 2000                                     1,414,723

TELECOMMUNICATIONS FUND
Year Ended December 31, 2002                                $      346,839
Year Ended December 31, 2001                                       508,782
Year Ended December 31, 2000                                       982,183

TOTAL RETURN FUND
Year Ended December 31, 2002                                $       93,522
Year Ended December 31, 2001                                        66,779
Year Ended December 31, 2000                                        28,525

UTILITIES FUND
Year Ended December 31, 2002                                $      169,221
Year Ended December 31, 2001                                        38,937
Year Ended December 31, 2000                                        20,574

(1) For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

For the fiscal years ended December 31, 2002, 2001, and 2000, brokers providing research services received $2,767,721, $2,845,615, and $2,452,564 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $1,525,057,902, $1,570,863,020, and $1,977,094,589. Commissions totaling $0, $1,560, and $1,632 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 2002.

At December 31, 2002, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
         Fund                Broker or Dealer      Value of Securities
                                                   at December 31, 2002
================================================================================
Core Equity            State Street Bank & Trust                $1,685,000
--------------------------------------------------------------------------------
                       Merrill Lynch                            $1,575,000
--------------------------------------------------------------------------------
                       JP Morgan Chase & Company                $1,488,000
--------------------------------------------------------------------------------
                       Bank of America                          $1,475,000
--------------------------------------------------------------------------------
                       Lehman Brothers Holdings                 $1,375,000
--------------------------------------------------------------------------------
                       Bank of New York                           $865,000
--------------------------------------------------------------------------------
Dynamics               Lehman Brothers Holdings                   $530,000
--------------------------------------------------------------------------------
Financial Services     Bank of America                          $7,847,000
--------------------------------------------------------------------------------
                       Merrill Lynch                            $6,751,000
--------------------------------------------------------------------------------
                       State Street Bank & Trust                $6,155,000
--------------------------------------------------------------------------------
                       Lehman Brothers Holdings                 $3,656,000
--------------------------------------------------------------------------------
                       Bank of New York                         $2,966,000
--------------------------------------------------------------------------------
                       Goldman Sachs Group                      $2,016,000
--------------------------------------------------------------------------------
                       Morgan Stanley                           $1,884,000
--------------------------------------------------------------------------------
                       UBS AG                                   $1,511,000
--------------------------------------------------------------------------------
Growth                 State Street Bank & Trust                  $676,000
--------------------------------------------------------------------------------
                       Bank of America                            $132,000
--------------------------------------------------------------------------------
                       JP Morgan Chase & Company                   $65,000
--------------------------------------------------------------------------------
                       Merrill Lynch                               $49,000
--------------------------------------------------------------------------------
                       Goldman Sachs Group                         $31,000
--------------------------------------------------------------------------------
Health Sciences        State Street Bank & Trust                $8,179,000
--------------------------------------------------------------------------------
High Yield             None
--------------------------------------------------------------------------------
Leisure                None
--------------------------------------------------------------------------------
Real Estate
  Opportunity          State Street Bank & Trust                  $643,000
--------------------------------------------------------------------------------
Small Company Growth   State Street Bank & Trust                $3,482,000
--------------------------------------------------------------------------------
Technology             State Street Bank & Trust                $3,862,000
--------------------------------------------------------------------------------
Telecommunications     State Street Bank & Trust                $1,172,000
--------------------------------------------------------------------------------
Total Return           State Street Bank & Trust                  $691,000
--------------------------------------------------------------------------------
                       Bank of America                            $292,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Fund                Broker or Dealer      Value of Securities
                                                   at December 31, 2002
================================================================================
                       Lehman Brothers Holdings                   $282,000
--------------------------------------------------------------------------------
                       Merrill Lynch                              $247,000
--------------------------------------------------------------------------------
                       JP Morgan Chase & Company                  $121,000
--------------------------------------------------------------------------------
Utilities              State Street Bank & Trust                $1,969,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 2.0 billion shares of common stock with a par value of $0.01 per share. As of March 31, 2003, the following shares of each Fund were outstanding:

            Core Equity Fund                                6,305,429
            Dynamics Fund                                  13,521,641
            Financial Services Fund                        13,067,995
            Growth Fund                                       993,117
            Health Sciences Fund                           15,768,428
            High Yield Fund                                 9,070,041
            Leisure Fund                                      899,466
            Real Estate Opportunity Fund                    1,306,660
            Small Company Growth Fund                       3,058,759
            Technology Fund                                13,414,263
            Telecommunications Fund                         9,692,295
            Total Return Fund                               1,313,471
            Utilities Fund                                  2,901,423

All shares of a Fund will be voted together with equal rights as to voting, dividends, and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued will be fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

You should consult your contract prospectus and your own tax advisor regarding specific questions as to federal, state and local taxes relating to your contract.

PERFORMANCE

THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. If those fees and expenses were reflected, the returns would be lower. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

We may also advertise Core Equity, High Yield, Real Estate Opportunity, Total Return, and Utilities Funds' "30-day SEC yield." 30-day SEC yield is based in historical earnings and is not intended to indicate future performance. The 30-day SEC yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The 30-day SEC yield for Core Equity, High Yield, Real Estate Opportunity, Total Return, and Utilities Funds for the 30 days ended December 31, 2002 were 0.99%, 8.32%, 4.09%, 1.86%, and 2.48%, respectively.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and since inception periods ended December 31, 2002, was:

Name of Fund                  1 Year           5 Year           Since Inception*

Core Equity Fund              (19.11%)          0.44%                9.22%
Dynamics Fund                 (31.90%)         (3.43%)              (2.60%)
Financial Services Fund       (14.90%)           N/A                 1.86%
Growth Fund                   (38.94%)        (14.05%)             (12.10%)
Health Sciences Fund          (24.45%)          5.25%                6.52%
High Yield Fund                (1.30%)         (3.86%)               3.58%
Leisure Fund(1)                  N/A             N/A               (14.80%)(1)
Real Estate Opportunity Fund    6.37%            N/A                 2.91%
Small Company Growth Fund     (31.11%)          1.19%                0.94%
Technology Fund               (46.84%)         (6.42%)              (3.39%)
Telecommunications Fund       (50.81%)           N/A               (32.56%)
Total Return Fund             (10.22%)         (1.74%)               5.46%
Utilities Fund                (20.32%)         (3.25%)               3.20%

*Inception dates were as follows:

Core Equity                         August 10, 1994
Dynamics                            August 25, 1997
Financial Services                  September 21, 1999
Growth                              August 25, 1997
Health Sciences                     May 22, 1997
High Yield                          May 27, 1994
Leisure Fund                        May 1, 2002
Real Estate Opportunity             April 1, 1998
Small Company Growth                August 25, 1997
Technology                          May 21, 1997
Telecommunications                  September 21, 1999
Total Return                        June 2, 1994
Utilities                           January 3, 1995

(1) Since inception performance is not annualized.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                            n
                                    P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment


The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.


The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2 [(a-b/cd+1)^6-1

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                        Lipper Mutual
      Fund                              Fund Category
      ----                              -------------

      Core Equity Fund                  Large Cap Core Funds
      Dynamics Fund                     Capital Appreciation Funds
      Financial Services Fund           Financial Services Funds
      Growth Fund                       Growth Funds
      Health Sciences Fund              Health Biotechnology Funds
      High Yield Fund                   High Current Yield Funds
      Leisure Fund                      Specialty/Miscellaneous Funds
      Real Estate Opportunity Fund      Real Estate Funds
      Small Company Growth Fund         Small Company Growth Funds
      Technology Fund                   Science and Technology Funds
      Telecommunications Fund           Global Funds
      Total Return Fund                 Flexible Portfolio Funds
      Utilities Fund                    Utility Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO and IDI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's and IDI's personnel to conduct their personal investment activities in a manner that INVESCO and IDI believe is not detrimental to the Funds, or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended December 31, 2002, are incorporated herein by reference from INVESCO Variable Investment Funds, Inc.'s Annual Reports to Shareholders dated December 31, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                                                     APPENDIX II

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TECHNOLOGY FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                          (3.75%)
--------------------------------------------------------------------------------
5 years                                         (6.41%)
--------------------------------------------------------------------------------
Since inception (5/97)                          (0.29%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Semiconductors......................19.19%
            Systems Software....................10.77%
            Application Software.................9.89%
            Computer Storage & Peripherals ......6.79%
            Communications Equipment.............6.73%
            Networking Equipment.................6.27%
            Computer Hardware....................5.96%
            Semiconductor Equipment..............5.43%
            Internet Retail......................3.92%
            Electronic Equipment
               Manufacturers.....................3.83%
            Other Industries....................14.38%
            Net Cash & Cash Equivalents..........6.84%

LINE GRAPH:   VIF - TECHNOLOGY FUND

This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - TECHNOLOGY FUND   S&P 500 INDEX(R)(2)     NASDAQ COMPOSITE INDEX(2)

5/97  $10,000                 $10,000                 $10,000
6/98  $13,680                 $13,596                 $13,531
6/99  $20,497                 $16,689                 $19,182
6/00  $43,207                 $17,899                 $28,323
6/01  $19,414                 $15,247                 $15,433
6/02  $10,206                 $12,505                 $10,448
6/03  $ 9,823                 $12,537                 $11,588

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
92.95  COMMON STOCKS
9.89   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                                79,480         $   1,907,520
       Autodesk Inc                                                                 26,500               428,240
       BEA Systems(a)                                                              160,400             1,741,944
       Business Objects SA Sponsored ADR Representing Ord Shrs(a)                   26,300               577,285
       Check Point Software Technologies Ltd(a)                                     70,600             1,380,230
       Cognos Inc(a)                                                                30,400               820,800
       Intuit Inc(a)                                                                26,300             1,171,139
       Macromedia Inc(a)                                                            15,300               321,912
       Mercury Interactive(a)                                                       46,600             1,799,226
       SAP AG Sponsored ADR Representing 1/4 Ord Shr                                 7,500               219,150
       Siebel Systems(a)                                                            91,200               870,048
       Software HOLDRs Trust(b)                                                     40,200             1,269,516
       Synopsys Inc(a)                                                               7,400               457,690
       Verity Inc(a)                                                                36,100               457,026
=================================================================================================================
                                                                                                      13,421,726
1.22   BIOTECHNOLOGY
       Amgen Inc(a)                                                                 13,900               923,516
       Genentech Inc(a)                                                             10,100               728,412
=================================================================================================================
                                                                                                       1,651,928
0.44   CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)                                                 20,000               603,600
=================================================================================================================
6.73   COMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                                   202,900               472,351
       Advanced Fibre Communications(a)                                             10,400               169,208
       Alcatel Sponsored ADR Representing Ord Shrs(a)                              117,300             1,049,835
       CIENA Corp(a)                                                                39,800               206,562
       Corning Inc(a)                                                              102,000               753,780
       JDS Uniphase(a)                                                              69,300               243,243
       Lucent Technologies(a)                                                      305,700               620,571
       Motorola Inc                                                                 34,900               329,107
       Nokia Corp Sponsored ADR Representing Ord Shrs                              119,900             1,969,957
       Nortel Networks(a)                                                          312,700               844,290
       QUALCOMM Inc                                                                 20,650               738,238
       UTStarcom Inc(a)                                                             49,000             1,742,930
=================================================================================================================
                                                                                                       9,140,072

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
5.96   COMPUTER HARDWARE
       Apple Computer(a)                                                            37,100         $      709,352
       Dell Inc(a)                                                                 120,900              3,863,964
       Hewlett-Packard Co                                                           64,200              1,367,460
       International Business Machines                                              26,100              2,153,250
==================================================================================================================
                                                                                                        8,094,026
6.79   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                                 288,100              3,016,407
       Emulex Corp(a)                                                               45,900              1,045,143
       Lexmark International Class A Shrs(a)                                        15,500              1,096,935
       McDATA Corp Class A Shrs(a)                                                  68,200              1,000,494
       Network Appliance(a)                                                        129,800              2,104,058
       Seagate Technology(a)                                                        54,000                953,100
==================================================================================================================
                                                                                                        9,216,137
3.13   DATA PROCESSING SERVICES
       First Data                                                                   50,200              2,080,288
       Fiserv Inc(a)                                                                29,050              1,034,470
       Paychex Inc                                                                  38,600              1,131,366
==================================================================================================================
                                                                                                        4,246,124
0.79   DIVERSIFIED COMMERCIAL SERVICES
       CheckFree Corp(a)                                                            38,600              1,074,624
==================================================================================================================
3.83   ELECTRONIC EQUIPMENT MANUFACTURERS
       Celestica Inc(a)                                                             55,100                868,376
       Flextronics International Ltd(a)                                            145,400              1,510,706
       Garmin Ltd(a)                                                                 2,700                107,649
       Jabil Circuit(a)                                                             55,700              1,230,970
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(c)                       6,100                907,375
       Sanmina-SCI Corp(a)                                                          42,300                266,913
       Thermo Electron(a)                                                           14,700                308,994
==================================================================================================================
                                                                                                        5,200,983
0.44   HEALTH CARE EQUIPMENT
       Varian Medical Systems(a)                                                    10,300                592,971
==================================================================================================================
0.30   INTEGRATED TELECOMMUNICATION SERVICES
       SBC Communications                                                            7,700                196,735
       Verizon Communications                                                        5,300                209,085
==================================================================================================================
                                                                                                          405,820
3.92   INTERNET RETAIL
       Amazon.com Inc(a)                                                            35,100              1,280,799
       eBay Inc(a)                                                                  38,800              4,042,184
==================================================================================================================
                                                                                                        5,322,983
2.18   INTERNET SOFTWARE & SERVICES
       VeriSign Inc(a)                                                              71,500                988,845
       Yahoo! Inc(a)                                                                60,100              1,968,876
==================================================================================================================
                                                                                                        2,957,721

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.81   IT CONSULTING & OTHER SERVICES
       Affiliated Computer Services Class A Shrs(a)                                 13,900         $     635,647
       BISYS Group(a)                                                               25,300               464,761
=================================================================================================================
                                                                                                       1,100,408
1.53   LEISURE FACILITIES
       InterActive Corp(a)                                                          52,340             2,071,094
=================================================================================================================
0.63   LEISURE PRODUCTS
       Electronic Arts(a)                                                           11,500               850,885
=================================================================================================================
0.53   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                           44,400               714,396
=================================================================================================================
6.27   NETWORKING EQUIPMENT
       Cisco Systems(a)(d)                                                         394,500             6,584,205
       Juniper Networks(a)                                                          68,100               842,397
       NetScreen Technologies(a)                                                    47,700             1,075,635
=================================================================================================================
                                                                                                       8,502,237
0.50   PHARMACEUTICALS
       Teva Pharmaceutical Industries Ltd Sponsored ADR Representing Ord Shrs       12,000               683,160
=================================================================================================================
5.43   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                                        121,000             1,919,060
       ASML Holding NV New York Registered Shrs(a)                                  38,100               364,236
       Axcelis Technologies(a)                                                      26,900               164,628
       KLA-Tencor Corp(a)                                                           30,600             1,422,594
       Lam Research(a)                                                              72,700             1,323,867
       Novellus Systems(a)                                                          38,100             1,395,260
       Teradyne Inc(a)                                                              45,100               780,681
=================================================================================================================
                                                                                                       7,370,326
19.19  SEMICONDUCTORS
       Altera Corp(a)                                                               61,100             1,002,040
       Analog Devices(a)                                                            19,800               689,436
       Applied Micro Circuits(a)                                                   103,500               626,175
       Broadcom Corp Class A Shrs(a)                                                93,300             2,324,103
       Chartered Semiconductor Manufacturing Ltd Sponsored ADR
         Representing 10 Ord Shrs(a)                                                37,300               192,095
       ChipPAC Inc Class A Shrs(a)                                                  19,400               148,798
       Cypress Semiconductor(a)                                                     31,900               382,800
       Fairchild Semiconductor International Class A Shrs(a)                        19,600               250,684
       GlobespanVirata Inc(a)                                                      125,600             1,036,200
       Intel Corp                                                                  257,200             5,345,645
       Intersil Corp Class A Shrs(a)                                                36,800               979,248
       Linear Technology                                                            50,600             1,629,826
       Maxim Integrated Products                                                    59,300             2,027,467
       Microchip Technology                                                         41,575             1,023,992
       Micron Technology(a)                                                         51,500               598,945
       National Semiconductor(a)                                                    33,200               654,704

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       PMC-Sierra Inc(a)                                                            32,000         $     375,360
       QLogic Corp(a)                                                               40,000             1,933,200
       Taiwan Semiconductor Manufacturing Ltd Sponsored ADR
         Representing 5 Ord Shrs                                                   131,648             1,327,012
       Texas Instruments                                                            61,500             1,082,400
       United Microelectronics Sponsored ADR Representing 5 Ord Shrs                91,031               341,366
       Vitesse Semiconductor(a)                                                    155,600               765,552
       Xilinx Inc(a)                                                                51,500             1,303,465
=================================================================================================================
                                                                                                      26,040,513
10.77  SYSTEMS SOFTWARE
       Adobe Systems                                                                61,800             1,981,926
       Micromuse Inc(a)                                                             52,300               417,877
       Microsoft Corp                                                              216,400             5,542,004
       Oracle Corp(a)                                                              219,200             2,634,784
       Red Hat(a)                                                                   45,500               344,435
       Symantec Corp(a)                                                             28,900             1,267,554
       VERITAS Software(a)                                                          84,600             2,425,482
=================================================================================================================
                                                                                                      14,614,062
1.67   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                                    50,800               417,068
       Nextel Communications Class A Shrs(a)                                        55,000               994,400
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs                    43,300               850,845
=================================================================================================================
                                                                                                       2,262,313
       TOTAL COMMON STOCKS (COST $118,386,812)                                                       126,138,109
=================================================================================================================
0.21   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(e)(f) (Cost $783,067)                                                   281,119
=================================================================================================================
7.52   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
        7/1/2003 at 1.080%, repurchased at $10,212,306 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
        Floating Rate due 12/29/2003 at 0.935%, value $10,690,833)
        (Cost $10,212,000)                                                  $   10,212,000            10,212,000
=================================================================================================================
100.68 TOTAL INVESTMENTS AT VALUE
        (COST $129,381,879)                                                                          136,631,228
=================================================================================================================
(0.68) OTHER ASSETS LESS LIABILITIES                                                                    (927,360)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $ 135,703,868
=================================================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts.

(c) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(d) Security has been designated as collateral for remaining commitments to purchase additional interest in BlueStream Ventures LP.

(e) The Fund has remaining commitments of $675,000 to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(f)  The following is a restricted and illiquid security at June 30, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
                                                                           % OF
                                        ACQUISITION   ACQUISITION    NET ASSETS
DESCRIPTION                                   DATES         COSTS      AT VALUE
--------------------------------------------------------------------------------
BlueStream Ventures LP               8/3/00-12/9/02    $  783,067        0.21%
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                     TECHNOLOGY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $    129,381,879
================================================================================
  At Value(a)                                                  $    136,631,228
Receivables:
  Investment Securities Sold                                             79,423
  Fund Shares Sold                                                      116,249
  Dividends and Interest                                                 12,024
Prepaid Expenses and Other Assets                                         1,616
================================================================================
TOTAL ASSETS                                                        136,840,540
================================================================================
LIABILITIES
Payables:
  Custodian                                                              14,647
  Investment Securities Purchased                                       935,557
  Fund Shares Repurchased                                               176,857
Accrued Expenses and Other Payables                                       9,611
================================================================================
TOTAL LIABILITIES                                                     1,136,672
================================================================================
NET ASSETS AT VALUE                                            $    135,703,868
================================================================================
NET ASSETS
Paid-in Capital(b)                                             $    657,195,156
Accumulated Undistributed Net Investment Loss                          (429,723)
Accumulated Undistributed Net Realized Loss on Investment
  Securities, Foreign Currency Transactions and Option
  Contracts                                                        (528,310,914)
Net Appreciation of Investment Securities and Foreign
  Currency Transactions                                               7,249,349
================================================================================
NET ASSETS AT VALUE                                            $    135,703,868
================================================================================
Shares Outstanding                                                   13,930,581
NET ASSET VALUE, Offering and Redemption Price per Share       $           9.74
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $10,212,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                     TECHNOLOGY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $        192,323
Dividends from Affiliated Investment Companies                              636
Interest                                                                 32,625
Securities Loaned Income                                                  4,347
  Foreign Taxes Withheld                                                (10,013)
================================================================================
  TOTAL INCOME                                                          219,918
================================================================================
EXPENSES
Investment Advisory Fees                                                429,203
Administrative Services Fees                                            156,652
Custodian Fees and Expenses                                              14,629
Directors' Fees and Expenses                                              8,117
Interest Expenses                                                           164
Professional Fees and Expenses                                           12,745
Registration Fees and Expenses                                              131
Reports to Shareholders                                                  13,847
Transfer Agent Fees                                                       2,500
Other Expenses                                                            4,004
================================================================================
  TOTAL EXPENSES                                                        641,992
  Fees and Expenses Paid Indirectly                                        (247)
================================================================================
     NET EXPENSES                                                       641,745
================================================================================
NET INVESTMENT LOSS                                                    (421,827)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                             (21,046,527)
  Foreign Currency Transactions                                            (198)
  Option Contracts                                                      210,837
================================================================================
     Total Net Realized Loss                                        (20,835,888)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              41,140,956
  Option Contracts                                                      (65,006)
================================================================================
     Total Change in Net Appreciation/Depreciation                   41,075,950
================================================================================
NET GAIN ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                                  20,240,062
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     19,818,235
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TECHNOLOGY FUND

                                                                        SIX MONTHS                      YEAR
                                                                             ENDED                     ENDED
                                                                           JUNE 30               DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                                                              2003                      2002
                                                                         UNAUDITED
OPERATIONS
Net Investment Loss                                                  $    (421,827)           $   (1,520,716)
Net Realized Loss                                                      (20,835,888)             (148,867,842)
Change in Net Appreciation/Depreciation                                 41,075,950                42,638,096
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                                       19,818,235              (107,750,462)
=============================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                           61,402,687               244,404,692
Amounts Paid for Repurchases of Shares                                 (51,025,248)             (271,398,789)
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS      10,377,439               (26,994,097)
=============================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 30,195,674              (134,744,559)
NET ASSETS
Beginning of Period                                                    105,508,194               240,252,753
=============================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($429,723) and ($7,896), respectively)      $ 135,703,868            $  105,508,194
=============================================================================================================

        --------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                              6,884,383                21,387,719
Shares Repurchased                                                      (5,874,022)              (24,095,810)
=============================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                   1,010,361                (2,708,091)
=============================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund (the "Fund", presented herein), Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $  148,027,701
                                                                 ==============

   Gross Tax Unrealized Appreciation                             $   14,086,615
   Gross Tax Unrealized Depreciation                                 25,483,088
                                                                 --------------
   Net Tax Depreciation on Investments                           $  (11,396,473)
                                                                 ==============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $13,785,544.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2003, was as follows:

                                                             CALL OPTIONS               PUT OPTIONS
-------------------------------------------------------------------------------------------------------

                                                       NUMBER      AMOUNT          NUMBER       AMOUNT
                                                   OF OPTIONS OF PREMIUMS      OF OPTIONS   OF PREMIUMS
-------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2002                (502)   $  88,851               0    $        0
Options written                                       (1,411)     314,317            (220)       34,539
Options closed or expired                              1,913     (403,168)            220       (34,539)
Options outstanding at June 30, 2003                       0    $       0               0    $        0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $57,962,592 and $52,939,678, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $885, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $3,083.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               14,557,850   $  14,557,850   14,917,182   $  14,917,182       $      0             --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recoreded in the Statement of Operations. Of the securities lending income received for the Fund, $4,332 was received from investments in INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, the Fund borrowed cash at a weighted average rate of 1.51% and interest expenses amounted to $164.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                   ENDED
                                                 JUNE 30                            YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                    2003         2002         2001         2000         1999         1998
                                               UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   8.17     $  15.37     $  28.37     $  37.13     $  14.34     $  11.49
==========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Loss(b)                             (0.03)       (0.00)       (0.12)       (0.01)       (0.00)       (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    1.60        (7.20)      (12.88)       (8.68)       22.79         2.96
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    1.57        (7.20)      (13.00)       (8.69)       22.79         2.93
==========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.00         0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains                    0.00         0.00         0.00         0.07         0.00         0.06
==========================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00         0.00         0.00         0.07         0.00         0.08
==========================================================================================================================
Net Asset Value -- End of Period                $   9.74    $    8.17     $  15.37     $  28.37     $  37.13     $  14.34
==========================================================================================================================

TOTAL RETURN(c)                                   19.22%(d)   (46.84%)     (45.82%)     (23.42%)     158.93%        25.69%

RATIOS
Net Assets -- End of Period ($000 Omitted)     $135,704     $105,508      $240,253     $443,773     $93,992      $1,577
Ratio of Expenses to Average Net Assets(e)(f)    0.56%(d)      1.11%        1.07%        1.02%        1.31%       1.40%
Ratio of Net Investment Loss to
  Average Net Assets(f)                        (0.37%)(d)     (0.96%)      (0.66%)      (0.34%)      (0.40%)     (0.14%)
Portfolio Turnover Rate                           48%(d)         92%          88%          82%          95%        239%

(a) The per share information was computed based on average shares for the year ended December 31, 2001.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002 and 1999.

(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52% and 6.47%, respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%) and (5.21%), respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S13   900484  7/03
I-VITEC-SAR-1

                                                                    APPENDIX III

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-UTILITIES FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                    2.88%
--------------------------------------------------------------------------------
5 years                                  (3.77%)
--------------------------------------------------------------------------------
Since inception (1/95)                    4.11%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Electric Utilities..................69.94%
            Integrated Telecommunication
               Services.........................12.68%
            Gas Utilities........................2.78%
            Multi-Utilities......................2.49%
            Natural Gas Pipelines................2.42%
            Water Utilities......................2.31%
            Net Cash & Cash Equivalents..........7.38%

LINE GRAPH: VIF - UTILITIES FUND

This line graph compares the value of a $10,000 investment in VIF - Utilities Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - UTILITIES FUND          S&P 500 INDEX(R)(2)

1/95        $10,000                       $10,000
6/95        $10,110                       $12,019
6/96        $11,814                       $15,142
6/97        $13,092                       $20,393
6/98        $17,055                       $26,545
6/99        $21,265                       $32,584
6/00        $23,666                       $34,946
6/01        $19,953                       $29,767
6/02        $13,681                       $24,415
6/03        $14,075                       $24,476

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
JEFFREY G. MORRIS, CFA
Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
UTILITIES FUND
91.23  COMMON STOCKS
69.11  ELECTRIC UTILITIES
       Ameren Corp                                                                  33,900         $   1,494,990
       American Electric Power                                                      21,500               641,345
       Cinergy Corp                                                                 52,700             1,938,833
       Consolidated Edison                                                          44,800             1,938,944
       Dominion Resources                                                           30,600             1,966,662
       DPL Inc                                                                      35,500               565,870
       DTE Energy                                                                   30,600             1,182,384
       Energy East                                                                  77,400             1,606,824
       Entergy Corp                                                                 37,400             1,973,972
       Exelon Corp                                                                  32,612             1,950,524
       FPL Group                                                                    30,500             2,038,925
       NiSource Inc                                                                 42,200               801,800
       Pinnacle West Capital                                                        31,700             1,187,165
       PNM Resources                                                                19,400               518,950
       PPL Corp                                                                     47,400             2,038,200
       Progress Energy                                                              42,100             1,848,190
       Public Service Enterprise Group                                              36,900             1,559,025
       Puget Energy                                                                 56,400             1,346,268
       SCANA Corp                                                                   52,400             1,796,272
       Southern Co                                                                  51,100             1,592,276
       Xcel Energy                                                                  44,800               673,792
=================================================================================================================
                                                                                                      30,661,211
2.78   GAS UTILITIES
       KeySpan Corp                                                                 31,100             1,102,495
       Sempra Energy                                                                 4,500               128,385
=================================================================================================================
                                                                                                       1,230,880
12.68  INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                                               47,140             1,255,338
       CenturyTel Inc                                                               36,200             1,261,570
       SBC Communications                                                           52,106             1,331,308
       Verizon Communications                                                       45,033             1,776,552
=================================================================================================================
                                                                                                       5,624,768
1.93   MULTI-UTILITIES
       Utilities HOLDRs Trust(a)                                                    11,500               857,900
=================================================================================================================
2.42   NATURAL GAS PIPELINES
       Kinder Morgan Management LLC                                                 28,645             1,073,042
=================================================================================================================
2.31   WATER UTILITIES
       Philadelphia Suburban                                                        42,100             1,026,398
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       TOTAL COMMON STOCKS (COST $36,864,690)                                                      $  40,474,199
=================================================================================================================
0.56   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.56   MULTI-UTILITIES
       Mirant Americas Generation, Sr Notes, 8.300%, 5/1/2011
         (Amortized Cost $297,037)                                             $   400,000               248,000
=================================================================================================================
8.26   SHORT-TERM INVESTMENTS
0.83   CORPORATE BONDS -- ELECTRIC UTILITIES
       Public Service Electric & Gas, 1st & Refunding Mortgage Notes,
         Series PP 6.500%, 5/1/2004 (Amortized Cost $358,856)                  $   352,000               367,247
=================================================================================================================
7.43   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $3,297,099 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $3,450,179)
         (Cost $3,297,000)                                                     $ 3,297,000             3,297,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $3,655,856)                                        3,664,247
=================================================================================================================
100.05 TOTAL INVESTMENTS AT VALUE
        (COST $40,817,583)                                                                            44,386,446
=================================================================================================================
(0.05) OTHER ASSETS LESS LIABILITIES                                                                     (21,927)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  44,364,519
=================================================================================================================

(a) HOLDRs - Holding Company Depositary Receipts                      .

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                  $      40,817,583
================================================================================
  At Value(a)                                                 $      44,386,446
Cash                                                                        525
Receivables:
  Fund Shares Sold                                                       41,078
  Dividends and Interest                                                 60,375
Prepaid Expenses and Other Assets                                         1,115
================================================================================
TOTAL ASSETS                                                         44,489,539
================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                     115,462
Accrued Expenses and Other Payables                                       9,558
================================================================================
TOTAL LIABILITIES                                                       125,020
================================================================================
NET ASSETS AT VALUE                                           $      44,364,519
================================================================================
NET ASSETS
Paid-in Capital(b)                                            $      49,127,630
Accumulated Undistributed Net Investment Income                       1,163,573
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                              (9,495,547)
Net Appreciation of Investment Securities                             3,568,863
================================================================================
NET ASSETS AT VALUE                                           $      44,364,519
================================================================================
Shares Outstanding                                                    3,634,313
NET ASSET VALUE, Offering and Redemption Price per Share      $           12.21
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $3,297,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $         651,190
Interest                                                                 27,551
================================================================================
  TOTAL INCOME                                                          678,741
================================================================================
EXPENSES
Investment Advisory Fees                                                101,779
Administrative Services Fees                                             49,952
Custodian Fees and Expenses                                               5,785
Directors' Fees and Expenses                                              5,335
Professional Fees and Expenses                                            9,416
Registration Fees and Expenses                                              151
Reports to Shareholders                                                   3,317
Transfer Agent Fees                                                       2,500
Other Expenses                                                            1,167
================================================================================
  TOTAL EXPENSES                                                        179,402
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser             5,254
  Fees and Expenses Paid Indirectly                                        (114)
================================================================================
     NET EXPENSES                                                       184,542
================================================================================
NET INVESTMENT INCOME                                                   494,199
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                             (752,429)
Change in Net Appreciation/Depreciation of Investment Securities      3,401,178
================================================================================
NET GAIN ON INVESTMENT SECURITIES                                     2,648,749
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $       3,142,948
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
UTILITIES FUND

                                                                SIX MONTHS                      YEAR
                                                                     ENDED                     ENDED
                                                                   JUNE 30               DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                                      2003                      2002
                                                                 UNAUDITED
OPERATIONS
Net Investment Income                                        $     494,199             $     670,087
Net Realized Loss                                                 (752,429)               (7,796,821)
Change in Net Appreciation/Depreciation                          3,401,178                 1,677,670
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            3,142,948                (5,449,064)
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                    0                  (161,756)
=====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                   19,548,709                25,731,149
Reinvestment of Distributions                                            0                   161,756
=====================================================================================================
                                                                19,548,709                25,892,905
Amounts Paid for Repurchases of Shares                          (9,531,129)              (10,025,484)
=====================================================================================================
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS         10,017,580                15,867,421
=====================================================================================================
TOTAL INCREASE IN NET ASSETS                                    13,160,528                10,256,601
NET ASSETS
Beginning of Period                                             31,203,991                20,947,390
=====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $1,163,573 and $669,374,
  respectively)                                              $  44,364,519             $  31,203,991
=====================================================================================================

    --------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                      1,692,286                 2,154,461
Shares Issued from Reinvestment of Distributions                         0                    14,497
=====================================================================================================
                                                                 1,692,286                 2,168,958
Shares Repurchased                                                (854,256)                 (859,909)
=====================================================================================================
NET INCREASE IN FUND SHARES                                        838,030                 1,309,049
=====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund (the "Fund", presented herein). The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $161,756 of ordinary income distributions declared for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $  41,208,528
                                                                 =============
   Gross Tax Unrealized Appreciation                             $   3,886,223
   Gross Tax Unrealized Depreciation                                   708,305
                                                                 -------------
   Net Tax Appreciation on Investments                           $   3,177,918
                                                                 =============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $598,226.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement made by the Fund to IFG was $5,254.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $18,672,211 and $8,876,031, respectively. During that same period, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were $0 and $354,689, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $224, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities was $396.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
UTILITIES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        SIX MONTHS
                                             ENDED
                                           JUNE 30                           YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                             2003         2002         2001         2000         1999         1998
                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  11.16     $  14.08    $   21.06    $   20.97    $   17.78    $   14.40
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(a)                     0.08         0.19         0.00         0.17         0.22         0.25
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             0.97        (3.05)       (6.83)        0.87         3.17         3.41
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             1.05        (2.86)       (6.83)        1.04         3.39         3.66
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.00         0.06         0.07         0.03         0.20         0.24
Distributions from Capital Gains             0.00         0.00         0.08         0.92         0.00         0.04
====================================================================================================================
TOTAL DISTRIBUTIONS                          0.00         0.06         0.15         0.95         0.20         0.28
====================================================================================================================
Net Asset Value -- End of Period         $  12.21     $  11.16    $   14.08    $   21.06    $   20.97    $   17.78
====================================================================================================================

TOTAL RETURN(b)                           9.41%(c)      (20.32%)     (32.41%)       5.28%       19.13%      25.48%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $44,365      $31,204     $20,947      $12,300      $9,137       $6,993
Ratio of Expenses to Average Net
  Assets(d)(e)                            0.54%(c)      1.15%       1.15%        1.22%       1.20%         1.08%
Ratio of Net Investment Income
  to Average Net Assets(e)                1.44%(c)      2.59%       1.13%        0.94%       1.15%         1.73%
Portfolio Turnover Rate                    28%(c)       102%         33%          50%         40%           35%

(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2001.

(b) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.18%, 1.37%, 1.41%, 1.53% and 1.60%, respectively, and ratio of net investment income to average net assets would have been 2.56%, 0.91%, 0.75%, 0.82% and 1.21%, respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S94   900482  7/03
I-VIUTI-SAR-1

                          AIM V.I. NEW TECHNOLOGY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BEAR MARKET PERSISTS THROUGHOUT FISCAL YEAR
Technology stocks performed poorly again in 2002, causing AIM V.I. New Technology Fund to sustain negative returns. For the year ended December 31, 2002, the fund's Series I shares returned -45.13% and its Series II shares returned -45.17%.* The S&P 500 returned -22.09% for the year; remember, however, that the S&P 500 represents the performance of the broad U.S. stock market, not the hard-hit information technology sector. The Pacific Stock Exchange Technology 100 Index returned -33.33% for the year, while the Lipper Science and Technology Fund Index (which measures the performance of funds with similar investment strategies) returned -41.38%. These figures demonstrate how vulnerable a single-sector fund can be to a severe and sustained downturn in the sector in which it invests.

RELEVANT MARKET CONDITIONS
Throughout 2002, the economy was helped by generally strong consumer confidence and retail sales; auto and home sales approached record levels. Mixed economic signals prompted the Federal Reserve Board to hold short-term interest rates steady, at 1.75%, until early November, when it cut rates to 1.25%.
    Investors remained bearish for much of 2002, and for the major stock market indexes it was the third consecutive year of negative performance. While markets generally rallied in March, October, and November, the S&P 500 sustained its most significant loss in more than a quarter of a century. Indeed, every sector of the S&P 500 declined for the year, with technology and telecommunications sustaining the most significant declines.
    Economic signals were mixed at year's end, but there was increasing evidence that the worst was over for the economy and the stock market. In addition to low short-term interest rates, positive economic signals included low inflation, continued strong consumer spending, and positive economic growth. Nevertheless, a weak job market (unemployment was at 6.0% in December) and continued depressed capital spending by businesses contributed to economic uncertainty. The possibility of war with Iraq, North Korea's resumption of its nuclear program, and continuing uncertainty about the pace of economic recovery remained concerns as 2002 ended.
    After touching five-year lows on October 9, the stock market rallied strongly in October and November, before weakening in December. The Dow, for example, enjoyed its best single-month performance in 15 years in October, and as the year ended, stock valuations were more attractive than they had been in the last several years. While no one can say for sure when the markets will rebound, history shows that bear markets always end eventually.

FUND STRATEGIES AND TECHNIQUES
     In an extraordinarily difficult environment, we increased our exposure to mid- and large-size companies in an effort to provide greater stability to the fund. The tech sector as a whole rallied in October and November, when tech stocks came to be perceived as "inexpensive" despite the lack of any change in their fundamentals. We continued to consider only stocks with strong fundamentals and the prospect for solid earnings growth for inclusion in the fund.
    The fund was hurt by its ownership of semiconductor and semiconductor equipment stocks for much of the year. Such stocks, historically, have been among the first technology-related stocks to benefit from economic recoveries. We reduced our semiconductor-related holdings when it became clear that a hoped-for recovery would not materialize in 2002. We increased our defense-related holdings during the second half of the year, but despite rising tensions with Iraq and North Korea, such stocks weakened as the year drew to a close. On a more positive note, the fund's biotechnology holdings did well even though the industry suffered overall.

PORTFOLIO COMPOSITION
as of 12/31/02, based on total net assets

==================================================================================================
TOP 10 EQUITY HOLDINGS                             TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------
 1.  Dell Computer Corp.                   3.6%     1.  Semiconductors                       10.0%
 2.  Gilead Sciences, Inc.                 3.1      2.  Aerospace & Defense                   8.8
 3.  Symantec Corp.                        3.0      3.  Biotechnology                         7.5
 4.  Alliant Techsystems Inc.              2.7      4.  Internet Software & Services          6.9
 5.  Microsoft Corp.                       2.7      5.  Systems Software                      6.7
 6.  Overture Services, Inc.               2.7      6.  Health Care Distributors & Services   6.3
 7.  Engineered Support Systems, Inc.      2.5      7.  Application Software                  6.2
 8.  eBay Inc.                             2.4      8.  Telecommunications Equipment          6.1
 9.  Websense, Inc.                        2.3      9.  Computer Storage & Peripherals        6.0
10.  Mercury Interactive Corp.             2.3     10.  Computer Hardware                     5.5

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================

                          AIM V.I. NEW TECHNOLOGY FUND

================================================================================
RESULTS OF A $10,000 INVESTMENT
10/18/93-12/31/02
Index data from 10/31/93-12/31/02

                                  [LINE CHART]

Source: Lipper, Inc.


INDEX PERFORMANCE      VI NEW TECHNOLOGY -                                    LIPPER SCIENCE &
IS FROM 10/31/1993     SERIES I               S&P 500       PSE TECHNOLOGY    TECHNOLOGY FUND IX

    10/18/1993               10000
    10/31/1993               10008            10000             10000             10000
    11/30/1993                9941             9905             10015              9697
    12/31/1993               10891            10025             10439             10043
     1/31/1994               11357            10366             11088             10408
     2/28/1994               11033            10085             11273             10407
     3/31/1994               10167             9646             10806              9780
     4/30/1994               10401             9770             10780              9800
     5/31/1994               10485             9929             10837              9607
     6/30/1994               10226             9686             10273              9074
     7/31/1994               10927            10003             10753              9482
     8/31/1994               11661            10412             11823             10331
     9/30/1994               11561            10158             11781             10432
    10/31/1994               11870            10386             12382             11060
    11/30/1994               11369            10008             12200             10725
    12/31/1994               11669            10156             12617             10982
     1/31/1995               11527            10419             12481             10750
     2/28/1995               11334            10824             13291             11258
     3/31/1995               11342            11144             13804             11715
     4/30/1995               11660            11471             14768             12296
     5/31/1995               12419            11929             15079             12612
     6/30/1995               13418            12206             16782             13936
     7/31/1995               14548            12610             18032             15310
     8/31/1995               14916            12641             18322             15532
     9/30/1995               15395            13175             18810             16114
    10/31/1995               14162            13127             18913             15879
    11/30/1995               14418            13702             19189             15909
    12/31/1995               14427            13967             18635             15217
     1/31/1996               14590            14442             19073             15132
     2/29/1996               15573            14576             19622             15771
     3/31/1996               15471            14716             18580             15072
     4/30/1996               17225            14932             20457             16575
     5/31/1996               18012            15316             20645             16969
     6/30/1996               17740            15374             19212             15798
     7/31/1996               16202            14694             17729             14626
     8/31/1996               16933            15005             18812             15376
     9/30/1996               17018            15848             20503             16826
    10/31/1996               16248            16285             20187             16549
    11/30/1996               17017            17515             22915             18099
    12/31/1996               17216            17168             22367             17794
     1/31/1997               18516            18239             24722             19146
     2/28/1997               17596            18383             23674             17415
     3/31/1997               16665            17630             22346             16104
     4/30/1997               16836            18680             23108             16807
     5/31/1997               18355            19822             25893             18807
     6/30/1997               19234            20704             26066             18982
     7/31/1997               21035            22350             30085             21644
     8/31/1997               20023            21098             30040             21778
     9/30/1997               21887            22252             31050             22701
    10/31/1997               20066            21509             27855             20302
    11/30/1997               19594            22505             27924             20129
    12/31/1997               19724            22892             26835             19187
     1/31/1998               19939            23144             27927             19527
     2/28/1998               21857            24812             31346             21850
     3/31/1998               23765            26083             31954             22030
     4/30/1998               23862            26349             33194             22975
     5/31/1998               23070            25896             30558             21291
      06/30/98               24004            26947             31952             22538
      07/31/98               24192            26661             31862             22326
      08/31/98               18572            22809             25885             18136
      09/30/98               18409            24271             29537             20276
      10/31/98               20087            26242             32884             21823
      11/30/98               21463            27832             36524             24269
      12/31/98               24086            29435             41491             28196
      01/31/99               27374            30665             47570             31847
      02/28/99               25682            29712             42684             28522
      03/31/99               27138            30900             45937             31429
      04/30/99               29014            32096             47558             31822
      05/31/99               28140            31338             48937             31777
      06/30/99               30099            33071             55412             35905
      07/31/99               29271            32043             55074             35894
      08/31/99               29576            31883             57899             37868
      09/30/99               30495            31009             57969             38383
      10/31/99               33740            32972             61383             42425
      11/30/99               39354            33641             70228             48717
      12/31/99               49736            35619             89794             60312
      01/31/00               49527            33831             87845             59678
      02/29/00               58021            33192            107883             75756
      03/31/00               56965            36438            107343             73453
      04/30/00               48665            35341            100506             64881
      05/31/00               42115            34617             91872             57050
      06/30/00               50083            35468            101739             65698
      07/31/00               48305            34915             94902             62223
      08/31/00               56078            37083            108103             71662
      09/30/00               51810            35125             95953             64317
      10/31/00               44344            34978             89744             57261
      11/30/00               31382            32222             75008             42499
      12/31/00               31690            32379             75233             42053
      01/31/01               31620            33529             84788             46317
      02/28/01               20215            30474             69314             34247
      03/31/01               15836            28545             61170             29230
      04/30/01               19018            30761             71122             34935
      05/31/01               19052            30967             68540             33307
      06/30/01               19770            30214             67039             32758
      07/31/01               17530            29918             63547             30134
      08/31/01               15888            28048             58431             26367
      09/30/01               12604            25785             47779             20709
      10/31/01               14520            26277             55319             23844
      11/30/01               15973            28293             62792             27316
      12/31/01               16647            28542             63502             27447
      01/31/02               15856            28125             63184             26967
      02/28/02               13365            27582             58016             23364
      03/31/02               15105            28619             63301             25492
      04/30/02               13326            26885             55933             22459
      05/31/02               12496            26689             53679             21284
      06/30/02               11310            24788             47447             18481
      07/31/02                9609            22857             41895             16507
      08/31/02                9213            23006             41355             16118
      09/30/02                8462            20507             35636             13876
      10/31/02                9490            22310             41569             15975
      11/30/02               10479            23622             47467             18414
      12/31/02                9135            22235             42341             16089

Past performance cannot guarantee comparable future results.

This growth chart uses a logarithmic scale, which means the price scale
(vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.
=================================================================================================

                    FUND RETURNS

AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/02

SERIES I SHARES
Inception (10/18/93)   0.98%
  5 Years            -14.27
  1 Year             -45.13

SERIES II SHARES*
Inception             -1.20%
  5 Years            -14.45
  1 Year             -45.17

*Performance shown for periods prior to the inception date of the Series II class of shares (inception date 4/2/02) reflects the historical results of the Series I class (inception date 10/18/93), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.
    AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect expenses and fees at the separate-account level. These expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
    AIM V.I. New Technology Fund seeks long-term growth of capital by investing primarily in stocks of technology and science companies.
    The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks.
    The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
    The unmanaged Pacific Stock Exchange Technology 100 Index (the PSE Technology 100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.
    The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an idea of funds reflects fund expenses. Performance of a market index does not.
    In the management discussion and in the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
    Had the advisor not waived fees and/or absorbed expenses, returns would have been lower.
    Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
    The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for government approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.
    Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.
    DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORIC PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.


Nextel and Accredo Health were among the holdings that helped fund performance; IDEC Pharmaceuticals was one that did not.
o Nextel, the nation's fifth-largest U.S. mobile phone operator, targets businesses rather than lower-margin consumers. Nextel has the highest revenue per user and the lowest subscriber turnover rate in the industry.
o Accredo Health provides prescriptions via overnight shipping, assists with treatment programs, and offers claim-processing services. The company's revenues and earnings doubled in 2002, and its stock price climbed significantly.
o IDEC Pharmaceuticals develops treatments for cancer and autoimmune diseases, and the company ranks among the select few biotechnology firms that are profitable. The company's best-selling Rituxan treats non-Hodgkin's lymphoma. Delivered intravaneously, Rituxan spares patients chemotherapy or radiation therapy.

IN CLOSING
We know that market conditions in recent years have been largely disappointing, and that stocks in the technology and telecommunications sectors have been particularly disappointing. We want to assure you that your fund management team continues to work diligently to meet the fund's investment objective of long-term growth of capital.

                           PORTFOLIO MANAGEMENT TEAM

                                 AS OF 12/31/02

                            ABEL GARCIA, LEAD MANAGER

                                DAVID P. BARNARD

                                 WARREN TENNANT

Schedule of Investments

December 31, 2002

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.14%

Aerospace & Defense-8.77%

Alliant Techsystems Inc.(a)                                  6,400   $   399,040
--------------------------------------------------------------------------------
Engineered Support Systems, Inc.                            10,150       372,099
--------------------------------------------------------------------------------
InVision Technologies, Inc.(a)                               4,400       115,984
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                         6,000       269,460
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                       5,500       127,930
================================================================================
                                                                       1,284,513
================================================================================

Application Software-6.17%

Documentum, Inc.(a)                                         15,700       245,862
--------------------------------------------------------------------------------
Intuit Inc.(a)                                               5,000       234,600
--------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                11,200       332,080
--------------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                          5,000        91,500
================================================================================
                                                                         904,042
================================================================================

Auto Parts & Equipment-1.71%

Gentex Corp.(a)                                              7,900       249,956
================================================================================

Biotechnology-7.45%

Chiron Corp.(a)                                                900        33,840
--------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.(a)                               2,400        40,128
--------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                    13,400       455,600
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                                6,400       212,288
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                                  1,900        62,415
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)                          3,900        30,966
--------------------------------------------------------------------------------
OraSure Technologies, Inc.(a)                                9,400        51,230
--------------------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                             30,300        98,475
--------------------------------------------------------------------------------
SangStat Medical Corp.(a)                                    5,600        63,280
--------------------------------------------------------------------------------
Trimeris, Inc.(a)                                            1,000        43,090
================================================================================
                                                                       1,091,312
================================================================================

Computer & Electronics Retail-0.96%

CDW Computer Centers, Inc.(a)                                3,200       140,320
================================================================================

Computer Hardware-5.50%

Dell Computer Corp.(a)                                      19,600       524,104
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                          7,100       123,256
--------------------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                                   11,600       157,876
================================================================================
                                                                         805,236
================================================================================

Computer Storage & Peripherals-5.95%

Imation Corp.(a)                                             3,800       133,304
--------------------------------------------------------------------------------
Lexmark International, Inc.(a)                               1,700       102,850
--------------------------------------------------------------------------------
Overland Storage, Inc.(a)                                    9,700       141,436
--------------------------------------------------------------------------------

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
Computer Storage & Peripherals-(Continued)

SanDisk Corp.(a)                                            10,500   $   213,150
--------------------------------------------------------------------------------
Storage Technology Corp.(a)                                  9,600       205,632
--------------------------------------------------------------------------------
Western Digital Corp.(a)                                    11,800        75,402
================================================================================
                                                                         871,774
================================================================================

Consumer Electronics-0.62%

Garmin Ltd. (Cayman Islands)(a)                              1,700        49,810
--------------------------------------------------------------------------------
Harman International Industries, Inc.                          700        41,650
================================================================================
                                                                          91,460
================================================================================

Data Processing Services-0.83%

eSPEED, Inc.-Class A(a)                                      7,200       121,975
================================================================================

Electronic Equipment & Instruments-1.67%

Itron, Inc.(a)                                               2,400        46,008
--------------------------------------------------------------------------------
OSI Systems, Inc.(a)                                        11,700       198,666
================================================================================
                                                                         244,674
================================================================================

Health Care Distributors & Services-6.33%

Accredo Health, Inc.(a)                                      4,200       148,050
--------------------------------------------------------------------------------
Cerner Corp.(a)                                              9,200       287,592
--------------------------------------------------------------------------------
Covance Inc.(a)                                              2,700        66,393
--------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                     2,400       115,296
--------------------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                               4,100        75,932
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)                      5,400       125,496
--------------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                                    1,900       108,110
================================================================================
                                                                         926,869
================================================================================

Health Care Equipment-0.79%

Boston Scientific Corp.(a)                                     900        38,268
--------------------------------------------------------------------------------
Conceptus, Inc.(a)                                           6,500        77,870
================================================================================
                                                                         116,138
================================================================================

Health Care Supplies-0.56%

ICU Medical, Inc.(a)                                         2,200        82,060
================================================================================

Internet Retail-3.04%

Amazon.com, Inc.(a)                                          5,300       100,117
--------------------------------------------------------------------------------
eBay Inc.(a)                                                 5,100       345,882
================================================================================
                                                                         445,999
================================================================================

Internet Software & Services-6.92%

Expedia, Inc.-Class A(a)                                     1,200        80,316
--------------------------------------------------------------------------------
Hotels.com-Class A(a)                                        1,500        81,945
--------------------------------------------------------------------------------
Overture Services, Inc.(a)                                  14,300       390,533
--------------------------------------------------------------------------------
PEC Solutions, Inc.(a)                                       3,900       116,610
--------------------------------------------------------------------------------

                          AIM V.I. NEW TECHNOLOGY FUND

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
Internet Software & Services-(Continued)

Websense, Inc.(a)                                           16,100   $   343,912
================================================================================
                                                                       1,013,316
================================================================================

IT Consulting & Services-2.23%

Affiliated Computer Services, Inc.-Class A(a)                3,300       173,745
--------------------------------------------------------------------------------
Anteon International Corp.(a)                                2,800        67,200
--------------------------------------------------------------------------------
Syntel, Inc.(a)                                              4,100        86,141
================================================================================
                                                                         327,086
================================================================================

Networking Equipment-2.00%

Cisco Systems, Inc.(a)                                      13,500       176,850
--------------------------------------------------------------------------------
McDATA Corp.-Class A(a)                                      5,200        36,920
--------------------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                              4,700        79,148
================================================================================
                                                                         292,918
================================================================================

Pharmaceuticals-2.24%

American Pharmaceutical Partners, Inc.(a)                    6,400       113,920
--------------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                                    1,600        42,256
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                   500        49,110
--------------------------------------------------------------------------------
Mylan Laboratories Inc.                                      3,500       122,150
================================================================================
                                                                         327,436
================================================================================

Semiconductor Equipment-3.92%

Applied Materials, Inc.(a)                                  10,000       130,300
--------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                          4,400       155,628
--------------------------------------------------------------------------------
Lam Research Corp.(a)                                        5,600        60,480
--------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                    3,900       109,512
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)           5,000       118,805
================================================================================
                                                                         574,725
================================================================================

Semiconductors-9.99%

Analog Devices, Inc.(a)                                      8,400       200,508
--------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                          7,600       138,700
--------------------------------------------------------------------------------
Intel Corp.                                                 12,700       197,739
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)                   7,700       145,222
--------------------------------------------------------------------------------
Microchip Technology Inc.                                   10,400       254,280
--------------------------------------------------------------------------------
QLogic Corp.(a)                                              3,900       134,589
--------------------------------------------------------------------------------

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
Semiconductors-(Continued)

Silicon Laboratories Inc.(a)                                11,100   $   211,788
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)(a)                                               20,240       142,692
--------------------------------------------------------------------------------
Zoran Corp.(a)                                               2,700        37,989
================================================================================
                                                                       1,463,507
================================================================================

Systems Software-6.68%

Microsoft Corp.(a)                                           7,600       392,920
--------------------------------------------------------------------------------
Oracle Corp.(a)                                              7,100        76,680
--------------------------------------------------------------------------------
SafeNet, Inc.(a)                                             2,500        63,375
--------------------------------------------------------------------------------
Symantec Corp.(a)                                           11,000       444,950
================================================================================
                                                                         977,925
================================================================================

Telecommunications Equipment-6.14%

Inter-Tel, Inc.                                              8,300       173,553
--------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                     14,800       229,400
--------------------------------------------------------------------------------
QUALCOMM Inc.(a)                                             7,300       265,647
--------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                          11,600       230,028
================================================================================
                                                                         898,628
================================================================================

Wireless Telecommunication Services-4.67%

AT&T Wireless Services Inc.(a)                              24,600       138,990
--------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)                      27,900       322,245
--------------------------------------------------------------------------------
United States Cellular Corp.(a)                              8,900       222,678
================================================================================
                                                                         683,913
================================================================================
    Total Common Stocks & Other Equity Interests (Cost
      $14,331,575)                                                    13,935,782
================================================================================

MONEY MARKET FUNDS-7.43%

STIC Liquid Assets Portfolio(b)                            543,970       543,970
--------------------------------------------------------------------------------
STIC Prime Portfolio(b)                                    543,970       543,970
================================================================================
    Total Money Market Funds (Cost $1,087,940)                         1,087,940
================================================================================
TOTAL INVESTMENTS-102.57% (Cost $15,419,515)                          15,023,722
================================================================================
OTHER ASSETS LESS LIABILITIES-(2.57%)                                   (375,977)
================================================================================
NET ASSETS-100.00%                                                   $14,647,745
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                          AIM V.I. NEW TECHNOLOGY FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $15,419,515)                      $15,023,722
--------------------------------------------------------------------------------
Dividend receivables                                                       2,000
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                 13,799
================================================================================
     Total assets                                                     15,039,521
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  338,611
--------------------------------------------------------------------------------
  Fund shares reacquired                                                  11,890
--------------------------------------------------------------------------------
  Deferred compensation plan                                              13,799
--------------------------------------------------------------------------------
Accrued administrative services fees                                       8,986
--------------------------------------------------------------------------------
Accrued distribution fees -- Series II                                         4
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                1,095
--------------------------------------------------------------------------------
Accrued operating expenses                                                17,391
================================================================================
     Total liabilities                                                   391,776
================================================================================
Net assets applicable to shares outstanding                          $14,647,745
________________________________________________________________________________
================================================================================


NET ASSETS:

Series I                                                             $14,634,445
________________________________________________________________________________
================================================================================
Series II                                                            $    13,300
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                                               6,324,863
________________________________________________________________________________
================================================================================
Series II                                                                  5,751
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                          $      2.31
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                          $      2.31
________________________________________________________________________________
================================================================================


Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends                                                           $      2,999
--------------------------------------------------------------------------------
Dividends from affiliated money market funds                              16,454
================================================================================
    Total investment income                                               19,453
================================================================================

EXPENSES:

Advisory fees                                                            216,332
--------------------------------------------------------------------------------
Administrative services fees                                             101,610
--------------------------------------------------------------------------------
Custodian fees                                                            18,936
--------------------------------------------------------------------------------
Distribution fees -- Series II                                                40
--------------------------------------------------------------------------------
Transfer agent fees                                                        8,738
--------------------------------------------------------------------------------
Trustees' fees                                                             8,736
--------------------------------------------------------------------------------
Other                                                                     15,004
================================================================================
    Total expenses                                                       369,396
================================================================================
Less: Fees waived and expenses reimbursed                                (87,991)
--------------------------------------------------------------------------------
    Expenses paid indirectly                                                 (30)
================================================================================
    Net expenses                                                         281,375
================================================================================
Net investment income (loss)                                            (261,922)
================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                               (9,327,344)
--------------------------------------------------------------------------------
  Option contracts written                                                13,065
================================================================================
                                                                      (9,314,279)
================================================================================
Change in net unrealized appreciation (depreciation) of investment
  securities                                                          (4,612,766)
================================================================================
Net gain (loss) from investment securities and option contracts      (13,927,045)
================================================================================
Net increase (decrease) in net assets resulting from operations     $(14,188,967)
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.
                          AIM V.I. NEW TECHNOLOGY FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                        2002            2001
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                      $   (261,922)   $   (464,860)
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities, foreign currencies and option
    contracts                                         (9,314,279)    (36,564,431)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities and
    foreign currencies                                (4,612,766)      3,697,847
================================================================================
    Net increase (decrease) in net assets
     resulting from operations                       (14,188,967)    (33,331,444)
================================================================================
Distributions to shareholders from net investment
  income:
  Series I                                                    --        (758,754)
--------------------------------------------------------------------------------
Distributions to shareholders from net realized
  gains:
  Series I                                                    --     (19,031,270)
--------------------------------------------------------------------------------
Share transactions-net:
  Series I                                            (5,805,609)     18,425,518
--------------------------------------------------------------------------------
  Series II                                               28,202              --
================================================================================
    Net increase (decrease) in net assets            (19,966,374)    (34,695,950)
================================================================================

NET ASSETS:

  Beginning of year                                   34,614,119      69,310,069
================================================================================
  End of year                                       $ 14,647,745    $ 34,614,119
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $ 68,855,836    $ 74,892,563
--------------------------------------------------------------------------------
  Undistributed net investment income (loss)             (17,374)        (14,772)
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities, foreign currencies and
    option contracts                                 (53,794,924)    (44,480,645)
--------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities and foreign currencies        (395,793)      4,216,973
================================================================================
                                                    $ 14,647,745    $ 34,614,119
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.
                          AIM V.I. NEW TECHNOLOGY FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. New Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

                          AIM V.I. NEW TECHNOLOGY FUND

     The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $87,975.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $101,610 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $6,282 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the period April 2, 2002 (date sales commenced) through December 31, 2002, the Series II shares paid $24 after plan fees reimbursed by AIM Distributors of $16.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $30 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $30.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the

                          AIM V.I. NEW TECHNOLOGY FUND
line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                                           CALL OPTION CONTRACTS
                                                           ---------------------
                                                           NUMBER OF    PREMIUMS
                                                           CONTRACTS    RECEIVED
--------------------------------------------------------------------------------
Beginning of year                                              --       $     --
--------------------------------------------------------------------------------
Written                                                       105         20,422
--------------------------------------------------------------------------------
Closed                                                        (85)       (16,444)
--------------------------------------------------------------------------------
Exercised                                                     (20)        (3,978)
================================================================================
End of year                                                    --       $     --
________________________________________________________________________________
================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                                            2002        2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                           $ --     $   758,754
--------------------------------------------------------------------------------
  Long-term capital gain                                      --      19,031,270
================================================================================
                                                            $ --     $19,790,024
________________________________________________________________________________
================================================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation (depreciation) -- investments               $   (577,675)
--------------------------------------------------------------------------------
Temporary book/tax differences                                           (18,550)
--------------------------------------------------------------------------------
Capital loss carryforward                                            (52,485,468)
--------------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,126,398)
--------------------------------------------------------------------------------
Shares of beneficial interest                                         68,855,836
================================================================================
                                                                    $ 14,647,745
________________________________________________________________________________
================================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales and the treatment of foreign tax on certain stock dividends.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD
------------------------------------------------------------------------------
December 31, 2009                                                 $43,238,949
------------------------------------------------------------------------------
December 31, 2010                                                   9,246,519
==============================================================================
                                                                  $52,485,468
______________________________________________________________________________
==============================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $30,105,274 and $35,292,140, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities           $ 1,070,431
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (1,648,106)
================================================================================
Net unrealized appreciation (depreciation) of investment securities  $  (577,675)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $15,601,397.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses on December 31, 2002, undistributed net investment income (loss) was increased by $259,320 and shares of beneficial interest decreased by $259,320. This reclassification had no effect on the net assets of the Fund.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                   2002                          2001
                         -------------------------    --------------------------
                           SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------
Sold:
  Series I                  966,802    $ 2,977,433       871,432    $  9,872,754
--------------------------------------------------------------------------------
  Series II*                 27,100         76,719            --              --
================================================================================
Issued as reinvestment
  of dividends:
  Series I                       --             --     4,734,455      19,790,024
================================================================================
Reacquired:
  Series I               (2,859,709)    (8,783,042)   (1,127,829)    (11,237,260)
--------------------------------------------------------------------------------
  Series II*                (21,349)       (48,517)           --              --
================================================================================
                         (1,887,156)   $(5,777,407)    4,478,058    $ 18,425,518
________________________________________________________________________________
================================================================================

* Series II shares commenced sales on April 2, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                   SERIES I
                            -------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------
                             2002          2001       2000        1999       1998
                            -------------------------------------------------------
Net asset value, beginning
  of period                 $  4.21       $ 18.53    $ 32.96    $  20.66    $ 18.40
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                    (0.04)(a)     (0.05)      0.20       (0.14)     (0.01)
-----------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)               (1.86)        (8.79)    (11.05)      18.46       3.99
===================================================================================
    Total from investment
     operations               (1.90)        (8.84)    (10.85)      18.32       3.98
===================================================================================
Less distributions:
  Dividends from net
    investment income            --         (0.21)        --          --         --
-----------------------------------------------------------------------------------
  Distributions from net
    realized gains               --         (5.27)     (3.58)      (6.02)     (1.72)
===================================================================================
    Total distributions          --         (5.48)     (3.58)      (6.02)     (1.72)
===================================================================================
Net asset value, end of
  period                    $  2.31       $  4.21    $ 18.53    $  32.96    $ 20.66
___________________________________________________________________________________
===================================================================================
Total return(b)              (45.13)%      (47.47)%   (36.29)%    106.52%     22.11%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $14,634       $34,614    $69,310    $108,428    $69,459
___________________________________________________________________________________
===================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers             1.30%(c)      1.36%      1.31%       1.27%      1.17%
-----------------------------------------------------------------------------------
  Without fee waivers          1.71%(c)      1.49%      1.31%       1.27%      1.18%
===================================================================================
Ratio of net investment
  income (loss) to average
  net assets                  (1.22)%(c)    (1.14)%     0.74%      (0.62)%    (0.04)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate         144%          289%       131%        124%        73%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $21,617,213.

                          AIM V.I. NEW TECHNOLOGY FUND


                                                                     SERIES II
                                                                   -------------
                                                                   APRIL 2, 2002
                                                                   (DATE SALES
                                                                   COMMENCED) TO
                                                                   DECEMBER 31,
                                                                      2002
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  3.69
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.03)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         (1.35)
================================================================================
    Total from investment operations                                    (1.38)
================================================================================
Net asset value, end of period                                        $  2.31
________________________________________________________________________________
================================================================================
Total return(b)                                                        (37.40)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $    13
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                       1.45%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                    1.96%(c)
================================================================================
Ratio of net investment income (loss) to average net assets             (1.37)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                   144%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total return does not reflect charges at the separate account level which if included would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $21,275.

                          AIM V.I. NEW TECHNOLOGY FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. New Technology Fund a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1998 were audited by other auditors whose report dated February 19, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. New Technology Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or period in the four year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                          AIM V.I. NEW TECHNOLOGY FUND

Trustees and Officers

As of January 1, 2003

The address of each trustee and officer of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Interested Persons
-----------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993               Director and Chairman, A I M Management    None
   Trustee, Chairman and                              Group Inc. (financial services holding
   President                                          company); and Director and Vice
                                                      Chairman, AMVESCAP PLC (parent of AIM
                                                      and a global investment management
                                                      firm); formerly, President and Chief
                                                      Executive Officer, A I M Management
                                                      Group Inc.; Director, Chairman and
                                                      President, A I M Advisors, Inc.
                                                      (registered investment advisor);
                                                      Director and Chairman, A I M Capital
                                                      Management, Inc. (registered investment
                                                      advisor), A I M Distributors, Inc.
                                                      (registered broker dealer), A I M Fund
                                                      Services, Inc., (registered transfer
                                                      agent), and Fund Management Company
                                                      (registered broker dealer)
-----------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003               Director, President and Chief Executive    Director, Chairman, President and
   Trustee                                            Officer, A I M Management Group Inc.       Chief Executive Officer, INVESCO
                                                      (financial services holding company);      Bond Funds, Inc., INVESCO
                                                      Director, Chairman and President, A I M    Combination Stock & Bond Funds,
                                                      Advisors, Inc. (registered investment      Inc., INVESCO Counselor Series
                                                      advisor); Director, A I M Capital          Funds, Inc., INVESCO Global and
                                                      Management, Inc. (registered investment    International Funds, Inc., INVESCO
                                                      advisor) and A I M Distributors, Inc.      Manager Series Funds, Inc.,
                                                      (registered broker dealer), Director and   INVESCO Money Market Funds, Inc.,
                                                      Chairman, A I M Fund Services, Inc.        INVESCO Sector Funds, Inc.,
                                                      (registered transfer agent), and Fund      INVESCO Stock Funds, Inc., INVESCO
                                                      Management Company (registered broker      Treasurer's Series Funds, Inc. and
                                                      dealer); and Chief Executive Officer,      INVESCO Variable Investment Funds,
                                                      AMVESCAP PLC -- AIM Division (parent of    Inc.
                                                      AIM and a global investment management
                                                      firm); formerly, Director, Chairman and
                                                      Chief Executive Officer, INVESCO Funds
                                                      Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001               Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc. (registered
   Trustee                                                                                       investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993               Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee                                            (technology consulting company)            and Captaris, Inc. (unified
                                                                                                 messaging provider)
-----------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000               Chairman, Cortland Trust, Inc.             None
   Trustee                                            (registered investment company);
                                                      Director, Magellan Insurance Company;
                                                      Member of Advisor Board of Rotary Power
                                                      International (designer, manufacturer,
                                                      and seller of rotary power engines); and
                                                      Director, The Boss Group (private equity
                                                      group); formerly, Director, President
                                                      and Chief Executive Officer, Volvo Group
                                                      North America, Inc.; Senior Vice
                                                      President, AB Volvo; and director of
                                                      various affiliated Volvo companies
-----------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998               Formerly, Chairman, Mercantile Mortgage    None
   Trustee                                            Corp.; Vice Chairman, President and
                                                      Chief Operating Officer, Mercantile-Safe
                                                      Deposit & Trust Co.; and President,
                                                      Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997               Chief Executive Officer, Twenty First      Administaff
   Trustee                                            Century Group, Inc. (government affairs
                                                      company) and Texana Timber LP
-----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                            Naftalis and Frankel LLP                   investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998               Formerly, Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1993               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1993               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                          AIM V.I. NEW TECHNOLOGY FUND

As of January 1, 2003


The address of each trustee and officer of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Other Officers
-----------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         1993               Director, Chairman and Director of         N/A
   Senior Vice President                              Investments, A I M Capital Management,
                                                      Inc.; Director and Executive Vice
                                                      President, A I M Management Group Inc.;
                                                      Director and Senior Vice President,
                                                      A I M Advisors, Inc.; and Director,
                                                      A I M Distributors, Inc. and AMVESCAP
                                                      PLC; formerly, Chief Executive Officer
                                                      and President A I M Capital Management,
                                                      Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1993               Director, Senior Vice President, General   N/A
   Senior Vice President and                          Counsel and Secretary, A I M Advisors,
   Secretary                                          Inc. and A I M Management Group Inc.;
                                                      Director, Vice President and General
                                                      Counsel, Fund Management Company; and
                                                      Vice President, A I M Fund Services,
                                                      Inc., A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948         1993               Managing Director and Chief Fixed Income   N/A
   Vice President                                     Officer, A I M Capital Management, Inc.;
                                                      and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          1993               Managing Director and Chief Research       N/A
   Vice President                                     Officer -- Fixed income, A I M Capital
                                                      Management, Inc.; and Vice President,
                                                      A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1993               Vice President and Chief Compliance        N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1993               Managing Director and Chief Cash           N/A
   Vice President                                     Management Officer, A I M Capital
                                                      Management, Inc.; Director and
                                                      President, Fund Management Company; and
                                                      Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      1999               Vice President, A I M Advisors, Inc. and   N/A
   Vice President                                     President, Chief Executive Officer and
                                                      Chief Investment Officer, A I M Capital
                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1993               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
(3) Information is current as of January 10, 2003.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  Tait, Weller & Baker
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         1818 Market Street
Houston, TX 77046         Suite 100                 Suite 100                 Suite 2400
                          Houston, TX 77046         Houston, TX 77046         Philadelphia, PA 19103

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT            CUSTODIAN
Foley & Lardner           Kramer, Levin, Naftalis   A I M Fund Services,      State Street Bank and
3000 K N.W., Suite 500    & Frankel LLP             Inc.                      Trust Company
Washington, D.C. 20007    919 Third Avenue          P.O. Box 4739             225 Franklin Street
                          New York, NY 10022        Houston, TX 77210-4739    Boston, MA 02110

                          AIM V.I. NEW TECHNOLOGY FUND

                                                                      APPENDIX V



FUND DATA                                           AIM V.I. NEW TECHNOLOGY FUND

================================================================================

HOLDINGS BY MARKET CAPITALIZATION*
Based on total equity holdings

                                  [PIE CHART]

MID-CAP STOCKS                         24%
SMALL-CAP STOCKS                       36%
LARGE-CAP STOCKS                       40%

TOTAL NUMBER OF HOLDINGS*             102
TOTAL NET ASSETS            $16.6 million

Source: Lipper, Inc.

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (10/18/93)       1.32%
   5 Years                -13.91
   1 Year                   0.35

SERIES II SHARES**
 Inception                  1.09%
   5 Years                -14.08
   1 Year                   0.35

**Series II shares were first offered on 4/2/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 10/18/93) adjusted to reflect Series II 12b-1 fees. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                                 24.24%

SERIES II SHARES                                24.24

S&P 500 INDEX                                   11.75
(Broad Market Index)

PSE TECHNOLOGY 100 INDEX                        22.69
(Style-Specific Index)

LIPPER SCIENCE AND TECHNOLOGY FUND INDEX        22.48
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=======================================================================================================
TOP 10 EQUITY HOLDINGS*                                   TOP 10 INDUSTRIES*
-------------------------------------------------------------------------------------------------------
 1. Dell Computer Corp.                     3.3%         1. Semiconductors                        15.5%

 2. Gilead Sciences, Inc.                   3.2          2. Communications Equipment              11.1

 3. Nextel Communications, Inc.--Class A    2.7          3. Semiconductor Equipment                7.8

 4. Microsoft Corp.                         2.6          4. Systems Software                       6.7

 5. eBay Inc.                               2.6          5. Application Software                   6.7

 6. UTStarcom, Inc.                         2.5          6. Computer Storage & Peripherals         5.7

 7. Analog Devices, Inc.                    1.8          7. Biotechnology                          5.6

 8. Amazon.com, Inc.                        1.8          8. Computer Hardware                      4.8

 9. QUALCOMM Inc.                           1.8          9. Wireless Telecommunication Services    4.6

10. Cisco Systems, Inc.                     1.8         10. Internet Retail                        4.4


*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=======================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o As of 6/30/03, the fund's management team was composed of: Abel Garcia and Warren Tennant. Effective 7/1/03, after the close of the reporting period, William R. Keithler became the fund's manager.

o   AIM V.I. New Technology Fund seeks to provide long-term growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for government approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o   The unmanaged Pacific Stock Exchange Technology 100 Index (PSE Technology
    100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VINTE-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.81%

AEROSPACE & DEFENSE-1.05%

Engineered Support Systems, Inc.                   2,300   $    96,255
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               1,800        78,282
======================================================================
                                                               174,537
======================================================================

APPLICATION SOFTWARE-6.65%

Amdocs Ltd. (United Kingdom)(a)                    9,400       225,600
----------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           3,100        83,700
----------------------------------------------------------------------
Documentum, Inc.(a)                                8,600       169,162
----------------------------------------------------------------------
FileNet Corp.(a)                                   2,600        46,904
----------------------------------------------------------------------
Intuit Inc.(a)                                     1,500        66,795
----------------------------------------------------------------------
Macromedia, Inc.(a)                                6,000       126,240
----------------------------------------------------------------------
Mercury Interactive Corp.(a)                       5,900       227,799
----------------------------------------------------------------------
Verint Systems Inc.(a)                             6,300       160,083
======================================================================
                                                             1,106,283
======================================================================

AUTO PARTS & EQUIPMENT-1.01%

Gentex Corp.(a)                                    5,500       168,355
======================================================================

BIOTECHNOLOGY-5.59%

Charles River Laboratories International,
  Inc.(a)                                          1,800        57,924
----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           9,500       528,010
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      1,400        47,600
----------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        3,000       101,040
----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                      9,400        70,124
----------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                   17,300        84,770
----------------------------------------------------------------------
Trimeris, Inc.(a)                                    900        41,112
======================================================================
                                                               930,580
======================================================================

BROADCASTING & CABLE TV-0.94%

TiVo Inc.(a)                                      12,900       157,122
======================================================================

COMMUNICATIONS EQUIPMENT-11.05%

Advanced Fibre Communications, Inc.(a)             8,300       135,041
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            17,500       292,075
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                            3,800        55,746
----------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                   10,600       239,030
----------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                           12,200       200,446
----------------------------------------------------------------------
QUALCOMM Inc.                                      8,400       300,300
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

SafeNet, Inc.(a)                                   7,200   $   201,456
----------------------------------------------------------------------
UTStarcom, Inc.(a)                                11,700       416,169
======================================================================
                                                             1,840,263
======================================================================

COMPUTER HARDWARE-4.78%

Dell Computer Corp.(a)                            17,400       556,104
----------------------------------------------------------------------
Hewlett-Packard Co.                                7,100       151,230
----------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                          8,300        88,810
======================================================================
                                                               796,144
======================================================================

COMPUTER STORAGE & PERIPHERALS-5.71%

EMC Corp.(a)                                      13,400       140,298
----------------------------------------------------------------------
Hutchinson Technology Inc.(a)                      3,400       111,826
----------------------------------------------------------------------
Imation Corp.                                      3,200       121,024
----------------------------------------------------------------------
Overland Storage, Inc.(a)                          2,100        42,714
----------------------------------------------------------------------
SanDisk Corp.(a)                                   6,200       250,170
----------------------------------------------------------------------
Storage Technology Corp.(a)                        3,300        84,942
----------------------------------------------------------------------
Synaptics Inc.(a)                                  8,900       119,794
----------------------------------------------------------------------
Western Digital Corp.(a)                           7,700        79,310
======================================================================
                                                               950,078
======================================================================

CONSUMER ELECTRONICS-1.36%

Garmin Ltd. (Cayman Islands)(a)                    1,700        67,779
----------------------------------------------------------------------
Harman International Industries, Inc.              2,000       158,280
======================================================================
                                                               226,059
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.32%

Affiliated Computer Services, Inc.-Class A(a)      6,000       274,380
----------------------------------------------------------------------
eSpeed, Inc.-Class A(a)                            4,800        94,848
----------------------------------------------------------------------
Global Payments Inc.                               1,600        56,800
----------------------------------------------------------------------
Paychex, Inc.                                      4,300       126,033
======================================================================
                                                               552,061
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.47%

Daktronics, Inc.(a)                                5,400        88,290
----------------------------------------------------------------------
Itron, Inc.(a)                                     2,600        56,056
----------------------------------------------------------------------
OSI Systems, Inc.(a)                               6,200        99,572
======================================================================
                                                               243,918
======================================================================

                          AIM V.I. NEW TECHNOLOGY FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES-1.13%

Trimble Navigation Ltd.(a)                         8,200   $   188,026
======================================================================

HEALTH CARE EQUIPMENT-2.59%

ALARIS Medical Systems, Inc.(a)                    4,000        51,800
----------------------------------------------------------------------
Boston Scientific Corp.(a)                         4,600       281,060
----------------------------------------------------------------------
Cardiac Science, Inc.(a)                          36,900        98,892
======================================================================
                                                               431,752
======================================================================

HEALTH CARE SERVICES-1.70%

Accredo Health, Inc.(a)                            1,400        30,520
----------------------------------------------------------------------
Dendrite International, Inc.(a)                    3,400        43,792
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            2,900        87,435
----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          1,900       121,220
======================================================================
                                                               282,967
======================================================================

HEALTH CARE SUPPLIES-1.20%

Fisher Scientific International Inc.(a)            4,300       150,070
----------------------------------------------------------------------
ICU Medical, Inc.(a)                               1,600        49,840
======================================================================
                                                               199,910
======================================================================

HOME ENTERTAINMENT SOFTWARE-0.56%

Take-Two Interactive Software, Inc.(a)             1,600        45,344
----------------------------------------------------------------------
THQ Inc.(a)                                        2,700        48,600
======================================================================
                                                                93,944
======================================================================

INTERNET RETAIL-4.39%

Amazon.com, Inc.(a)                                8,300       302,867
----------------------------------------------------------------------
eBay Inc.(a)                                       4,100       427,138
======================================================================
                                                               730,005
======================================================================

INTERNET SOFTWARE & SERVICES-4.03%

Open Text Corp. (Canada)(a)                        1,400        39,550
----------------------------------------------------------------------
United Online, Inc.(a)                             7,800       197,652
----------------------------------------------------------------------
Websense, Inc.(a)                                 14,700       230,202
----------------------------------------------------------------------
Yahoo! Inc.(a)                                     6,200       203,112
======================================================================
                                                               670,516
======================================================================

IT CONSULTING & OTHER SERVICES-1.58%

Anteon International Corp.(a)                      5,500       153,505
----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            4,500       109,620
======================================================================
                                                               263,125
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

PHARMACEUTICALS-2.16%

American Pharmaceutical Partners, Inc.(a)          2,900   $    98,310
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       3,100       169,725
----------------------------------------------------------------------
Mylan Laboratories Inc.                            2,650        92,141
======================================================================
                                                               360,176
======================================================================

SEMICONDUCTOR EQUIPMENT-7.77%

Applied Materials, Inc.(a)                         8,300       131,638
----------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                     25,000       153,000
----------------------------------------------------------------------
Entegris Inc.(a)                                  11,200       150,528
----------------------------------------------------------------------
FormFactor Inc.(a)                                 4,800        84,960
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                2,900       134,821
----------------------------------------------------------------------
Lam Research Corp.(a)                              7,100       129,291
----------------------------------------------------------------------
Novellus Systems, Inc.(a)                          5,100       186,767
----------------------------------------------------------------------
Teradyne, Inc.(a)                                  9,700       167,907
----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          5,200       154,752
======================================================================
                                                             1,293,664
======================================================================

SEMICONDUCTORS-15.52%

Analog Devices, Inc.(a)                            8,700       302,934
----------------------------------------------------------------------
Cree, Inc.(a)                                      5,600        91,168
----------------------------------------------------------------------
Genesis Microchip Inc.(a)                          2,100        28,434
----------------------------------------------------------------------
GlobespanVirata, Inc.(a)                          18,900       155,925
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                8,600       270,298
----------------------------------------------------------------------
Intel Corp.                                       13,800       286,819
----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         7,300       250,901
----------------------------------------------------------------------
Maxim Integrated Products, Inc.                    1,800        61,542
----------------------------------------------------------------------
Microchip Technology Inc.                          9,400       231,522
----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                   2,500        78,000
----------------------------------------------------------------------
Silicon Laboratories Inc.(a)                       9,300       247,752
----------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Switzerland)                                    3,700        76,923
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               20,240       204,019
----------------------------------------------------------------------
Texas Instruments Inc.                            10,600       186,560
----------------------------------------------------------------------
Xilinx, Inc.(a)                                    4,400       111,364
======================================================================
                                                             2,584,161
======================================================================

SYSTEMS SOFTWARE-6.68%

Borland Software Corp.(a)                          8,500        83,045
----------------------------------------------------------------------
Microsoft Corp.                                   16,800       430,248
----------------------------------------------------------------------
Oracle Corp.(a)                                   13,800       165,876
----------------------------------------------------------------------

                          AIM V.I. NEW TECHNOLOGY FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                  6,600   $   289,476
----------------------------------------------------------------------
VERITAS Software Corp.(a)                          5,000       143,350
======================================================================
                                                             1,111,995
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.57%

AT&T Wireless Services Inc.(a)                    30,300       248,763
----------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)            25,200       455,616
----------------------------------------------------------------------
United States Cellular Corp.(a)                    2,200        55,990
======================================================================
                                                               760,369
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $12,839,045)                          16,116,010
======================================================================

MONEY MARKET FUNDS-3.47%

STIC Liquid Assets Portfolio(b)                  288,836       288,836
----------------------------------------------------------------------
STIC Prime Portfolio(b)                          288,836       288,836
======================================================================
    Total Money Market Funds (Cost $577,672)                   577,672
======================================================================
TOTAL INVESTMENTS-100.28% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $13,416,717)                16,693,682
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-24.10%

STIC Liquid Assets Portfolio(b)(c)             2,005,674   $ 2,005,674
----------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     2,005,674     2,005,674
======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,011,348)                                      4,011,348
======================================================================
TOTAL INVESTMENTS-124.38% (Cost $17,428,065)                20,705,030
======================================================================
OTHER ASSETS LESS LIABILITIES-(24.38%)                      (4,058,380)
======================================================================
NET ASSETS-100.00%                                         $16,646,650
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $17,428,065)*                                  $ 20,705,030
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                        138
-------------------------------------------------------------
  Dividends                                             1,211
-------------------------------------------------------------
Investment for deferred compensation plan              15,839
=============================================================
     Total assets                                  20,722,218
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               26,612
-------------------------------------------------------------
  Deferred compensation plan                           15,839
-------------------------------------------------------------
  Collateral upon return of securities loaned       4,011,348
-------------------------------------------------------------
Accrued administrative services fees                    8,904
-------------------------------------------------------------
Accrued distribution fees -- Series II                     12
-------------------------------------------------------------
Accrued transfer agent fees                               492
-------------------------------------------------------------
Accrued operating expenses                             12,361
=============================================================
     Total liabilities                              4,075,568
=============================================================
Net assets applicable to shares outstanding      $ 16,646,650
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 67,569,383
-------------------------------------------------------------
Undistributed net investment income (loss)            (85,534)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (54,114,164)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities                                        3,276,965
=============================================================
                                                 $ 16,646,650
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 16,600,172
_____________________________________________________________
=============================================================
Series II                                        $     46,478
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            5,778,909
_____________________________________________________________
=============================================================
Series II                                              16,204
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       2.87
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       2.87
_____________________________________________________________
=============================================================


* At June 30, 2003, securities with an aggregate market value of $3,933,446 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $775)                                           $    9,730
------------------------------------------------------------
Dividends from affiliated money market funds           3,953
------------------------------------------------------------
Security lending income                               13,806
============================================================
    Total investment income                           27,489
============================================================

EXPENSES:

Advisory fees                                         73,608
------------------------------------------------------------
Administrative services fees                          41,871
------------------------------------------------------------
Custodian fees                                        10,896
------------------------------------------------------------
Distribution fees -- Series II                            31
------------------------------------------------------------
Transfer agent fees                                    2,979
------------------------------------------------------------
Trustees' fees                                         4,571
------------------------------------------------------------
Professional fees                                      8,327
------------------------------------------------------------
Other                                                  6,023
============================================================
    Total expenses                                   148,306
============================================================
Less: Fees waived and expenses paid indirectly       (52,657)
============================================================
    Net expenses                                      95,649
============================================================
Net investment income (loss)                         (68,160)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (319,240)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            3,672,758
============================================================
Net gain from investment securities                3,353,518
============================================================
Net increase in net assets resulting from
  operations                                      $3,285,358
____________________________________________________________
============================================================

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (68,160)   $   (261,922)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                             (319,240)     (9,314,279)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       3,672,758      (4,612,766)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 3,285,358     (14,188,967)
=========================================================================================
Share transactions-net:
  Series I                                                     (1,313,159)     (5,805,609)
-----------------------------------------------------------------------------------------
  Series II                                                        26,706          28,202
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,286,453)     (5,777,407)
=========================================================================================
    Net increase (decrease) in net assets                       1,998,905     (19,966,374)
=========================================================================================

NET ASSETS:

  Beginning of period                                          14,647,745      34,614,119
=========================================================================================
  End of period                                               $16,646,650    $ 14,647,745
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. New Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset

                          AIM V.I. NEW TECHNOLOGY FUND
     value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of each committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $52,642.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $41,871 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $3,404 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit total expenses of Series II shares to 1.45%.

                          AIM V.I. NEW TECHNOLOGY FUND

Pursuant to the Plan for the six months ended June 30, 2003, the Series II shares paid $19 after AIM Distributors waived Plan fees of $12.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,367 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 and reductions in custodian fees of $2 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $3,933,446 were on loan to brokers. The loans were secured by cash collateral of $4,011,348 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $13,806 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                              $43,238,949
-----------------------------------------------------------
December 31, 2010                                9,246,519
===========================================================
Total capital loss carryforward                $52,485,468
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $7,078,505 and $8,250,619, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $3,522,162
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (334,544)
============================================================
Net unrealized appreciation of investment
  securities                                      $3,187,618
____________________________________________________________
============================================================
Cost of investments for tax purposes is $17,517,412.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                    JUNE 30, 2003              DECEMBER 31, 2002
                                                              -------------------------    -------------------------
                                                                SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       519,965    $ 1,304,640       966,802    $ 2,977,433
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                      11,821         29,945        27,100         76,719
====================================================================================================================
Reacquired:
  Series I                                                    (1,065,919)    (2,617,799)   (2,859,709)    (8,783,042)
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,368)        (3,239)      (21,349)       (48,517)
====================================================================================================================
                                                                (535,501)   $(1,286,453)   (1,887,156)   $(5,777,407)
____________________________________________________________________________________________________________________
====================================================================================================================

* Series II shares commenced sales on April 2, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED DECEMBER 31,
                                                          JUNE 30,        -------------------------------------------------------
                                                            2003           2002          2001       2000        1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  2.31         $  4.21       $ 18.53    $ 32.96    $  20.66    $ 18.40
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.01)(a)       (0.04)(a)     (0.05)      0.20       (0.14)     (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.57           (1.86)        (8.79)    (11.05)      18.46       3.99
=================================================================================================================================
    Total from investment operations                         0.56           (1.90)        (8.84)    (10.85)      18.32       3.98
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --              --         (0.21)        --          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --              --         (5.27)     (3.58)      (6.02)     (1.72)
=================================================================================================================================
    Total distributions                                        --              --         (5.48)     (3.58)      (6.02)     (1.72)
=================================================================================================================================
Net asset value, end of period                            $  2.87         $  2.31       $  4.21    $ 18.53    $  32.96    $ 20.66
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             24.24%         (45.13)%      (47.47)%   (36.29)%    106.52%     22.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $16,600         $14,634       $34,614    $69,310    $108,428    $69,459
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.30%(c)        1.30%         1.36%      1.31%       1.27%      1.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.01%(c)        1.71%         1.49%      1.31%       1.27%      1.18%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.93)(c)       (1.22)%       (1.14)%     0.74%      (0.62)%    (0.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     50%            144%          289%       131%        124%        73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $14,818,970.
(d)  Not annualized for periods less than one year.

                          AIM V.I. NEW TECHNOLOGY FUND

                                                                        SERIES II
                                                              ------------------------------
                                                                               APRIL 2, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  2.31            $  3.69
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)          (0.03)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.57              (1.35)
============================================================================================
    Total from investment operations                              0.56              (1.38)
============================================================================================
Net asset value, end of period                                 $  2.87            $  2.31
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  24.24%            (37.40)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $    46            $    13
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.45%(c)           1.45%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             2.26%(c)           1.96%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (1.08)(c)          (1.37)(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          50%               144%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $24,665.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                          AIM V.I. NEW TECHNOLOGY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046





                          AIM V.I. NEW TECHNOLOGY FUND

                                                                     APPENDIX VI

                         AIM V.I. GLOBAL UTILITIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BEAR MARKET PERSISTS THROUGHOUT FISCAL YEAR
As the bear market for stocks extended through a third year, all 10 industry sectors of the S&P 500 index posted negative returns for the year. Unfortunately, the utilities and telecommunications sectors suffered some of the worst damage--only information technology fared worse--and as a sector fund, AIM V.I. Global Utilities Fund was required to keep at least 80% of assets in the sector indicated by its name. The fund's results felt the impact. The fund's total returns for the year ended December 31, 2002 were -25.53% for Series I shares and -25.65% for Series II shares.* The average utility fund, as measured by the Lipper Utility Fund Index, returned -22.70%, while the fund's broad-market index, the S&P 500, returned -22.09%.

RELEVANT MARKET CONDITIONS
Concerns about corporate accounting practices, anemic company earnings, mixed economic signals, and the possibility of terrorism and war weighed heavily on investors' minds for much of the year. Except for scattered short-lived rallies, key stock market indexes continued declining, reaching their lowest levels in about five years in early October. After rebounding, the market turned downward again in December.
    For the year, value stocks fared better than growth stocks, and mid- and small-cap stocks held up better than large-cap stocks, but all of these market segments sustained losses. The consumer staples and materials sectors sustained the most modest losses; information technology, telecommunications and utilities sustained the deepest.
    Additional factors made the year difficult for utilities in particular. The most intractable was weak prices for electricity. Mild weather reduced power usage for residential heating and cooling and economic slack undercut commercial demand.
    Deregulation, introduced to drive down consumer prices by encouraging competition, cut deeply into revenues for both utilities and telecommunications firms.
    Another factor that made the year difficult for electric utilities was that many were downgraded by credit rating services, a reflection of deteriorating fundamentals. The fund held a few of them, but when buying equities we focus on the ratings of their underlying debt as a measure of quality, and the great majority of our stocks retained investment-grade ratings.
    The rising price of oil enabled many of our energy stocks to contribute positively, but they were more than outweighed by the poor performance of the utility sector. Companies operating in deregulated energy markets were the poorest performers. While we had very few holdings in this area, our position in Reliant Resources detracted from performance.
    This year, the malfeasance of certain high-profile energy traders cast suspicion on every company even remotely associated with energy trading, even firms whose own behavior was honorable. Alarmed, investors avoided the whole sector for several months, and equity valuations plunged. Finally, in the fourth quarter, the sector did rebound.
    During the fourth quarter, the stock market rebounded, though not enough to offset the damage of the previous three quarters. Additionally, power usage increased due to colder weather in the Northeast and an uptick in business activity, increasing revenue for power producers. This boost enabled top-10 holdings Southern Company, FPL Group and Pinnacle West to contribute positively to the fund.

PORTFOLIO COMPOSITION
As of 12/31/02, based on total net assets

===================================================================================================================================
TOP 10 EQUITY HOLDINGS                         TOP 10 INDUSTRIES                                     TOP COUNTRIES
-----------------------------------------------------------------------------------------------------------------------------------
1.  FPL Group, Inc.                     5.1%   1.  Electric Utilities                       49.5%    1.  United States        79.8%
2.  Pinnacle West Capital Corp.         4.8    2.  Multi-Utilities & Unregulated Power      15.9     2.  United Kingdom        8.4
3.  Energy East Corp.                   4.6    3.  Integrated Telecommunication Services    10.9     3.  Spain                 3.4
4.  DTE Energy Co.                      4.4    4.  Gas Utilities                            10.5     4.  Italy                 3.3
5.  NiSource Inc.                       3.9    5.  Water Utilities                           2.5     5.  France                2.1
6.  Southern Co. (The)                  3.8    6.  Wireless Telecommunication Services       1.6     6.  Germany               1.5
7.  Verizon Communications Inc.         3.1    7.  Diversified Metals & Mining               1.2     7.  Greece                0.8
8.  Sempra Energy                       2.6    8.  Industrial Conglomerates                  1.0     8.  Brazil                0.7
9.  Kelda Group PLC (United Kingdom)    2.5    9.  Integrated Oil & Gas                      0.5
10. BellSouth Corp.                     2.5    10. Broadcasting & Cable TV                   0.5

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

                         AIM V.I. GLOBAL UTILITIES FUND

================================================================================
RESULTS OF A $10,000 INVESTMENT
5/2/94--12/31/02
Index data from 4/30/94-12/31/02

                                  [LINE CHART]

Source: Lipper, Inc.


INDEX PERFORMANCE     VI GLOBAL UTILITIES -
IS FROM 04/30/1994    SERIES I                S&P 500    LIPPER UTILITY FUND IX

       5/2/1994              10000              10000          10000
      5/31/1994               9930              10163           9730
      6/30/1994               9660               9914           9516
      7/31/1994               9920              10239           9848
      8/31/1994              10000              10658           9929
      9/30/1994               9809              10398           9695
     10/31/1994               9921              10631           9777
     11/30/1994               9647              10244           9583
     12/31/1994               9708              10395           9593
      1/31/1995               9944              10665           9938
      2/28/1995              10036              11080          10030
      3/31/1995              10000              11406          10022
      4/30/1995              10259              11742          10241
      5/31/1995              10756              12210          10649
      6/30/1995              10828              12494          10677
      7/31/1995              11014              12907          10814
      8/31/1995              11097              12939          10940
      9/30/1995              11563              13485          11415
     10/31/1995              11625              13437          11509
     11/30/1995              11811              14025          11734
     12/31/1995              12302              14296          12193
      1/31/1996              12440              14782          12409
      2/29/1996              12292              14920          12208
      3/31/1996              12377              15063          12147
      4/30/1996              12419              15284          12173
      5/31/1996              12482              15677          12240
      6/30/1996              12736              15737          12589
      7/31/1996              12281              15041          12017
      8/31/1996              12430              15358          12189
      9/30/1996              12652              16222          12305
     10/31/1996              13138              16669          12729
     11/30/1996              13656              17928          13217
     12/31/1996              13788              17573          13333
      1/31/1997              14029              18669          13586
      2/28/1997              13952              18817          13612
      3/31/1997              13666              18045          13201
      4/30/1997              13821              19121          13321
      5/31/1997              14502              20289          13949
      6/30/1997              14908              21192          14375
      7/31/1997              15414              22877          14736
      8/31/1997              14974              21596          14276
      9/30/1997              15754              22777          15100
     10/31/1997              15502              22016          14970
     11/30/1997              16129              23036          15942
     12/31/1997              16772              23432          16760
      1/31/1998              16937              23690          16676
      2/28/1998              17463              25398          17166
      3/31/1998              18562              26698          18423
      4/30/1998              18396              26970          18038
      5/31/1998              17891              26506          17789
      6/30/1998              18331              27583          18139
      7/31/1998              18309              27290          17893
      8/31/1998              16606              23347          16728
      9/30/1998              17420              24843          17951
     10/31/1998              17848              26861          18372
     11/30/1998              18353              28488          18839
     12/31/1998              19535              30129          19843
       01/31/99              19738              31389          19754
       02/28/99              19142              30412          19126
       03/31/99              19108              31629          19105
       04/30/99              20144              32853          20377
       05/31/99              20514              32078          20899
       06/30/99              20908              33852          21187
       07/31/99              21245              32799          21130
       08/31/99              20750              32635          20511
       09/30/99              20727              31741          20468
       10/31/99              22078              33750          21546
       11/30/99              23688              34435          21693
       12/31/99              26092              36460          22725
       01/31/00              26494              34629          23144
       02/29/00              30293              33975          23211
       03/31/00              30351              37298          24339
       04/30/00              27030              36175          23368
       05/31/00              25863              35433          23125
       06/30/00              27396              36305          23099
       07/31/00              26413              35739          22993
       08/31/00              27604              37958          24614
       09/30/00              27855              35954          25407
       10/31/00              26618              35803          24741
       11/30/00              24364              32982          23444
       12/31/00              25497              33143          24673
       01/31/01              24905              34320          24046
       02/28/01              24048              31193          23548
       03/31/01              23555              29219          23047
       04/30/01              24700              31486          24321
       05/31/01              24122              31697          23789
       06/30/01              22327              30927          22302
       07/31/01              21341              30624          21604
       08/31/01              20376              28710          20833
       09/30/01              18809              26393          19560
       10/31/01              18653              26897          19114
       11/30/01              18267              28960          19014
       12/31/01              18376              29215          19404
       01/31/02              17360              28788          18372
       02/28/02              17251              28233          17858
       03/31/02              18567              29294          18983
       04/30/02              17780              27519          18246
       05/31/02              16912              27318          17664
       06/30/02              15583              25373          16528
       07/31/02              13671              23396          14761
       08/31/02              13916              23549          15083
       09/30/02              12438              20991          13709
       10/31/02              13062              22836          14309
       11/30/02              13470              24179          14860
       12/31/02              13685              22760          14997

Past performance cannot guarantee comparable future results.

This chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

================================================================================

                                  FUND RETURNS

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/02

SERIES I SHARES
INCEPTION (5/2/94)                 3.69%
   5 YEARS                        -3.99
   1 YEAR                       - 25.53

SERIES II SHARES*
INCEPTION                          3.44%
   5 YEARS                        -4.21
   1 YEAR                        -25.65

*Performance shown for periods prior to the inception date of the Series II class of shares (inception date 3/26/02) reflects the historical results of the Series I class (inception date 5/2/94), adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.
    AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect expenses and fees at the separate-account level. These expenses and fees, which are determined by the product issuers, will vary and will lower the total return.
    Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
    AIM V.I. Global Utilities Fund seeks to achieve a high total return by investing in securities of domestic and foreign utility companies.
    The unmanaged Lipper Utility Fund Index represents an average of the 30 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.
    International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.
    Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
    In the management discussion and in the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
    DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

    The telecommunications sector, after struggling for several quarters, was the broad market's top performer in the fourth-quarter rebound. The performance of top-10 holdings Verizon Communications and BellSouth climbed into positive numbers for the year.

FUND STRATEGIES AND TECHNIQUES
In such a deplorable market, few truly positive options existed for a utilities fund. We divested our holdings in Dynegy and El Paso, two energy marketing and trading firms that were detracting from the fund's performance. To minimize the negative impact of deregulation, we placed more assets in holdings that do a larger part of their business in regulated markets (where prices are more stable), taking the opportunity to buy stocks of such firms while their stocks were at historically low valuations.

IN CLOSING
After the fourth-quarter rebound and the change in weather and business conditions, the situation for utilities appeared greatly improved, though in ways not immune to further change.
    On the horizon: Additional electric capacity is scheduled to become available in 2003. Regulated utilities typically hold up better, since non-regulated companies are more vulnerable to falling prices, so we will focus on seeking out the best regulated utilities.
    The U.S. economy and the stock market have always recovered from economic downturns, but the timing has always been impossible to predict, and remains so. We continue to urge our investors to maintain a long-term focus and to remain well diversified to combat risk.

                            PORTFOLIO MANAGEMENT TEAM
                                 AS OF 12/31/02

                                ROBERT G. ALLEY

                               CLAUDE C. CODY IV

                                 JAN H. FRIEDLI

                                 CRAIG A. SMITH

                                MEGGAN M. WALSH

Schedule of Investments

December 31, 2002


                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-72.13%

Diversified Metals & Mining-1.21%

Peabody Energy Corp.                                 8,700   $   254,301
========================================================================

Electric Utilities-44.19%

American Electric Power Co., Inc.                    8,000       218,640
------------------------------------------------------------------------
CenterPoint Energy, Inc.                            29,100       247,350
------------------------------------------------------------------------
Cinergy Corp.                                        6,300       212,436
------------------------------------------------------------------------
CMS Energy Corp.                                    25,300       238,832
------------------------------------------------------------------------
Consolidated Edison, Inc.                            9,200       393,944
------------------------------------------------------------------------
Constellation Energy Group, Inc.                    12,300       342,186
------------------------------------------------------------------------
Dominion Resources, Inc.                             4,000       219,600
------------------------------------------------------------------------
DTE Energy Co.                                      20,000       928,000
------------------------------------------------------------------------
Edison International(a)                              7,200        85,320
------------------------------------------------------------------------
Entergy Corp.                                        8,800       401,192
------------------------------------------------------------------------
Exelon Corp.                                         5,200       274,404
------------------------------------------------------------------------
FirstEnergy Corp.                                   13,000       428,610
------------------------------------------------------------------------
FPL Group, Inc.                                     17,700     1,064,301
------------------------------------------------------------------------
Northeast Utilities                                 18,000       273,060
------------------------------------------------------------------------
OGE Energy Corp.                                    15,000       264,000
------------------------------------------------------------------------
PG&E Corp.(a)                                       10,200       141,780
------------------------------------------------------------------------
Pinnacle West Capital Corp.                         29,800     1,015,882
------------------------------------------------------------------------
PPL Corp.                                           10,700       371,076
------------------------------------------------------------------------
Progress Energy, Inc.                                5,000       216,750
------------------------------------------------------------------------
Public Service Enterprise Group Inc.                 8,500       272,850
------------------------------------------------------------------------
Puget Energy, Inc.                                  13,500       297,675
------------------------------------------------------------------------
Southern Co. (The)                                  28,300       803,437
------------------------------------------------------------------------
TXU Corp.                                           11,600       216,688
------------------------------------------------------------------------
Wisconsin Energy Corp.                               8,400       211,680
------------------------------------------------------------------------
Xcel Energy, Inc.                                   14,150       155,650
========================================================================
                                                               9,295,343
========================================================================

Gas Utilities-9.95%

KeySpan Corp.                                        8,000       281,920
------------------------------------------------------------------------
Kinder Morgan, Inc.                                  5,000       211,350
------------------------------------------------------------------------
NiSource Inc.                                       40,800       816,000
------------------------------------------------------------------------
Peoples Energy Corp.                                 6,000       231,900
------------------------------------------------------------------------
Sempra Energy                                       23,300       551,045
========================================================================
                                                               2,092,215
========================================================================

Industrial Conglomerates-0.97%

General Electric Co.                                 8,400       204,540
========================================================================

Integrated Telecommunication Services-6.93%

BellSouth Corp.                                     20,200       522,574
------------------------------------------------------------------------
SBC Communications Inc.                             10,500       284,655
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

Integrated Telecommunication Services-(Continued)

Verizon Communications Inc.                         16,786   $   650,457
========================================================================
                                                               1,457,686
========================================================================

Multi-Utilities & Unregulated Power-8.88%

Aquila, Inc.(a)                                     31,654        56,027
------------------------------------------------------------------------
Duke Energy Corp.                                   18,344       358,442
------------------------------------------------------------------------
Energy East Corp.                                   43,500       960,915
------------------------------------------------------------------------
Equitable Resources, Inc.                            3,000       105,120
------------------------------------------------------------------------
MDU Resources Group, Inc.                            4,100       105,821
------------------------------------------------------------------------
Mirant Corp.(a)                                     26,064        49,261
------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.            3,200        53,120
------------------------------------------------------------------------
ONEOK, Inc.                                          5,500       105,600
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                          22,948        73,434
========================================================================
                                                               1,867,740
========================================================================
    Total Domestic Stocks (Cost $17,599,412)                  15,171,825
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-17.80%

Brazil-0.67%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                              50,200       141,062
========================================================================

France-2.11%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                            19,000       329,895
------------------------------------------------------------------------
Total Fina Elf S.A. (Integrated Oil & Gas)             800       114,297
========================================================================
                                                                 444,192
========================================================================

Germany-1.52%

E.ON A.G. (Electric Utilities)                       7,920       319,674
========================================================================

Greece-0.80%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01-12/27/02; Cost
  $140,316)(b)(c)                                   12,100       167,666
========================================================================

Italy-3.29%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99-09/07/01; Cost
  $453,977)(b)                                      50,000       221,497
------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01-12/27/02; Cost
  $89,330)(b)                                       33,900       115,656
------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                       70,400       355,471
========================================================================
                                                                 692,624
========================================================================

Spain-3.39%

Endesa, S.A. (Electric Utilities)                   35,100       410,835
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                    33,705       301,807
========================================================================
                                                                 712,642
========================================================================

United Kingdom-6.02%

Kelda Group PLC (Water Utilities)                   76,474       522,610
------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND


                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
United Kingdom-(Continued)

National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                                26,813   $   197,280
------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                                21,600       217,238
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                      150,394       274,515
------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                        3,000        54,360
========================================================================
                                                               1,266,003
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $5,098,958)                              3,743,863
========================================================================

                                                PRINCIPAL
                                                 AMOUNT

U.S. DOLLAR DENOMINATED BONDS & NOTES-1.84%

Broadcasting & Cable TV-0.49%

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $   100,000       102,402
========================================================================

Computer Hardware-0.13%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $440,425)(b)(c)(d)                               527,000        27,931
========================================================================

Electric Utilities-0.36%

Arizona Public Service Co., SLOBS, 8.00%,
  12/30/15                                          75,000        76,562
========================================================================

Integrated Telecommunication Services-0.86%

AT&T Broadband Corp., Unsec. Gtd. Notes,
  8.38%, 03/15/13                              $   159,000   $   180,543
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $777,460)                                      387,438
========================================================================

                                                PRINCIPAL      MARKET
                                                AMOUNT(E)       VALUE
------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS-2.38%

United Kingdom-2.38%

National Grid Co. PLC (Multi-Utilities &
  Unregulated Power), Conv. Bonds, 4.25%,
  02/17/08 (Acquired 02/05/98; Cost
  $397,800)(b)                                 GBP 240,000   $   441,146
------------------------------------------------------------------------
National Grid Co. PLC-Series RG
  (Multi-Utilities & Unregulated Power),
  Conv. Bonds 4.25%, 02/17/08                   GBP 32,000        58,820
========================================================================
    Total Non-U.S. Dollar Denominated Bonds
      (Cost $453,924)                                            499,966
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-7.49%

STIC Liquid Assets Portfolio(f)                    788,445       788,445
------------------------------------------------------------------------
STIC Prime Portfolio(f)                            788,445       788,445
========================================================================
    Total Money Market Funds (Cost
      $1,576,890)                                              1,576,890
========================================================================
TOTAL INVESTMENTS-101.64% (Cost $25,506,644)                  21,379,982
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.64%)                           (345,483)
========================================================================
NET ASSETS-100.00%                                           $21,034,499
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
SLOBS  - Secured Lease Obligation Securities
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $973,896, which represented 4.63% of the Fund's net assets. Of these securities, 2.23% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                         AIM V.I. GLOBAL UTILITIES FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $25,506,644)                                   $21,379,982
------------------------------------------------------------
Foreign currencies, at value (cost $53,223)           56,386
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,143,840
------------------------------------------------------------
  Fund shares sold                                     1,546
------------------------------------------------------------
  Dividends and interest                              59,722
------------------------------------------------------------
Investment for deferred compensation plan             30,831
============================================================
    Total assets                                  22,672,307
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,559,547
------------------------------------------------------------
  Fund shares reacquired                              11,275
------------------------------------------------------------
  Deferred compensation plan                          30,831
------------------------------------------------------------
Accrued administrative services fees                   8,125
------------------------------------------------------------
Accrued distribution fees -- Series II                    37
------------------------------------------------------------
Accrued transfer agent fees                            3,718
------------------------------------------------------------
Accrued operating expenses                            24,275
============================================================
    Total liabilities                              1,637,808
============================================================
Net assets applicable to shares outstanding      $21,034,499
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $20,923,137
____________________________________________________________
============================================================
Series II                                        $   111,362
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           2,149,472
____________________________________________________________
============================================================
Series II                                             11,452
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      9.73
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      9.72
____________________________________________________________
============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,531)                                        $   979,924
-------------------------------------------------------------
Dividends from affiliated money market funds           38,938
-------------------------------------------------------------
Interest                                               82,298
=============================================================
    Total investment income                         1,101,160
=============================================================

EXPENSES:

Advisory fees                                         180,490
-------------------------------------------------------------
Administrative services fees                           93,944
-------------------------------------------------------------
Custodian fees                                         16,017
-------------------------------------------------------------
Distribution fee -- Series II                              56
-------------------------------------------------------------
Transfer agent fees                                    10,802
-------------------------------------------------------------
Trustees' fees                                          8,768
-------------------------------------------------------------
Other                                                  29,242
=============================================================
    Total expenses                                    339,319
=============================================================
Less: Fees waived and expenses reimbursed                (521)
-------------------------------------------------------------
    Expenses paid indirectly                             (212)
=============================================================
    Net expenses                                      338,586
=============================================================
Net investment income                                 762,574
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (6,753,541)
-------------------------------------------------------------
  Foreign currencies                                   10,816
-------------------------------------------------------------
  Option contracts written                             78,521
=============================================================
                                                   (6,664,204)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (2,995,894)
-------------------------------------------------------------
  Foreign currencies                                    1,337
=============================================================
                                                   (2,994,557)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts          (9,658,761)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                       $(8,896,187)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                         AIM V.I. GLOBAL UTILITIES FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    762,574    $    720,613
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (6,664,204)     (4,732,808)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,994,557)    (10,714,354)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (8,896,187)    (14,726,549)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (735,979)       (529,849)
------------------------------------------------------------------------------------------
  Series II                                                         (3,622)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                              --      (3,464,881)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (6,268,289)      6,014,370
------------------------------------------------------------------------------------------
  Series II                                                        109,263              --
==========================================================================================
    Net increase (decrease) in net assets                      (15,794,814)    (12,706,909)
==========================================================================================

NET ASSETS:

  Beginning of year                                             36,829,313      49,536,222
==========================================================================================
  End of year                                                 $ 21,034,499    $ 36,829,313
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 35,858,835    $ 42,018,070
------------------------------------------------------------------------------------------
  Undistributed net investment income                              719,994         694,877
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (11,418,450)     (4,752,311)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (4,125,880)     (1,131,323)
==========================================================================================
                                                              $ 21,034,499    $ 36,829,313
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.
                         AIM V.I. GLOBAL UTILITIES FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the

                         AIM V.I. GLOBAL UTILITIES FUND
     fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%, which may be terminated or modified at any time. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $509.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $93,944 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $6,152 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $44 after plan fees reimbursed by AIM Distributors of $12.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $212 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $212.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to

                         AIM V.I. GLOBAL UTILITIES FUND
the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                          --     $     --
----------------------------------------------------------
Written                                 1,696      107,507
----------------------------------------------------------
Closed                                    (76)      (5,560)
----------------------------------------------------------
Exercised                                (240)     (27,314)
----------------------------------------------------------
Expired                                (1,380)     (74,633)
==========================================================
End of year                                --     $     --
__________________________________________________________
==========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002         2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                         $739,601    $2,521,868
--------------------------------------------------------------
Long-term capital gain                        --     1,472,862
==============================================================
                                        $739,601    $3,994,730
______________________________________________________________
==============================================================

Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $    765,386
-------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                    (4,212,896)
-------------------------------------------------------------
Temporary book/tax differences                        (41,273)
-------------------------------------------------------------
Capital loss carryforward                         (11,289,222)
-------------------------------------------------------------
Post-October capital loss deferral                    (46,331)
-------------------------------------------------------------
Shares of beneficial interest                      35,858,835
=============================================================
                                                 $ 21,034,499
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and other differences. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $782.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                   CAPITAL LOSS
EXPIRATION         CARRYFORWARD
-------------------------------
December 31, 2009  $ 3,082,903
-------------------------------
December 31, 2010    8,206,319
===============================
                   $11,289,222
_______________________________
===============================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $13,772,910 and $17,720,574, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $ 1,507,699
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (5,721,377)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(4,213,678)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $25,593,660.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization and foreign currency transactions on December 31, 2002, undistributed net investment income was increased by $2,144, undistributed net realized gains decreased by $1,935 and shares of beneficial interest decreased by $209. This reclassification had no effect on the net assets of the Fund.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                       2002                        2001
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     192,882    $ 2,309,033     732,845    $ 13,569,191
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                    11,365        108,344          --              --
=================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                      77,066        735,979     304,477       3,994,730
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                       380          3,622          --              --
=================================================================================================================
Reacquired:
  Series I                                                    (838,194)    (9,313,301)   (660,993)    (11,549,551)
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                      (293)        (2,703)         --              --
=================================================================================================================
                                                              (556,794)   $(6,159,026)    376,329    $  6,014,370
_________________________________________________________________________________________________________________
=================================================================================================================

* Series II shares commenced sales on March 26, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          SERIES I
                                                                ------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------
                                                                 2002          2001          2000       1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 13.55       $ 21.16       $ 22.80    $ 17.36       $ 15.26
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.31(a)       0.29(a)(b)    0.29(a)    0.32(a)       0.35
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (3.78)        (6.25)        (0.80)      5.49          2.15
============================================================================================================================
    Total from investment operations                              (3.47)        (5.96)        (0.51)      5.81          2.50
============================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.35)        (0.22)        (0.23)     (0.37)        (0.28)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         (1.43)        (0.90)        --         (0.12)
============================================================================================================================
    Total distributions                                           (0.35)        (1.65)        (1.13)     (0.37)        (0.40)
============================================================================================================================
Net asset value, end of period                                  $  9.73       $ 13.55       $ 21.16    $ 22.80       $ 17.36
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                  (25.53)%      (27.93)%       (2.28)%    33.56%        16.49%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $20,923       $36,829       $49,536    $39,772       $28,134
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                            1.22%(d)      1.07%         1.10%      1.14%         1.11%
============================================================================================================================
Ratio of net investment income to average net assets               2.75%(d)      1.59%(b)      1.23%      1.72%         2.46%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                              54%           32%           50%        45%           32%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.63%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $27,745,269.

                         AIM V.I. GLOBAL UTILITIES FUND


                                                                  SERIES II
                                                                --------------
                                                                MARCH 26, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                   2002
------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 13.54
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.19(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (3.66)
==============================================================================
    Total from investment operations                                 (3.47)
==============================================================================
Less distributions from net investment income                        (0.35)
==============================================================================
Net asset value, end of period                                     $  9.72
______________________________________________________________________________
==============================================================================
Total return(b)                                                     (25.55)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   111
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                         1.45%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                      1.51%(c)
==============================================================================
Ratio of net investment income to average net assets                  2.52%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                 54%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $29,138.

                         AIM V.I. GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds



We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                         AIM V.I. GLOBAL UTILITIES FUND

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Interested Persons
-----------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993               Director and Chairman, A I M Management    None
   Trustee, Chairman and                              Group Inc. (financial services holding
   President                                          company); and Director and Vice
                                                      Chairman, AMVESCAP PLC (parent of AIM
                                                      and a global investment management
                                                      firm); formerly, President and Chief
                                                      Executive Officer, A I M Management
                                                      Group Inc.; Director, Chairman and
                                                      President, A I M Advisors, Inc.
                                                      (registered investment advisor);
                                                      Director and Chairman, A I M Capital
                                                      Management, Inc. (registered investment
                                                      advisor), A I M Distributors, Inc.
                                                      (registered broker dealer), A I M Fund
                                                      Services, Inc., (registered transfer
                                                      agent), and Fund Management Company
                                                      (registered broker dealer)
-----------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003               Director, President and Chief Executive    Director, Chairman, President and
   Trustee                                            Officer, A I M Management Group Inc.       Chief Executive Officer, INVESCO
                                                      (financial services holding company);      Bond Funds, Inc., INVESCO
                                                      Director, Chairman and President, A I M    Combination Stock & Bond Funds,
                                                      Advisors, Inc. (registered investment      Inc., INVESCO Counselor Series
                                                      advisor); Director, A I M Capital          Funds, Inc., INVESCO Global and
                                                      Management, Inc. (registered investment    International Funds, Inc., INVESCO
                                                      advisor) and A I M Distributors, Inc.      Manager Series Funds, Inc.,
                                                      (registered broker dealer), Director and   INVESCO Money Market Funds, Inc.,
                                                      Chairman, A I M Fund Services, Inc.        INVESCO Sector Funds, Inc.,
                                                      (registered transfer agent), and Fund      INVESCO Stock Funds, Inc., INVESCO
                                                      Management Company (registered broker      Treasurer's Series Funds, Inc. and
                                                      dealer); and Chief Executive Officer,      INVESCO Variable Investment Funds,
                                                      AMVESCAP PLC -- AIM Division (parent of    Inc.
                                                      AIM and a global investment management
                                                      firm); formerly, Director, Chairman and
                                                      Chief Executive Officer, INVESCO Funds
                                                      Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001               Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc. (registered
   Trustee                                                                                       investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993               Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee                                            (technology consulting company)            and Captaris, Inc. (unified
                                                                                                 messaging provider)
-----------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000               Chairman, Cortland Trust, Inc.             None
   Trustee                                            (registered investment company);
                                                      Director, Magellan Insurance Company;
                                                      Member of Advisor Board of Rotary Power
                                                      International (designer, manufacturer,
                                                      and seller of rotary power engines); and
                                                      Director, The Boss Group (private equity
                                                      group); formerly, Director, President
                                                      and Chief Executive Officer, Volvo Group
                                                      North America, Inc.; Senior Vice
                                                      President, AB Volvo; and director of
                                                      various affiliated Volvo companies
-----------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998               Formerly, Chairman, Mercantile Mortgage    None
   Trustee                                            Corp.; Vice Chairman, President and
                                                      Chief Operating Officer, Mercantile-Safe
                                                      Deposit & Trust Co.; and President,
                                                      Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997               Chief Executive Officer, Twenty First      Administaff
   Trustee                                            Century Group, Inc. (government affairs
                                                      company) and Texana Timber LP
-----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                            Naftalis and Frankel LLP                   investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998               Formerly, Chief Executive Officer, YWCA    None
   Trustee                                            of the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1993               Partner, law firm of Pennock & Cooper      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001               Retired                                    None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1993               Executive Vice President, Development      None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                         AIM V.I. GLOBAL UTILITIES FUND

As of January 1, 2003


The address of each trustee and officer of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                    Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Other Officers
-----------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         1993               Director, Chairman and Director of         N/A
   Senior Vice President                              Investments, A I M Capital Management,
                                                      Inc.; Director and Executive Vice
                                                      President, A I M Management Group Inc.;
                                                      Director and Senior Vice President,
                                                      A I M Advisors, Inc.; and Director,
                                                      A I M Distributors, Inc. and AMVESCAP
                                                      PLC; formerly, Chief Executive Officer
                                                      and President A I M Capital Management,
                                                      Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1993               Director, Senior Vice President, General   N/A
   Senior Vice President and                          Counsel and Secretary, A I M Advisors,
   Secretary                                          Inc. and A I M Management Group Inc.;
                                                      Director, Vice President and General
                                                      Counsel, Fund Management Company; and
                                                      Vice President, A I M Fund Services,
                                                      Inc., A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948         1993               Managing Director and Chief Fixed Income   N/A
   Vice President                                     Officer, A I M Capital Management, Inc.;
                                                      and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          1993               Managing Director and Chief Research       N/A
   Vice President                                     Officer -- Fixed income, A I M Capital
                                                      Management, Inc.; and Vice President,
                                                      A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1993               Vice President and Chief Compliance        N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1993               Managing Director and Chief Cash           N/A
   Vice President                                     Management Officer, A I M Capital
                                                      Management, Inc.; Director and
                                                      President, Fund Management Company; and
                                                      Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      1999               Vice President, A I M Advisors, Inc. and   N/A
   Vice President                                     President, Chief Executive Officer and
                                                      Chief Investment Officer, A I M Capital
                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1993               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
(3) Information is current as of January 10, 2003.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  Tait, Weller & Baker
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         1818 Market Street
Houston, TX 77046         Suite 100                 Suite 100                 Suite 2400
                          Houston, TX 77046         Houston, TX 77046         Philadelphia, PA 19103

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT            CUSTODIAN
Foley & Lardner           Kramer, Levin, Naftalis   A I M Fund Services,      State Street Bank and
3000 K N.W., Suite 500    & Frankel LLP             Inc.                      Trust Company
Washington, D.C. 20007    919 Third Avenue          P.O. Box 4739             225 Franklin Street
                          New York, NY 10022        Houston, TX 77210-4739    Boston, MA 02110


REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2002, 95.86% is eligible for the dividends received deduction for corporations.

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                    APPENDIX VII



FUND DATA                                         AIM V.I. GLOBAL UTILITIES FUND

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE

                                  [PIE CHART]

EQUITY, DOMESTIC                        71%
EQUITY, INTERNATIONAL                   19%
BONDS & NOTES                            6%
CASH & OTHER                             4%

TOTAL NUMBER OF HOLDINGS*               61
  EQUITY HOLDINGS                       51
  FIXED INCOME HOLDINGS                 10
TOTAL NET ASSETS             $21.3 million

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/2/94)                  4.50%
  5 Years                           -3.98
  1 Year                            -3.97

SERIES II SHARES**
 Inception                           4.25%
  5 Years                           -4.19
  1 Year                            -4.06

**Series II shares were first offered on 3/26/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 5/2/94), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                      9.35%

SERIES II SHARES                     9.26

S&P 500                             11.75
(Broad Market Index)

LIPPER UTILITY FUND INDEX           12.31
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==================================================================================================================================
TOP 10 EQUITY HOLDINGS*                          TOP INDUSTRIES*                                         TOP COUNTRIES
----------------------------------------------------------------------------------------------------------------------------------
 1. FPL Group, Inc.                    5.7%     1. Electric Utilities                       53.7%       1. United States     77.9%

 2. Energy East Corp.                  4.3      2. Multi-Utilities & Unregulated Power      12.3        2. United Kingdom     9.0

 3. Pinnacle West Capital Corp.        4.2      3. Integrated Telecommunication Services    12.1        3. Spain              4.7

 4. Southern Co. (The)                 4.2      4. Gas Utilities                            10.6        4. Italy              3.6

 5. NiSource Inc.                      3.7      5. Water Utilities                           3.1        5. Germany            2.0

 6. DTE Energy Co.                     3.6      6. Wireless Telecommunication Services       1.7        6. France             1.3

 7. Verizon Communications Inc.        3.3      7. Diversified Metals & Mining               1.5        7. Greece             1.0

 8. Endesa, S.A. (Spain)               2.8      8. Integrated Oil & Gas                      0.6        8. Canada             0.5

 9. BellSouth Corp.                    2.6

10. Kelda Group PLC (United Kingdom)   2.6

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   AIM V.I. Global Utilities Fund seeks to achieve a high total return.

o As of 6/30/03, the fund's management team was composed of: Robert G. Alley, Claude C. Cody, IV, Jan H. Friedli, Craig A. Smith, and Meggan M. Walsh. Effective 7/01/03, after the close of the reporting period, Jeffrey G. Morris became the manager of the fund.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lipper Utility Fund Index represents an average of the 30 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIGLU-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-70.53%

DIVERSIFIED METALS & MINING-1.44%

Peabody Energy Corp.                              9,100    $   305,669
======================================================================

ELECTRIC UTILITIES-45.37%

American Electric Power Co., Inc.                 8,700        259,521
----------------------------------------------------------------------
CenterPoint Energy, Inc.                         14,400        117,360
----------------------------------------------------------------------
Cinergy Corp.                                     6,400        235,456
----------------------------------------------------------------------
CMS Energy Corp.(a)                              12,500        101,250
----------------------------------------------------------------------
Consolidated Edison, Inc.                         9,200        398,176
----------------------------------------------------------------------
Constellation Energy Group, Inc.                 12,300        421,890
----------------------------------------------------------------------
Dominion Resources, Inc.                          4,000        257,080
----------------------------------------------------------------------
DTE Energy Co.                                   20,000        772,800
----------------------------------------------------------------------
Edison International(a)                           7,600        124,868
----------------------------------------------------------------------
Entergy Corp.                                     8,800        464,464
----------------------------------------------------------------------
Exelon Corp.                                      8,100        484,461
----------------------------------------------------------------------
FirstEnergy Corp.                                13,000        499,850
----------------------------------------------------------------------
FPL Group, Inc.                                  18,100      1,209,985
----------------------------------------------------------------------
Northeast Utilities                              18,400        308,016
----------------------------------------------------------------------
OGE Energy Corp.                                 15,000        320,550
----------------------------------------------------------------------
PG&E Corp.(a)                                    10,600        224,190
----------------------------------------------------------------------
Pinnacle West Capital Corp.                      24,000        898,800
----------------------------------------------------------------------
PPL Corp.                                        10,700        460,100
----------------------------------------------------------------------
Progress Energy, Inc.                             5,000        219,500
----------------------------------------------------------------------
Public Service Enterprise Group Inc.              8,700        367,575
----------------------------------------------------------------------
Southern Co. (The)                               28,700        894,292
----------------------------------------------------------------------
TXU Corp.                                        11,900        267,155
----------------------------------------------------------------------
Wisconsin Energy Corp.                           11,600        336,400
======================================================================
                                                             9,643,739
======================================================================

GAS UTILITIES-9.51%

KeySpan Corp.                                    11,000        389,950
----------------------------------------------------------------------
Kinder Morgan, Inc.                               5,100        278,715
----------------------------------------------------------------------
NiSource Inc.                                    40,800        775,200
----------------------------------------------------------------------
Peoples Energy Corp.                              6,000        257,340
----------------------------------------------------------------------
Sempra Energy                                    11,200        319,536
======================================================================
                                                             2,020,741
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-7.38%

BellSouth Corp.                                  21,100        561,893
----------------------------------------------------------------------
SBC Communications Inc.                          12,100        309,155
----------------------------------------------------------------------
Verizon Communications Inc.                      17,686        697,713
======================================================================
                                                             1,568,761
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-6.26%

Energy East Corp.                                43,500    $   903,060
----------------------------------------------------------------------
Equitable Resources, Inc.                         3,000        122,220
----------------------------------------------------------------------
ONEOK, Inc.                                       8,400        164,892
----------------------------------------------------------------------
Reliant Resources, Inc.(a)                       22,948        140,671
======================================================================
                                                             1,330,843
======================================================================

WATER UTILITIES-0.57%

Philadelphia Suburban Corp.                       5,000        121,900
======================================================================
    Total Domestic Common Stocks (Cost
      $13,938,692)                                          14,991,653
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-18.73%

FRANCE-1.34%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                          9,300        148,426
----------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                   900        136,384
======================================================================
                                                               284,810
======================================================================

GERMANY-1.97%

E.ON A.G. (Electric Utilities)                    8,120        418,608
======================================================================

GREECE-1.03%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01-12/27/02; Cost
  $140,218)(b)(c)(d)                             12,100        219,029
======================================================================

ITALY-3.60%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99-09/07/01; Cost
  $453,977)(b)                                   50,000        236,057
----------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01-12/27/02; Cost
  $89,330)(b)                                    33,900        133,503
----------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                    72,200        396,570
======================================================================
                                                               766,130
======================================================================

SPAIN-4.70%

Endesa, S.A. (Electric Utilities)                35,100        589,289
----------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                 35,105        408,681
======================================================================
                                                               997,970
======================================================================

UNITED KINGDOM-6.09%

Kelda Group PLC (Water Utilities)                76,474        541,178
----------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                             27,813        189,225
----------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                             21,600        210,600
----------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Vodafone Group PLC (Wireless
  Telecommunication Services)                   150,394    $   295,011
----------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                     3,000         58,950
======================================================================
                                                             1,294,964
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $4,344,925)                            3,981,511
======================================================================

                                               PRINCIPAL
                                                AMOUNT
BONDS & NOTES-6.34%

ELECTRIC UTILITIES-2.60%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05         $100,000    $   111,549
----------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(e)         100,000        111,119
----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                        100,000        111,471
----------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05             100,000        108,182
----------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                        100,000        110,779
======================================================================
                                                               553,100
======================================================================

GAS UTILITIES-0.44%

Consolidated Natural Gas Co., Unsec. Deb.,
  6.63%, 12/01/08                                80,000         93,478
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.94%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05      $100,000    $   113,847
----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06             75,000         86,067
======================================================================
                                                               199,914
======================================================================

MULTI-UTILITIES & UNREGULATED POWER-2.36%

National Grid Co. PLC (United Kingdom)-Series
  RG, Conv. Bonds, 4.25%, 02/17/08(f)     GBP    32,000         58,900
----------------------------------------------------------------------
National Grid Co. PLC (United Kingdom), Conv.
  Bonds, 4.25%, 02/17/08 (Acquired 02/05/98;
  Cost $397,800)(b)(d)(f)                 GBP   240,000        441,749
======================================================================
                                                               500,649
======================================================================
    Total Bonds & Notes (Cost $1,287,740)                    1,347,141
======================================================================

                                                SHARES
MONEY MARKET FUNDS-4.20%

STIC Liquid Assets Portfolio(g)                 446,506        446,506
----------------------------------------------------------------------
STIC Prime Portfolio(g)                         446,506        446,506
======================================================================
    Total Money Market Funds (Cost $893,012)                   893,012
======================================================================
TOTAL INVESTMENTS-99.80% (Cost $20,464,369)                 21,213,317
======================================================================
OTHER ASSETS LESS LIABILITIES-0.20%                             42,275
======================================================================
NET ASSETS-100.00%                                         $21,255,592
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
GBP     - British Pound Sterling
GDR     - Global Depositary Receipt
Gtd.    - Guaranteed
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $1,030,338, which represented 4.85% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 06/30/03 was $660,778, which represented 3.11% of the Fund's net assets.
(e) Principal and interest are secured by bond insurance provided by MBIA Insurance Co.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $20,464,369)  $ 21,213,317
-------------------------------------------------------------
Foreign currencies, at value (cost $1,980)              1,950
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                      8,540
-------------------------------------------------------------
  Investments matured (Note 8)                         27,931
-------------------------------------------------------------
  Dividends and interest                               83,537
-------------------------------------------------------------
Investment for deferred compensation plan              34,333
=============================================================
    Total assets                                   21,369,608
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               56,538
-------------------------------------------------------------
  Deferred compensation plan                           34,333
-------------------------------------------------------------
Accrued administrative services fees                    7,234
-------------------------------------------------------------
Accrued distribution fees -- Series II                     57
-------------------------------------------------------------
Accrued transfer agent fees                               712
-------------------------------------------------------------
Accrued trustees' fees                                     54
-------------------------------------------------------------
Accrued operating expenses                             15,088
=============================================================
    Total liabilities                                 114,016
=============================================================
Net assets applicable to shares outstanding      $ 21,255,592
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 34,359,323
-------------------------------------------------------------
Undistributed net investment income                 1,028,996
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  option contracts                                (14,881,889)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                   749,162
=============================================================
                                                   21,255,592
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 21,077,182
_____________________________________________________________
=============================================================
Series II                                        $    178,410
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            1,981,639
_____________________________________________________________
=============================================================
Series II                                              16,793
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      10.64
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      10.62
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $10,550)                                        $   412,233
-------------------------------------------------------------
Dividends from affiliated money market funds            6,223
-------------------------------------------------------------
Interest                                               20,988
=============================================================
    Total investment income                           439,444
=============================================================

EXPENSES:

Advisory fees                                          65,160
-------------------------------------------------------------
Administrative services fees                           38,470
-------------------------------------------------------------
Custodian fees                                          9,413
-------------------------------------------------------------
Distribution fees -- Series II                            169
-------------------------------------------------------------
Transfer agent fees                                       637
-------------------------------------------------------------
Trustees' fees                                          4,547
-------------------------------------------------------------
Professional fees                                       8,064
-------------------------------------------------------------
Other                                                   4,215
=============================================================
    Total expenses                                    130,675
=============================================================
Less: Fees waived, expenses reimbursed and
  expenses paid indirectly                               (233)
=============================================================
    Net expenses                                      130,442
=============================================================
Net investment income                                 309,002
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (3,492,745)
-------------------------------------------------------------
  Foreign currencies                                      405
-------------------------------------------------------------
  Option contracts written                             28,901
=============================================================
                                                   (3,463,439)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             4,875,610
-------------------------------------------------------------
  Foreign currencies                                     (568)
=============================================================
                                                    4,875,042
=============================================================
Net gain from investment securities, foreign
  currencies and option contracts                   1,411,603
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,720,605
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   309,002    $    762,574
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (3,463,439)     (6,664,204)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                4,875,042      (2,994,557)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 1,720,605      (8,896,187)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --        (735,979)
-----------------------------------------------------------------------------------------
  Series II                                                            --          (3,622)
=========================================================================================
    Decrease in net assets resulting from distributions                --        (739,601)
=========================================================================================
Share transactions-net:
  Series I                                                     (1,552,542)     (6,268,289)
-----------------------------------------------------------------------------------------
  Series II                                                        53,030         109,263
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,499,512)     (6,159,026)
=========================================================================================
    Net increase (decrease) in net assets                         221,093     (15,794,814)
=========================================================================================

NET ASSETS:

  Beginning of period                                          21,034,499      36,829,313
=========================================================================================
  End of period                                               $21,255,592    $ 21,034,499
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high total return. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case

                         AIM V.I. GLOBAL UTILITIES FUND
     of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has contractually agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense

                         AIM V.I. GLOBAL UTILITIES FUND
on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $164.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $38,470 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $3,501 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit total expenses of Series II shares to 1.45%. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $101 after AIM Distributors reimbursed Plan fees of $68.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,369 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --       $     --
----------------------------------------------------------
Written                                 614         33,143
----------------------------------------------------------
Exercised                               (84)        (4,242)
----------------------------------------------------------
Expired                                (530)       (28,901)
==========================================================
End of period                            --       $     --
__________________________________________________________
==========================================================

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                              $ 3,082,903
-----------------------------------------------------------
December 31, 2010                                8,206,319
===========================================================
Total capital loss carryforward                $11,289,222
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

    The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $1,680,542 and $2,505,956, respectively.

    Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $527,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $ 2,396,729
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (2,161,051)
=============================================================
Net unrealized appreciation of investment
  securities                                      $   235,678
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $21,005,570.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                 SIX MONTHS ENDED              YEAR ENDED
                                                                   JUNE 30, 2003            DECEMBER 31, 2002
                                                              -----------------------    -----------------------
                                                               SHARES       AMOUNT        SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     172,517    $ 1,730,291     192,882    $ 2,309,033
----------------------------------------------------------------------------------------------------------------
  Series II*                                                     5,744         57,222      11,365        108,344
================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --      77,066        735,979
----------------------------------------------------------------------------------------------------------------
  Series II*                                                        --             --         380          3,622
================================================================================================================
Reacquired:
  Series I                                                    (340,350)    (3,282,833)   (838,194)    (9,313,301)
----------------------------------------------------------------------------------------------------------------
  Series II*                                                      (403)        (4,192)       (293)        (2,703)
================================================================================================================
                                                              (162,492)   $(1,499,512)   (556,794)   $(6,159,026)
________________________________________________________________________________________________________________
================================================================================================================

* Series II shares commenced sales on March 26, 2002.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES I
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30,        ----------------------------------------------------------------
                                                   2003           2002          2001          2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  9.73         $ 13.55       $ 21.16       $ 22.80       $ 17.36        $ 15.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.15(a)         0.31(a)       0.29(a)(b)    0.29(a)       0.32(a)        0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.76           (3.78)        (6.25)        (0.80)         5.49           2.15
=================================================================================================================================
    Total from investment operations                0.91           (3.47)        (5.96)        (0.51)         5.81           2.50
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --           (0.35)        (0.22)        (0.23)        (0.37)         (0.28)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --         (1.43)        (0.90)           --          (0.12)
=================================================================================================================================
    Total distributions                               --           (0.35)        (1.65)        (1.13)        (0.37)         (0.40)
=================================================================================================================================
Net asset value, end of period                   $ 10.64         $  9.73       $ 13.55       $ 21.16       $ 22.80        $ 17.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     9.35%         (25.53)%      (27.93)%       (2.28)%       33.56%         16.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $21,077         $20,923       $36,829       $49,536       $39,772        $28,134
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:            1.30%(d)        1.22%         1.07%         1.10%         1.14%          1.11%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            3.08%(d)        2.75%         1.59%(b)      1.23%         1.72%          2.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             9%             54%           32%           50%           45%            32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.63%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $20,078,716.
(e) Not annualized for periods less than one year.

                                                                             SERIES II
                                                              ---------------------------------------
                                                              SIX MONTHS           MARCH 26, 2002
                                                                ENDED          (DATE SALES COMMENCED)
                                                               JUNE 30,           TO DECEMBER 31,
                                                                 2003                   2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.72                $ 13.54
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14(a)                0.19(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.76                  (3.66)
=====================================================================================================
    Total from investment operations                              0.90                  (3.47)
=====================================================================================================
Less distributions from net investment income                       --                  (0.35)
=====================================================================================================
Net asset value, end of period                                  $10.62                $  9.72
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   9.26%                (25.55)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  178                $   111
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.45%(c)               1.45%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  1.55%(c)               1.51%(d)
=====================================================================================================
Ratio of net investment income to average net assets              2.93%(c)               2.52%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           9%                    54%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $136,642.
(d) Annualized.
(e) Not annualized for periods less than one year.

                         AIM V.I. GLOBAL UTILITIES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                           OFFICE OF THE FUND
                                                           11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                   Suite 100
                        Chairman and President             Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson                 INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President           A I M Advisors, Inc.
                                                           11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                    Suite 100
                        Senior Vice President              Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                       TRANSFER AGENT
Carl Frischling         Senior Vice President              A I M Fund Services, Inc.
                                                           P.O. Box 4739
Robert H. Graham        Dana R. Sutton                     Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                         CUSTODIAN
                        Robert G. Alley                    State Street Bank and Trust Company
Lewis F. Pennock        Vice President                     225 Franklin Street
                                                           Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                     COUNSEL TO THE FUNDS
Louis S. Sklar                                             Foley & Lardner
                        Melville B. Cox                    3000 K N.W., Suite 500
Mark H. Williamson      Vice President                     Washington, D.C. 20007

                        Karen Dunn Kelley                  COUNSEL TO THE TRUSTEES
                        Vice President                     Kramer, Levin, Naftalis & Frankel LLP
                                                           919 Third Avenue
                        Edgar M. Larsen                    New York, NY 10022
                        Vice President
                                                           DISTRIBUTOR
                        Nancy L. Martin                    A I M Distributors, Inc.
                        Secretary                          11 Greenway Plaza
                                                           Suite 100
                                                           Houston, TX 77046



                         AIM V.I. GLOBAL UTILITIES FUND

                                                                   APPENDIX VIII



KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TELECOMMUNICATIONS FUND






                                       ANNUAL












ANNUAL REPORT | DECEMBER 31, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                    December 2002
     After two years of declines in the stock market, investors had hoped to see an improvement in 2002. Instead, the market continued downward, with the major stock indexes registering their third consecutive annual loss for the first time in 60 years.

     There were a number of factors responsible for the year's swoon. First, a series of corporate accounting scandals dominated the news well into the summer months, tainting investor perception of the market. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees, as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding U.S. intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged to two-year highs by the end of 2002, pressured by strikes in Venezuela and concerns over a potential war with Iraq.

     Meanwhile, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began in October -- they could not be sustained in such an uncertain environment.

     Meanwhile, investors flocked to investments with a defensive reputation. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

     As the year came to a close, investors were still seeking direction. On the one hand, the situation with Iraq remained a wild card, and doubts about the resiliency of consumer spending began to emerge. On the other hand, a newly elected Republican-majority Congress and President Bush's new economic plan inspired hope for business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

LINE GRAPH:  VIF - TELECOMMUNICATIONS FUND
     The  line  graph  compares  the  value  of a  $10,000  investment  in VIF -
Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(2) and the value of a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of dividends and capital gain distributions, for the period since inception (9/99) through 12/31/02.

        VIF-TELECOMMUNICATIONS FUND     S&P 500 INDEX(2)        MSCI-EAFE INDEX(2)
9/99    $10,000                         $10,000                 $10,000
12/99   $16,450                         $11,487                 $11,705
12/00   $12,146                         $10,442                 $10,071
12/01   $ 5,586                         $ 9,201                 $ 7,935
12/02   $ 2,748                         $ 7,169                 $ 6,692

VIF-TELECOMMUNICATIONS FUND
     The line graph above illustrates, for the period from inception through December 31, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

     For the 12-month period ended December 31, 2002, the value of your shares declined 50.81%, compared to a 22.09% drop in the S&P 500 Index and a 15.66% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results)(1),(2)

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/02(1)

1 year                          (50.81%)
--------------------------------------------------------------------------------
3 years                         (44.93%)
--------------------------------------------------------------------------------
Since inception (9/99)          (32.56%)
--------------------------------------------------------------------------------

     During 2002, investors were fed a steady diet of unnerving developments, from persistent economic weakness and terrorist threats to rising tensions between the U.S. and Iraq and concerns about corporate credibility. As a result, investors remained risk averse, favoring defensive investments instead of more aggressive opportunities. Telecommunications stocks were hurt severely by this trend, and the fund suffered through another disappointing year.

     Perhaps the biggest detractor from the fund's performance was its exposure to competitive local exchange carriers (CLECs), which compete with the regional Bell operating companies (RBOCs) to provide telecommunications services. The CLECs declined sharply as the soft economy and illiquid capital markets hurt the group. Indeed, many companies in the group filed for bankruptcy protection. The RBOCs, such as BellSouth Corp and SBC Communications, did not perform much better. For most of 2002, investors sold RBOC shares, as the group's fundamental prospects continued to deteriorate in response to the soft economy and an increasingly competitive landscape.

     With the RBOCs struggling financially, they continued to scale back their capital expenditures, which negatively affected the equipment companies that count them as their primary customers.

     Looking ahead, most people are not expecting much from the group in the near future, so earnings estimates are quite reasonable and appear to have already discounted persistent economic malaise. Indeed, there is substantial room for estimates to be raised, particularly if the economic recovery gains momentum. We will continue to explore opportunities to capitalize on volatility. Overall, however, we are generally pleased with the long-term prospects possessed by the fund's holdings, and we do not expect to make any significant changes to its sub-sector allocations.

FUND MANAGEMENT
BRIAN HAYWARD, CFA
     Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALASIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATIONS.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
92.69  COMMON STOCKS
3.20   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                    15,170    $   148,969
       BEA Systems(a)                                                    9,700        111,259
       Software HOLDRs Trust(b)                                         22,700        612,673
===============================================================================================
                                                                                      872,901
8.88   BROADCASTING -- RADIO/TV
       Clear Channel Communications(a)                                  20,000        745,800
       Fox Entertainment Group Class A Shrs(a)                          37,100        962,003
       Univision Communications Class A Shrs(a)                         23,900        585,550
       Westwood One(a)                                                   3,400        127,024
===============================================================================================
                                                                                    2,420,377
10.16  CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)(c)                                  38,551        908,647
       Cox Communications Class A Shrs(a)                               22,800        647,520
       EchoStar Communications Class A Shrs(a)                          32,800        730,128
       Liberty Media Class A Shrs(a)                                    54,200        484,548
===============================================================================================
                                                                                    2,770,843
3.92   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Flextronics International Ltd(a)                                 16,600        135,954
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(d)           7,000        932,750
===============================================================================================
                                                                                    1,068,704
24.86  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                      13,700        698,700
       AT&T Corp                                                        23,900        624,029
       BCE Inc(e)                                                       23,200        418,534
       BellSouth Corp(c)                                                24,760        640,541
       CenturyTel Inc                                                   19,100        561,158
       KT Corp Sponsored ADR Representing 1/2 Ord Shr                   26,700        575,385
       Portugal Telecom SGPS SA Sponsored ADR Representing Ord Shrs     87,900        600,357
       Qwest Communications International(a)                            70,100        350,500
       SBC Communications(c)                                            25,140        681,545
       Sprint Corp                                                      23,300        337,384
       Telefonos de Mexico SA de CV Sponsored ADR Representing
         20 Series L Shrs                                               12,800        409,344
       Verizon Communications                                           22,700        879,625
===============================================================================================
                                                                                    6,777,102
0.18   INTERNET SOFTWARE & SERVICES
       VeriSign Inc(a)                                                   6,200         49,724
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
4.41   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                               35,160   $    460,596
       Viacom Inc Class B Shrs(a)                                       18,200        741,832
===============================================================================================
                                                                                    1,202,428
5.02   NETWORKING EQUIPMENT
       Cisco Systems(a)(c)                                              87,880      1,151,228
       Foundry Networks(a)                                              16,900        118,976
       Juniper Networks(a)                                              14,600         99,280
===============================================================================================
                                                                                    1,369,484
1.24   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                    18,900         27,216
       Semiconductor HOLDRs Trust(b)                                    11,400        252,510
       Skyworks Solutions(a)                                             6,700         57,754
===============================================================================================
                                                                                      337,480
2.69   SYSTEMS SOFTWARE
       Symantec Corp(a)                                                 18,100        732,688
===============================================================================================
12.01  TELECOMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                        78,200        163,438
       ADTRAN Inc(a)                                                     4,500        148,050
       Alcatel SA Sponsored ADR Representing Ord Shrs                   33,000        146,520
       Broadband HOLDRs Trust(a)(b)                                     49,400        372,970
       CIENA Corp(a)                                                    23,400        120,276
       Comverse Technology(a)                                           16,300        163,326
       Nokia Corp Sponsored ADR Representing Ord Shrs(c)                67,920      1,052,760
       Nortel Networks(a)                                               35,600         57,316
       QUALCOMM Inc(a)                                                  28,840      1,049,488
===============================================================================================
                                                                                    3,274,144
16.12  WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                       164,000        926,600
       Nextel Communications Class A Shrs(a)                            82,700        955,185
       Nextel Partners Class A Shrs(a)                                  13,900         84,373
       SK Telecom Ltd Sponsored ADR Representing 1/9 Ord Shr(e)         30,800        657,580
       Sprint Corp-PCS Group Series 1 Shrs(a)                           28,200        123,516
       Telecom Italia Mobile SpA(e)                                     64,510        294,481
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs        74,632      1,352,332
===============================================================================================
                                                                                    4,394,067
       TOTAL COMMON STOCKS (COST $28,612,891)                                      25,269,942
===============================================================================================
0.52   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.52   INTEGRATED TELECOMMUNICATION SERVICES
       US WEST Communications, Notes, 7.200%, 11/1/2004
         (Amortized Cost $142,590)                               $    150,000         142,500
===============================================================================================
1.63   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(f)(g) (Cost $978,834)                                442,850
===============================================================================================

                                                                     SHARES OR
                                                                     PRINCIPAL
%      DESCRIPTION                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
4.30   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2002
         due 1/2/2003 at 1.150%, repurchased at $1,172,075
         (Collateralized by Freddie Mac, Reference Notes, due
         6/15/2003 at 4.500%, value $1,199,736)
         (Cost $1,172,000)                                       $   1,172,000   $  1,172,000
===============================================================================================
99.14  TOTAL INVESTMENTS AT VALUE
        (COST $30,906,315)                                                         27,027,292
===============================================================================================
0.86   OTHER ASSETS LESS LIABILITIES                                                  235,386
===============================================================================================
100.00 NET ASSETS AT VALUE                                                       $ 27,262,678
===============================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts

(c)  Security has been  designated as collateral  for remaining  commitments  to purchase additional interests in BlueStream Ventures LP.

(d)  Securities  acquired  pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(e)  Loaned  security,  a portion or all of the  security is on loan at December 31, 2002.

(f)  The Fund has  remaining  commitments  of $843,750,  to purchase  additional interests in BlueStream
     Ventures LP, which are subject to the terms of the limited partnership agreement.

(g)  The following is a restricted and illiquid security at December 31, 2002:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
                                                                           % OF
                                       ACQUISITION    ACQUISITION    NET ASSETS
DESCRIPTION                                  DATES          COSTS      AT VALUE
--------------------------------------------------------------------------------
BlueStream Ventures LP              8/3/00-12/2/02   $    978,834         1.63%
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2002

                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   30,906,315
================================================================================
  At Value(a)                                                    $   27,027,292
Cash                                                                     49,203
Receivables:
  Investment Securities Sold                                            209,198
  Fund Shares Sold                                                       16,365
  Dividends and Interest                                                 32,137
Other Investments (Note 5)                                            1,095,226
Prepaid Expenses and Other Assets                                         1,780
================================================================================
TOTAL ASSETS                                                         28,431,201
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                        31,078
  Fund Shares Repurchased                                                32,214
  Securities Loaned                                                   1,095,226
Accrued Expenses and Other Payables                                      10,005
================================================================================
TOTAL LIABILITIES                                                     1,168,523
================================================================================
NET ASSETS AT VALUE                                              $   27,262,678
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $  268,600,905
Accumulated Undistributed Net Investment Loss                            (8,352)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency Transactions
  and Option Contracts                                             (237,450,789)
Net Depreciation of Investment Securities and Foreign
  Currency Transactions                                              (3,879,086)
================================================================================
NET ASSETS AT VALUE                                              $   27,262,678
================================================================================
Shares Outstanding                                                    9,933,014
NET ASSET VALUE, Offering and Redemption Price per Share         $         2.74
================================================================================

(a) Investment securities at cost and value at December 31, 2002 includes a repurchase agreement of $1,172,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2002

                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      396,733
Interest                                                                 77,879
Securities Loaned Income                                                 19,126
  Foreign Taxes Withheld                                                (21,225)
================================================================================
  TOTAL INCOME                                                          472,513
================================================================================
EXPENSES
Investment Advisory Fees                                                312,134
Administrative Services Fees                                            120,287
Custodian Fees and Expenses                                              20,569
Directors' Fees and Expenses                                             14,662
Interest Expenses                                                            69
Professional Fees and Expenses                                           19,308
Registration Fees and Expenses                                              844
Reports to Shareholders                                                  10,537
Transfer Agent Fees                                                       5,000
Other Expenses                                                            3,372
================================================================================
  TOTAL EXPENSES                                                        506,782
  Fees and Expenses Paid Indirectly                                        (353)
================================================================================
     NET EXPENSES                                                       506,429
================================================================================
NET INVESTMENT LOSS                                                     (33,916)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                             (70,458,586)
  Foreign Currency Transactions                                        (134,656)
  Option Contracts                                                       69,105
================================================================================
     Total Net Realized Loss                                        (70,524,137)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              34,572,445
  Foreign Currency Transactions                                         531,396
================================================================================
     Total Change in Net Appreciation/Depreciation                   35,103,841
================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                                 (35,420,296)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (35,454,212)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TELECOMMUNICATIONS FUND


                                                             YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------
                                                             2002              2001
OPERATIONS
Net Investment Loss                                 $     (33,916)    $    (172,803)
Net Realized Loss                                     (70,524,137)     (118,545,982)
Change in Net Appreciation/Depreciation                35,103,841         7,777,734
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (35,454,212)     (110,941,051)
====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         187,371,743       402,388,128
Amounts Paid for Repurchases of Shares               (198,422,075)     (425,323,887)
====================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (11,050,332)      (22,935,759)
====================================================================================
TOTAL DECREASE IN NET ASSETS                          (46,504,544)     (133,876,810)
NET ASSETS
Beginning of Period                                    73,767,222       207,644,032
====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($8,352) and ($3,481),
  respectively)                                     $  27,262,678     $  73,767,222
====================================================================================

         ------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            51,732,603        51,372,866
Shares Repurchased                                    (55,038,807)      (55,276,237)
====================================================================================
NET DECREASE IN FUND SHARES                            (3,306,204)       (3,903,371)
====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund (the "Fund", presented herein), Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2002, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at December 31, 2002 include:

   Cost of Investments for Tax Purposes                          $   32,694,937
                                                                 ===============

   Gross Tax Unrealized Appreciation                             $      428,047
   Gross Tax Unrealized Depreciation                                  6,095,692
                                                                 ---------------

   Net Tax Depreciation on Investments                           $   (5,667,645)
                                                                 ===============

   Accumulated Capital Loss Carryovers                           $ (233,322,813)
   Cumulative Effect of Other Timing Differences                     (2,347,769)


The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

Capital loss carryovers expire in the years 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $2,344,637, deferred directors' fees and foreign currency transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTION CONTRACTS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2002, was as follows:

                                                       CALL OPTIONS                    PUT OPTIONS
---------------------------------------------------------------------------------------------------------
                                                NUMBER           AMOUNT          NUMBER           AMOUNT
                                            OF OPTIONS      OF PREMIUMS      OF OPTIONS      OF PREMIUMS
---------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2001          (157)     $    19,938            (157)     $    27,003
Options written                                   (768)         106,895            (165)          24,448
Options closed or expired                          925         (126,833)            165          (24,448)
Options exercised                                    0                0             157          (27,003)
Options outstanding at December 31, 2002             0      $         0               0      $         0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the year ended December 31, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $56,356,117 and $62,975,374, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended December 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $1,380. Unfunded accrued pension costs of $0 and pension liability of $3,045 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of December 31, 2002, the Fund had on loan securities valued at $1,053,620 and the cash collateral has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2002, the Fund borrowed cash at a weighted average rate of 1.41% and interest expenses amounted to $69.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2002, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Telecommunications Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period September 21,1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2003

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PERIOD
                                                                                    ENDED
                                                  YEAR ENDED DECEMBER 31      DECEMBER 31
------------------------------------------------------------------------------------------
                                            2002         2001         2000         1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  5.57     $  12.11     $  16.45     $  10.00
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)            (0.00)       (0.00)       (0.00)        0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)           (2.83)       (6.54)       (4.30)        6.45
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS           (2.83)       (6.54)       (4.30)        6.45
==========================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)     0.00         0.00         0.00         0.00
Distributions from Capital Gains            0.00         0.00         0.04         0.00
==========================================================================================
TOTAL DISTRIBUTIONS                         0.00         0.00         0.04         0.00
==========================================================================================
Net Asset Value -- End of Period         $  2.74     $   5.57     $  12.11     $  16.45
==========================================================================================

TOTAL RETURN(d)                          (50.81%)     (54.00%)     (26.17%)      64.50%(e)

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                         $27,263     $73,767      $207,644     $67,650
Ratio of Expenses to Average Net
  Assets(f)(g)                             1.22%       1.09%         1.06%       1.27%(h)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(g)                (0.08%)     (0.14%)       (0.16%)      0.11%(h)
Portfolio Turnover Rate                     149%         77%           51%         15%(e)

(a)  From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b)  Net  Investment  Income  (Loss)  aggregated  less than $0.01 on a per share basis for the years ended  December 31, 2002,  2001 and 2000 and the period ended December 31,
     1999.

(c)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(d)  Total Return does not reflect expenses that apply to the related  insurance policies, and  inclusion  of these  charges  would reduce the total return figures for the periods shown.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment
     Adviser,  if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(g)  Various expenses of the Fund were voluntarily  absorbed by IFG for the year ended  December
     31,  2000 and the period ended  December 31, 1999.  If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been
     (0.16%) and 0.10% (annualized), respectively.

(h)   Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                  Vice Chairman of      Formerly, Chairman of the        48
1551 Larimer Street, #1701       the Board               Executive Committee and
Denver, Colorado                                        Chairman of the Board of
                                                         Security Life of Denver
Age:  74                                                   Insurance Company and
                                                        Director of ING American
                                                  Holdings Company and First ING
                                                   Life Insurance Company of New
                                                      York. Formerly, Trustee of
                                                  INVESCO Global Health Sciences
                                                                            Fund.

Sueann Ambron                    Director               Dean of Business School,
University of Colorado           (Since 2003)               College of Business,
at Denver                                                 University of Colorado
1240 14th Street                                       of Denver (2000-present).
Denver, Colorado                                  Formerly, President and Chief
                                                            Executive Officer of
Age: 58                                                 Avulet, Inc., Sunnyvale,
                                                        California (1998-1999),
                                                              Vice President and
                                                     General Manager, Multimedia
                                                    Services Division, Motorola,
                                                      Inc., Schoumburg, Illinois
                                                                    (1996-1998).

Victor L. Andrews, Ph.D.         Director           Professor Emeritus, Chairman        48               Director of The
34 Seawatch Drive                                  Emeritus and Chairman and CFO                    Sheffield Funds, Inc.
Savannah, Georgia                                       of the Roundtable of the
                                                        Department of Finance of
Age:  72                                           Georgia State University; and
                                                     President Andrews Financial
                                                    Associates, Inc. (consulting
                                                  firm). Formerly, member of the
                                                        faculties of the Harvard
                                                  Business School; and the Sloan
                                                    School of Management of MIT.

Bob R. Baker                     Director          Consultant (2000 to Present).        48
37 Castle Pines Dr. N.                                   Formerly, President and
Castle Rock, Colorado                                    Chief Executive Officer
                                                    (1988 to 2000) of AMC Cancer
Age:  66                                                Research Center, Denver,
                                                    Colorado. Until Mid-December
                                                      1988, Vice Chairman of the
                                                         Board of First Columbia
                                                          Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                      Chief Executive Officer of
                                                        First Columbia Financial
                                                                    Corporation.

Lawrence H. Budner               Director            Trust Consultant. Formerly,        48
7608 Glen Albens Circle                                Senior Vice President and
Dallas, Texas                                            Senior Trust Officer of
                                                 InterFirst Bank, Dallas, Texas.
Age:  72

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James T. Bunch                   Director               Principal and Founder of        48
3600 Republic Plaza              (since 2000)             Green, Manning & Bunch
370 Seventeenth Street                                    Ltd., Denver, Colorado
Denver, Colorado                                 (1988 to Present); Director and
                                                   Secretary of Green, Manning &
Age:  59                                            Bunch Securities, Inc. since
                                                        September 1993; Director
                                                   and Vice President of Western
                                                      Golf Association and Evans
                                                        Scholars Foundation; and
                                                       Director of United States
                                                    Golf Association.  Formerly,
                                                    General Counsel and Director
                                                 of Boettcher & Company, Denver,
                                                Colorado; and formerly, Chairman
                                                  and Managing Partner of Davis,
                                              Graham & Stubbs, Denver, Colorado.

Gerald J. Lewis                  Director              Chairman of Lawsuit Reso-        48           Director of General
701 "B" Street                   (since 2000)        lution Services, San Diego,                         Chemical Group,
Suite 2100                                         California (1987 to Present).                      Inc., Hampdon, New
San Diego, California                             Formerly, Associate Justice of                      Hampshire (1996 to
                                                         the California Court of                      Present). Director
Age:  69                                                Appeals; and of Counsel,                         of Wheelabrator
                                                    Latham & Watkins, San Diego,                     Technologies, Inc.,
                                                      California (1987 to 1997).                      Fisher Scientific,
                                                                                                            Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                          and California
                                                                                                     Coastal Properties,
                                                                                                                    Inc.
John W. McIntyre                 Director             Retired. Trustee of Gables        48
7 Piedmont Center Suite 100                       Residential Trust; Trustee and
Atlanta, Georgia                                       Chairman of the J.M. Tull
                                                          Charitable Foundation;
Age:  72                                           Director of Kaiser Foundation
                                                   Health Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman of
                                                          the Board of Directors
                                                             of The Citizens and
                                                            Southern Corporation
                                                       and Chairman of the Board
                                                             and Chief Executive
                                                         Officer of The Citizens
                                                            and Southern Georgia
                                                    Corporation and The Citizens
                                                           and Southern National
                                                         Bank. Formerly, Trustee
                                                        of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                        of Employee's Retirement
                                                        System of Georgia, Emory
                                                                     University.

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.                Director            Retired. Formerly, Chairman        48         Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)       of the Board (1987 to 1994),                    since incorporation
Boulder, Colorado                                  Chief Executive Officer (1982              in 1982; Director of Isis
                                                   to 1989 and 1993 to 1994) and                   Pharmaceuticals, Inc.
Age:  60                                             President (1982 to 1989) of
                                                    Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                           Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               President (1998-       Chief Executive Officer,        48
4350 South Monaco Street         2003); Chief         Managed Products Division,
Denver, Colorado                 Executive Officer           AMVESCAP PLC (2001-
                                 (1998-Present);            Present).  Formerly,
Age:  51                         and Chairman of           Chairman of the Board
                                 the Board (since        (1998,-2002), President
                                 1999)                    (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                          2002) of INVESCO Funds
                                                      Group, Inc.; and formerly,
                                                           Chairman of the Board
                                                          (1998-2002), President
                                                          (1998-2002), and Chief
                                                        Executive Officer (1998-
                                                  2002) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                     Officer and Chairman of the
                                                  Board of INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                          Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                                         Chairman of NationsBanc
                                                                Investments, Inc.

Raymond R. Cunningham            Vice President     President (2003-present) and        48           Director of INVESCO
4350 South Monaco Street         and Director            Chief Executive Officer                       Funds Group, Inc.
Denver, Colorado                 (since 2001)          (2003-present) of INVESCO                     and Chairman of the
                                                     Funds Group, Inc.; Chairman                        Board of INVESCO
Age:  51                                            of the Board (2003-present),                      Distributors, Inc.
                                                   President (2003-present), and
                                                  Chief Executive Officer (2003-
                                               present) of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                                  Officer (2002-2003) and Senior
                                                   Vice President (1999-2002) of
                                                      INVESCO Funds Group, Inc.;
                                                       formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                    Senior Vice President (1999-
                                                  2002) of INVESCO Distributors,
                                                       Inc. and Formerly, Senior
                                                   Vice President of GT Global -
                                                      North America (1992-1998).

UNAUDITED

                                 POSITION(S) HELD                                       NUMBER OF
                                 WITH COMPANY, TERM                                     FUNDS IN THE  OTHER
                                 OF OFFICE AND                                          FUND COMPLEX  DIRECTORSHIPS
                                 LENGTH OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY   HELD BY
NAME, ADDRESS, AND AGE           SERVED*               DURING PAST FIVE YEARS*          DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard W. Healey                Director (since        Senior Vice President of         39                 Director of
4350 South Monaco Street         2000)                      INVESCO Funds Group,                          INVESCO Funds
Denver, Colorado                                     Inc,; Senior Vice President                        Group, Inc. and
                                                        of INVESCO Distributors,                           INVESCO Dis-
Age:  48                                              Inc. Formerly, Senior Vice                        tributors, Inc.
                                                        President of GT Global -
                                                          North America (1996 to
                                                       1998) and The Boston Com-
                                                            pany (1993 to 1996).

Glen A. Payne                    Secretary                Senior Vice President,
4350 South Monaco                                  General Counsel and Secretary
Street Denver, Colorado                            of INVESCO Funds Group, Inc.;
                                                          Senior Vice President,
Age:  55                                           Secretary and General Counsel
                                                   of INVESCO Distributors, Inc.
                                                  Formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund;
                                                      General Counsel of INVESCO
                                                   Trust Company (1989 to 1998);
                                                  and employee of a U.S. regula-
                                                   tory agency, Washington, D.C.
                                                                 (1973 to 1989).

Ronald L. Grooms                 Chief Accounting      Senior Vice President and                     Director of INVESCO
4350 South Monaco Street         Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc. and
Denver, Colorado                 Financial Officer  Group, Inc.; and Senior Vice                   INVESCO Distributors,
                                 and Treasurer        President and Treasurer of                                    Inc.
Age:  56                                              INVESCO Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                   Accounting Officer of INVESCO
                                                    Global Health Sciences Fund;
                                                   and Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                     Director of INVESCO
4350 South Monaco Street                                  Assistant Secretary of                   Funds Group, Inc. and
Denver, Colorado                                  INVESCO Funds Group, Inc.; and                   INVESCO Distributors,
                                                       Senior Vice President and                                    Inc.
Age: 46                                                   Assistant Secretary of
                                                      INVESCO Distributors, Inc.
                                                      Formerly, Trust Officer of
                                                     INVESCO Trust Company (1995
                                                                       to 1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Secretary            Treasurer of INVESCO Funds
Denver, Colorado                                      Group, Inc.; and Assistant
                                                            Treasurer of INVESCO
Age:  42                                            Distributors, Inc. Formerly,
                                                  Assistant Vice President (1996
                                                                       to 1997).

Tane T. Tyler                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary (since      General Counsel of INVESCO
Denver, Colorado                2002)                          Funds Group, Inc.

Age:  37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A739  900422  1/03

                                                                     APPENDIX IX

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TELECOMMUNICATIONS FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                          6.69%
--------------------------------------------------------------------------------
3 years                                       (44.01%)
--------------------------------------------------------------------------------
Since inception (9/99)                        (26.04%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Integrated Telecommunications
               Services.........................25.40%
            Communications Equipment............18.71%
            Wireless Telecommunications
               Services.........................16.59%
            Cable & Satellite Operators..........9.46%
            Networking Equipment.................3.53%
            Broadcasting - Radio/TV..............3.45%
            Application Software.................3.17%
            Semiconductors.......................3.03%
            Investment Companies ................1.96%
            Electronic Equipment
               Manufacturers.....................1.52%
            Other Industries.....................3.78%
            Net Cash & Cash Equivalents..........9.40%

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - TELECOMMUNICATIONS FUND     S&P 500 INDEX(R)(2)     MSCI-EAFE INDEX(2)
9/99  $10,000                           $10,000                 $10,000
6/00  $18,230                           $11,438                 $11,243
6/01  $ 8,034                           $ 9,743                 $ 8,621
6/02  $ 2,999                           $ 7,991                 $ 7,826
6/03  $ 3,199                           $ 8,011                 $ 7,352

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALASIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECT IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING POLITICAL UNCERTAINTY AND CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN SECURITIES REGULATION AND ACCOUNTING PRACTICES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
BRIAN HAYWARD, CFA
Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

MEET THE NEW MANAGER
EFFECTIVE 7/1/03
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
89.49  COMMON STOCKS
3.17   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                            UK                  29,570         $     709,680
       Software HOLDRs Trust(b)                                                     11,400               360,012
=================================================================================================================
                                                                                                       1,069,692
3.45   BROADCASTING -- RADIO/TV
       Clear Channel Communications(a)                                              12,200               517,158
       Univision Communications Class A Shrs(a)                                     21,200               644,480
=================================================================================================================
                                                                                                       1,161,638
9.46   CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)(c)                                              24,551               740,949
       Cox Communications Class A Shrs(a)                                           17,300               551,870
       EchoStar Communications Class A Shrs(a)                                      35,100             1,215,162
       Liberty Media Series A Shrs(a)                                               58,600               677,416
=================================================================================================================
                                                                                                       3,185,397
18.71  COMMUNICATIONS EQUIPMENT
       Advanced Fibre Communications(a)                                              4,900                79,723
       Alcatel Sponsored ADR Representing Ord Shrs(a)           FR                  49,600               443,920
       Comverse Technology(a)                                                       21,100               317,133
       Corning Inc(a)                                                               71,200               526,168
       Ericsson LM Telephone Sponsored ADR
         Representing 10 Series B Shrs(a)                       SW                  22,100               234,923
       JDS Uniphase(a)                                                              63,200               221,832
       Lucent Technologies(a)                                                      129,500               262,885
       Motorola Inc                                                                 35,300               332,879
       Nokia Corp Sponsored ADR Representing Ord Shrs(c)        FI                  66,620             1,094,567
       Nortel Networks(a)                                       CA                 132,100               356,670
       QUALCOMM Inc                                                                 11,100               396,825
       Telecom HOLDRs Trust(b)                                                      62,000             1,694,460
       UTStarcom Inc(a)                                                              9,600               341,472
=================================================================================================================
                                                                                                       6,303,457
1.52   ELECTRONIC EQUIPMENT MANUFACTURERS
       Garmin Ltd(a)                                            CJ                   3,900               155,493
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(d)  KS                   2,400               357,000
=================================================================================================================
                                                                                                         512,493
25.40  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                                  15,400               742,588

-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       AT&T Corp                                                                    11,700         $     225,225
       BCE Inc(e)                                               CA                  30,400               694,921
       BellSouth Corp(c)                                                            23,960               638,055
       CenturyTel Inc                                                               21,400               745,790
       Deutsche Telekom AG(a)                                   GM                  54,900               837,860
       France Telecom SA(a)                                     FR                  23,200               569,067
       KT Corp Sponsored ADR Representing 1/2 Ord Shr           KS                  16,700               329,157
       Portugal Telecom SGPS SA Sponsored ADR
         Representing Ord Shrs                                  PO                  64,000               456,960
       Qwest Communications International(a)                                        97,200               464,616
       SBC Communications(c)                                                        23,740               606,557
       Sprint Corp                                                                  29,500               424,800
       Telecom Corp of New Zealand Ltd(e)                       NZ                  54,800               168,113
       Telecom Italia SpA(e)                                    IT                  32,300               292,282
       Telefonica SA(a)                                         SP                  23,900               277,475
       Telefonos de Mexico SA de CV Sponsored ADR
         Representing 20 Series L Shrs                          MX                   5,800               182,236
       Telstra Ltd                                              AS                  55,900               164,953
       Verizon Communications(c)                                                    18,700               737,715
=================================================================================================================
                                                                                                       8,558,370
0.68   INTERNET RETAIL
       eBay Inc(a)                                                                   2,200               229,196
=================================================================================================================
0.73   INTERNET SOFTWARE & SERVICES
       Yahoo! Inc(a)                                                                 7,500               245,700
=================================================================================================================
1.96   INVESTMENT COMPANIES
       NASDAQ-100 Trust Series 1 Shrs(a)                                            22,000               658,900
=================================================================================================================
1.33   MOVIES & ENTERTAINMENT
       Viacom Inc Class B Shrs(a)                                                   10,300               449,698
=================================================================================================================
3.46   NETWORKING EQUIPMENT
       Avaya Inc(a)                                                                  9,000                58,140
       Cisco Systems(a)(c)                                                          46,280               772,413
       Juniper Networks(a)(f)                                                       27,100               335,227
=================================================================================================================
                                                                                                       1,165,780
3.03   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                                70,400               164,032
       Applied Micro Circuits(a)                                                    14,700                88,935
       Semiconductor HOLDRs Trust(b)(e)                                             13,100               371,123
       Skyworks Solutions(a)                                                        20,800               140,816
       Texas Instruments                                                            14,500               255,200
=================================================================================================================
                                                                                                       1,020,106
16.59  WIRELESS TELECOMMUNICATION SERVICES
       America Movil SA de CV Sponsored ADR Representing 20
         Series L Shrs                                          MX                  11,900               223,125
       AT&T Wireless Services(a)                                                   158,700             1,302,927
       Commonwealth Telephone Enterprises(a)                                         1,300                57,161

-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Nextel Communications Class A Shrs(a)(f)                                     96,000         $   1,735,680
       Nextel Partners Class A Shrs(a)                                               7,900                57,670
       Orange SA(a)                                             FR                   9,000                79,891
       SK Telecom Ltd Sponsored ADR Representing 1/9 Ord Shr    KS                   7,500               141,450
       Sprint Corp-PCS Group Series 1 Shrs(a)                                       95,600               549,700
       Telecom Italia Mobile SpA(e)                             IT                  32,210               158,680
       Vodafone Group PLC Sponsored ADR Representing 10
         Ord Shrs                                               UK                  65,232             1,281,809
=================================================================================================================
                                                                                                       5,588,093
       TOTAL COMMON STOCKS (COST $26,911,037)                                                         30,148,520
=================================================================================================================
1.04   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(g)(j) (Cost $978,834)                                                   351,398
=================================================================================================================
19.64  SHORT-TERM INVESTMENTS
4.42   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve Fund(h)(i), 1.047%
         (Cost $1,488,724)                                                       1,488,724             1,488,724
=================================================================================================================
15.22  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $5,126,154 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $5,365,418)
         (Cost $5,126,000)                                                   $   5,126,000             5,126,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $6,614,724)                                                  6,614,724
=================================================================================================================
0.07   OPTIONS PURCHASED -- PUTS
0.07   NETWORKING EQUIPMENT
       Juniper Networks, 10/18/2003, $12.50 (Cost $20,128)                             136                23,460
=================================================================================================================
110.24  TOTAL INVESTMENTS AT VALUE
        (COST $34,524,723)                                                                            37,138,102
=================================================================================================================
(10.24) OTHER ASSETS LESS LIABILITIES                                                                 (3,448,637)
=================================================================================================================
100.00  NET ASSETS AT VALUE                                                                        $  33,689,465
=================================================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts

(c) A portion of the security has been designated as collateral for remaining commitments to purchase additional interests in BlueStream Ventures LP.

(d) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(e) Loaned Security, a portion or all of the security is on loan at June 30, 2003.

(f)  Securities are pledged with broker as collateral for written options.

(g) The Fund has remaining commitments of $843,750, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(h) The security is purchased with the cash collateral received from securities on loan (Note 5).

(i)  Security is an affiliated company (Note 4).

(j)  The following is a restricted and illi quid security at June 30, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                         % OF
                                       ACQUISITION  ACQUISITION    NET ASSETS
DESCRIPTION                                DATE(S)        COSTS      AT VALUE
--------------------------------------------------------------------------------
BlueStream Ventures LP              8/3/00-12/9/02  $   978,834         1.04%
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY
                                                                % OF
                                              COUNTRY     NET ASSETS
COUNTRY                                          CODE       AT VALUE            VALUE
--------------------------------------------------------------------------------------
Australia                                          AS          0.49%    $      164,953
Canada                                             CA          3.12          1,051,591
Cayman Islands                                     CJ          0.46            155,493
Finland                                            FI          3.25          1,094,567
France                                             FR          3.24          1,092,878
Germany                                            GM          2.49            837,860
Italy                                              IT          1.34            450,962
South Korea                                        KS          2.46            827,607
Mexico                                             MX          1.20            405,361
New Zealand                                        NZ          0.50            168,113
Portugal                                           PO          1.36            456,960
Spain                                              SP          0.82            277,475
Sweden                                             SW          0.70            234,923
United Kingdom                                     UK          5.91          1,991,489
United States                                                 82.90         27,927,870
Other Assets Less Liabilities                                (10.24)        (3,448,637)
=======================================================================================
                                                             100.00%    $   33,689,465
=======================================================================================

OPTIONS CONTRACTS

                                 NUMBER OF      EXPIRATION     EXERCISE     PREMIUM
                                 CONTRACTS           DATES        PRICE    RECEIVED      VALUE
----------------------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
Juniper Networks                     (136)         1/17/04    $   20.00  $   11,287 $  (4,760)
Nextel Communications                (214)         8/16/03        17.50       6,326   (40,125)
==============================================================================================
TOTAL OPTIONS WRITTEN                                                    $   17,613 $ (44,885)
==============================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                                 $    34,524,723
================================================================================
  At Value(a)(b)                                                $    37,138,102
Cash                                                                      1,585
Foreign Currency (Cost $6,282)                                            6,302
Receivables:
  Fund Shares Sold                                                       20,669
  Dividends and Interest                                                 24,600
Prepaid Expenses and Other Assets                                         1,015
================================================================================
TOTAL ASSETS                                                         37,192,273
================================================================================
LIABILITIES
Options Written at Value (Premiums Received $17,613)                    44,885
Payables:
  Investment Securities Purchased                                    1,697,548
  Fund Shares Repurchased                                              260,453
  Securities Loaned                                                  1,488,724
Accrued Expenses and Other Payables                                     11,198
================================================================================
TOTAL LIABILITIES                                                    3,502,808
================================================================================
NET ASSETS AT VALUE                                             $   33,689,465
================================================================================
NET ASSETS
Paid-in Capital(c)                                              $  270,945,154
Accumulated Undistributed Net Investment Loss                          (20,823)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency Transactions
  and Option Contracts                                            (239,820,926)
Net Appreciation of Investment Securities, Foreign
  Currency Transactions and Option Contracts                         2,586,060
================================================================================
NET ASSETS AT VALUE                                             $   33,689,465
================================================================================
Shares Outstanding                                                  10,575,158
NET ASSET VALUE, Offering and Redemption Price per Share        $         3.19
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $5,126,000.

(b) Investment securities at cost and value at June 30, 2003 include $1,424,790 of securities loaned (Note 5).

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $       157,830
Interest                                                                 16,041
Securities Loaned Income                                                  1,375
  Foreign Taxes Withheld                                                (11,537)
================================================================================
  TOTAL INCOME                                                          163,709
================================================================================
EXPENSES
Investment Advisory Fees                                                105,742
Administrative Services Fees                                             42,362
Custodian Fees and Expenses                                               8,578
Directors' Fees and Expenses                                              5,245
Professional Fees and Expenses                                            9,771
Registration Fees and Expenses                                               26
Reports to Shareholders                                                   6,288
Transfer Agent Fees                                                       2,500
Other Expenses                                                            1,857
================================================================================
  TOTAL EXPENSES                                                        182,369
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser            (6,077)
  Fees and Expenses Paid Indirectly                                        (112)
================================================================================
     NET EXPENSES                                                       176,180
================================================================================
NET INVESTMENT LOSS                                                     (12,471)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                              (2,418,615)
  Foreign Currency Transactions                                          42,128
  Option Contracts                                                        6,350
================================================================================
     Total Net Realized Loss                                         (2,370,137)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                               6,320,253
  Foreign Currency Transactions                                         172,165
  Option Contracts                                                      (27,272)
================================================================================
     Total Change in Net Appreciation/Depreciation                    6,465,146
================================================================================
NET GAIN ON INVESTMENT SECURITIES, FOREIGN
  CURRENCY TRANSACTIONS AND OPTION CONTRACTS                          4,095,009
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                      $     4,082,538
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TELECOMMUNICATIONS FUND

                                                                SIX MONTHS                      YEAR
                                                                     ENDED                     ENDED
                                                                   JUNE 30               DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                                      2003                      2002
                                                                 UNAUDITED
OPERATIONS
Net Investment Loss                                          $     (12,471)            $     (33,916)
Net Realized Loss                                               (2,370,137)              (70,524,137)
Change in Net Appreciation/Depreciation                          6,465,146                35,103,841
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            4,082,538               (35,454,212)
=====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                   36,240,909               187,371,743
Amounts Paid for Repurchases of Shares                         (33,896,660)             (198,422,075)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                   2,344,249               (11,050,332)
=====================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                          6,426,787               (46,504,544)
NET ASSETS
Beginning of Period                                             27,262,678                73,767,222
=====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($20,823) and ($8,352),
  respectively)                                              $  33,689,465             $  27,262,678
=====================================================================================================

    --------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                     12,554,961                51,732,603
Shares Repurchased                                             (11,912,817)              (55,038,807)
=====================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                             642,144                (3,306,204)
=====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund (the "Fund", presented herein), Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $   36,293,298
                                                                 ==============

   Gross Tax Unrealized Appreciation                             $    2,993,550
   Gross Tax Unrealized Depreciation                                  2,148,746
                                                                 --------------

   Net Tax Appreciation on Investments                           $      844,804
                                                                 ==============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 captital losses at December 31, 2002, were $2,344,637.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2003, was as follows:

                                                         CALL OPTIONS              PUT OPTIONS
---------------------------------------------------------------------------------------------------
                                                    NUMBER        AMOUNT       NUMBER       AMOUNT
                                                OF OPTIONS   OF PREMIUMS   OF OPTIONS   OF PREMIUMS
---------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2002                 0   $         0            0    $       0
Options written                                       (699)       49,343          (90)       2,970
Options closed or expired                              349       (31,730)          90       (2,970)
Options outstanding at June 30, 2003                  (350)  $    17,613            0    $       0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2006 is $6,077.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $17,005,229 and $16,402,878, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $257, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities were $1,148.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               10,343,472   $  10,343,472    9,949,974    $  9,949,974       $      0     $  1,488,724

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2003, the Fund had on loan securities valued at $1,424,790, and the cash collateral of $1,488,724 has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received for the Fund, $1,375 was received from investments in INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                                                  PERIOD
                                                     ENDED                                                   ENDED
                                                   JUNE 30              YEAR ENDED DECEMBER 31         DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
                                                      2003          2002         2001         2000          1999(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period           $    2.74     $    5.57   $    12.11   $    16.45    $    10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                      (0.00)        (0.00)       (0.00)       (0.00)         0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                      0.45         (2.83)       (6.54)       (4.30)         6.45
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      0.45         (2.83)       (6.54)       (4.30)         6.45
===================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)               0.00          0.00         0.00         0.00          0.00
Distributions from Capital Gains                      0.00          0.00         0.00         0.04          0.00
===================================================================================================================
TOTAL DISTRIBUTIONS                                   0.00          0.00         0.00         0.04          0.00
===================================================================================================================
Net Asset Value -- End of Period                 $    3.19     $    2.74   $     5.57   $    12.11    $    16.45
===================================================================================================================

TOTAL RETURN(d)                                     16.42%(e)    (50.81%)     (54.00%)     (26.17%)      64.50%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $  33,689     $  27,263   $ 73,767     $  207,644    $  67,650
Ratio of Expenses to Average Net Assets(f)(g)        0.62%(e)      1.22%       1.09%         1.06%        1.27%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                             (0.04%)(e)    (0.08%)     (0.14%)       (0.16%)       0.11%(h)
Portfolio Turnover Rate                                63%(e)       149%         77%           51%         15%(e)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the six months ended June 30, 2003, the years ended December 31, 2002, 2001 and 2000 and the period ended December 31, 1999.

(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2003, the year ended December 31, 2000 and for the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64%, 1.06% and 1.28% (annualized), and ratio of net investment income (loss) to average net assets would have been (0.06%), (0.16%) and 0.10% (annualized), respectively.

(h)  Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S739   900486  7/03
I-VITEL-SAR-1

                                                                      APPENDIX X

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS*
                 OF AIM V.I. NEW TECHNOLOGY FUND AND INVESCO VIF
            TELECOMMUNICATIONS FUND INTO INVESCO VIF TECHNOLOGY FUND
                                  JUNE 30, 2003
                                   (UNAUDITED)

                   SHARES                                                                      MARKET VALUE
-------------------------------------------------                           --------------------------------------------------------
   AIM       INVESCO     INVESCO      INVESCO                                    AIM        INVESCO       INVESCO       INVESCO
V.I. NEW    VIF TELE-      VIF          VIF                                   V.I. NEW     VIF TELE-        VIF           VIF
TECHNOLOGY  COMMUNI-   TECHNOLOGY    TECHNOLOGY                               TECHNOLOGY    COMMUNI-     TECHNOLOGY    TECHNOLOGY
  FUND       CATIONS      FUND         FUND                                     FUND        CATIONS         FUND          FUND
              FUND                   PRO FORMA                                                FUND                     PRO FORMA
                                     COMBINING                                                                         COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  COMMON STOCKS & OTHER
                                                  EQUITY INTERESTS- 93.01%
                                                  AEROSPACE &
                                                  DEFENSE- 0.09%
                                                  Engineered Support
    2,300           --           --        2,300  Systems, Inc.               $    96,255  $         --  $         --  $     96,255
------------------------------------------------------------------------------------------------------------------------------------
                                                  L-3 Communications
    1,800           --           --        1,800  Holdings, Inc.     (a)           78,282            --            --        78,282
====================================================================================================================================
                    --           --                                               174,537            --            --       174,537
====================================================================================================================================

                                                  APPLICATION
                                                  SOFTWARE- 8.38%
                                                  Amdocs Ltd.
    9,400       29,570       79,480      118,450  (United Kingdom)   (a)          225,600       709,680     1,907,520     2,842,800
------------------------------------------------------------------------------------------------------------------------------------
       --           --       26,500       26,500  Autodeck Inc.                        --            --       428,240       428,240
------------------------------------------------------------------------------------------------------------------------------------
       --           --      160,400      160,400  BEA Systems        (a)               --            --     1,741,944     1,741,944
------------------------------------------------------------------------------------------------------------------------------------
                                                  Business Objects
       --           --       26,300       26,300  S.A.-ADR           (a)               --            --       577,285       577,285
------------------------------------------------------------------------------------------------------------------------------------
                                                  Check Point
                                                  Software
       --           --       70,600       70,600  Technologies Ltd.  (a)               --            --     1,380,230     1,380,230
------------------------------------------------------------------------------------------------------------------------------------
                                                  Cognos, Inc.
    3,100           --       30,400       33,500  (Canada)           (a)           83,700            --       820,800       904,500
------------------------------------------------------------------------------------------------------------------------------------
    8,600           --           --        8,600  Documentum, Inc.   (a)          169,162            --            --       169,162
------------------------------------------------------------------------------------------------------------------------------------
    2,600           --           --        2,600  FileNet Corp.      (a)           46,904            --            --        46,904
------------------------------------------------------------------------------------------------------------------------------------
    1,500           --       26,300       27,800  Intuit Inc.        (a)           66,795            --     1,171,139     1,237,934
------------------------------------------------------------------------------------------------------------------------------------
    6,000           --       15,300       21,300  Macromedia, Inc.   (a)          126,240            --       321,912       448,152
------------------------------------------------------------------------------------------------------------------------------------
                                                  Mercury
    5,900           --       46,600       52,500  Interactive Corp.  (a)          227,799            --     1,799,226     2,027,025
------------------------------------------------------------------------------------------------------------------------------------
       --           --        7,500        7,500  SAP AG-ADR                           --            --       219,150       219,150
------------------------------------------------------------------------------------------------------------------------------------
       --           --       91,200       91,200  Siebel Systems     (a)               --            --       870,048       870,048
------------------------------------------------------------------------------------------------------------------------------------
       --       11,400       40,200       51,600  Software HOLDRs Trust                --       360,012     1,269,516     1,629,528
------------------------------------------------------------------------------------------------------------------------------------
       --           --        7,400        7,400  Synopsys Inc.      (a)               --            --       457,690       457,690
------------------------------------------------------------------------------------------------------------------------------------
                                                  Verint Systems
    6,300           --                     6,300  Inc.               (a)          160,083            --            --       160,083
------------------------------------------------------------------------------------------------------------------------------------
       --           --       36,100       36,100  Verity Inc.        (a)               --            --       457,026       457,026
====================================================================================================================================
                                                                                1,106,283     1,069,692    13,421,726    15,597,701
====================================================================================================================================

                                                  AUTO PARTS &
                                                  EQUIPMENT- 0.09%
    5,500           --           --        5,500  Gentex Corp.       (a)          168,355            --            --       168,355
====================================================================================================================================

                                                  BIOTECHNOLOGY- 1.39%
       --           --       13,900       13,900  Amgen Inc.         (a)               --            --       923,516       923,516
------------------------------------------------------------------------------------------------------------------------------------
                                                  Charles River
                                                  Laboratories
    1,800           --           --        1,800  International, Inc.(a)           57,924            --            --        57,924
------------------------------------------------------------------------------------------------------------------------------------
       --           --       10,100       10,100  Genentech Inc.     (a)               --            --       728,412       728,412
------------------------------------------------------------------------------------------------------------------------------------
                                                  Gilead Sciences,
    9,500           --           --        9,500  Inc.               (a)          528,010            --            --       528,010
------------------------------------------------------------------------------------------------------------------------------------
                                                  IDEC Pharmaceuticals
    1,400           --           --        1,400  Corp.              (a)           47,600            --            --        47,600
------------------------------------------------------------------------------------------------------------------------------------
                                                  IDEXX
    3,000           --           --        3,000  Laboratories, Inc. (a)          101,040            --            --       101,040
------------------------------------------------------------------------------------------------------------------------------------
                                                  OraSure
    9,400           --           --        9,400  Technologies, Inc. (a)           70,124            --            --        70,124
------------------------------------------------------------------------------------------------------------------------------------
                                                  PRAECIS
                                                  Pharmaceuticals
   17,300           --           --       17,300  Inc.               (a)           84,770            --            --        84,770
------------------------------------------------------------------------------------------------------------------------------------
      900           --           --          900  Trimeris, Inc.     (a)           41,112            --            --        41,112
====================================================================================================================================
                                                                                  930,580            --     1,651,928     2,582,508
====================================================================================================================================

                                                  BROADCASTING &
                                                  CABLE TV- 0.71%
                                                  Clear Channel
       --       12,200           --       12,200  Communications     (a)               --       517,158            --       517,158
------------------------------------------------------------------------------------------------------------------------------------
   12,900           --           --       12,900  TiVo Inc.          (a)          157,122            --            --       157,122
------------------------------------------------------------------------------------------------------------------------------------
                                                  Univision
                                                  Communications-
       --       21,200           --       21,200  Class A            (a)               --       644,480            --       644,480
====================================================================================================================================
                                                                                  157,122     1,161,638            --     1,318,760
====================================================================================================================================

                                                  CABLE & SATELLITE
                                                  OPERATORS- 2.04%
                                                  Comcast Corp.-
       --       24,551       20,000       44,551  Class A            (a)(b)            --       740,949       603,600     1,344,549
------------------------------------------------------------------------------------------------------------------------------------
                                                  Cox Communications-
       --       17,300           --       17,300  Class A            (a)               --       551,870            --       551,870
------------------------------------------------------------------------------------------------------------------------------------
                                                  EchoStar Communications-
       --       35,100           --       35,100  Class A            (a)               --     1,215,162            --     1,215,162
------------------------------------------------------------------------------------------------------------------------------------
                                                  Liberty Media-
       --       58,600           --       58,600  Series A           (a)               --       677,416            --       677,416
====================================================================================================================================
                                                                                       --     3,185,397       603,600     3,788,997
====================================================================================================================================

                                                  COMMUNICATIONS
                                                  EQUIPMENT- 9.83%
                                                  ADC
       --           --      202,900      202,900  Telecommunications (a)               --            --       472,351       472,351
------------------------------------------------------------------------------------------------------------------------------------
                                                  Advanced Fibre
                                                  Communications,
    8,300        4,900       10,400       23,600  Inc.               (a)          135,041        79,723       169,208       383,972
------------------------------------------------------------------------------------------------------------------------------------
                                                  Alcatel -ADR
       --       49,600      117,300      166,900  (France)           (a)               --       443,920     1,049,835     1,493,755
------------------------------------------------------------------------------------------------------------------------------------
       --       21,100           --       21,100  Comverse Technology(a)               --       317,133            --       317,133
------------------------------------------------------------------------------------------------------------------------------------
       --           --       39,800       39,800  CIENA Corp.        (a)               --            --       206,562       206,562
------------------------------------------------------------------------------------------------------------------------------------
                                                  Cisco Systems,
   17,500           --           --       17,500  Inc.               (a)          292,075            --            --       292,075
------------------------------------------------------------------------------------------------------------------------------------
       --       71,200      102,000      173,200  Corning Inc.       (a)               --       526,168       753,780     1,279,948
------------------------------------------------------------------------------------------------------------------------------------
                                                  Ericsson LM
                                                  Telephone-ADR
       --       22,100           --       22,100  (Sweden)           (a)               --       234,923            --       234,923
------------------------------------------------------------------------------------------------------------------------------------
       --       63,200       69,300      132,500  JDS Uniphase       (a)               --       221,832       243,243       465,075
------------------------------------------------------------------------------------------------------------------------------------
       --      129,500      305,700      435,200  Lucent Technologies(a)               --       262,885       620,571       883,456
------------------------------------------------------------------------------------------------------------------------------------
                                                  McDATA Corp.-
    3,800           --       68,200       72,000  Class A            (a)           55,746            --     1,000,494     1,056,240
------------------------------------------------------------------------------------------------------------------------------------
       --       35,300       34,900       70,200  Motorola Inc.                        --       332,879       329,107       661,986
------------------------------------------------------------------------------------------------------------------------------------
                                                  NetScreen
   10,600           --           --       10,600  Technologies, Inc. (a)          239,030            --            --       239,030
------------------------------------------------------------------------------------------------------------------------------------
                                                  Nokia Oyj-ADR
   12,200       66,620      119,900      198,720  (Finland)          (b)          200,446     1,094,567     1,969,957     3,264,970
------------------------------------------------------------------------------------------------------------------------------------
                                                  Nortel Networks
       --      132,100      312,700      444,800  (Canada)           (a)               --       356,670       844,290     1,200,960
------------------------------------------------------------------------------------------------------------------------------------

                   SHARES                                                                      MARKET VALUE
-------------------------------------------------                           --------------------------------------------------------
   AIM       INVESCO     INVESCO      INVESCO                                    AIM        INVESCO       INVESCO       INVESCO
V.I. NEW    VIF TELE-      VIF          VIF                                   V.I. NEW     VIF TELE-        VIF           VIF
TECHNOLOGY  COMMUNI-   TECHNOLOGY    TECHNOLOGY                               TECHNOLOGY    COMMUNI-     TECHNOLOGY    TECHNOLOGY
  FUND       CATIONS      FUND         FUND                                     FUND        CATIONS         FUND          FUND
              FUND                   PRO FORMA                                                FUND                     PRO FORMA
                                     COMBINING                                                                         COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  COMMUNICATIONS
                                                  EQUIPMENT-(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
    8,400       11,100       20,650       40,150  QUALCOMM Inc.               $   300,300  $    396,825  $    738,238  $  1,435,363
------------------------------------------------------------------------------------------------------------------------------------
    7,200           --           --        7,200  SafeNet, Inc.      (a)          201,456            --            --       201,456
------------------------------------------------------------------------------------------------------------------------------------
                                                  Telecom HOLDRs
       --       62,000           --       62,000  Trust                                --     1,694,460            --     1,694,460
------------------------------------------------------------------------------------------------------------------------------------
   11,700        9,600       49,000       70,300  UTStarcom, Inc.    (a)          416,169       341,472     1,742,930     2,500,571
====================================================================================================================================
                                                                                1,840,263     6,303,457    10,140,566    18,284,286
====================================================================================================================================

                                                  COMPUTER HARDWARE- 4.78%
       --           --       37,100       37,100  Apple Computer     (a)               --            --       709,352       709,352
------------------------------------------------------------------------------------------------------------------------------------
                                                  Dell Computer
   17,400           --      120,900      138,300  Corp.              (a)          556,104            --     3,863,964     4,420,068
------------------------------------------------------------------------------------------------------------------------------------
                                                  Hewlett-Packard
    7,100           --       64,200       71,300  Co.                             151,230            --     1,367,460     1,518,690
------------------------------------------------------------------------------------------------------------------------------------
                                                  International
       --           --       26,100       26,100  Business Machines                    --            --     2,153,250     2,153,250
------------------------------------------------------------------------------------------------------------------------------------
                                                  Pinnacle Systems,
    8,300           --           --        8,300  Inc.               (a)           88,810            --            --        88,810
====================================================================================================================================
                                                                                  796,144            --     8,094,026     8,890,170
====================================================================================================================================

                                                  COMPUTER STORAGE &
                                                  PERIPHERALS- 4.93%
   13,400           --      288,100      301,500  EMC Corp.          (a)          140,298            --     3,016,407     3,156,705
------------------------------------------------------------------------------------------------------------------------------------
       --           --       45,900       45,900  Exmulex Corp.      (a)               --            --     1,045,143     1,045,143
------------------------------------------------------------------------------------------------------------------------------------
                                                  Hutchinson
    3,400           --           --        3,400  Technology Inc.    (a)          111,826            --            --       111,826
------------------------------------------------------------------------------------------------------------------------------------
    3,200           --           --        3,200  Imation Corp.                   121,024            --            --       121,024
------------------------------------------------------------------------------------------------------------------------------------
                                                  Lexmark International-
       --           --       15,500       15,500  Class A            (a)               --            --     1,096,935     1,096,935
------------------------------------------------------------------------------------------------------------------------------------
       --           --      129,800      129,800  Network Appliance  (a)               --            --     2,104,058     2,104,058
------------------------------------------------------------------------------------------------------------------------------------
                                                  Overland Storage,
    2,100           --           --        2,100  Inc.               (a)           42,714            --            --        42,714
------------------------------------------------------------------------------------------------------------------------------------
    6,200           --           --        6,200  SanDisk Corp.      (a)          250,170            --            --       250,170
------------------------------------------------------------------------------------------------------------------------------------
       --           --       54,000       54,000  Seagate Technology (a)               --            --       953,100       953,100
------------------------------------------------------------------------------------------------------------------------------------
                                                  Storage Technology
    3,300           --           --        3,300  Corp.              (a)           84,942            --            --        84,942
------------------------------------------------------------------------------------------------------------------------------------
    8,900           --           --        8,900  Synaptics Inc.     (a)          119,794            --            --       119,794
------------------------------------------------------------------------------------------------------------------------------------
                                                  Western Digital
    7,700           --           --        7,700  Corp.              (a)           79,310            --            --        79,310
====================================================================================================================================
                                                                                  950,078            --     8,215,643     9,165,721
====================================================================================================================================

                                                  CONSUMER
                                                  ELECTRONICS- 0.26%
                                                  Garmin Ltd.
    1,700        3,900        2,700        8,300  (Cayman Islands)   (a)           67,779       155,493       107,649       330,921
------------------------------------------------------------------------------------------------------------------------------------
                                                  Harman
                                                  International
    2,000           --           --        2,000  Industries, Inc.                158,280            --            --       158,280
====================================================================================================================================
                                                                                  226,059       155,493       107,649       489,201
====================================================================================================================================

                                                  DATA PROCESSING &
                                                  OUTSOURCED SERVICES- 2.58%
                                                  Affiliated
                                                  Computer Services,
    6,000           --           --        6,000  Inc.-Class A       (a)          274,380            --            --       274,380
------------------------------------------------------------------------------------------------------------------------------------
                                                  eSpeed, Inc.-
    4,800           --           --        4,800  Class A            (a)           94,848            --            --        94,848
------------------------------------------------------------------------------------------------------------------------------------
       --           --       50,200       50,200  First Data                           --            --     2,080,288     2,080,288
------------------------------------------------------------------------------------------------------------------------------------
       --           --       29,050       29,050  Fiserv Inc.        (a)               --            --     1,034,470     1,034,470
------------------------------------------------------------------------------------------------------------------------------------
    1,600           --           --        1,600  Global Payments Inc.             56,800            --            --        56,800
------------------------------------------------------------------------------------------------------------------------------------
    4,300           --       38,600       42,900  Paychex, Inc.                   126,033            --     1,131,366     1,257,399
====================================================================================================================================
                                                                                  552,061            --     4,246,124     4,798,185
====================================================================================================================================

                                                  DIVERSIFIED COMMERCIAL
                                                  SERVICES- 0.58%
       --           --       38,600       38,600  CheckFree Corp.    (a)               --            --     1,074,624     1,074,624
====================================================================================================================================

                                                  ELECTRONIC EQUIPMENT
                                                  MANUFACTURERS- 3.06%
       --           --       55,100       55,100  Celestica Inc.     (a)               --            --       868,376       868,376
------------------------------------------------------------------------------------------------------------------------------------
    5,400           --           --        5,400  Daktronics, Inc.   (a)           88,290            --            --        88,290
------------------------------------------------------------------------------------------------------------------------------------
                                                  Flextronics
       --           --      145,400      145,400  International Ltd. (a)               --            --     1,510,706     1,510,706
------------------------------------------------------------------------------------------------------------------------------------
       --           --       55,700       55,700  Jabil Circuit      (a)               --            --     1,230,970     1,230,970
------------------------------------------------------------------------------------------------------------------------------------
    2,600           --           --        2,600  Itron, Inc.        (a)           56,056            --            --        56,056
------------------------------------------------------------------------------------------------------------------------------------
    6,200           --           --        6,200  OSI Systems, Inc.  (a)           99,572            --            --        99,572
------------------------------------------------------------------------------------------------------------------------------------
                                                  Samsung Electronics
                                                  Ltd.-GDR (South
       --        2,400        6,100        8,500  Korea)             (c)               --       357,000       907,375     1,264,375
------------------------------------------------------------------------------------------------------------------------------------
       --           --       42,300       42,300  Sanmina-SCI Corp.  (a)               --            --       266,913       266,913
------------------------------------------------------------------------------------------------------------------------------------
       --           --       14,700       14,700  Thermo Electron    (a)               --            --       308,994       308,994
====================================================================================================================================
                                                                                  243,918       357,000     5,093,334     5,694,252
====================================================================================================================================

                                                  ELECTRONIC MANUFACTURING
                                                  SERVICES- 0.10%
                                                  Trimble Navigation
    8,200           --           --        8,200  Ltd.               (a)          188,026            --            --       188,026
====================================================================================================================================


                                                  HEALTH CARE
                                                  EQUIPMENT- 0.55%
                                                  ALARIS Medical
    4,000           --           --        4,000  Systems, Inc.      (a)           51,800            --            --        51,800
------------------------------------------------------------------------------------------------------------------------------------
                                                  Boston Scientific
    4,600           --           --        4,600  Corp.              (a)          281,060            --            --       281,060
------------------------------------------------------------------------------------------------------------------------------------
                                                  Cardiac Science,
   36,900           --           --       36,900  Inc.               (a)           98,892            --            --        98,892
------------------------------------------------------------------------------------------------------------------------------------
                                                  Varian Medical
       --           --       10,300       10,300  Systems            (a)               --            --       592,971       592,971
====================================================================================================================================
                                                                                  431,752            --       592,971     1,024,723
====================================================================================================================================

                                                  HEALTH CARE
                                                  SERVICES- 0.15%
                                                  Accredo Health,
    1,400           --           --        1,400  Inc.               (a)           30,520            --            --        30,520
------------------------------------------------------------------------------------------------------------------------------------
                                                  Dendrite
    3,400           --           --        3,400  International, Inc.(a)           43,792            --            --        43,792
------------------------------------------------------------------------------------------------------------------------------------

                   SHARES                                                                      MARKET VALUE
-------------------------------------------------                           --------------------------------------------------------
   AIM       INVESCO     INVESCO      INVESCO                                    AIM        INVESCO       INVESCO       INVESCO
V.I. NEW    VIF TELE-      VIF          VIF                                   V.I. NEW     VIF TELE-        VIF           VIF
TECHNOLOGY  COMMUNI-   TECHNOLOGY    TECHNOLOGY                               TECHNOLOGY    COMMUNI-     TECHNOLOGY    TECHNOLOGY
  FUND       CATIONS      FUND         FUND                                     FUND        CATIONS         FUND          FUND
              FUND                   PRO FORMA                                                FUND                     PRO FORMA
                                     COMBINING                                                                         COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  HEALTH CARE
                                                  SERVICES-(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Laboratory Corp.
                                                  of America
    2,900           --           --        2,900  Holdings           (a)      $    87,435  $         --  $         --  $     87,435
------------------------------------------------------------------------------------------------------------------------------------
                                                  Quest Diagnostics
    1,900           --           --        1,900  Inc.               (a)          121,220            --            --       121,220
====================================================================================================================================
                                                                                  282,967            --            --       282,967
====================================================================================================================================

                                                  HEALTH CARE
                                                  SUPPLIES- 0.11%
                                                  Fisher Scientific
    4,300           --           --        4,300  International Inc. (a)          150,070            --            --       150,070
------------------------------------------------------------------------------------------------------------------------------------
    1,600           --           --        1,600  ICU Medical, Inc.  (a)           49,840            --            --        49,840
====================================================================================================================================
                                                                                  199,910            --            --       199,910
====================================================================================================================================

                                                  HOME ENTERTAINMENT
                                                  SOFTWARE- 0.05%
                                                  Take-Two Interactive
    1,600           --           --        1,600  Software, Inc.     (a)           45,344            --            --        45,344
------------------------------------------------------------------------------------------------------------------------------------
    2,700           --           --        2,700  THQ Inc.           (a)           48,600            --            --        48,600
====================================================================================================================================
                                                                                   93,944            --            --        93,944
====================================================================================================================================

                                                  INTEGRATED
                                                  TELECOMMUNICATION
                                                  SERVICES- 4.82%
       --       15,400           --       15,400  ALLTEL Corp.                         --       742,588            --       742,588
------------------------------------------------------------------------------------------------------------------------------------
       --       11,700           --       11,700  AT&T Corp.                           --       225,225            --       225,225
------------------------------------------------------------------------------------------------------------------------------------
       --       30,400           --       30,400  BCE Inc. (Canada)  (d)               --       694,921            --       694,921
------------------------------------------------------------------------------------------------------------------------------------
       --       23,960           --       23,960  BellSouth Corp.    (b)               --       638,055            --       638,055
------------------------------------------------------------------------------------------------------------------------------------
       --       21,400           --       21,400  CenturyTel Inc.                      --       745,790            --       745,790
------------------------------------------------------------------------------------------------------------------------------------
                                                  Deutsche Telekom
       --       54,900           --       54,900  A.G. (Germany)     (a)               --       837,860            --       837,860
------------------------------------------------------------------------------------------------------------------------------------
                                                  France Telecom
       --       23,200           --       23,200  S.A. (France)      (a)               --       569,067            --       569,067
------------------------------------------------------------------------------------------------------------------------------------
                                                  KT Corp.-ADR
       --       16,700           --       16,700  (South Korea)                        --       329,157            --       329,157
------------------------------------------------------------------------------------------------------------------------------------
                                                  Portugal Telecom
                                                  SGPS S.A.-ADR
       --       64,000           --       64,000  (Portugal)                           --       456,960            --       456,960
------------------------------------------------------------------------------------------------------------------------------------
                                                  Qwest
                                                  Communications
       --       97,200           --       97,200  International      (a)               --       464,616            --       464,616
------------------------------------------------------------------------------------------------------------------------------------
       --       23,740        7,700       31,440  SBC Communications (b)               --       606,557       196,735       803,292
------------------------------------------------------------------------------------------------------------------------------------
       --       29,500           --       29,500  Sprint Corp.                         --       424,800            --       424,800
------------------------------------------------------------------------------------------------------------------------------------
                                                  Telecom Corp. (New
       --       54,800           --       54,800  Zealand)           (d)               --       168,113            --       168,113
------------------------------------------------------------------------------------------------------------------------------------
                                                  Telecom Italia
       --       32,300           --       32,300  S.p.A. (Italy)     (d)               --       292,282            --       292,282
------------------------------------------------------------------------------------------------------------------------------------
                                                  Telfonica S.A.
       --       23,900           --       23,900  (Spain)            (a)               --       277,475            --       277,475
------------------------------------------------------------------------------------------------------------------------------------
                                                  Telefonos de
                                                  Mexico S.A. de
       --        5,800           --        5,800  C.V.-ADR (Mexico)                    --       182,236            --       182,236
------------------------------------------------------------------------------------------------------------------------------------
                                                  Telstra Ltd.
       --       55,900           --       55,900  (Australia)                          --       164,953            --       164,953
------------------------------------------------------------------------------------------------------------------------------------
                                                  Verizon
       --       18,700        5,300       24,000  Communications     (b)               --       737,715       209,085       946,800
====================================================================================================================================
                                                                                       --     8,558,370       405,820     8,964,190
====================================================================================================================================

                                                  INTERNET RETAIL- 3.38%
    8,300           --       35,100       43,400  Amazon.com, Inc.   (a)          302,867            --     1,280,799     1,583,666
------------------------------------------------------------------------------------------------------------------------------------
    4,100        2,200       38,800       45,100  eBay Inc.          (a)          427,138       229,196     4,042,184     4,698,518
====================================================================================================================================
                                                                                  730,005       229,196     5,322,983     6,282,184
====================================================================================================================================

                                                  INTERNET SOFTWARE
                                                  & SERVICES- 2.08%
                                                  Open Text Corp.
    1,400           --           --        1,400  (Canada)           (a)           39,550            --            --        39,550
------------------------------------------------------------------------------------------------------------------------------------
    7,800           --           --        7,800  United Online, Inc.(a)          197,652            --            --       197,652
------------------------------------------------------------------------------------------------------------------------------------
       --           --       71,500       71,500  VeriSign Inc.      (a)               --            --       988,845       988,845
------------------------------------------------------------------------------------------------------------------------------------
   14,700           --           --       14,700  Websense, Inc.     (a)          230,202            --            --       230,202
------------------------------------------------------------------------------------------------------------------------------------
    6,200        7,500       60,100       73,800  Yahoo! Inc.        (a)          203,112       245,700     1,968,876     2,417,688
====================================================================================================================================
                                                                                  670,516       245,700     2,957,721     3,873,937
====================================================================================================================================

                                                  INVESTMENT
                                                  COMPANIES- 0.35%
                                                  NASDAQ-100 Trust
       --       22,000           --       22,000  Series 1           (a)               --       658,900            --       658,900
====================================================================================================================================

                                                  IT CONSULTING &
                                                  OTHER SERVICES- 0.73%
                                                  Affiliated Computer
       --           --       13,900       13,900  Services-Class A   (a)               --            --       635,647       635,647
------------------------------------------------------------------------------------------------------------------------------------
                                                  Anteon International
    5,500           --           --        5,500  Corp.              (a)          153,505            --            --       153,505
------------------------------------------------------------------------------------------------------------------------------------
                             25,300       25,300  BISYS Group        (a)                                      464,761       464,761
------------------------------------------------------------------------------------------------------------------------------------
                                                  Cognizant Technology
    4,500           --           --        4,500  Solutions Corp.    (a)          109,620            --            --       109,620
====================================================================================================================================
                                                                                  263,125            --     1,100,408     1,363,533
====================================================================================================================================

                                                  LEISURE
                                                  FACILITIES- 1.11%
       --           --       52,340       52,340  InterActive Corp.  (a)               --            --     2,071,094     2,071,094
====================================================================================================================================

                                                  LEISURE PRODUCTS-
                                                  0.46%
       --           --       11,500       11,500  Electronic Arts    (a)               --            --       850,885       850,885
====================================================================================================================================

                                                  MOVIE &
                                                  ENTERTAINMENT- 0.63%
       --           --       44,400       44,400  AOL Time Warner    (a)               --            --       714,396       714,396
------------------------------------------------------------------------------------------------------------------------------------
       --       10,300           --       10,300  Viacom Inc.-Class B(a)               --       449,698            --       449,698
====================================================================================================================================
                                                                                       --       449,698       714,396     1,164,094
====================================================================================================================================

                                                  NETWORKING
                                                  EQUIPMENT- 5.20%
       --        9,000           --        9,000  Avaya Inc.         (a)               --        58,140            --        58,140
------------------------------------------------------------------------------------------------------------------------------------
       --       46,280      394,500      440,780  Cisco Systems      (a)(b)            --       772,413     6,584,205     7,356,618
------------------------------------------------------------------------------------------------------------------------------------
       --       27,100       68,100       95,200  Juniper Networks   (a)(e)            --       335,227       842,397     1,177,624
------------------------------------------------------------------------------------------------------------------------------------
                                                  NetScreen
       --           --       47,700       47,700  Technologies       (a)               --            --     1,075,635     1,075,635
====================================================================================================================================
                                                                                       --     1,165,780     8,502,237     9,668,017
====================================================================================================================================

                   SHARES                                                                      MARKET VALUE
-------------------------------------------------                           --------------------------------------------------------
   AIM       INVESCO     INVESCO      INVESCO                                    AIM        INVESCO       INVESCO       INVESCO
V.I. NEW    VIF TELE-      VIF          VIF                                   V.I. NEW     VIF TELE-        VIF           VIF
TECHNOLOGY  COMMUNI-   TECHNOLOGY    TECHNOLOGY                               TECHNOLOGY    COMMUNI-     TECHNOLOGY    TECHNOLOGY
  FUND       CATIONS      FUND         FUND                                     FUND        CATIONS         FUND          FUND
              FUND                   PRO FORMA                                                FUND                     PRO FORMA
                                     COMBINING                                                                         COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER DIVERSIFIED
                                                  FINANCIAL
                                                  SERVICES- 0.34%
                                                  BlueStream Ventures L.P.
                                                  (Acquired 08/03/00-
                                                  12/09/02; Cost
       --      750,000           --      750,000  $978,834)  (a)(c)(f)(g)(h)  $        --  $    351,398  $         --  $    351,398
------------------------------------------------------------------------------------------------------------------------------------
                                                  BlueStream Ventures L.P.
                                                  (Acquired 08/03/00-
                                                  12/09/02; Cost
       --           --      600,000      600,000  $783,067)  (a)(c)(f)(g)(h)           --            --       281,119       281,119
====================================================================================================================================
                                                                                       --       351,398       281,119       632,517
====================================================================================================================================

                                                  PHARMACEUTICALS- 0.56%
                                                  American Pharmaceutical
    2,900           --           --        2,900  Partners, Inc.     (a)           98,310            --            --        98,310
------------------------------------------------------------------------------------------------------------------------------------
                                                  Forest
    3,100           --           --        3,100  Laboratories, Inc. (a)          169,725            --            --       169,725
------------------------------------------------------------------------------------------------------------------------------------
    2,650           --           --        2,650  Mylan Laboratories Inc.          92,141            --            --        92,141
------------------------------------------------------------------------------------------------------------------------------------
                                                  Teva Pharmaceuticals
                                                  Industries
       --           --       12,000       12,000  Ltd.-ADR (Israel)                    --            --       683,160       683,160
====================================================================================================================================
                                                                                  360,176            --       683,160     1,043,336
====================================================================================================================================

                                                  SEMICONDUCTOR
                                                  EQUIPMENT- 4.66%
                                                  Applied Materials,
    8,300           --      121,000      129,300  Inc.               (a)          131,638            --     1,919,060     2,050,698
------------------------------------------------------------------------------------------------------------------------------------
                                                  ASML Holding N.V.-
       --           --       38,100       38,100  New York Shares    (a)               --            --       364,236       364,236
------------------------------------------------------------------------------------------------------------------------------------
                                                  Axcelis
   25,000           --       26,900       51,900  Technologies, Inc. (a)          153,000            --       164,628       317,628
------------------------------------------------------------------------------------------------------------------------------------
   11,200           --           --       11,200  Entegris Inc.      (a)          150,528            --            --       150,528
------------------------------------------------------------------------------------------------------------------------------------
    4,800           --           --        4,800  FormFactor Inc.    (a)           84,960            --            --        84,960
------------------------------------------------------------------------------------------------------------------------------------
    2,900           --       30,600       33,500  KLA-Tencor Corp.   (a)          134,821            --     1,422,594     1,557,415
------------------------------------------------------------------------------------------------------------------------------------
    7,100           --       72,700       79,800  Lam Research Corp. (a)          129,291            --     1,323,867     1,453,158
------------------------------------------------------------------------------------------------------------------------------------
                                                  Novellus Systems,
    5,100           --       38,100       43,200  Inc.               (a)          186,767            --     1,395,260     1,582,027
------------------------------------------------------------------------------------------------------------------------------------
    9,700           --       45,100       54,800  Teradyne, Inc.     (a)          167,907            --       780,681       948,588
------------------------------------------------------------------------------------------------------------------------------------
                                                  Varian Semiconductor
                                                  Equipment
    5,200           --           --        5,200  Associates, Inc.   (a)          154,752            --            --       154,752
====================================================================================================================================
                                                                                1,293,664            --     7,370,326     8,663,990
====================================================================================================================================

                                                  SEMICONDUCTORS- 15.93%
                                                  Agere
       --       70,400           --       70,400  Systems-Class A    (a)               --       164,032            --       164,032
------------------------------------------------------------------------------------------------------------------------------------
       --           --       61,100       61,100  Altera Corp.       (a)               --            --     1,002,040     1,002,040
------------------------------------------------------------------------------------------------------------------------------------
                                                  Analog Devices,
    8,700           --       19,800       28,500  Inc.               (a)          302,934            --       689,436       992,370
------------------------------------------------------------------------------------------------------------------------------------
                                                  Applied Micro
       --       14,700      103,500      118,200  Circuits           (a)               --        88,935       626,175       715,110
------------------------------------------------------------------------------------------------------------------------------------
                                                  Broadcom
       --           --       93,300       93,300  Corp.-Class A      (a)               --            --     2,324,103     2,324,103
------------------------------------------------------------------------------------------------------------------------------------
                                                  Chartered
                                                  Semiconductor
                                                  Manufacturing
       --           --       37,300       37,300  Ltd.-ADR           (a)               --            --       192,095       192,095
------------------------------------------------------------------------------------------------------------------------------------
                                                  ChipPAC Inc.-
       --           --       19,400       19,400  Class A            (a)               --            --       148,798       148,798
------------------------------------------------------------------------------------------------------------------------------------
    5,600           --           --        5,600  Cree, Inc.         (a)           91,168            --            --        91,168
------------------------------------------------------------------------------------------------------------------------------------
                                                  Cypress
       --           --       31,900       31,900  Semiconductor      (a)               --            --       382,800       382,800
------------------------------------------------------------------------------------------------------------------------------------
                                                  Fairchild
                                                  Semiconductor
                                                  International-
       --           --       19,600       19,600  Class A            (a)               --            --       250,684       250,684
------------------------------------------------------------------------------------------------------------------------------------
                                                  Genesis Microchip
    2,100           --           --        2,100  Inc.               (a)           28,434            --            --        28,434
------------------------------------------------------------------------------------------------------------------------------------
                                                  GlobespanVirata,
   18,900           --      125,600      144,500  Inc.               (a)          155,925            --     1,036,200     1,192,125
------------------------------------------------------------------------------------------------------------------------------------
                                                  Integrated Circuit
    8,600           --           --        8,600  Systems, Inc.      (a)          270,298            --            --       270,298
------------------------------------------------------------------------------------------------------------------------------------
   13,800           --      257,200      271,000  Intel Corp.                     286,819            --     5,345,645     5,632,464
------------------------------------------------------------------------------------------------------------------------------------
                                                  Intersil
       --           --       36,800       36,800  Corp.-Class A      (a)               --            --       979,248       979,248
------------------------------------------------------------------------------------------------------------------------------------
       --           --       50,600       50,600  Linear Technology                    --            --     1,629,826     1,629,826
------------------------------------------------------------------------------------------------------------------------------------
                                                  Marvell Technology
                                                  Group Ltd.
    7,300           --           --        7,300  (Bermuda)          (a)          250,901            --            --       250,901
------------------------------------------------------------------------------------------------------------------------------------
                                                  Maxim Integrated
    1,800           --       59,300       61,100  Products, Inc.                   61,542            --     2,027,467     2,089,009
------------------------------------------------------------------------------------------------------------------------------------
                                                  Microchip
    9,400           --       41,575       50,975  Technology Inc.                 231,522            --     1,023,992     1,255,514
------------------------------------------------------------------------------------------------------------------------------------
       --           --       51,500       51,500  Micron Technology  (a)               --            --       598,945       598,945
------------------------------------------------------------------------------------------------------------------------------------
                                                  National
       --           --       33,200       33,200  Semiconductor      (a)               --            --       654,704       654,704
------------------------------------------------------------------------------------------------------------------------------------
                                                  OmniVision
    2,500           --           --        2,500  Technologies, Inc. (a)           78,000            --            --        78,000
------------------------------------------------------------------------------------------------------------------------------------
       --           --       32,000       32,000  PMC-Sierra Inc.    (a)               --            --       375,360       375,360
------------------------------------------------------------------------------------------------------------------------------------
       --           --       40,000       40,000  QLogic Corp.       (a)               --            --     1,933,200     1,933,200
------------------------------------------------------------------------------------------------------------------------------------
                                                  Semiconductors
       --       13,100           --       13,100  HOLDRs Trust       (d)               --       371,123            --       371,123
------------------------------------------------------------------------------------------------------------------------------------
                                                  Silicon
    9,300           --           --        9,300  Laboratories Inc.  (a)          247,752            --            --       247,752
------------------------------------------------------------------------------------------------------------------------------------
       --       20,800           --       20,800  Skyworks Solutions (a)               --       140,816            --       140,816
------------------------------------------------------------------------------------------------------------------------------------
                                                  STMicroelectronics N.V.-New
    3,700           --           --        3,700  York Shares (Switzerland)        76,923            --            --        76,923
------------------------------------------------------------------------------------------------------------------------------------
                                                  Taiwan Semiconductor
                                                  Manufacturing Co. Ltd.-ADR
   20,240           --      131,648      151,888  (Taiwan)                        204,019            --     1,327,012     1,531,031
------------------------------------------------------------------------------------------------------------------------------------
   10,600       14,500       61,500       86,600  Texas Instruments Inc.          186,560       255,200     1,082,400     1,524,160
------------------------------------------------------------------------------------------------------------------------------------
       --           --       91,031       91,031  United Microelectronics-ADR          --            --       341,366       341,366
------------------------------------------------------------------------------------------------------------------------------------

       --           --      155,600      155,600  Vitesse Semiconductor(a)             --            --       765,552       765,552
------------------------------------------------------------------------------------------------------------------------------------
    4,400           --       51,500       55,900  Xilinx, Inc.       (a)          111,364            --     1,303,465     1,414,829
====================================================================================================================================
                                                                                2,584,161     1,020,106    26,040,513    29,644,780
====================================================================================================================================

                                                  SYSTEMS SOFTWARE- 8.45%
       --           --       61,800       61,800  Adobe Systems                        --            --     1,981,926     1,981,926
------------------------------------------------------------------------------------------------------------------------------------
                                                  Borland Software
    8,500           --           --        8,500  Corp.              (a)           83,045            --            --        83,045
------------------------------------------------------------------------------------------------------------------------------------
       --           --       52,300       52,300  Micromuse Inc.     (a)               --            --       417,877       417,877
------------------------------------------------------------------------------------------------------------------------------------
   16,800           --      216,400      233,200  Microsoft Corp.                 430,248            --     5,542,004     5,972,252
------------------------------------------------------------------------------------------------------------------------------------
   13,800           --      219,200      233,000  Oracle Corp.       (a)          165,876            --     2,634,784     2,800,660
------------------------------------------------------------------------------------------------------------------------------------
       --           --       45,500       45,500  Red Hat            (a)               --            --       344,435       344,435
------------------------------------------------------------------------------------------------------------------------------------
    6,600           --       28,900       35,500  Symantec Corp.     (a)          289,476            --     1,267,554     1,557,030
------------------------------------------------------------------------------------------------------------------------------------
                                                  VERITAS Software
    5,000           --       84,600       89,600  Corp.              (a)          143,350            --     2,425,482     2,568,832
====================================================================================================================================
                                                                                1,111,995            --    14,614,062    15,726,057
====================================================================================================================================

                   SHARES                                                                      MARKET VALUE
-------------------------------------------------                           --------------------------------------------------------
   AIM       INVESCO     INVESCO      INVESCO                                    AIM        INVESCO       INVESCO       INVESCO
V.I. NEW    VIF TELE-      VIF          VIF                                   V.I. NEW     VIF TELE-        VIF           VIF
TECHNOLOGY  COMMUNI-   TECHNOLOGY    TECHNOLOGY                               TECHNOLOGY    COMMUNI-     TECHNOLOGY    TECHNOLOGY
  FUND       CATIONS      FUND         FUND                                     FUND        CATIONS         FUND          FUND
              FUND                   PRO FORMA                                                FUND                     PRO FORMA
                                     COMBINING                                                                         COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  WIRELESS
                                                  TELECOMMUNICATION
                                                  SERVICES- 4.63%
                                                  America Movil S.A.
                                                  de C.V.-ADR
       --       11,900           --       11,900  (Mexico)                    $        --  $    223,125  $         --  $    223,125
------------------------------------------------------------------------------------------------------------------------------------
                                                  AT&T Wireless
   30,300      158,700       50,800      239,800  Services Inc.      (a)          248,763     1,302,927       417,068     1,968,758
------------------------------------------------------------------------------------------------------------------------------------
                                                  Commonwealth
                                                  Telephone
       --        1,300           --        1,300  Enterprises        (a)               --        57,161            --        57,161
------------------------------------------------------------------------------------------------------------------------------------
                                                  Nextel
                                                  Communications,
   25,200       96,000       55,000      176,200  Inc.-Class A       (a)(e)       455,616     1,735,680       994,400     3,185,696
------------------------------------------------------------------------------------------------------------------------------------
                                                  Nextel
       --        7,900           --        7,900  Partners-Class A   (a)               --        57,670            --        57,670
------------------------------------------------------------------------------------------------------------------------------------
                                                  Orange S.A.
       --        9,000           --        9,000  (France)           (a)               --        79,891            --        79,891
------------------------------------------------------------------------------------------------------------------------------------
                                                  SK Telecom
                                                  Ltd.-ADR (South
       --        7,500           --        7,500  Korea)                               --       141,450            --       141,450
------------------------------------------------------------------------------------------------------------------------------------
                                                  Sprint Corp.-PCS
       --       95,600           --       95,600  Group Series 1     (a)               --       549,700            --       549,700
------------------------------------------------------------------------------------------------------------------------------------
                                                  Telecom Italia
                                                  Mobile S.p.A.
       --       32,210           --       32,210  (Italy)            (d)               --       158,680            --       158,680
------------------------------------------------------------------------------------------------------------------------------------
                                                  Vodafone Group
                                                  PLC-ADR (United
       --       65,232       43,300      108,532  Kingdom)                             --     1,281,809       850,845     2,132,654
------------------------------------------------------------------------------------------------------------------------------------
                                                  United States
    2,200           --           --        2,200  Cellular Corp.     (a)           55,990            --            --        55,990
====================================================================================================================================
                                                                                  760,369     5,588,093     2,262,313     8,610,775
====================================================================================================================================
                                                  Total Common Stocks & Other
                                                  Equity Interests (Cost
                                                  $159,898,795)                16,116,010    30,499,918   126,419,228   173,035,156
====================================================================================================================================

                NUMBER OF CONTRACTS               PUT OPTIONS PURCHASED- 0.01%
-------------------------------------------------
                                                  Juniper Networks,
                                                  10/18/03, $12.50
       --          136           --          136  (Cost $20,128)                       --        23,460            --        23,460
====================================================================================================================================

                     PAR
-------------------------------------------------
                                                  REPURCHASE AGREEMENTS- 8.25%(i)
                                                  State Street Bank
                                                  & Trust Co. 1.08%,
                                                  07/01/2003 (Cost
$      --   $5,126,000  $        --  $ 5,126,000  $5,126,000)        (j)               --     5,126,000            --     5,126,000
------------------------------------------------------------------------------------------------------------------------------------
                                                  State Street Bank
                                                  & Trust Co. 1.08%,
                                                  07/01/2003 (Cost
       --           --   10,212,000   10,212,000  $10,212,000)       (k)               --            --    10,212,000    10,212,000
====================================================================================================================================
                                                  Total Repurchase
                                                  Agreements (Cost
                                                  $15,338,000)                         --     5,126,000    10,212,000    15,338,000
====================================================================================================================================


                     SHARES                       MONEY MARKET FUNDS- 0.31%
-------------------------------------------------
                                                  STIC Liquid Assets
  288,836           --           --      288,836  Portfolio          (l)          288,836            --            --       288,836
------------------------------------------------------------------------------------------------------------------------------------
                                                  STIC Prime
  288,836           --           --      288,836  Portfolio          (l)          288,836            --            --       288,836
====================================================================================================================================
                                                  Total Money Market
                                                  Funds (Cost
                                                  $577,672)                       577,672            --            --       577,672
====================================================================================================================================
                                                  TOTAL INVESTMENTS-
                                                  101.58%
                                                  (excluding investments
                                                  purchased with cash
                                                  collateral from securities
                                                  loaned) (Cost $175,834,595)  16,693,682    35,649,378   136,631,228   188,974,288
====================================================================================================================================

                                                  INVESTMENTS PURCHASED WITH
                                                  CASH COLLATERAL FROM
                                                  SECURITIES LOANED
                                                  MONEY MARKET FUNDS- 2.95%
                                                  STIC Liquid Assets
2,005,674           --           --    2,005,674  Portfolio          (l)(m)     2,005,674            --            --     2,005,674
------------------------------------------------------------------------------------------------------------------------------------
                                                  STIC Prime
2,005,674           --           --    2,005,674  Portfolio          (l)(m)     2,005,674            --            --     2,005,674
------------------------------------------------------------------------------------------------------------------------------------
                                                  INVESCO Treasurer's
                                                  Series Money Market
       --    1,488,724           --    1,488,724  Reserve Fund       (l)(m)                   1,488,724                   1,488,724
====================================================================================================================================
                                                  Total Money Market Funds
                                                  (purchased with cash
                                                  collateral from securities
                                                  loaned) (Cost $5,500,072)     4,011,348     1,488,724            --     5,500,072
====================================================================================================================================
                                                  TOTAL INVESTMENTS- 104.53%
                                                  (Cost $181,334,667)          20,705,030    37,138,102   136,631,228   194,474,360
====================================================================================================================================
                                                  OTHER ASSETS LESS
                                                  LIABILITIES--(4.53%)         (4,058,380)   (3,448,637)     (927,360)   (8,434,377)
====================================================================================================================================
                                                  NET ASSETS--100.00%          16,646,650    33,689,465   135,703,868   186,039,983
====================================================================================================================================

Investment Abbreviations:

ADR       American Depositary Receipt
GDR       Global Depositary Receipt
HOLDRs    Holding Company Depositary Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) A portion of the security has been designated as collateral for remaining commitments to purchase additional interests in BlueStream Ventures LP.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. INVESCO VIF Technology Fund has no rights to demand registration of these securities. The aggregate market value of the securities for INVESCO VIF Telecommunications Fund at 06/30/03 was $708,398, which represented 0.38% of INVESCO VIF Technology Fund's net assets. The aggregate market value of these securities for INVESCO VIF Technology Fund at 06/30/03 was $1,188,494, which represented 0.64% of INVESCO VIF Technology Fund's net assets. The aggregate market value of all unregistered securities was $1,896,892, which represented 1.02% of the pro forma combining net assets of INVESCO VIF Technology Fund. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Loaned security, a portion or all of the security is on loan at June 30, 2003.

(e)  A portion of these Securities is subject to call options written.

(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid was $632,517, which represented 0.34% of the pro forma combining net assets of INVESCO VIF Technology Fund.

(g) Security fair valued in accordance with the procedures established by Board of Directors.

(h) The INVESCO VIF Telecommunications Fund and INVESCO VIF Technology Fund have a remaining commitment to purchase additional interests in BlueStream Ventures L.P. of $843,750 and $675,000, respectively, which is subject to the terms of the limited partnership agreement.

(i) Repurchase agreements held by the INVESCO VIF Telecommunications Fund or INVESCO VIF Technology Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the INVESCO VIF Telecommunications Fund's or INVESCO VIF Technology Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the INVESCO VIF Telecommunications Fund and INVESCO VIF Technology Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(j) Repurchase agreement entered into 06/30/03 with a maturing value of $5,365,418 and collateralized by U.S. Government obligations.

(k) Repurchase agreement entered into 06/30/03 with a maturing value of $10,212,000 and collateralized by U.S. Government obligations.

(l) STIC Liquid Assets Portfolio and STIC Prime Portfolio are affiliated with AIM V.I. Technology Fund by having the same investment advisor. INVESCO Treasurer's Series Money Market Reserve Fund is affiliated with INVESCO VIF Telecommunications Fund and INVESCO VIF Technology Fund by having the same investment advisor.

(m) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

* As of 6/30/03, all of the securities held by AIM V.I. New Technology Fund and INVESCO VIF Telecommunications Fund would comply with the compliance guidelines and/or investment restrictions of the INVESCO VIF Technology Fund.



     See Accompanying Notes to Pro Forma Combining Financial Statements.

              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
                 OF AIM V.I. NEW TECHNOLOGY FUND AND INVESCO VIF
            TELECOMMUNICATIONS FUND INTO INVESCO VIF TECHNOLOGY FUND
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                               AIM         INVESCO           INVESCO                   INVESCO
                                                            V.I. NEW         VIF         VIF TECHNOLOGY                  VIF
                                                           TECHNOLOGY TELECOMMUNICATIONS      FUND                    TECHNOLOGY
                                                              FUND           FUND                                        FUND
                                                                                                                       PRO FORMA
                                                                                                        ADJUSTMENTS    COMBINING
                                                          ------------------------------------------------------------------------
ASSETS:
Investments, at market value*                              $16,116,010    $30,523,378    $126,419,228   $      --     $173,058,616
(cost $12,839,045 - AIM V.I. New Technology Fund)
(cost $27,909,999 - INVESCO VIF Telecommunications Fund)
(cost $119,169,879 - INVESCO VIF Technology Fund)
(cost $159,918,923 - Pro Forma combining)
----------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated money market funds                 4,589,020      1,488,724              --          --        6,077,744
(cost $4,589,020 - AIM V.I. New Technology Fund)
(cost $1,488,724 - INVESCO VIF Telecommunications Fund)
(cost $6,077,744 - Pro Forma combining)
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                               --      5,126,000      10,212,000          --       15,338,000
----------------------------------------------------------------------------------------------------------------------------------
Foreign currencies, at value                                        --          6,302              --          --            6,302
(cost $6,282 - INVESCO VIF Telecommunications Fund)
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                --          1,585              --          --            1,585
----------------------------------------------------------------------------------------------------------------------------------
Receivables for:
   Investments sold                                                 --             --          79,423          --           79,423
----------------------------------------------------------------------------------------------------------------------------------
   Fund shares sold                                                138         20,669         116,249          --          137,056
----------------------------------------------------------------------------------------------------------------------------------
   Dividends and interest                                        1,211         24,600          12,024          --           37,835
----------------------------------------------------------------------------------------------------------------------------------
   Investment for deferred compensation                         15,839            897           1,332          --           18,068
----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                        --            118             284          --              402
==================================================================================================================================
          Total assets                                      20,722,218     37,192,273     136,840,540          --      194,755,031
==================================================================================================================================

LIABILITIES:
Options Written (Premiums Received $17,613)                         --         44,885              --                       44,885
----------------------------------------------------------------------------------------------------------------------------------
Payables for:
   Custodian                                                        --             --          14,647          --           14,647
----------------------------------------------------------------------------------------------------------------------------------
   Investments purchased                                            --      1,697,548         935,557          --        2,633,105
----------------------------------------------------------------------------------------------------------------------------------
   Fund shares reacquired                                       26,612        260,453         176,857          --          463,922
----------------------------------------------------------------------------------------------------------------------------------
   Deferred compensation plan                                   15,839            897           1,332          --           18,068
----------------------------------------------------------------------------------------------------------------------------------
   Collateral upon return of securities loaned               4,011,348      1,488,724              --          --        5,500,072
----------------------------------------------------------------------------------------------------------------------------------
Accrued administrative services fees                             8,904             --              --          --            8,904
----------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees - Series II                               12             --              --          --               12
----------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                        492             --              --          --              492
----------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                      12,361         10,301           8,279          --           30,941
==================================================================================================================================
          Total liabilities                                  4,075,568      3,502,808       1,136,672          --        8,715,048
==================================================================================================================================
Net assets applicable to shares outstanding                $16,646,650    33,689,465    $135,703,868   $      --     $186,039,983
==================================================================================================================================

NET ASSETS CONSIST OF:
Paid in capital/shares of beneficial interest              $67,569,383   $270,945,154     657,195,156          --      995,709,693
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                     (85,534)       (20,823)       (429,723)         --         (536,080)
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from
investment securities, foreign currencies and
option contracts written                                   (54,114,164)  (239,820,926)   (528,310,914)         --     (822,246,004)
----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investment securities,
foreign currencies and option contracts written              3,276,965      2,586,060       7,249,349          --       13,112,374
==================================================================================================================================
                                                           $16,646,650    $33,689,465    $135,703,868   $      --     $186,039,983
==================================================================================================================================

NET ASSETS:
Series I                                                   $16,600,172    $33,689,465    $135,703,868   $      --     $185,993,505
==================================================================================================================================
Series II                                                   $   46,478     $       --    $         --   $      --     $     46,478
==================================================================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE
(AIM V.I. NEW TECHNOLOGY FUND):
CAPITAL STOCK OUTSTANDING, $0.01 PAR VALUE
PER SHARE (INVESCO VIF TELECOMMUNICATIONS FUND):
CAPITAL STOCK OUTSTANDING, $0.01 PAR VALUE
PER SHARE (INVESCO VIF TECHNOLOGY FUND):

Series I                                                     5,778,909     10,575,158      13,930,581   5,166,347       19,096,928
==================================================================================================================================
Series II                                                       16,204             --              --       4,774            4,774
==================================================================================================================================

Series I:
   Net asset value and offering price per share             $     2.87     $     3.19    $       9.74   $      --     $       9.74
==================================================================================================================================
Series II:
   Net asset value and offering price per share             $     2.87     $       --    $         --   $      --     $       9.74
==================================================================================================================================


* At June 30, 2003, securities with an aggregate market value of $3,933,446 and $1,424,790 were on loan to brokers for AIM V.I. New Technology Fund and INVESCO VIF Telecommunications Fund, respectively.

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                 OF AIM V.I. NEW TECHNOLOGY FUND AND INVESCO VIF
            TELECOMMUNICATIONS FUND INTO INVESCO VIF TECHNOLOGY FUND
                          12 MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

                                                                                                                      INVESCO
                                                           AIM           INVESCO          INVESCO                       VIF
                                                         V.I. NEW          VIF         VIF TECHNOLOGY               TECHNOLOGY
                                                        TECHNOLOGY  TELECOMMUNICATIONS      FUND                       FUND
                                                           FUND           FUND                                       PRO FORMA
                                                                                                       ADJUSTMENTS   COMBINING
                                                      ----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                               $       --    $     46,874    $      90,612    $      --      $     137,486
----------------------------------------------------------------------------------------------------------------------------------
Dividends                                                  12,357         281,126          249,619           --            543,102
(net of foreign withholding tax of $775 -
AIM V.I. New Technology Fund)
(net of foreign withholding tax of $17,960 -
INVESCO VIF Telecommunications Fund)
(net of foreign withholding tax of $18,138 -
INVESCO VIF Technology Fund)
(net of foreign withholding tax of $36,873 -
Pro Forma Combining)
----------------------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds               11,224              --              636           --             11,860
----------------------------------------------------------------------------------------------------------------------------------
Security lending Income                                    13,806          15,190            6,110           --             35,106
==================================================================================================================================
      Total investment income                              37,387         343,190          346,977           --            727,554
==================================================================================================================================

EXPENSES:
Advisory fees                                             151,887         220,758          859,281      (38,829)         1,193,097
----------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                               85,495          88,001          313,613      (42,071)           445,038
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                             21,624          18,459           31,765           --             71,848
----------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Series II                                 66              --               --           --                 66
----------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                         8,728           5,000            5,000       15,904             34,632
----------------------------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                   8,729          13,794           21,795           --             44,318
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                       --              69              805           --                874
----------------------------------------------------------------------------------------------------------------------------------
Professional fees                                          17,702          19,751           25,936      (24,500)            38,889
----------------------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                     8,789          11,414           37,606        4,867             62,676
----------------------------------------------------------------------------------------------------------------------------------
Other                                                         552           3,083            7,676           --             11,311
==================================================================================================================================
            Total expenses                                303,572         380,329        1,303,477      (84,629)         1,902,749
==================================================================================================================================
Less: Fees waived, expense reimbursed and expense
offset arrangements                                      (105,587)         (6,392)            (470)     111,672               (777)
==================================================================================================================================
            Net expenses                                  197,985         373,937        1,303,007       27,043          1,901,972
==================================================================================================================================
Net investment income                                    (160,598)        (30,747)        (956,030)     (27,043)        (1,174,418)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
OPTION CONTRACTS WRITTEN:
Net realized gain (loss) from
   Investments securities                              (5,936,632)    (25,508,119)    (100,647,244)          --       (132,091,995)
----------------------------------------------------------------------------------------------------------------------------------
   Foreign currencies                                          --         117,307             (198)          --            117,109
----------------------------------------------------------------------------------------------------------------------------------
   Option contracts written                                    --          11,201         (181,674)          --           (170,473)
==================================================================================================================================
                                                       (5,936,632)    (25,379,611)    (100,829,116)          --       (132,145,359)
==================================================================================================================================
Change in net unrealized appreciation
(depreciation) of:
   Investments securities                               5,605,738      26,759,273       93,552,348                     125,917,359
----------------------------------------------------------------------------------------------------------------------------------
   Foreign currencies                                          --         111,592               --                         111,592
----------------------------------------------------------------------------------------------------------------------------------
   Option contracts written                                    --         (53,103)         (26,085)                        (79,188)
==================================================================================================================================
                                                        5,605,738      26,817,762       93,526,263           --        125,949,763
==================================================================================================================================
Net gain (loss) from investment securities, foreign
currencies and option contracts written                  (330,894)      1,438,151       (7,302,853)          --         (6,195,596)
==================================================================================================================================
Net increase (decrease) in net assets resulting from
operations                                             $ (491,492)   $  1,407,404    $  (8,258,883)   $ (27,043)     $  (7,370,014)
==================================================================================================================================

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
                 OF AIM V.I. NEW TECHNOLOGY FUND AND INVESCO VIF
            TELECOMMUNICATIONS FUND INTO INVESCO VIF TECHNOLOGY FUND
                                  JUNE 30, 2003
                                   (UNAUDITED)

NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreements and Plans of Reorganization (the "Agreements and Plans") between AIM V.I. New Technology Fund, INVESCO VIF Telecommunications Fund and INVESCO VIF Technology Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. If approved by shareholders, the Agreements and Plans of Reorganization would be accomplished by an exchange of shares of INVESCO VIF Technology Fund for the net assets of INVESCO VIF Telecommunications Fund and AIM V.I. New Technology Fund and the distribution of INVESCO VIF Technology Fund shares to INVESCO VIF Telecommunications Fund and AIM V.I. New Technology Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at June 30, 2003, INVESCO VIF Telecommunications Fund shareholders would have received 3,463,527 shares of INVESCO VIF Technology Fund. AIM V.I. New Technology Fund - Series I shareholders would have received 1,702,820 shares of INVESCO VIF Technology Fund, AIM V.I. New Technology Fund - Series II shareholders would have received 4,774 shares of INVESCO VIF Technology Fund.

NOTE 2 - PRO FORMA ADJUSTMENTS

(a) Under the terms of the investment advisory contract of INVESCO VIF Technology Fund the advisory fees based on pro forma combined assets for the year ended June 30, 2003 were $1,193,097. The pro forma advisory fees were adjusted to reflect the advisory fee rates in effect for INVESCO VIF Technology Fund. Correspondingly the advisory fee waivers and expense reimbursements have been adjusted to reflect the expense limitation agreement in effect for the INVESCO VIF Technology Fund.

(b) Pursuant to the administrative services agreement for INVESCO VIF Technology Fund fees paid on pro forma combined assets for the 12 months ended June 30, 2003 were $445,038. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the INVESCO VIF Technology Fund.

(c) Transfer agency fees were increased by $15,904 based on estimated pro forma combined number of accounts under the transfer agency agreement for the INVESCO VIF Technology Fund and the rate is in effect as of May 1, 2004.

(d) Reports to shareholders was increased by $4,867 based on estimated pro forma combined number of accounts used in determining print and mail volumes.

(e) Professional fees were reduced by $24,500 to eliminate the effects of duplicative fixed costs of professional services fees.


NOTE 3 - MERGER COSTS

Merger costs related to the Agreements and Plans are estimated at approximately $141,150 and because these are non recurring costs they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of INVESCO VIF Technology Fund carrying out its obligation under the Agreements and Plans and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. AMVESCAP or one of its subsidiaries has agreed to pay 100% of these costs.

                                                                     APPENDIX XI

                 PRO FORMA COMBINING SCHEDULE OF INVESTMENTS *
       OF AIM V.I. GLOBAL UTILITIES FUND INTO INVESCO VIF UTILITIES FUND
                                 JUNE 30, 2003
                                  (UNAUDITED)


            SHARES                                                                                       MARKET VALUE
-------------------------------------                                                     -----------------------------------------
    AIM        INVESCO     INVESCO                                                             AIM         INVESCO      INVESCO
V.I. GLOBAL      VIF         VIF                                                           V.I. GLOBAL       VIF          VIF
 UTILITIES    UTILITIES   UTILITIES                                                         UTILITIES     UTILITIES    UTILITIES
    FUND        FUND        FUND                                                              FUND          FUND         FUND
                          PRO FORMA                                                                                    PRO FORMA
                          COMBINING                                                                                    COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
                                       STOCKS & OTHER EQUITY INTERESTS- 90.59%
                                       DIVERSIFIED METALS & MINING-0.47%
       9,100          --       9,100   Peabody Energy Corp.                                 $   305,669   $        --  $   305,669
===================================================================================================================================

                                       ELECTRIC UTILITIES-63.29%
          --      33,900      33,900   Ameren Corp.                                                  --     1,494,990    1,494,990
-----------------------------------------------------------------------------------------------------------------------------------
       8,700      21,500      30,200   American Electric Power Co., Inc.                        259,521       641,345      900,866
-----------------------------------------------------------------------------------------------------------------------------------
      14,400          --      14,400   CenterPoint Energy, Inc.                                 117,360            --      117,360
-----------------------------------------------------------------------------------------------------------------------------------
       6,400      52,700      59,100   Cinergy Corp.                                            235,456     1,938,833    2,174,289
-----------------------------------------------------------------------------------------------------------------------------------
      12,500          --      12,500   CMS Energy Corp.                         (a)             101,250            --      101,250
-----------------------------------------------------------------------------------------------------------------------------------
       9,200      44,800      54,000   Consolidated Edison, Inc.                                398,176     1,938,944    2,337,120
-----------------------------------------------------------------------------------------------------------------------------------
      12,300          --      12,300   Constellation Energy Group, Inc.                         421,890            --      421,890
-----------------------------------------------------------------------------------------------------------------------------------
       4,000      30,600      34,600   Dominion Resources, Inc.                                 257,080     1,966,662    2,223,742
-----------------------------------------------------------------------------------------------------------------------------------
          --      35,500      35,500   DPL Inc.                                                      --       565,870      565,870
-----------------------------------------------------------------------------------------------------------------------------------
      20,000      30,600      50,600   DTE Energy Co.                                           772,800     1,182,384    1,955,184
-----------------------------------------------------------------------------------------------------------------------------------
       7,600          --       7,600   Edison International                     (a)             124,868            --      124,868
-----------------------------------------------------------------------------------------------------------------------------------
      35,100          --      35,100   Endesa, S.A. (Spain)                                     589,289            --      589,289
-----------------------------------------------------------------------------------------------------------------------------------
          --      77,400      77,400   Energy East Corp.                                             --     1,606,824    1,606,824
-----------------------------------------------------------------------------------------------------------------------------------
       8,800      37,400      46,200   Entergy Corp.                                            464,464     1,973,972    2,438,436
-----------------------------------------------------------------------------------------------------------------------------------
       8,120          --       8,120   E.ON A.G. (Germany)                                      418,608            --      418,608
-----------------------------------------------------------------------------------------------------------------------------------
       8,100      32,612      40,712   Exelon Corp.                                             484,461     1,950,524    2,434,985
-----------------------------------------------------------------------------------------------------------------------------------
      13,000          --      13,000   FirstEnergy Corp.                                        499,850            --      499,850
-----------------------------------------------------------------------------------------------------------------------------------
      18,100      30,500      48,600   FPL Group, Inc.                                        1,209,985     2,038,925    3,248,910
-----------------------------------------------------------------------------------------------------------------------------------
          --      42,200      42,200   NiSource Inc.                                                 --       801,800      801,800
-----------------------------------------------------------------------------------------------------------------------------------
      18,400          --      18,400   Northeast Utilities                                      308,016            --      308,016
-----------------------------------------------------------------------------------------------------------------------------------
      15,000          --      15,000   OGE Energy Corp.                                         320,550            --      320,550
-----------------------------------------------------------------------------------------------------------------------------------
      10,600          --      10,600   PG&E Corp.                               (a)             224,190            --      224,190
-----------------------------------------------------------------------------------------------------------------------------------
      24,000      31,700      55,700   Pinnacle West Capital Corp.                              898,800     1,187,165    2,085,965
-----------------------------------------------------------------------------------------------------------------------------------
          --      19,400      19,400   PNM Resources, Inc.                                           --       518,950      518,950
-----------------------------------------------------------------------------------------------------------------------------------
      10,700      47,400      58,100   PPL Corp.                                                460,100     2,038,200    2,498,300
-----------------------------------------------------------------------------------------------------------------------------------
       5,000      42,100      47,100   Progress Energy, Inc.                                    219,500     1,848,190    2,067,690
-----------------------------------------------------------------------------------------------------------------------------------
                                       Public Power Corp.-GDR (Greece)
                                       (Acquired 12/10/01-12/27/02; Cost
      12,100          --      12,100   $140,218)                            (b)(c)(d)           219,029            --      219,029
-----------------------------------------------------------------------------------------------------------------------------------
       8,700      36,900      45,600   Public Service Enterprise Group Inc.                     367,575     1,559,025    1,926,600
-----------------------------------------------------------------------------------------------------------------------------------
          --      56,400      56,400   Puget Energy, Inc.                                            --     1,346,268    1,346,268
-----------------------------------------------------------------------------------------------------------------------------------
          --      52,400      52,400   SCANA Corp.                                                   --     1,796,272    1,796,272
-----------------------------------------------------------------------------------------------------------------------------------
      28,700      51,100      79,800   Southern Co. (The)                                       894,292     1,592,276    2,486,568
-----------------------------------------------------------------------------------------------------------------------------------
      11,900          --      11,900   TXU Corp.                                                267,155            --      267,155
-----------------------------------------------------------------------------------------------------------------------------------
      11,600          --      11,600   Wisconsin Energy Corp.                                   336,400            --      336,400
-----------------------------------------------------------------------------------------------------------------------------------
          --      44,800      44,800   Xcel Energy, Inc.                                             --       673,792      673,792
===================================================================================================================================
                                                                                             10,870,665    30,661,211   41,531,876
===================================================================================================================================

                                       GAS UTILITIES-5.15%
      11,000      31,100      42,100   KeySpan Corp.                                            389,950     1,102,495    1,492,445
-----------------------------------------------------------------------------------------------------------------------------------
       5,100          --       5,100   Kinder Morgan, Inc.                                      278,715            --      278,715
-----------------------------------------------------------------------------------------------------------------------------------
      40,800          --      40,800   NiSource Inc.                                            775,200            --      775,200
-----------------------------------------------------------------------------------------------------------------------------------
       6,000          --       6,000   Peoples Energy Corp.                                     257,340            --      257,340
-----------------------------------------------------------------------------------------------------------------------------------
      11,200       4,500      15,700   Sempra Energy                                            319,536       128,385      447,921
-----------------------------------------------------------------------------------------------------------------------------------
                                       Snam Rete Gas S.p.A. (Italy) (Acquired
      33,900          --      33,900   12/03/01-12/27/02; Cost $89,330)         (b)             133,503            --      133,503
===================================================================================================================================
                                                                                              2,154,244     1,230,880    3,385,124
===================================================================================================================================

                                       INTEGRATED OIL & GAS-0.21%
         900          --         900   Total S.A. (France)                                      136,384            --      136,384
===================================================================================================================================

                                       INTEGRATED TELECOMMUNICATION SERVICES-12.19%
      21,100      47,140      68,240   BellSouth Corp.                                          561,893     1,255,338    1,817,231
-----------------------------------------------------------------------------------------------------------------------------------
          --      36,200      36,200   CenturyTel, Inc.                                              --     1,261,570    1,261,570
-----------------------------------------------------------------------------------------------------------------------------------
      12,100      52,106      64,206   SBC Communications Inc.                                  309,155     1,331,308    1,640,463
-----------------------------------------------------------------------------------------------------------------------------------
      72,200          --      72,200   Telecom Italia S.p.A. (Italy)                            396,570            --      396,570
-----------------------------------------------------------------------------------------------------------------------------------
      35,105          --      35,105   Telefonica, S.A. (Spain)                 (a)             408,681            --      408,681
-----------------------------------------------------------------------------------------------------------------------------------
      17,686      45,033      62,719   Verizon Communications Inc.                              697,713     1,776,552    2,474,265
===================================================================================================================================
                                                                                              2,374,012     5,624,768    7,998,780
===================================================================================================================================

                                       MULTI-UTILITIES & UNREGULATED POWER-4.53%
                                       ACEA S.p.A. (Italy) (Acquired
      50,000          --      50,000   07/12/99-09/07/01; Cost $453,977)        (b)             236,057            --      236,057
-----------------------------------------------------------------------------------------------------------------------------------
      43,500          --      43,500   Energy East Corp.                                        903,060            --      903,060
-----------------------------------------------------------------------------------------------------------------------------------
       3,000          --       3,000   Equitable Resources, Inc.                                122,220            --      122,220
-----------------------------------------------------------------------------------------------------------------------------------
      27,813          --      27,813   National Grid Transco PLC (United Kingdom)               189,225            --      189,225
-----------------------------------------------------------------------------------------------------------------------------------
       8,400          --       8,400   ONEOK, Inc.                                              164,892            --      164,892
-----------------------------------------------------------------------------------------------------------------------------------
      22,948          --      22,948   Reliant Resources, Inc.                  (a)             140,671            --      140,671
-----------------------------------------------------------------------------------------------------------------------------------
       9,300          --       9,300   Suez  S.A. (France)                                      148,426            --      148,426
-----------------------------------------------------------------------------------------------------------------------------------
          --      11,500      11,500   Utilities HOLDRs Trust                                        --       857,900      857,900
-----------------------------------------------------------------------------------------------------------------------------------
      21,600          --      21,600   United Utilities PLC (United Kingdom)                    210,600            --      210,600
===================================================================================================================================
                                                                                              2,115,151       857,900    2,973,051
===================================================================================================================================

            SHARES                                                                                       MARKET VALUE
-------------------------------------                                                     -----------------------------------------
    AIM        INVESCO     INVESCO                                                             AIM         INVESCO      INVESCO
V.I. GLOBAL      VIF         VIF                                                           V.I. GLOBAL       VIF          VIF
 UTILITIES    UTILITIES   UTILITIES                                                         UTILITIES     UTILITIES    UTILITIES
    FUND        FUND        FUND                                                              FUND          FUND         FUND
                          PRO FORMA                                                                                    PRO FORMA
                          COMBINING                                                                                    COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
                                       NATURAL GAS PIPELINES-1.64%
          --      28,645      28,645   Kinder Morgan Management LLC                         $        --   $ 1,073,042  $ 1,073,042
===================================================================================================================================

                                       WATER UTILITIES-2.57%
      76,474          --      76,474   Kelda Group PLC (United Kingdom)                         541,178            --      541,178
-----------------------------------------------------------------------------------------------------------------------------------
       5,000      42,100      47,100   Philadelphia Suburban Corp.                              121,900     1,026,398    1,148,298
===================================================================================================================================
                                                                                                663,078     1,026,398    1,689,476
===================================================================================================================================

                                       WIRELESS TELECOMMUNICATION SERVICES-0.54%
     150,394          --     150,394   Vodafone Group PLC (United Kingdom)                      295,011            --      295,011
-----------------------------------------------------------------------------------------------------------------------------------
       3,000          --       3,000   Vodafone Group PLC-ADR (United Kingdom)                  58,950             --       58,950
===================================================================================================================================
                                                                                                353,961            --      353,961
===================================================================================================================================

                                       Total Stocks & Other Equity Interests
                                       (Cost $55,148,307)                                    18,973,164    40,474,199   59,447,363
===================================================================================================================================

         PRINCIPAL AMOUNT
--------------------------------------
                                       BONDS & NOTES-2.43%
                                       ELECTRIC UTILITIES- 0.85%
                                       AmerenEnergy Generating Co.-Series C,
     100,000          --     100,000   Sr. Unsec. Global Notes, 7.75%, 11/01/05                 111,549            --      111,549
-----------------------------------------------------------------------------------------------------------------------------------
                                       Hydro-Quebec (Canada)-Series B, Gtd.
                                       Medium Term Yankee Notes, 6.52%,
     100,000          --     100,000   02/23/06                                 (e)             111,119            --      111,119
-----------------------------------------------------------------------------------------------------------------------------------
                                       Kansas City Power & Light Co.,
     100,000          --     100,000    Sr. Unsec. Notes, 7.13%, 12/15/05                       111,471            --      111,471
-----------------------------------------------------------------------------------------------------------------------------------
                                       Public Service Co. of New Mexico-
     100,000          --     100,000   Series A, Sr. Unsec. Notes, 7.10%, 08/01/05              108,182            --      108,182
-----------------------------------------------------------------------------------------------------------------------------------
                                       Wisconsin Energy Corp., Sr. Unsec.
     100,000          --     100,000   Unsub. Notes, 5.50%, 12/01/08                            110,779            --      110,779
===================================================================================================================================
                                                                                                553,100            --      553,100
===================================================================================================================================

                                       GAS UTILITIES- 0.14%
                                       Consolidated Natural Gas Co.,
      80,000          --      80,000   Unsec. Deb., 6.63%, 12/01/08                              93,478            --       93,478
===================================================================================================================================

                                       INTEGRATED TELECOMMUNICATION SERVICES- 0.30%
                                       British Telecommunications PLC
     100,000          --     100,000   (United Kingdom), Global Notes, 7.88%, 12/15/05          113,847            --      113,847
-----------------------------------------------------------------------------------------------------------------------------------
                                       SBC Communications Capital Corp.-
      75,000          --      75,000   Series D, Medium Term Notes, 7.11%, 08/14/06              86,067            --       86,067
===================================================================================================================================
                                                                                                199,914            --      199,914
===================================================================================================================================

                                       MULTI-UTILITIES & UNREGULATED POWER- 1.14%
                                       Mirant Americas Generation,
          --     400,000     400,000   Sr. Notes, 8.30%, 05/01/11 (Cost $297,037)                    --       248,000      248,000
-----------------------------------------------------------------------------------------------------------------------------------
                                       National Grid Co. PLC (United
                                       Kingdom)-Series RG, Conv. Bonds, 4.25%,
      32,000          --      32,000   02/17/08                                 (f)              58,900            --       58,900
-----------------------------------------------------------------------------------------------------------------------------------
                                       National Grid Co. PLC (United Kingdom),
                                       Conv. Bonds, 4.25%, 02/17/08 (Acquired
     240,000          --     240,000   02/05/98; Cost $397,800)                 (b)(d)(f)       441,749            --      441,749
===================================================================================================================================
                                                                                                500,649       248,000      748,649
===================================================================================================================================

                                       Total Bonds & Notes (Cost $1,584,777)                  1,347,141       248,000    1,595,141
===================================================================================================================================

         PRINCIPAL AMOUNT
-------------------------------------
                                       SHORT-TERM INVESTMENTS-5.59%
                                       ELECTRIC UTILITIES- 0.56%
                                       Public Service Electric & Gas-
          --     352,000     352,000   Series PP, First Mortgage Notes, 6.50%, 05/01/04              --       367,247      367,247
===================================================================================================================================

                                       REPURCHASE AGREEMENTS- 5.03%
                                       State Street Bank & Trust 1.08%,
          --   3,297,000   3,297,000   07/01/03                                 (g)                  --     3,297,000    3,297,000
===================================================================================================================================

                                       Total Short-Term Investments (Cost $3,655,856)                --     3,664,247    3,664,247
===================================================================================================================================

              SHARES
-------------------------------------
                                       MONEY MARKET FUNDS-1.36%
     446,506          --     446,506   STIC Liquid Assets Portfolio             (h)             446,506            --      446,506
-----------------------------------------------------------------------------------------------------------------------------------
     446,506          --     446,506   STIC Prime Portfolio                     (h)             446,506            --      446,506
==================================================================================================================================
                                       Total Money Market Funds (Cost $893,012)                 893,012            --      893,012
===================================================================================================================================

                                       TOTAL INVESTMENTS-(COST $61,281,952) - 99.97%         21,213,317    44,386,446   65,599,763
                                       ============================================================================================
                                       OTHER ASSETS LESS LIABILITIES -0.03%                      42,275       (21,927)      20,348
                                       ============================================================================================
                                       NET ASSETS-100.00%                                   $21,255,592   $44,364,519  $65,620,111
                                       ============================================================================================

Investment Abbreviations:

ADR      -- American Depositary Receipt
Conv.    -- Convertible
Deb.     -- Debentures
GDR      -- Global Depositary Receipt
Gtd.     -- Guaranteed
Sr.      -- Senior
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Pro Forma Combining Schedule of Investments:

     (a)  Non-income producing security.

     (b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $1,030,338, which represented 1.57% of the Fund's net assets - unless otherwise indicated, these securities are not considered to be illiquid.

     (c) Security fair valued in accordance with the procedures established by the Board of Trustees.

     (d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 06/30/03 was $660,778, which represented 1.01% of the Fund's net assets.

     (e) Principal and interest are secured by bond insurance provided by MBIA Insurance Co.

     (f) Foreign denominated security. Par value is denominated in currency indicated.

     (g) Repurchase agreement entered into 06/30/03 with a maturing value of $3,450,179 and collateralized by U.S. Government obligations.

     (h) The money market fund and the Fund are affiliated by having the same investment advisor.

     * As of 6/30/03, all of the securities held by the AIM V.I. Global Utilities Fund would comply with the compliance guidelines and/or investment restrictions of the INVESCO VIF Utilities Fund.

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
        OF AIM V.I. GLOBAL UTILITIES FUND INTO INVESCO VIF UTILITIES FUND
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                                                                              INVESCO
                                                               AIM             INVESCO                     VIF UTILITIES
                                                            V.I. GLOBAL          VIF                           FUND
                                                             UTILITIES        UTILITIES                      PRO FORMA
                                                               FUND             FUND        ADJUSTMENTS      COMBINING
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value                                $ 20,320,305    $ 41,089,446    $         --   $ 61,409,751
(cost $40,817,583  - INVESCO VIF Utilities Fund)
(cost $20,464,369  - AIM VI Global Utilities Fund)                                                                   --
(cost $61,281,952  - Pro Forma Combining)
------------------------------------------------------------------------------------------------------------------------
Investments in affiliated money market funds                     893,012              --              --        893,012
(cost $ 4,589,020  - AIM V.I. New Technology Fund)
(cost $ 1,488,724  - INVESCO VIF Telecommunications Fund)
(cost $ 6,077,744 - Pro Forma combining)
------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                 --       3,297,000              --      3,297,000
------------------------------------------------------------------------------------------------------------------------
Foreign currencies, at value                                       1,950              --              --          1,950
(cost $0 - INVESCO VIF Utilities Fund)
(cost $1,980 - AIM VI Global Utilities Fund)
(cost $1,980 - Pro Forma Combining)
------------------------------------------------------------------------------------------------------------------------
Cash                                                                  --             525              --            525
------------------------------------------------------------------------------------------------------------------------
 Fund shares/ capital stock sold                                   8,540          41,078              --         49,618
------------------------------------------------------------------------------------------------------------------------
 Investments matured                                              27,931              --              --         27,931
------------------------------------------------------------------------------------------------------------------------
 Dividends and interest                                           83,537          60,375              --        143,912
------------------------------------------------------------------------------------------------------------------------
 Investment for deferred compensation plan                        34,333              --              --         34,333
------------------------------------------------------------------------------------------------------------------------
Other assets                                                          --           1,115              --          1,115
========================================================================================================================
          Total assets                                        21,369,608      44,489,539              --     65,859,147
========================================================================================================================
LIABILITIES:
Payables for:
------------------------------------------------------------------------------------------------------------------------
 Fund shares/ capital stock reacquired                            56,538         115,462              --        172,000
------------------------------------------------------------------------------------------------------------------------
 Deferred compensation plan                                       34,333              --              --         34,333
------------------------------------------------------------------------------------------------------------------------
Accrued administrative service fees                                7,234              --              --          7,234
------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees-Series II                                   57              --              --             57
------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                          712              --              --            712
------------------------------------------------------------------------------------------------------------------------
Accrued trustees'/ directors' fees                                    54              --              --             54
------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                        15,088           9,558              --         24,646
========================================================================================================================
          Total liabilities                                      114,016         125,020              --        239,036
========================================================================================================================
Net assets applicable to shares outstanding                 $ 21,255,592    $ 44,364,519    $         --   $ 65,620,111
========================================================================================================================

NET ASSETS CONSIST OF:
Paid in capital/shares of beneficial interest               $ 34,359,323    $ 49,127,630              --     83,486,953
------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                     1,028,996       1,163,573              --      2,192,569
------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from
 investment securities, foreign
 currencies and option contracts written                     (14,881,889)     (9,495,547)             --    (24,377,436)
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investment
 securities, foreign currencies and option
 contracts written                                               749,162       3,568,863              --      4,318,025
========================================================================================================================
                                                            $ 21,255,592    $ 44,364,519    $         --   $ 65,620,111
========================================================================================================================
NET ASSETS:
========================================================================================================================
Series I                                                    $ 21,077,182    $ 44,364,519    $         --   $ 65,441,701
========================================================================================================================
Series II                                                   $    178,410    $         --    $         --   $    178,410
========================================================================================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE
 (AIM V.I. GLOBAL UTILITIES FUND):
CAPITAL STOCK OUTSTANDING, $0.01 PAR VALUE PER SHARE
 (INVESCO VIF UTILITIES FUND):
========================================================================================================================
Series I:
   Outstanding                                                 1,981,639       3,634,313       1,726,834      5,361,147
========================================================================================================================
Series II:
   Outstanding                                                    16,793              --          14,606         14,606
========================================================================================================================
Series I:
   Net asset value per share                                $      10.64    $      12.21    $         --   $      12.21
------------------------------------------------------------------------------------------------------------------------
Series II:
   Net asset value per share                                $      10.62    $         --    $         --   $      12.21
========================================================================================================================


SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
        OF AIM V.I. GLOBAL UTILITIES FUND INTO INVESCO VIF UTILITIES FUND
                          12 MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

                                                                                                             INVESCO
                                                              AIM            INVESCO                      VIF UTILITIES
                                                           V.I. GLOBAL         VIF                            FUND
                                                            UTILITIES       UTILITIES                       PRO FORMA
                                                              FUND             FUND        ADJUSTMENTS      COMBINING
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                  $    840,848    $  1,141,510    $         --    $  1,982,358
(net of foreign withholding tax of $1,031
 - INVESCO VIF Utilities Fund)                                       --              --              --              --
(net of foreign withholding tax of $16,882
 - AIM VI Global Utilities Fund)                                     --              --              --              --
(net of foreign withholding tax of $17,913
 - Pro Forma Combining)                                              --              --              --              --
------------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                     18,069              --              --          18,069
------------------------------------------------------------------------------------------------------------------------
Interest                                                         54,017          80,181              --         134,198
------------------------------------------------------------------------------------------------------------------------
Security lending income                                              --              --              --              --
========================================================================================================================
      Total investment income                                   912,934       1,221,691              --       2,134,625
========================================================================================================================

EXPENSES:
Advisory fees                                                   136,447         183,493          (9,749)        310,191
------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                     81,083          91,042         (14,382)        157,743
------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                   20,640          11,345              --          31,985
------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Series II                                      224              --              --             224
------------------------------------------------------------------------------------------------------------------------
Registration fees                                                    --             333              --             333
------------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                           7,994          16,056           7,297          31,347
------------------------------------------------------------------------------------------------------------------------
Professional fees                                                18,427          18,636          (8,800)         28,263
------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                               8,193           5,000           3,608          16,801
------------------------------------------------------------------------------------------------------------------------
Trustee's/ directors' fees                                        8,723          12,779              --          21,502
------------------------------------------------------------------------------------------------------------------------
Other                                                             2,246           2,687              --           4,933
========================================================================================================================
Total expenses                                                  283,977         341,371         (22,026)        603,322
========================================================================================================================
Less: Fees waived, expenses reimbursed and
      expenses paid indirectly                                     (634)           (332)            421            (545)
========================================================================================================================
        Net expenses                                            283,343         341,039         (21,605)        602,777
========================================================================================================================
Net investment income                                           629,591         880,652          21,605       1,531,848
========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENT SECURITIES, FOREIGN
CURRENCIES AND OPTION CONTRACTS:
 Net realized gain (loss) from:
    Investment securities                                    (8,745,301)     (3,605,476)             --     (12,350,777)
------------------------------------------------------------------------------------------------------------------------
    Foreign currencies                                            2,691             (23)             --           2,668
------------------------------------------------------------------------------------------------------------------------
    Option contracts written                                     84,182              --                          84,182
========================================================================================================================
                                                             (8,658,428)     (3,605,499)             --     (12,263,927)
========================================================================================================================
Change in net unrealized appreciation (depreciation) of:
    Investment securities                                     6,213,212       4,463,467              --      10,676,679
------------------------------------------------------------------------------------------------------------------------
    Foreign currencies                                           (1,243)             --              --          (1,243)
========================================================================================================================
                                                              6,211,969       4,463,467              --      10,675,436
========================================================================================================================

Net gain from investment securities,
 foreign currencies and option contracts                     (2,446,459)        857,968              --      (1,588,491)
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                                           $ (1,816,868)   $  1,738,620    $     21,605    $    (56,643)
========================================================================================================================

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
        OF AIM V.I. GLOBAL UTILITIES FUND INTO INVESCO VIF UTILITIES FUND
                                  JUNE 30, 2003
                                   (UNAUDITED)

NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") between AIM V.I. Global Utilities Fund and INVESCO VIF Utilities Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. If approved by shareholders, the Agreement and Plan would be accomplished by an exchange of shares of INVESCO VIF Utilities Fund for the net assets of AIM V.I. Global Utilities Fund and the distribution of INVESCO VIF Utilities Fund shares to AIM V.I. Global Utilities Fund shareholders. If the Agreement and Plan were to have taken place at June 30, 2003, AIM V.I. Global Utilities Funds - Series I shareholders would have received 1,726,834 shares of INVESCO VIF Utilities Fund shares, AIM V.I. Global Utilities Fund - Series II shareholders would have received 14,606 shares of INVESCO VIF Utilities Fund.

NOTE 2 - PRO FORMA ADJUSTMENTS

(a) Under the terms of the investment advisory agreement of INVESCO VIF Utilities Fund, the advisory fees based on pro forma combined assets for the year ended June 30, 2003 were $310,191. The advisory fees were adjusted to reflect the advisory fee rates in effect for INVESCO VIF Utilities Fund. Correspondingly, the advisory fee waivers and expense reimbursements have been adjusted to reflect the termination of the INVESCO VIF Utilities Fund expense limitation.

(b) Pursuant to the master administrative services agreement for INVESCO VIF Utilities Fund, fees calculated on pro forma combined assets for the 12 months ended June 30, 2003 were $157,743. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the INVESCO VIF Utilities Fund.

(c) Transfer agency fees were increased by $3,608 based on estimated pro forma combined number of accounts under the transfer agency agreement for the INVESCO VIF Utilities Fund and the rate is in effect as of May 1, 2004.

(d) Reports to shareholders was increased by $7,297 based on estimated pro forma combined number of accounts used in determining print and mail volumes.

(e) Professional fees were reduced by $8,800 to eliminate the effects of duplicative fixed costs of professional services fees.

NOTE 3 - MERGER COSTS

Merger costs related to the Agreement and Plan are estimated at approximately $120,000 and because these are non recurring costs they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of INVESCO VIF Utilities Fund carrying out its obligation under the Agreement and Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. AMVESCAP or one of its subsidiaries has agreed to pay 100% of these costs.

                            PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, as amended, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.


ITEM 16.      EXHIBITS

1 (a)(1)      Articles of Incorporation filed August 19, 1993.(2)

(2) Articles of Amendment of the Articles of Incorporation filed October 21, 1993.(2)

(3)           Articles Supplementary to Articles of Incorporation filed October
              22, 1993.(2)

(4) Articles Supplementary to Articles of Incorporation filed February 11, 1997.(2)

(5)           Articles Supplementary to Articles of Incorporation dated January
              5, 1998.(5)

(6)           Articles of Amendment to Articles of Incorporation filed August
              13, 1999.(8)

(7)           Articles of Amendment to Articles of Incorporation filed August
              13, 1999.(8)

(8)           Articles Supplementary to Articles of Incorporation filed August
              17, 1999.(8)

(9) Articles Supplementary to Articles of Incorporation filed February 29, 2000.(11)

(10) Articles of Amendment to the Articles of Incorporation filed October 15, 2001.(14)

(11) Articles Supplementary to Articles of Incorporation filed October 11, 2001.(14)

(12)          Articles of Amendment to Articles of Incorporation filed March 25,
              2002.(15)

(13)          Articles of Amendment to Articles of Incorporation filed April 12,
              2002.(15)

2             Bylaws as of July 21, 1993.(3)

3             Not applicable.

4 Form of Agreement Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

5 Instrument Defining Rights of Security Holders - All rights of security holders are contained in the Registrants Articles of Incorporation.

6(a) Investment Advisory Agreement between Company and INVESCO Funds, Group, Inc. dated August 30, 1999.(8)

7(a) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002, October
              21, 2002, November 1, 2002, November 30, 2002, December 26, 2002,
              January 31, 2003, and February 10, 2003 (filed herewith).

8(a) Retirement Plan for Independent Directors dated October 30, 2001 (filed herewith).

9(a) Custody Agreement between Company and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, May 10,
              2002, July 31, 2002, August 30, 2002, October 21, 2002, November
              1, 2002, November 30, 2002, December 26, 2002, January 31, 2003,
              and February 10, 2003 (filed herewith).

10            N/A

11            Opinion and Consent of Counsel is filed herewith.

12            Form of Tax Opinion is filed herewith.

13(a)(1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002, October
              21, 2002, November 1, 2002, November 30, 2002, December 26, 2002,
              January 31, 2003, and February 10, 2003 (filed herewith).

     (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002, October
              21, 2002, November 1, 2002, November 30, 2002, December 26, 2002,
              January 31, 2003, and February 10, 2003 (filed herewith).

(3) Participation Agreement dated March 22, 1994, among Registrant, INVESCO Funds Group, Inc., Transamerica Occidental Life Insurance Company and Charles Schwab & Co., Inc.(4), (10)

(4) Participation Agreement dated August 26, 1994, among Registrant, INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.(3)

(i)           First Amendment to Participation Agreement.(11)

(ii)          Second Amendment to Participation Agreement.(6)

(iii)         Third Amendment to Participation Agreement.(11)

(iv)          Fourth Amendment to Participation Agreement.(11)

(v)           Fifth Amendment to Participation Agreement.(11)

(vi)          Sixth Amendment to Participation Agreement.(15)

(vii)         Seventh Amendment to Participation Agreement.(15)

(viii) Service Agreement dated January 1, 1998 between INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.(13)

(a)           First Amendment dated January 1, 2000 to the Service
              Agreement.(13)

(b)           Amendment dated August 1, 2001 to the Service Agreement.(15)

(ix) Private Placement Variable Administrative Services Agreement dated September 8, 2000.(13)

(a) Amendment dated June 27, 2001 to the Private Placement Participation Agreement.(14)

(b)           Amendment dated August 1, 2001 to the Private Placement
              Agreement.(14)

(5) Participation Agreement dated September 19, 1994 among Registrant, INVESCO Funds Group, Inc. and First ING Life Insurance Company of New York.(4)

(i)           First Amendment to the Participation Agreement.(11)

(ii) Letter dated November 30, 2001 regarding Deregistration of First ING Life Insurance Company of New York.(15)

(6) Participation Agreement dated December 1, 1994, among Registrant, INVESCO Funds Group, Inc., First Transamerica Life Insurance Company and Charles Schwab & Co., Inc.(4)

(7) Participation Agreement dated September 14, 1995, among Registrant, INVESCO Funds Group, Inc. and Southland Life Insurance Co.(1)

(i)           Amendment dated October 4, 2000 to the Participation
              Agreement.(13)

(ii)          Amendment dated December 26, 2000 to the Participation
              Agreement.(13)

(iii) Services Agreement dated January 1, 2000, between INVESCO Funds Group, Inc. and Southland Life Insurance Company.(13)

(a)           Amendment dated August 1, 2001 to the Administrative Services
              Agreement.(15)

(8) Participation Agreement dated October 31, 1995, among Registrant, INVESCO Funds Group, Inc. and American Partners Life Insurance Company.(1)

(i)           Administrative Services Letter Agreement dated October 21,
              1996.(13)

(ii) Amendment dated November 28, 2001 to the Participation Agreement (filed herewith).

(9) Participation Agreement dated March 21, 2000, among Registrant, INVESCO Funds Group, Inc. and Allmerica Financial Life Insurance and Annuity Company.(2)

(i) Administrative Service Agreement dated March 21, 2000(filed herewith).

(ii) Amendment dated ____________ to the Participation Agreement (filed herewith).

(iii) Amendment #3 dated January 1, 2001 to the Participation Agreement (filed herewith).

(iv) Amendment #4 dated May 1, 2001 to the Participation Agreement (filed herewith).

(iv) Amendment #5 dated October 31, 2001 to the Participation Agreement (filed herewith).

(10) Participation Agreement dated December 4, 1996, among Registrant, INVESCO Funds Group, Inc. and American Centurion Life Assurance Company.(3)

(i)           Administrative Services Letter Agreement dated October 21,
              1996.(13)

(ii) Amendment dated November 28, 2001 to the Participation Agreement (filed herewith).

(iii) Amendment to the Administrative Letter dated April 1, 2002 (filed herewith).

(11) Participation Agreement dated April 15, 1997, among Registrant, INVESCO Funds Group, Inc. and Prudential Insurance Company of America.(3)

(i)           Amendment to the Participation Agreement.(11)

(ii) Administrative Services Agreement dated February 11, 2000, between INVESCO Funds Group, Inc. and the Prudential Insurance Company of America.(13)

(12) Participation Agreement dated May 30, 1997, among Registrant, INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.(3)

(i)           Financial Arrangements Letter dated February 28, 2001.(13)

(ii) Amendment dated March 19, 2001 to the Participation Agreement (filed herewith).

(iii) Amendment #3 dated July 1, 2002 to the Participation Agreement (field herewith).

(13) Participation Agreement dated August 17, 1998, among Registrant, INVESCO Funds Group, Inc. and Metropolitan Life Insurance Company.(6)

(i) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(14) Participation Agreement dated October 15, 1998, among Registrant, INVESCO Funds Group, Inc. and Business Mens' Assurance Company of America.(6)

(15) Participation Agreement dated July 8, 1997, among Registrant, INVESCO Funds Group, Inc., First Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(6)

(i)           Amendment of Schedule B and C to the Participation Agreement.(11)

(ii)          Amendment to revise Schedule B of the Participation Agreement.(11)

(iii)         Amended Schedules A and B.(14)

(16) Participation Agreement dated February 8, 1999, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Nationwide Life Insurance Company and/or Nationwide Life and Annuity Insurance Company.(6)

(17) Participation Agreement dated July 19, 1996, among Registrant, INVESCO Funds Group and Conseco Variable Insurance Company (formerly known as Great American Reserve Insurance Co.).(6)

(i) Amendment dated December 31, 1999 to the Participation Agreement (filed herewith).

(ii) Amendment to the Participation Agreement to change the company name to Conseco Variable Insurance Company.(11)

(iii)         Amendment dated January 31, 2001 to the Participation
              Agreement.(13)

(iv)          Financial Arrangements Letter dated February 28, 2001.(13)

(a) Amendment dated May 5, 2001 to the Administrative Services Agreement (filed herewith).

(b) Amendment dated October 31, 2001 to the Administrative Services Agreement (filed herewith).

(v)           Administrative Services Agreement dated December 31, 1999.(13)

(18) Participation Agreement dated April 16, 1998, among Registrant, INVESCO Funds Group and SAFECO Life Insurance Company.(11)

(i) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(ii) Amendment dated May 23, 2002 to the Participation Agreement (filed herewith).

(19) Participation Agreement dated August 16, 1999, among Registrant, INVESCO Funds Group and Great American Life Insurance Company of New York.(11)

(i) Financial Arrangements Letter dated February 28, 2001 (filed herewith).

(ii) Amendment dated March 19, 2001 to the Participation Agreement (filed herewith).

(20) Participation Agreement dated October 25, 1996, among Registrant, INVESCO Funds Group, Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(11)

(i)           Amendment of Schedule B and C to the Participation Agreement.(11)

(ii)          Amendment to revise Schedule B of the Participation Agreement.

(iii)         Amended Schedules A and B.(14)

(21) Participation Agreement dated June 18, 1999, among Registrant, INVESCO Funds Group and Great-West Life & Annuity Insurance Co.(11)

(i) Service Agreement between INVESCO Funds Group and Great-West Life & Annuity Insurance Co. dated June 18, 1999.(13)

(ii) Amendment dated January 1, 2002 to the Participation Agreement (filed herewith).

(iii) Amendment dated April 1, 2002 to the Participation Agreement (filed herewith).

(22) Participation Agreement dated October 18, 1999, among Registrant, INVESCO Funds Group and American Skandia Life Assurance Corporation.(11)

(i)           Administrative Services and Support Agreement dated October 18,
              1999.(13)

(a) Letter Agreement dated December 5, 2000 to the Administrative Services and Support Agreement.(15)

(ii) Letter of Agreement dated April 27, 2000, between INVESCO Funds Group, Inc. and Skandia Life Assurance.(13)

(iii) Revised Schedule pages dated April 28, 2000 to the Participation Agreement.(13)

(iv)          Letter of Agreement dated March 24, 2000.(13)

(v) Revised Schedule A dated May 1, 2000 to the Participation Agreement (field herewith).

(23) Participation Agreement dated June 1, 2001, among Registrant, INVESCO Funds Group and American United Life Insurance Co.(14)

(i)           Administrative Services Agreement dated June 1, 2001.(14)

(ii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(24) Participation Agreement dated November 17, 1999, among Registrant, INVESCO Funds Group and MetLife Investors Insurance (formerly known as Cova Financial Services Life Insurance Company.)(11)

(i)           Administrative Services Agreement dated November 17, 1999.(13)

(a)           Amendment dated May 4, 2001 to the Administrative Services
              Agreement.(14)

(ii)          Amendment dated March 22, 2001 to Participation Agreement.(14)

(25) Participation Agreement dated August 14, 1997, among Registrant, INVESCO Funds Group, Inc. and First Fortis Life Insurance Company.(11)

(i)           Letter of Agreement dated July 29, 1997 (filed herewith).

(26) Participation Agreement dated April 30, 1997, among Registrant, INVESCO Funds Group, Inc. and Hartford Life and Annuity Insurance Company (formerly known as Fortis Benefits Insurance Company.)(1)

(i)           Letter of Agreement dated May 12, 1997.(13)

(ii)          Assignment of the Participation Agreement dated April 2, 2001.(14)

(27) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and PFL Life Insurance Company.(11)

(i) Administrative Services Agreement dated June 21, 2000, between INVESCO Funds Group, Inc. and PFL Life Insurance Company.(13)

(28) Participation Agreement dated July 8, 1998, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and United Investors Life Insurance Company.(11)

(i)           Amendment dated April 14, 2000 to Participation Agreement.(13)

(ii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(29) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and Western Reserve Life Assurance Company of Ohio.(11)

(i) Administrative Services Agreement dated June 21, 2000, between INVESCO Funds Group, Inc. and Western Reserve Life Assurance Company of Ohio.(13)

(ii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(29) Participation Agreement dated April 28, 2000, among Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

(i)           First Amendment dated April 15, 2001 to Participation
              Agreement.(14)

(ii)          Administrative Services Agreement dated April 28, 2000.(13)

(30) Participation Agreement dated November 21, 2000, among National Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

(i)           Administrative Services Agreement dated November 21, 2000.(13)

(31) Participation Agreement dated March 21, 2000, among Allmerica Financial Life Insurance and Annuity Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

(i)           Amendment dated August 1, 2000 to the Participation Agreement.(13)

(ii)          Amendment dated August 11, 2000 to the Participation
              Agreement.(13)

(iii)         Amendment #3 dated October 18, 2000 to the Participation
              Agreement.(13)

(iv)          Amendment #4 dated January 1, 2001 to the Participation
              Agreement.(13)

(v)           Amendment #4 dated May 1, 2001 to the Participation Agreement.(14)

(vi)          Amendment #5 dated October 31, 2001 to the Participation
              Agreement.(15)

(vii)         Amendment #7 dated October 31, 2001 to the Participation
              Agreement.(15)

(viii)        Administrative Services Agreement dated March 21, 2000.(13)

(32) Participation Agreement dated July 27, 2000, among Pruco Life Insurance Company of Arizona; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

(i)           Administrative Services Agreement dated July 27, 2000.(13)

(33) Participation Agreement dated July 27, 2000, among Pruco Life Insurance Company of New Jersey; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

(i)           Administrative Services Agreement dated July 27, 2000.(13)

(34) Participation Agreement dated December 30, 2000, among Ameritas Variable Life Insurance Company; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

(i)           Administrative Services Agreement dated September 21, 2000.(13)

(ii) Amendment dated September 26, 2001 to the Participation Agreement (filed herewith).


(iii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(35) Participation Agreement dated April 3, 2000, among Connecticut General Life Insurance Company and INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.(13)

(i)           Administrative Services Agreement dated April 3, 2000.(13)

(ii)          Amendment dated July 12, 2000 to the Participation Agreement.(13)

(iii) Amendment dated September 27, 2002 to the Participation Agreement (filed herewith).

(36) Participation Agreement dated April 1, 2001 among Sage Life Assurance of America, Inc. and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

(i)           Administrative Services Agreement dated April 1, 2001.(13)

(ii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(iii) Amendment dated February 1, 2002 to the Participation Agreement (filed herewith).

(37) Participation Agreement dated March 21, 2000 among First Allmerica Financial Life Insurance Company and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(13)

(i)           Amendment dated August 1, 2000 to the Participation Agreement.(13)

(ii) Amendment dated August 11, 2000 to the Participation Agreement (filed herewith).

(iii)         Amendment dated October 18, 2000 to the Participation
              Agreement.(13)

(iv)          Amendment dated January 1, 2001 to the Participation
              Agreement.(13)

(v)           Amendment dated May 1, 2001 to the Participation Agreement.(14)

(vi)          Administrative Services Agreement dated March 21, 2000.(13)

(a)           Amendment dated May 1, 2001 to the Administrative Services
              Agreement.(14)

(b) Amendment dated August 1, 2002 to the Administrative Agreement (filed herewith).

(vii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(viii) Amendment dated December 15, 2001 to the Participation Agreement (filed herewith).

(ix) Amendment dated August 20, 2002 to the Participation Agreement (filed herewith).

(38) Participation Agreement dated June 6, 2001, among The American Life Insurance Company of New York and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(14)

(i)           Administrative Services Agreement dated June 6, 2001.(14)

(ii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(39) Participation Agreement dated March 22, 2001, among First MetLife Investors Insurance Company and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(14)

(i)           Administrative Services Agreement dated March 22, 2001.(14)

(ii) Amendment dated October 31, 2001 to the Participation Agreement (filed herewith).

(40) Participation Agreement dated May 1, 2001, among First Variable Life Insurance Company, and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

(i)           Administrative Services Agreement dated May 1, 2001.(14)

(41) Participation Agreement dated July 1, 2001 among Pan-American Assurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

(i)           Administrative Services Agreement dated July 1, 2001.(14)

(42) Participation Agreement dated May 1, 2001, among Principal Life Insurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

(i)           Administrative Services Agreement dated May 1, 2001.(14)

(ii) Amendment dated May 1, 2002 to the Participation Agreement (filed herewith).

(43) Participation Agreement dated April 15, 2001, among Sun Life Assurance Company of Canada (U.S.) and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

(i)           Amendment No. 1 dated April 15, 2001 to the Participation
              Agreement.(15)

(ii)          Administrative Services Agreement dated April 15, 2001.(14)

(iv) Amendment dated September 1, 2001 to the Participation Agreement (filed herewith).

(iv) Amendment dated April 1, 2002 to the Participation Agreement (filed herewith).

(v) Amendment dated April 15, 2002 to the Participation Agreement (filed herewith).

(vi) Amendment dated August 2, 2002 to the Participation Agreement (filed herewith).

(44) Participation Agreement dated April 30, 2001, among Ameritas Life Insurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

(i)           Administrative Services Agreement dated April 30, 2001.(14)

(45) Participation Agreement dated May 1, 2001, among Kemper Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

(i)           Administrative Services Agreement dated May 1, 2001.(14)

(a) Amendment dated August 13, 2002 to the Administrative Services Agreement (filed herewith).

(ii) Amendment dated August 13, 2002 to the Participation Agreement (filed herewith).

(46) Participation Agreement dated April 15, 2001, among American National Insurance Company; INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(15)

(i)           Administrative Services Agreement dated April 15, 2001.(15)

(47) Participation Agreement dated January 2, 2002, among MONY Life Insurance Company of America; INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(15)

 (i)          Administrative Services Agreement dated January 2, 2002.(15)

(ii) Amendment dated May 1, 2002 to the Participation Agreement (filed herewith).

(iii) Amendment dated October 15, 2002 to the Participation Agreement (filed herewith).

(v) Amendment dated November 6, 2002 to the Participation Agreement (filed herewith).

(48) Participation Agreement dated August 1, 2001, among The Prudential Insurance Company of America; INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(15)

(i) Administrative Services Agreement dated February 11, 2000 between INVESCO Funds Group, Inc. and The Prudential Insurance Company of America.(15)

(ii) Administrative Services Agreement dated August 1, 2001 between INVESCO Funds Group, Inc. and The Prudential Insurance Company of America.(15)

(49) Participation Agreement dated July 15, 2001 among Golden American Life Insurance Company; INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(15)

(i)           Administrative Services Agreement dated July 15, 2001.(15)

(50) Participation Agreement dated August 13, 2001 among IDS Life Insurance Company of New York; INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(15)

(i) Administrative Services Agreement dated August 13, 2001 between INVESCO Funds Group, Inc., IDS Life Insurance Company of New York and IDS Life Insurance Company.(15)

(ii) Letter of Understanding dated January 3, 2002 to the Participation Agreement (filed herewith).

(iii) Letter of Understanding dated January 30, 2002 to the Participation Agreement (filed herewith).

(iv) Amendment dated November 7, 2002 to the Participation Agreement (filed herewith).

(51) Participation Agreement dated January 2, 2002 among MONY Life Insurance Company; INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(15)

(i)           Administrative Services Agreement dated January 2, 2002.(15)

(ii) Amendment dated October 15, 2002 to the Participation Agreement (filed herewith).

(iii) Amendment dated November 6, 2002 to the Participation Agreement (filed herewith).

(52) Participation Agreement dated August 13, 2001 among IDS Life Insurance Company; INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(15)

(i) Administrative Services Agreement dated August 13, 2001 between INVESCO Funds Group, Inc., IDS Life Insurance Company of New York and IDS Life Insurance Company.(15)

(ii) Letter of Understanding dated January 3, 2002 to the Participation Agreement (field herewith).

(iii) Letter of Understanding dated January 30, 2002 to the Participation Agreement (field herewith).

(iv) Amendment dated November 7, 2002 to the Participation Agreement (filed herewith).

(53) Participation Agreement dated April 30, 2002, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc., and First Ameritas Life Insurance Corporations (filed herewith).

(i)           Administrative Agreement dated April 30, 2002 (filed herewith).

(54) Participation Agreement dated October 1, 2002, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc., and the Manufacturers Life Insurance Company of New York (filed herewith).

(i)           Administrative Agreement dated October 1, 2002 (filed herewith).

(55) Participation Agreement dated October 1, 2002, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc., and the Manufacturers Life Insurance Company (filed herewith).

(i)           Administrative Agreement dated October 1, 2002 (filed herewith).

(56) Participation Agreement dated November 17,1999 among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc., and MetLife Investors Company of California (formerly known as Cova Financial Life Insurance Company) (filed herewith)

(i) Administrative Services Agreement dated November 17, 1999 between INVESCO Funds Group, Inc., INVESCO Distributors, Inc., MetLife Investors Insurance and MetLife Investors Insurance Company (filed herewith).

(a)           Amendment dated May 4, 2001 to the Administrative  Agreement.(14)

(ii)          Amendment dated March 21, 2001 to the Participation Agreement.(14)

(iii) Amendment dated October 31, 2002 to the Participation Agreement (filed herewith).

(57) Participation Agreement dated February 1, 2002 among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc., and Midland National Life Insurance Company (filed herewith).

(i) Administrative Service Agreement dated February 1, 2002 (filed herewith).

14(a)         Consent of Independent Certified Public Accountants
              (PWC-INVESCO VIF-Utilities Fund).

(b)           Consent of Independent Certified Public Accountants
              (PWC-INVESCO VIF-Telecommunications Fund and INVESCO VIF-Technology Fund).

(c)           Consent of Independent Certified Public Accountants
              (TWB-AIM V.I. New Technology Fund).

(d)           Consent of Independent Certified Public Accountants
              (TWB-AIM V.I. Global Utilities Fund).

15            Not applicable.

16            Power of Attorney

17            Form of Proxies relating to the Special Meeting of Shareholders.

----------

(1) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on April 11, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 6 to the Registration Statement on February 14, 1997, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on November 12, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on February 27, 1998, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on February 22, 1999, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on April 30, 1999, and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on August 30, 1999, and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on October 8, 1999, and incorporated by reference herein.

(10) Participation agreement is not active.

(11) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on April 17, 2000, and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on February 6, 2001, and incorporated by reference herein.

(13) Previously filed with Post-Effective Amendment No. 23 to the Registration Statement on April 5, 2001, and incorporated by reference herein.

(14) Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on October 19, 2001, and incorporated by reference herein.

(15) Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on April 12, 2002, and incorporated by reference herein.


ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 25th day of February, 2004.

                            REGISTRANT: INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                         By: /s/ Robert H. Graham
                                             ---------------------------------
                                             Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURES                                   TITLE                             DATE
         ----------                                   -----                             ----
/s/ Robert H. Graham                                President
-------------------------------           (Principal Executive Officer)       February 25, 2004
     (Robert H. Graham)

/s/ Mark H. Williamson*                Chairman, Executive Vice President     February 25, 2004
-------------------------------                   and Director
     (Mark H. Williamson)

       /s/ Bob R. Baker*                            Director                  February 25, 2004
-------------------------------
      (Bob R. Baker)

      /s/ James T. Bunch*                           Director                  February 25, 2004
-------------------------------
     (James T. Bunch)

     /s/ Gerald J. Lewis*                           Director                  February 25, 2004
-------------------------------
     (Gerald J. Lewis)

        /s/ Larry Soll*                             Director                  February 25, 2004
-------------------------------
       (Larry Soll)

/s/ Sidney M. Dilgren                      Vice President & Treasurer         February 25, 2004
-------------------------------             (Principal Financial and
    (Sidney M. Dilgren)                        Accounting Officer)


*By /s/ Robert H. Graham                                                      February 25, 2004
    ---------------------------
         Robert H. Graham
         Attorney-in-Fact

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll) have been filed with the Securities and Exchange Commission with the Registration Statement of AIM Variable Insurance Funds on Form N-14 on December 31, 2003 and original Powers of Attorney for Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll have been filed with the Securities and Exchange Commission with the Registration Statement of INVESCO Variable Investment Funds, Inc. on Form N-14 on December 31, 2003 and hereby are incorporated by reference.

                                      INDEX

(11)         Opinion and Consent of Counsel is filed herewith
(12)         Tax Opinion
(14)(a)      Consent of Independent Certified Public Accountants
             (PWC-INVESCO VIF-Utilities Fund).
(14)(b)      Consent of Independent Certified Public Accountants
             (PWC-INVESCO VIF-Telecommunications Fund and INVESCO VIF-Technology Fund).
(14)(c)      Consent of Independent Certified Public Accountants
             (TWB-AIM V.I. New Technology Fund).
(14)(d)      Consent of Independent Certified Public Accountants
             (TWB-AIM V.I. Global Utilities Fund).
(16)         Powers of Attorney
(17)         Form of Proxies relating to the Special Meeting of Shareholders